SHAREHOLDER LETTER


Dear Shareholder:

This annual report for Franklin Strategic Series covers the period ended April 30, 2001.


THE ECONOMY SLOWS

The 12 months under review witnessed significant economic deceleration. Gross domestic product (GDP), the broadest gauge of economic vibrancy, waned to an annualized pace of just 1.2% for the six months ended March 31, 2001, its weakest showing since 1995. Recession concerns took hold amid reports of sharply rising unemployment, weak industrial expansion and technology spending, higher energy costs and reduced production in the manufacturing sectors. In response, the Federal Reserve Board (the Fed) swiftly cut the key federal funds target rate from 6.5% to 4.5% during the first four months of 2001, in an attempt to pump some life into the economy. Toward the latter part of the period, the economy seemed to stabilize, albeit at substantially lower levels than the past few years. Inflation also became a concern as it picked up to around 3.0% by period end. Waning domestic growth seemed to exacerbate foreign economic problems, especially for export-dependent countries in the emerging markets of Latin America and Southeast Asia.


CONTENTS

Shareholder Letter                                                             1

Fund Reports

  Franklin Aggressive
  Growth Fund ............................................................     6
  Franklin California
  Growth Fund ............................................................    16
  Franklin Large Cap
  Growth Fund ............................................................    28
  Franklin Small Cap
  Growth Fund I ..........................................................    38
  Franklin Small Cap
  Growth Fund II .........................................................    48

Financial Highlights &
Statements of Investments ................................................    58

Financial Statements .....................................................    99

Notes to
Financial Statements .....................................................   108

Independent
Auditors' Report .........................................................   120

Tax Designation ..........................................................   121


[FUND CATEGORY PYRAMID GRAPHIC]

BULL OR BEAR?

The slowing economy had a profound effect on corporate profits, causing equity markets to wilt under a barrage of corporate earnings disappointments. During the latter half of 2000, gloomy corporate profit warnings and evidence of an economic slowdown took bites out of the markets as they began a long descent from all-time highs reached just a few months earlier. By March 2001, the cumulative effect of months of bad news seemed to overwhelm investors, sending them to the exits.

As a result, the major indexes tumbled into bear markets, defined as a prolonged decline of 20% or more. The technology-heavy Nasdaq Composite Index (Nasdaq(R)) plummeted as technology, Internet and telecommunication stocks sold off substantially and scores of Internet companies scaled back dramatically or collapsed. The broader Standard & Poor's 500(R) Composite

U.S. STOCK MARKET PERFORMANCE
Price Returns of Nasdaq, S&P 500, and Dow
(4/1/00 - 4/30/01)

[PLOT POINTS]

                  S&P 500            S&P 500      DJIA            DJIA Total     NASDAQ            NASDAQ
                  -------            -------      ----            ----------     ------            ------
                                  Total Return                       Ret                          Total Ret
                                  ------------                       ---                          ---------

01-May-00         1468.25                        10811.78                        3958.08
02-May-00         1446.29         -0.014956581   10731.12        -0.007460381    3785.45        -0.043614581
03-May-00          1415.1         -0.036199557   10480.13        -0.030674875    3707.31        -0.063356476
04-May-00         1409.57         -0.039965946   10412.49        -0.036931014    3720.24         -0.06008974
05-May-00         1432.63         -0.024260174   10577.86         -0.02163566    3816.82        -0.035689021
08-May-00         1424.17         -0.030022135   10603.63        -0.019252149    3669.38        -0.072939405
09-May-00         1412.14         -0.038215563   10536.75        -0.025437994    3585.01        -0.094255295
10-May-00         1383.05         -0.058028265   10367.78        -0.041066318    3384.73        -0.144855587
11-May-00         1407.81         -0.041164652   10545.97        -0.024585221    3499.58        -0.115838993
12-May-00         1420.96         -0.032208411   10609.37        -0.018721247    3529.06        -0.108390937
15-May-00         1452.36         -0.010822408   10807.78        -0.000369967    3607.65         -0.08853535
16-May-00         1466.04         -0.001505193   10934.57         0.011357057    3717.57         -0.06076431
17-May-00          1447.8         -0.013928146   10769.74        -0.003888351    3644.96        -0.079109063
18-May-00         1437.21         -0.021140814   10777.28        -0.003190964    3538.71        -0.105952886
19-May-00         1406.95         -0.041750383   10626.85        -0.017104492    3390.4         -0.143423074
22-May-00         1400.72          -0.04599353   10542.55        -0.024901543    3364.21        -0.150039918
23-May-00         1373.86         -0.064287417   10422.27        -0.036026445    3164.55        -0.200483568
24-May-00         1399.05         -0.047130938   10535.35        -0.025567483    3270.61        -0.173687748
25-May-00         1381.52         -0.059070322   10323.92        -0.045123005    3205.35         -0.19017554
26-May-00         1378.02         -0.061454112   10299.24          -0.0474057    3205.11        -0.190236175
30-May-00         1422.45         -0.031193598   10527.13        -0.026327765    3459.48        -0.125970167
31-May-00          1420.6         -0.032453601   10522.33        -0.026771725    3400.91        -0.140767746
01-Jun-00         1448.81         -0.013240252   10652.2         -0.014759827    3582.5         -0.094889441
02-Jun-00         1477.26          0.006136557   10794.76        -0.001574209    3813.38        -0.036558129
05-Jun-00         1467.63         -0.000422271   10815.3          0.000325571    3821.76        -0.034440941
06-Jun-00         1457.84         -0.007090073   10735.57        -0.007048793    3756.37        -0.050961577
07-Jun-00         1471.36          0.002118168   10812.86          9.9891E-05    3839.26        -0.030019605
08-Jun-00         1461.67         -0.004481526   10668.72        -0.013231864    3825.56         -0.03348088
09-Jun-00         1456.95         -0.007696237   10614.06        -0.018287461    3874.84        -0.021030399
12-Jun-00           1446          -0.015154095   10564.21        -0.022898172    3767.91        -0.048046022
13-Jun-00         1469.44          0.000810489   10621.84        -0.017567875    3851.06        -0.027038362
14-Jun-00         1470.54           0.00155968   10687.95        -0.011453248    3797.41        -0.040592914
15-Jun-00         1478.73          0.007137749   10714.82        -0.008967996    3845.74        -0.028382448
16-Jun-00         1464.46         -0.002581304   10449.3         -0.033526394    3860.56        -0.024638208
19-Jun-00           1486           0.012089222   10557.84        -0.023487344    3989.83         0.008021566
20-Jun-00         1475.95          0.005244338   10435.16        -0.034834227    4013.36         0.013966368
21-Jun-00         1479.13          0.007410182   10497.74        -0.029046096    4064.01         0.026762976
22-Jun-00         1452.18         -0.010945003   10376.12        -0.040294938    3936.84        -0.005366238
23-Jun-00         1441.48          -0.01823259   10404.75          -0.0376469    3845.34        -0.028483507
26-Jun-00         1455.31         -0.008813213   10542.99        -0.024860846    3912.12        -0.011611691
27-Jun-00         1450.55         -0.012055168   10504.46        -0.028424552    3858.96        -0.025042445
28-Jun-00         1454.82         -0.009146944   10527.79         -0.02626672    3940.34        -0.004481971
29-Jun-00         1442.39         -0.017612804   10398.04        -0.038267519    3877.23         -0.02042657
30-Jun-00          1454.6         -0.009296782   10447.89        -0.033656808    3966.11         0.002028761
03-Jul-00         1469.54          0.000878597   10560.67        -0.023225593    3991.93         0.008552126
05-Jul-00         1446.23         -0.014997446   10483.6         -0.030353929    3863.1         -0.023996483
06-Jul-00         1456.67          -0.00788694   10481.47        -0.030550936    3960.57         0.000629093
07-Jul-00          1478.9          0.007253533   10635.98        -0.016260042    4023.2          0.016452421
10-Jul-00         1475.62          0.005019581   10646.58         -0.01527963    3980.29         0.005611306
11-Jul-00         1480.88          0.008602077   10727.19        -0.007823874    3956.42        -0.000419395
12-Jul-00         1492.92          0.016802316   10783.41         -0.00262399    4099.59         0.035752183
13-Jul-00         1495.84          0.018791078   10788.71        -0.002133784    4174.86         0.054768979
14-Jul-00         1509.98           0.02842159   10812.75          8.9717E-05    4246.18         0.072787816
17-Jul-00         1510.49          0.028768943   10804.27        -0.000694613    4274.67         0.079985751
18-Jul-00         1493.74          0.017360804   10739.92        -0.006646454    4177.17         0.055352595
19-Jul-00         1481.96          0.009337647   10696.08        -0.010701291    4055.63         0.024645788
20-Jul-00         1495.57          0.018607185   10843.87         0.002968059    4184.56         0.057219662
21-Jul-00         1480.19           0.00813213   10733.56        -0.007234701    4094.45         0.034453573
24-Jul-00         1464.29         -0.002697088   10685.12           -0.011715    3981.57         0.005934696
25-Jul-00         1474.47          0.004236336   10699.97        -0.010341498    4029.57         0.018061788
26-Jul-00         1452.42         -0.010781543   10516.48        -0.027312801    3987.72         0.007488479
27-Jul-00         1449.62         -0.012688575   10586.13        -0.020870754    3842.23        -0.029269242
28-Jul-00         1419.89          -0.03293717   10511.17        -0.027803932     3663          -0.074551298
31-Jul-00         1430.83         -0.025486123   10521.98        -0.026804097    3766.99        -0.048278458
01-Aug-00          1438.1          -0.02053465   10606.95        -0.018945077    3685.52         -0.06886167
02-Aug-00          1438.7            -0.020126   10687.53        -0.011492095    3658.46        -0.075698318
03-Aug-00         1452.56         -0.010686191   10706.58        -0.009730128    3759.88        -0.050074784
04-Aug-00         1462.93         -0.003623361   10767.75         -0.00407241    3787.36        -0.043132024
07-Aug-00         1479.32          0.007539588   10867.01         0.005108317    3862.99        -0.024024274
08-Aug-00          1482.8          0.009909757   10976.89         0.015271306    3848.55        -0.027672508
09-Aug-00         1472.87          0.003146603   10905.83         0.008698845    3853.5         -0.026421902
10-Aug-00         1460.25         -0.005448663   10908.76         0.008969846    3759.99        -0.050046992
11-Aug-00         1471.84          0.002445088   11027.8          0.019980059    3789.47        -0.042598937
14-Aug-00         1491.56          0.015876043   11176.14         0.033700279    3849.69        -0.027384489
15-Aug-00         1484.43          0.011019922    11067           0.023605734    3851.66        -0.026886773
16-Aug-00         1479.85          0.007900562   11008.39         0.018184795    3861.2         -0.024476514
17-Aug-00         1496.07          0.018947727   11055.64         0.022555028    3940.87        -0.004348068
18-Aug-00         1491.72          0.015985016   11046.48         0.021707804    3930.34        -0.007008449
21-Aug-00         1499.48           0.02127022   11079.81         0.024790553    3953.15        -0.001245553
22-Aug-00         1498.13          0.020350758   11139.15          0.03027901    3958.21         3.28442E-05
23-Aug-00         1505.97          0.025690448   11144.65         0.030787715    4011.01         0.013372645
24-Aug-00         1508.31          0.027284182   11182.74         0.034310724    4053.28         0.024052066
25-Aug-00         1506.45          0.026017368   11192.63         0.035225467    4042.68            0.021374
28-Aug-00         1514.09          0.031220841   11252.84         0.040794393    4070.59         0.028425398
29-Aug-00         1509.84          0.028326239   11215.1          0.037303756    4082.17         0.031351059
30-Aug-00         1502.59          0.023388388   11103.01          0.02693636    4103.81         0.036818356
31-Aug-00         1517.68          0.033665929   11215.1          0.037303756    4206.35         0.062724856
01-Sep-00         1520.77          0.035770475   11238.78         0.039493959    4234.33          0.06979394
05-Sep-00         1507.08           0.02644645   11260.61         0.041513053    4143.18         0.046765098
06-Sep-00         1492.25           0.01634599   11310.64         0.046140414    4013.34         0.013961315
07-Sep-00         1502.51          0.023333901   11259.87         0.041444609    4098.35           0.0354389
08-Sep-00          1494.5          0.017878427   11220.65         0.037817085    3978.41         0.005136329
11-Sep-00         1489.26          0.014309552   11195.49         0.035489993    3896.35        -0.015595946
12-Sep-00         1481.99          0.009358079   11233.23          0.03898063    3849.51        -0.027429966
13-Sep-00         1484.91          0.011346841   11182.18         0.034258929    3893.89        -0.016217459
14-Sep-00         1480.87          0.008595266   11087.47         0.025499039    3913.86        -0.011172083
15-Sep-00         1465.81         -0.001661842    10927           0.010656895    3835.23        -0.031037776
18-Sep-00         1444.51         -0.016168909   10808.52        -0.000301523    3726.52        -0.058503113
19-Sep-00          1459.9         -0.005687042   10789.29        -0.002080139    3865.64        -0.023354758
20-Sep-00         1451.34         -0.011517112   10687.92        -0.011456023    3897.44        -0.015320559
21-Sep-00         1449.05         -0.013076792   10765.52        -0.004278666    3828.87        -0.032644616
22-Sep-00         1448.72         -0.013301549   10847.37          0.00329178    3803.76        -0.038988601
25-Sep-00         1439.03         -0.019901243   10808.15        -0.000335745    3741.22        -0.054789191
26-Sep-00         1427.21         -0.027951643   10631.32        -0.016691054    3689.1         -0.067957191
27-Sep-00         1426.57         -0.028387536   10628.36        -0.016964829    3656.3         -0.076244038
28-Sep-00         1458.29         -0.006783586   10824.06         0.001135798    3778.32        -0.045415959
29-Sep-00         1436.51         -0.021617572   10650.92        -0.014878216    3672.82        -0.072070297
02-Oct-00         1436.23         -0.021808275   10700.13        -0.010326699    3568.9         -0.098325451
03-Oct-00         1426.46         -0.028462455   10719.74        -0.008512937    3455.83        -0.126892332
04-Oct-00         1434.32         -0.023109144   10784.48        -0.002525024    3523.1         -0.109896718
05-Oct-00         1436.28         -0.021774221   10724.92         -0.00803383    3472.1         -0.122781753
06-Oct-00         1408.99         -0.040360974   10596.54        -0.019907915    3361.01        -0.150848391
09-Oct-00         1402.03         -0.045101311   10568.43        -0.022507857    3355.56        -0.152225321
10-Oct-00         1387.02         -0.055324366   10524.4         -0.026580267    3240.54        -0.181284865
11-Oct-00         1364.59         -0.070601056   10413.79        -0.036810775    3168.49        -0.199488136
12-Oct-00         1329.78         -0.094309552   10034.58        -0.071884556    3074.68        -0.223189021
13-Oct-00         1374.17         -0.064076281   10192.18        -0.057307862    3316.77        -0.162025528
16-Oct-00         1374.62         -0.063769794   10238.8         -0.052995899    3290.28        -0.168718166
17-Oct-00         1349.97         -0.080558488   10089.71        -0.066785488    3213.96        -0.188000243
18-Oct-00         1342.13         -0.085898178   9975.02         -0.077393362    3171.56        -0.198712507
19-Oct-00         1388.76         -0.054139281   10142.98        -0.061858454    3418.6         -0.136298407
20-Oct-00         1396.93         -0.048574834   10226.59        -0.054125223    3483.14        -0.119992522
23-Oct-00         1395.78         -0.049358079   10271.72        -0.049951072    3468.69        -0.123643282
24-Oct-00         1398.13         -0.047757534   10393.07        -0.038727203    3419.79        -0.135997756
25-Oct-00          1364.9          -0.07038992   10326.48        -0.044886226    3229.57        -0.184056411
26-Oct-00         1364.44         -0.070703218   10380.12        -0.039924971    3272.18        -0.173291091
27-Oct-00         1379.58         -0.060391623   10590.62        -0.020455466    3278.36        -0.171729728
30-Oct-00         1398.66         -0.047396561   10835.77         0.002218876    3191.4         -0.193699976
31-Oct-00          1429.4         -0.026460072   10971.14         0.014739479    3369.63        -0.148670568
01-Nov-00         1421.22          -0.03203133   10899.47         0.008110598    3333.39        -0.157826522
02-Nov-00         1428.32         -0.027195641   10880.51         0.006356955    3429.02        -0.133665818
03-Nov-00         1426.69         -0.028305806   10817.95         0.000570674    3451.58        -0.127966085
06-Nov-00         1432.19          -0.02455985   10977.21         0.015300903    3416.21        -0.136902235
07-Nov-00         1431.87         -0.024777797   10952.18         0.012985836    3415.79        -0.137008347
08-Nov-00         1409.28          -0.04016346   10907.06          0.00881261    3231.7         -0.183518271
09-Nov-00         1400.14         -0.046388558   10834.25         0.002078289    3200.35        -0.191438778
10-Nov-00         1365.98          -0.06965435   10602.95        -0.019315043    3028.99        -0.234732497
13-Nov-00         1351.26         -0.079679891   10517.25        -0.027241583    2966.72        -0.250464872
14-Nov-00         1382.95         -0.058096373   10681.06        -0.012090516    3138.27        -0.207123151
15-Nov-00         1389.81         -0.053424144   10707.6         -0.009635786    3165.49        -0.200246079
16-Nov-00         1372.32         -0.065336285   10656.03        -0.014405584    3031.88        -0.234002345
17-Nov-00         1367.72         -0.068469266   10629.87        -0.016825167    3027.19        -0.235187263
20-Nov-00         1342.62         -0.085564447   10462.65         -0.03229163    2875.64        -0.273476029
21-Nov-00         1347.35         -0.082342925   10494.5         -0.029345769    2871.45        -0.274534623
22-Nov-00         1322.36         -0.099363187   10399.32         -0.03814913    2755.34        -0.303869553
24-Nov-00         1341.77         -0.086143368   10470.23        -0.031590543    2904.38        -0.266214932
27-Nov-00         1348.97         -0.081239571   10546.07        -0.024575972    2880.49        -0.272250687
28-Nov-00         1336.09         -0.090011919   10507.58        -0.028135978    2734.98        -0.309013461
29-Nov-00         1341.91         -0.086048016   10629.11         -0.01689546    2706.93         -0.31610023
30-Nov-00         1314.95         -0.104410012   10414.49        -0.036746031    2597.93        -0.343638835
01-Dec-00         1315.23         -0.104219309   10373.54        -0.040533566    2645.29        -0.331673438
04-Dec-00         1324.97         -0.097585561   10560.1         -0.023278313    2615.75        -0.339136652
05-Dec-00         1376.54         -0.062462115   10898.72         0.008041229    2889.8         -0.269898537
06-Dec-00         1351.46         -0.079543674   10664.38        -0.013633278    2796.5         -0.293470572
07-Dec-00         1343.55          -0.08493104   10617.36        -0.017982238    2752.66        -0.304546649
08-Dec-00         1369.89         -0.066991316   10712.91        -0.009144655    2917.43        -0.262917879
11-Dec-00          1380.2         -0.059969351   10725.8         -0.007952437    3015.1         -0.238241774
12-Dec-00         1371.18         -0.066112719   10768.27        -0.004024314    2931.77        -0.259294911
13-Dec-00         1359.99         -0.073734037   10794.44        -0.001603806    2822.77        -0.286833515
14-Dec-00         1340.93         -0.086715478   10674.99        -0.012651941    2728.51        -0.310648092
15-Dec-00         1312.15         -0.106317044   10434.96        -0.034852725    2653.27        -0.329657309
18-Dec-00         1322.74         -0.099104376   10645.42        -0.015386921    2624.52        -0.336920931
19-Dec-00          1305.6         -0.110778137   10584.37        -0.021033539    2511.71        -0.365422124
20-Dec-00         1264.74         -0.138607185   10318.93        -0.045584538    2332.78        -0.410628385
21-Dec-00         1274.86         -0.131714626   10487.29        -0.030012634    2340.12        -0.408773951
22-Dec-00         1305.97         -0.110526137   10635.56        -0.016298889    2517.02        -0.364080564
26-Dec-00         1315.19         -0.104246552   10692.44         -0.01103796    2493.52        -0.370017786
27-Dec-00         1328.92         -0.094895284   10803.16        -0.000797279    2539.35         -0.35843894
28-Dec-00         1334.22         -0.091285544   10868.76         0.005270178    2557.76        -0.353787695
29-Dec-00         1320.28          -0.10077984   10786.85        -0.002305818    2470.52        -0.375828685
02-Jan-01         1283.27         -0.125986719   10646.15        -0.015319402    2291.86        -0.420966731
03-Jan-01         1347.56         -0.082199898   10945.75         0.012391114    2616.69        -0.338899163
04-Jan-01         1333.34         -0.091884897   10912.41         0.009307441    2566.83         -0.35149618
05-Jan-01         1298.35         -0.115715988   10662.01        -0.013852483    2407.65        -0.391712649
08-Jan-01         1295.86         -0.117411885   10621.35        -0.017613196    2395.92        -0.394676207
09-Jan-01          1300.8         -0.114047335   10572.55        -0.022126791    2441.3         -0.383211052
10-Jan-01         1313.27         -0.105554231   10604.27        -0.019192954    2524.18        -0.362271606
11-Jan-01         1326.82         -0.096325558   10609.55        -0.018704598    2640.57        -0.332865935
12-Jan-01         1318.32         -0.102114762   10525.38        -0.026489625    2626.5         -0.336420689
16-Jan-01         1326.65         -0.096441342   10652.66        -0.014717281    2618.55        -0.338429238
17-Jan-01         1329.47         -0.094520688   10584.34        -0.021036314    2682.78        -0.322201674
18-Jan-01         1347.97         -0.081920654   10678.28        -0.012347643    2768.49        -0.300547235
19-Jan-01         1342.55         -0.085612123   10587.59        -0.020735716    2770.38        -0.300069731
22-Jan-01          1342.9         -0.085373744   10578.24        -0.021600514    2757.91        -0.303220248
23-Jan-01          1360.4         -0.073454793   10649.81        -0.014980882    2840.39        -0.282381862
24-Jan-01          1364.3          -0.07079857   10646.97        -0.015243558    2859.15         -0.27764219
25-Jan-01         1357.51         -0.075423123   10729.52        -0.007608368    2754.28         -0.30413736
26-Jan-01         1354.95         -0.077166695   10659.98        -0.014040241    2781.3         -0.297310817
29-Jan-01         1364.17         -0.070887111   10702.19        -0.010136166    2838.34         -0.28289979
30-Jan-01         1373.73         -0.064375958   10881.2          0.006420774    2838.35        -0.282897263
31-Jan-01         1366.01         -0.069633918   10887.36         0.006990523    2772.73        -0.299476009
01-Feb-01         1373.47         -0.064553039   10983.63           0.0158947    2782.79        -0.296934372
02-Feb-01         1349.47         -0.080899029   10864.1          0.004839166    2660.5         -0.327830665
05-Feb-01         1354.31         -0.077602588   10965.85         0.014250197    2643.21        -0.332198945
06-Feb-01         1352.26         -0.078998808   10957.42         0.013470492    2664.49        -0.326822601
07-Feb-01         1340.89         -0.086742721   10946.72         0.012480831    2607.82        -0.341140149
08-Feb-01         1332.53         -0.092436574   10880.55         0.006360655    2562.06         -0.35270131
09-Feb-01         1314.76         -0.104539418   10781.45        -0.002805274    2470.97        -0.375714993
12-Feb-01         1330.31         -0.093948578   10946.77         0.012485456    2489.66        -0.370993007
13-Feb-01          1318.8         -0.101787843   10903.32         0.008466691    2427.72        -0.386642008
14-Feb-01         1315.92         -0.103749361   10795.41        -0.001514089    2491.4           -0.3705534
15-Feb-01         1326.61         -0.096468585   10891.02         0.007329043    2552.91        -0.355013037
16-Feb-01         1301.53         -0.113550145   10799.82        -0.001106201    2425.38        -0.387233204
20-Feb-01         1278.94         -0.128935808   10730.88        -0.007482579    2318.35        -0.414274092
21-Feb-01         1255.27         -0.145057041   10526.58        -0.026378635    2268.94        -0.426757418
22-Feb-01         1252.82         -0.146725694   10526.81        -0.026357362    2244.96        -0.432815911
23-Feb-01         1245.86         -0.151466031   10441.9         -0.034210833    2262.51        -0.428381943
26-Feb-01         1267.65         -0.136625234   10642.53        -0.015654222    2308.5         -0.416762673
27-Feb-01         1257.94         -0.143238549   10636.88          -0.0161768    2207.82        -0.442199248
28-Feb-01         1239.94         -0.155498042   10495.28        -0.029273626    2151.83        -0.456344996
01-Mar-01         1241.23         -0.154619445   10450.14        -0.033448701    2183.37        -0.448376486
02-Mar-01         1234.18          -0.15942108   10466.31         -0.03195311    2117.63        -0.464985549
05-Mar-01         1241.41          -0.15449685   10562.3         -0.023074831    2142.92        -0.458596087
06-Mar-01          1253.8         -0.146058233   10591.22        -0.020399971    2204.43        -0.443055724
07-Mar-01         1261.89         -0.140548272   10729.6         -0.007600969    2223.92        -0.438131619
08-Mar-01         1264.74         -0.138607185   10858.25          0.00429809    2168.73        -0.452075249
09-Mar-01         1233.42         -0.159938703   10644.62        -0.015460914    2052.78        -0.481369755
12-Mar-01         1180.16         -0.196213179   10208.25        -0.055821521    1923.38        -0.514062374
13-Mar-01         1197.66         -0.184294228   10290.8          -0.04818633    2014.78        -0.490970369
14-Mar-01         1166.71         -0.205373744   9973.46         -0.077537649    1972.09        -0.501755902
15-Mar-01         1173.56         -0.200708326   10031.28        -0.072189778    1940.71        -0.509683988
16-Mar-01         1150.53         -0.216393666   9823.41          -0.09141603    1890.91        -0.522265846
19-Mar-01         1170.81         -0.202581304   9959.11         -0.078864905    1951.18        -0.507038766
20-Mar-01         1142.62         -0.221781032   9720.76         -0.100910303    1857.44        -0.530721966
21-Mar-01         1122.14          -0.23572961     9487          -0.122531165    1830.23        -0.537596511
22-Mar-01         1117.58         -0.238835348   9389.48         -0.131550956    1897.7         -0.520550368
23-Mar-01         1139.83         -0.223681253   9504.78         -0.120886663    1928.68        -0.512723341
26-Mar-01         1152.69         -0.214922527   9687.53         -0.103983803    1918.49        -0.515297821
27-Mar-01         1182.17         -0.194844202   9947.54         -0.079935034    1972.26        -0.501712952
28-Mar-01         1153.29         -0.214513877   9785.35         -0.094936264    1854.13         -0.53155823
29-Mar-01         1147.95          -0.21815086   9799.06         -0.093668203    1820.57        -0.540037089
30-Mar-01         1160.33         -0.209719053   9878.78         -0.086294764    1840.26        -0.535062455
02-Apr-01         1145.87         -0.219567512   9777.93         -0.095622552    1782.97        -0.549536644
03-Apr-01         1106.46          -0.24640899   9485.71         -0.122650479     1673          -0.577320317
04-Apr-01         1103.25         -0.248595266   9515.42         -0.119902551    1638.8          -0.58596087
05-Apr-01         1151.44          -0.21577388   9918.05         -0.082662614     1785          -0.549023769
06-Apr-01         1128.43         -0.231445599   9791.09         -0.094405362    1720.36         -0.56535492
09-Apr-01         1137.59         -0.225206879   9845.15          -0.08940526    1745.71        -0.558950299
10-Apr-01         1168.38         -0.204236336   10102.74        -0.065580321    1852.03        -0.532088791
11-Apr-01         1165.89         -0.205932232   10013.47        -0.073837056    1898.95        -0.520234558
12-Apr-01          1183.5         -0.193938362   10126.94        -0.063342021    1961.43        -0.504449127
16-Apr-01         1179.68         -0.196540099   10158.56        -0.060417434    1909.57        -0.517551439
17-Apr-01         1191.81         -0.188278563   10216.73        -0.055037191    1923.22        -0.514102797
18-Apr-01         1238.16         -0.156710369   10615.83         -0.01812375    2079.44        -0.474634166
19-Apr-01          1253.7         -0.146126341   10693.71        -0.010920496    2182.14        -0.448687242
20-Apr-01         1242.98          -0.15342755   10579.85        -0.021451602    2163.41        -0.453419335
23-Apr-01         1224.36         -0.166109314   10532.23        -0.025856057    2059.32        -0.479717439
24-Apr-01         1209.47         -0.176250639   10454.34        -0.033060236    2016.61        -0.490508024
25-Apr-01         1228.75          -0.16311936   10625.2         -0.017257103    2059.8         -0.479596168
26-Apr-01         1234.52         -0.159189511   10692.35        -0.011046285    2034.88         -0.48589215
27-Apr-01         1253.05         -0.146569045   10810.05        -0.000160011    2075.68        -0.475584122
30-Apr-01         1249.46         -0.149014132   10734.97        -0.007104288    2116.24        -0.465336729

The graph is intended to show stock market performance, as reflected in the price returns of the Nasdaq, S&P 500 and Dow indexes, and does not illustrate the past or future performance of any Franklin Strategic Series fund.

Index (S&P 500(R)) entered bear territory for the first time since 1987, and the Dow Jones(R) Industrial Average (the Dow) saw some of its steepest weekly declines since 1989, damaging the perceived safety of blue chip stocks. A rally ensued in April as that month's surprise Fed rate cut came amid signs of slightly revived economic activity, boosting investor optimism. But overall declines could not be overshadowed. For the year ended April 30, 2001, the Nasdaq returned -44.73%, the S&P 500 -12.97% and the Dow eked out a 1.45% gain.
(1)

Continuing a trend that began in March 2000, many investors returned to a more value-oriented investment style rather than the growth-at-any-price, momentum investing that dominated the latter half of the 1990s. Thus, while most former favorites among technology and Internet-related stocks saw dramatic declines during the year under review, many smaller, value-oriented stocks performed better than the indexes indicated. In fact, more than 60% of stocks on the New York Stock Exchange actually increased in value over the 12-month period.(2) Bonds, likewise, performed relatively well, driven by lower interest rates and heightened stock market volatility, and the 10-year Treasury note posted a total return of 10.57% for the period.


1. Source: Standard & Poor's Micropal. The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S. -based common stocks listed on The Nasdaq Stock Market(R). The index is market value-weighted and includes over 4,000 companies. The S&P 500 Composite Index consists of 500 domestic stocks, comprising four broad sectors: industrials, utilities, financials and transportation. The S&P 500 serves as the standard for measuring large-cap U.S. stock market performance. Since some industries are characterized by companies of relatively small stock capitalizations, the index is not composed of the 500 largest, publicly traded U.S. companies. The Dow Jones Industrial Average is a price-weighted index based on the average market price of 30 blue chip stocks. The average is found by adding the prices of the 30 stocks and dividing by a denominator that has been adjusted for stock splits, stock dividends, and substitutions of stocks.

2.   Source: Standard & Poor's COMPUSTAT(R), April 2001.

"Professional advice can make a difference."


WEATHERING THE STORM

There's nothing like market volatility to clarify an investor's risk tolerance. But, mostly, people have questions. Has the market hit bottom? Will a drop in interest rates reinvigorate stocks? What's going to happen next?

The answer to all of these questions is the same: Nobody knows for sure. Although the market swings of the past year can be unsettling, it is important to remember that securities markets always have been -- and always will be -- subject to volatility. Speculative investors who are trying to spot the market bottom now are the same people who were trying to spot the market top a year ago. Only a handful succeed at this game, and then mostly because of luck. We don't recommend luck as the basis for an investment strategy. We believe a long-term plan including diversification is in order. Combine that plan with some discipline and you have a solid formula for success.

Professional advice can make a difference. Stock markets go through natural cycles, and when there is a general decline, no one with equity holdings is immune from the effect. But we firmly believe that most people benefit from the advice of a financial professional, and that advice is never more valuable than during a volatile market. For that reason, we urge you to consult your investment representative, focus on your long-term goals rather than short-term market ups and downs, and diversify your investments.

As you already know, the mutual funds in this report offer a level of diversification almost impossible for individual investors to achieve on their own. Although each Fund has a distinct investment goal, all of Franklin Templeton's management teams are dedicated to providing shareholders with a careful selection of securities, diversification and constant professional supervision. For specific information about each Fund, please refer to the Fund reports following this letter.

As always, we appreciate your support, welcome your comments and questions, and look forward to serving your future investment needs.

Sincerely,

/s/ Rupert H. Johnson, Jr.

Rupert H. Johnson, Jr.
President
Franklin Strategic Series

FRANKLIN AGGRESSIVE GROWTH FUND


--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Aggressive Growth Fund seeks capital appreciation by investing primarily in the equity securities of companies demonstrating accelerating growth, increasing profitability, or above-average growth or growth potential, when compared to the overall economy.
--------------------------------------------------------------------------------

This annual report for Franklin Aggressive Growth Fund covers the period ended April 30, 2001.

The U.S. economy and equity markets were unsettled during the 12 months under review and most major market indexes declined in value. U.S. economic growth began slowing during the fourth calendar quarter, as consumer spending waned in the face of higher energy prices and declining equity prices. This weakness spread quickly to the corporate market as companies became more cautious about their spending in 2001's first quarter. A variety of industries made pronounced capital spending reductions, causing technology sector growth rates


The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 62.

to decline dramatically as infrastructure upgrades and modernization projects were scaled back. In an attempt to stem the weakness and reinvigorate the economy, the Federal Reserve Board (the Fed) moved to cut interest rates four times during the first four months of 2001. Although equity markets rallied temporarily after the first cut, subsequent rate cut announcements were met with less enthusiasm, as investors became increasingly concerned about the extent of the economic weakness.

The capital markets reacted negatively to the recent economic developments, and technology stocks performed particularly poorly during the year under review as earnings results disappointed investors and growth outlooks became more cautious than just a year earlier. In this environment, growth stocks underperformed value stocks by a wide margin, as evidenced by the Russell 3000 Growth Index's -31.75% return compared with the Russell 3000 Value Index, which returned +7.56% for the year ended April 30, 2001.(1) During the period, Franklin Aggressive Growth Fund - Class A posted a -39.31% cumulative total return, as shown in the Performance Summary beginning on page 12. This performance was well below the Fund's benchmarks, the Standard & Poor's 500 (S&P 500)


1. Source: Standard & Poor's Micropal. The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or the Russell 2000 Growth Indexes. The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. The stocks in this index are also members of either the Russell 1000 Value or the Russell 2000 Value Indexes. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

PORTFOLIO BREAKDOWN
Franklin Aggressive Growth Fund
Based on Total Net Assets
4/30/01


[BAR GRAPH]

Electronic Technology                          28.5%

Technology Services                            21.3%

Health Technology                              13.4%

Retail Trade                                    5.2%

Consumer Services                               4.7%

Communications                                  3.7%

Transportation                                  3.6%

Finance                                         2.8%

Utilities                                       2.7%

Health Services                                 1.9%

Industrial Services                             1.7%

Producer Manufacturing                          0.8%

Short-Term Investments & Other Net Assets       9.7%

Composite and Russell 3000 Growth Indexes, which returned -12.97% and -31.75% during the same time.(2)

The Fund's poor absolute and relative performance primarily was due to our exposure to technology stocks, which saw protracted declines after several years of excellent returns. Demand for technology products slowed as economic growth deteriorated, resulting in excess inventories in many tech-oriented market segments. When demand was strong, equipment manufacturers began over-ordering components to prepare for future growth. As equipment demand slowed, high levels of inventory became more visible, causing orders to be cut back or cancelled altogether. Prices and profit margins contracted significantly then, leading to earnings disappointments and a sharp increase in near-term profit warnings.

Although we took steps to reduce the Fund's technology stock exposure during the period, we did not anticipate the magnitude of the slowdown or the severity of the profit warnings. Despite market weakness and economic concerns, we remain optimistic regarding the long-term demand picture for growth companies, particularly for technology-related sectors, and think we could see increased corporate spending on technology in the coming years. However, we are taking a more cautious near-term position as, in our analysis, many companies still need to

2. Source: Standard & Poor's Micropal. The unmanaged S&P 500 Composite Index consists of 500 domestic stocks, comprising four broad sectors: industrials, utilities, financials and transportation. The S&P 500 serves as the standard for measuring large-cap U.S. stock market performance. Since some companies are characterized by relatively small stock capitalizations, the index is not composed of the 500 largest, publicly traded U.S. companies. The index includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

trim their excess supply. Accordingly, we reduced the portfolio's technology exposure to 63.2% of the Fund's total net assets on April 30, 2001, compared with 81.3% on April 30, 2000. Of course, significant exposure to a single sector may result in greater volatility for the Fund than for a more broadly diversified portfolio.(3)

During the Fund's fiscal year, we continued our disciplined strategy of identifying and investing in what we believed were the best-positioned growth companies, in a variety of industries. Although our exposure to technology stocks declined, we did take advantage of the broad sell-off to initiate some new positions, particularly in select semiconductor companies that appeared less impacted by rising inventory levels.

Outside of technology, we found attractive stocks in health care, financial services, transportation and commercial and consumer services. We are particularly optimistic about the health care industry's growth prospects, especially within the pharmaceutical and biotechnology sectors, where companies should benefit from expanding pipelines for new products. During the year we increased our exposure to the pharmaceutical industry, initiating positions in both Pfizer and Pharmacia. Both companies have strong growth prospects and were trading at what we considered to be reasonable valuation levels. Late in the reporting


TOP 10 HOLDINGS
Franklin Aggressive Growth Fund
4/30/01

COMPANY                                                               % OF TOTAL
INDUSTRY                                                              NET ASSETS
Affiliated Computer
Services Inc., A                                                            4.2%
Technology Services

Micron Technology Inc.                                                      2.6%
Electronic Technology

Vitesse Semiconductor Corp.                                                 2.4%
Electronic Technology

Abgenix Inc.                                                                2.3%
Health Technology

Concord EFS Inc.                                                            2.3%
Technology Services

Qwest Communications
International Inc.                                                          2.3%
Communications

Calpine Corp.                                                               2.2%
Utilities

Expeditors International of
Washington Inc.                                                             2.1%
Transportation

Williams-Sonoma Inc.                                                        2.0%
Retail Trade

Pharmacia Corp.                                                             2.0%
Health Technology


3. There are specific risks to investing in technology company stocks, which can be subject to abrupt or erratic price movements and have been volatile, especially over the short term.

period, we increased the Fund's weighting in the retail sector, which has typically received less emphasis in our portfolio mix since the Fund's 1999 inception. Lower interest rates could promote some stabilization in consumer spending, and we expect retail growth rates to begin picking up steam if such a trend should occur. The Fund's newly added retail positions included Abercrombie & Fitch, a casual apparel marketer targeting younger demographics.

Despite the significant market weakness of the past 12 months, we remain optimistic about the long-term prospects for growth stocks and the Fund's portfolio holdings. In our view, the recent slowdown in U.S. and global economies is only natural given the incredible expansion we have seen in recent years. The Fed has addressed recession concerns, and likely will move to lower interest rates again in the near future to stimulate economic activity. We could see continued slowing demand for technology in the short term until economic growth re-accelerates, but believe that in the long run, the technology revolution is real. Increasingly, corporations are viewing technology expenditures as a necessary competitive tool, and this should fuel ongoing spending. We expect the markets to remain volatile, but believe that growth for most companies could begin to pick up toward the end of 2001. The market's weakness has brought prices for many of our favorite stocks back to very reasonable levels, and we will continue seeking to take advantage of any volatility to buy stocks of what we believe to be well-positioned growth companies at attractive valuations.

Thank you for your participation in Franklin Aggressive Growth Fund. We appreciate your support, welcome your comments or suggestions, and look forward to serving your future investment needs.


/s/ Michael McCarthy

Michael McCarthy


/s/ John P. Scandalios

John P. Scandalios

Portfolio Management Team
Franklin Aggressive Growth Fund


--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of April 30, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

FRANKLIN AGGRESSIVE
GROWTH FUND

--------------------------------------------------------------------------------
CLASS A: Subject to the maximum 5.75% initial sales charge.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY AS OF 4/30/01

Distributions and returns will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. All total returns include reinvested distributions at net asset value.


PRICE AND DISTRIBUTION INFORMATION

CLASS A                                         CHANGE       4/30/01     4/30/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                           -$9.92      $  15.30    $  25.22
DISTRIBUTIONS (5/1/00-4/30/01)
Short-Term Capital Gain                       $ 0.0069

CLASS B                                         CHANGE       4/30/01     4/30/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                          -$10.01      $  15.17    $  25.18
DISTRIBUTIONS (5/1/00-4/30/01)
Short-Term Capital Gain                       $ 0.0069

CLASS C                                         CHANGE       4/30/01     4/30/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                           -$9.98      $  15.14    $  25.12
DISTRIBUTIONS (5/1/00-4/30/01)
Short-Term Capital Gain                       $ 0.0069

ADVISOR CLASS                                   CHANGE       4/30/01     4/30/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                           -$9.91      $  15.40    $  25.31
DISTRIBUTIONS (5/1/00-4/30/01)
Short-Term Capital Gain                       $ 0.0069

PERFORMANCE

                                                                       INCEPTION
CLASS A                                                    1-YEAR      (6/23/99)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                                 -39.31%      +56.66%
Average Annual Total Return(2)                             -42.80%      +23.38%
Value of $10,000 Investment(3)                          $   5,720    $  14,766
Avg. Ann. Total Return (3/31/01)(4)                        -57.47%      +15.32%


                                                                       INCEPTION
CLASS B                                                    1-YEAR      (6/23/99)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                                 -39.73%      +55.22%
Average Annual Total Return(2)                             -42.14%      +24.98%
Value of $10,000 Investment(3)                          $   5,786    $  15,122
Avg. Ann. Total Return (3/31/01)(4)                        -57.00%      +16.69%


                                                                       INCEPTION
CLASS C                                                    1-YEAR      (6/23/99)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                                 -39.71%      +54.89%
Average Annual Total Return(2)                             -40.90%      +25.93%
Value of $10,000 Investment(3)                          $   5,910    $  15,336
Avg. Ann. Total Return (3/31/01)(4)                        -56.07%      +17.86%


                                                                       INCEPTION
ADVISOR CLASS                                              1-YEAR      (6/23/99)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                                 -39.13%      +57.76%
Average Annual Total Return(2)                             -39.13%      +27.86%
Value of $10,000 Investment(3)                          $   6,087    $  15,776
Avg. Ann. Total Return (3/31/01)(4)                        -54.77%      +19.67%

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the applicable, maximum sales charge(s) for that class.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

--------------------------------------------------------------------------------
Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.

Past performance does not guarantee future results.

FRANKLIN AGGRESSIVE
GROWTH FUND

AVERAGE ANNUAL TOTAL RETURN

CLASS A                                                                  4/30/01
--------------------------------------------------------------------------------
1-Year                                                                   -42.80%

Since Inception (6/23/99)                                                +23.38%



AVERAGE ANNUAL TOTAL RETURN

CLASS B                                                                  4/30/01
--------------------------------------------------------------------------------
1-Year                                                                   -42.14%

Since Inception (6/23/99)                                                +24.98%

TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvested dividends. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

CLASS A (6/23/99-4/30/01)

   Date         Franklin       S&P 500    Russell 3000     S&P 500     Russ 3000
               Aggressive       Index     Growth Index       $T           G$T
              Growth Fund -
                Class A
--------------------------------------------------------------------------------
06/23/1999      $ 9,425        $10,000       $10,000
06/30/1999      $10,160        $10,129       $10,160         1.29%        1.60%
07/31/1999      $11,235        $ 9,813       $ 9,838        -3.12%       -3.17%
08/31/1999      $12,385        $ 9,764       $ 9,960        -0.50%        1.24%
09/30/1999      $13,195        $ 9,496       $ 9,778        -2.74%       -1.83%
10/31/1999      $15,438        $10,097       $10,482         6.33%        7.20%
11/30/1999      $18,596        $10,302       $11,083         2.03%        5.74%
12/31/1999      $23,095        $10,909       $12,290         5.89%       10.89%
01/31/2000      $22,603        $10,362       $11,747        -5.02%       -4.42%
02/29/2000      $30,639        $10,166       $12,481        -1.89%        6.25%
03/31/2000      $28,536        $11,160       $13,188         9.78%        5.66%
04/30/2000      $24,330        $10,824       $12,510        -3.01%       -5.14%
05/31/2000      $21,899        $10,602       $11,848        -2.05%       -5.29%
06/30/2000      $26,443        $10,863       $12,788         2.46%        7.93%
07/31/2000      $25,594        $10,694       $12,215        -1.56%       -4.48%
08/31/2000      $28,401        $11,358       $13,332         6.21%        9.15%
09/30/2000      $27,147        $10,758       $12,111        -5.28%       -9.16%
10/31/2000      $23,896        $10,713       $11,509        -0.42%       -4.97%
11/30/2000      $17,239        $ 9,869       $ 9,786        -7.88%      -14.97%
12/31/2000      $17,130        $ 9,917       $ 9,535         0.49%       -2.57%
01/31/2001      $19,340        $10,269       $10,201         3.55%        6.99%
02/28/2001      $14,833        $ 9,332       $ 8,493        -9.12%      -16.75%
03/31/2001      $12,874        $ 8,741       $ 7,580        -6.34%      -10.75%
04/30/2001      $14,766        $ 9,420       $ 8,536         7.77%       12.62%

CLASS B (6/23/99-4/30/01)

   Date         Franklin      S&P 500       Russell 3000     S&P       Russ 3000
               Aggressive      Index        Growth Index    500 $T        G$T
              Growth Fund -
                Class B
--------------------------------------------------------------------------------
06/23/1999      $10,000       $10,000          $10,000
06/30/1999      $10,780       $10,129          $10,160        1.29%       1.60%
07/31/1999      $11,920       $ 9,813          $ 9,838       -3.12%      -3.17%
08/31/1999      $13,140       $ 9,764          $ 9,960       -0.50%       1.24%
09/30/1999      $13,970       $ 9,496          $ 9,778       -2.74%      -1.83%
10/31/1999      $16,380       $10,097          $10,482        6.33%       7.20%
11/30/1999      $19,720       $10,302          $11,083        2.03%       5.74%
12/31/1999      $24,486       $10,909          $12,290        5.89%      10.89%
01/31/2000      $23,975       $10,362          $11,747       -5.02%      -4.42%
02/29/2000      $32,485       $10,166          $12,481       -1.89%       6.25%
03/31/2000      $30,245       $11,160          $13,188        9.78%       5.66%
04/30/2000      $25,755       $10,824          $12,510       -3.01%      -5.14%
05/31/2000      $23,177       $10,602          $11,848       -2.05%      -5.29%
06/30/2000      $27,964       $10,863          $12,788        2.46%       7.93%
07/31/2000      $27,043       $10,694          $12,215       -1.56%      -4.48%
08/31/2000      $29,999       $11,358          $13,332        6.21%       9.15%
09/30/2000      $28,660       $10,758          $12,111       -5.28%      -9.16%
10/31/2000      $25,213       $10,713          $11,509       -0.42%      -4.97%
11/30/2000      $18,176       $ 9,869          $ 9,786       -7.88%     -14.97%
12/31/2000      $18,049       $ 9,917          $ 9,535        0.49%      -2.57%
01/31/2001      $20,362       $10,269          $10,201        3.55%       6.99%
02/28/2001      $15,604       $ 9,332          $ 8,493       -9.12%     -16.75%
03/31/2001      $13,547       $ 8,741          $ 7,580       -6.34%     -10.75%
04/30/2001      $15,122       $ 9,420          $ 8,536        7.77%      12.62%

CLASS C (6/23/99-4/30/01)

   Date         Franklin       S&P 500    Russell 3000       S&P       Russ 3000
               Aggressive       Index     Growth Index      500 $T        G$T
              Growth Fund -
                Class C
--------------------------------------------------------------------------------
06/23/1999      $ 9,901        $10,000       $10,000
06/30/1999      $10,673        $10,129       $10,160         1.29%        1.60%
07/31/1999      $11,802        $ 9,813       $ 9,838        -3.12%       -3.17%
08/31/1999      $13,020        $ 9,764       $ 9,960        -0.50%        1.24%
09/30/1999      $13,842        $ 9,496       $ 9,778        -2.74%       -1.83%
10/31/1999      $16,208        $10,097       $10,482         6.33%        7.20%
11/30/1999      $19,515        $10,302       $11,083         2.03%        5.74%
12/31/1999      $24,201        $10,909       $12,290         5.89%       10.89%
01/31/2000      $23,684        $10,362       $11,747        -5.02%       -4.42%
02/29/2000      $32,068        $10,166       $12,481        -1.89%        6.25%
03/31/2000      $29,851        $11,160       $13,188         9.78%        5.66%
04/30/2000      $25,436        $10,824       $12,510        -3.01%       -5.14%
05/31/2000      $22,894        $10,602       $11,848        -2.05%       -5.29%
06/30/2000      $27,623        $10,863       $12,788         2.46%        7.93%
07/31/2000      $26,722        $10,694       $12,215        -1.56%       -4.48%
08/31/2000      $29,638        $11,358       $13,332         6.21%        9.15%
09/30/2000      $28,312        $10,758       $12,111        -5.28%       -9.16%
10/31/2000      $24,909        $10,713       $11,509        -0.42%       -4.97%
11/30/2000      $17,953        $ 9,869       $ 9,786        -7.88%      -14.97%
12/31/2000      $17,838        $ 9,917       $ 9,535         0.49%       -2.57%
01/31/2001      $20,127        $10,269       $10,201         3.55%        6.99%
02/28/2001      $15,427        $ 9,332       $ 8,493        -9.12%      -16.75%
03/31/2001      $13,381        $ 8,741       $ 7,580        -6.34%      -10.75%
04/30/2001      $15,336        $ 9,420       $ 8,536         7.77%       12.62%

ADVISOR CLASS (6/23/99-4/30/01)

   Date         Franklin       S&P 500    Russell 3000       S&P       Russ 3000
               Aggressive       Index     Growth Index      500 $T         G$T
              Growth Fund -
              Advisor Class
-----------------------------------------------------------------------------------
06/23/1999      $10,000        $10,000       $10,000
06/30/1999      $10,780        $10,129       $10,160         1.29%        1.60%
07/31/1999      $11,920        $ 9,813       $ 9,838        -3.12%       -3.17%
08/31/1999      $13,150        $ 9,764       $ 9,960        -0.50%        1.24%
09/30/1999      $14,000        $ 9,496       $ 9,778        -2.74%       -1.83%
10/31/1999      $16,410        $10,097       $10,482         6.33%        7.20%
11/30/1999      $19,770        $10,302       $11,083         2.03%        5.74%
12/31/1999      $24,566        $10,909       $12,290         5.89%       10.89%
01/31/2000      $24,064        $10,362       $11,747        -5.02%       -4.42%
02/29/2000      $32,615        $10,166       $12,481        -1.89%        6.25%
03/31/2000      $30,393        $11,160       $13,188         9.78%        5.66%
04/30/2000      $25,918        $10,824       $12,510        -3.01%       -5.14%
05/31/2000      $23,337        $10,602       $11,848        -2.05%       -5.29%
06/30/2000      $28,191        $10,863       $12,788         2.46%        7.93%
07/31/2000      $27,280        $10,694       $12,215        -1.56%       -4.48%
08/31/2000      $30,290        $11,358       $13,332         6.21%        9.15%
09/30/2000      $28,959        $10,758       $12,111        -5.28%       -9.16%
10/31/2000      $25,498        $10,713       $11,509        -0.42%       -4.97%
11/30/2000      $18,402        $ 9,869       $ 9,786        -7.88%      -14.97%
12/31/2000      $18,285        $ 9,917       $ 9,535         0.49%       -2.57%
01/31/2001      $20,652        $10,269       $10,201         3.55%        6.99%
02/28/2001      $15,837        $ 9,332       $ 8,493        -9.12%      -16.75%
03/31/2001      $13,747        $ 8,741       $ 7,580        -6.34%      -10.75%
04/30/2001      $15,776        $ 9,420       $ 8,536         7.77%       12.62%

AVERAGE ANNUAL TOTAL RETURN

CLASS C                                                                  4/30/01
--------------------------------------------------------------------------------
1-Year                                                                   -40.90%

Since Inception (6/23/99)                                                +25.93%

AVERAGE ANNUAL TOTAL RETURN

ADVISOR CLASS                                                            4/30/01
--------------------------------------------------------------------------------
1-Year                                                                   -39.13%

Since Inception (6/23/99)                                                +27.86%


5. Source: Standard & Poor's Micropal. The S&P 500 Composite Index consists of 500 domestic stocks, comprising four broad sectors: industrials, utilities, financials and transportation. The S&P 500 serves as the standard for measuring large-cap U.S. stock market performance. Since some industries are characterized by companies of relatively small stock capitalizations, the index is not composed of the 500 largest, publicly traded U.S. companies. The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 1000 Growth or the Russell 2000 Growth Indexes.


Past performance does not guarantee future results.

FRANKLIN CALIFORNIA GROWTH FUND

Your Fund's Goal: Franklin California Growth Fund seeks capital appreciation through a policy of investing at least 65% of its assets in the securities of companies either headquartered or conducting a majority of their operations in the state of California. The Fund also may invest in foreign securities.

This annual report of Franklin California Growth Fund covers the fiscal year ended April 30, 2001. As economic growth in California and the rest of the U.S. decelerated from previously blistering growth rates, the Federal Reserve Board (the Fed) lowered interest rates by 200 basis points, from 6.5% to 4.5%, in the first four months of 2001, its swiftest and most surprising call to action in 16 years. In his attempt to shore up the economy, Fed Chairman Alan Greenspan expressed particular concern with weakening consumer demand, following the dramatic slowing of the economy's manufacturing side, especially in technology.

Despite the Fed's preemptive actions, U.S. stock markets experienced substantial volatility, eventually entering bear markets by March 2001. During the reporting period, in a complete reversal to the Fund's prior fiscal year, technology stocks and



The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 68.

their primary bellwether, the Nasdaq Composite Index (Nasdaq), were hardest hit during the correction as evidenced by the index's 44.73% decline during the year under review.(1) In recent years, we had seen market excesses build up as technology stocks were valued at what we believed were high and unsustainable levels. Investment capital was abundant and investors' risk tolerance increased dramatically, resulting in venture funding and initial public offerings of many fledgling "dot-com" Internet companies. Such companies were the first to be significantly revalued downward as their poor business models failed to take hold, and in many cases they are on the verge of, or have already entered, bankruptcy.

Within this, one of the toughest investment environments that we have experienced in quite some time, Franklin California Growth Fund - Class A posted a -27.84% cumulative total return for the 12 months ended April 30, 2001, as shown in the Performance Summary beginning on page 24. Similarly, the Standard & Poor's 500 (S&P 500) Composite Index and the Franklin California 250 Growth Index(R)(CAL250) posted returns of -12.97% and -29.84% during the same period.(2)



(1) Source: Standard & Poor's Micropal. The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S.-based common stocks listed on The Nasdaq Stock Market. The index is market value-weighted and includes over 4,000 companies.

(2) Source: Standard & Poor's Micropal; CDA/Weisenberger(R); Bloomberg(R). The S&P 500 Composite Index consists of 500 domestic stocks, comprising four broad sectors: industrials, utilities, financials and transportation. The S&P 500 serves as the standard for measuring large-cap U.S. stock market performance. Since some industries are characterized by companies of relatively small stock capitalizations, the index is not composed of the 500 largest, publicly traded U.S. companies. The Franklin California 250 Growth Index consists of equal weightings of California's top 250 companies, based on market capitalization, and is rebalanced quarterly. The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

While the Fund held a large technology sector weighting over the past year (as high as almost 60% of total net assets early in the Fund's fiscal year and about 41% by April 30, 2001), we were invested primarily in what we considered higher quality technology companies. Our determination of quality comes from our team of analysts who identify companies we believe have significant competitive advantages such as skilled management teams, leading products and strong market positions. Consequently, the Fund was able to perform fairly well during the correction's early stages by staying with industry leaders such as BEA Systems, Cisco Systems, JDS Uniphase, Siebel Systems, and VERITAS Software that still showed solid fundamental strength throughout much of 2000.

But toward the end of 2000 and into 2001, signs of the economic slowdown became more evident, generating concerns about a looming recession. As it grew apparent that even the true paragons of technology could not withstand the deceleration, the bear market broadened beyond the start-ups. Large capitalization technology stocks that had been bull market leaders succumbed to tremendous selling pressure in 2001's first calendar quarter, and the Fund began to feel the effects. For example, BEA Systems declined by 56.4%; Cisco Systems was down 58.7%; JDS Uniphase fell 55.8%; Siebel Systems dropped 59.8%; and VERITAS Software succumbed to a 47.2% loss in this year's first quarter as investor sentiment soured.

During the latter half of the reporting period, we repositioned the Fund into what we considered more defensive companies that were more likely to produce consistent earnings growth (albeit at lower rates than the hyper-growth rates in the technology sector) but that were trading at what we considered much more reasonable valuation levels. For example, we increased the Fund's positions in non-technology companies such as Safeway, UniVision, Mattel, Tenet Healthcare and Gap Stores. Throughout the reporting period, as we reduced the Fund's exposure to technology, we were especially diligent in removing high valuation stocks that we felt were not adequately pricing in an economic slowdown. As of April 30, 2001, the Fund's weighting in the technology sector was roughly 41.0% of total net assets, compared with 58.5% for the CAL250 Index, approximately 45.0% for the Nasdaq and 19.7% for the S&P 500.

Perhaps one of the most challenging issues facing California is the widely publicized power shortage and its various threats to the state's progress. First, we want to let you know that the Fund's exposure to California energy-related stocks was relatively small, and we owned no utility stocks at the end of the reporting period. In terms of total net assets, the Fund had a 3.2% position in Calpine Corp. and a smaller 0.8% position in Dynegy at the end of the reporting period, two independent power generation companies. Calpine and Dynegy were accused of power price gouging and contributing to the power shortage

PORTFOLIO BREAKDOWN
Franklin California Growth Fund
Based on Total Net Assets
4/30/01

Electronic Technology*                                                     16.1%
Health Technology*                                                         12.7%
Technology Services*                                                       11.9%
Finance                                                                    10.6%
Real Estate                                                                 6.8%
Retail Trade                                                                6.3%
Consumer Services                                                           6.0%
Utilities                                                                   3.8%
Consumer Durables                                                           3.5%
Health Services                                                             3.2%
Producer Manufacturing                                                      2.9%
Commercial Services                                                         2.5%
Energy Minerals                                                             1.8%
Industrial Services                                                         1.5%
Consumer Non-Durables                                                       1.2%
Transportation                                                              1.2%
Communications                                                              0.3%
Short-Term Investments
& Other Net Assets                                                          7.7%


---------
* Significant exposure to a single sector may result in greater volatility for the Fund than for a more broadly diversified portfolio. There are specific risks to investing in technology company stocks, which can be subject to abrupt or erratic price movements and have been volatile, especially over the short term.

situation. In our opinion, the true causes were a poor power market structure combined with the imbalance of California's growing energy demands with little increases in the power generation supply over the past few years (a classic supply/demand imbalance). We believe that independent power generators are an important part of California's energy solution, rather than the problem. In addition, at period-end we also held a 0.7% of total net assets position in Capstone Turbine, which manufactures compact, environmentally friendly, gas micro-turbines used to generate electricity -- yet another part of the solution to the increasing demand for power.

Naturally, many of you are also likely concerned about the California energy situation's indirect impacts on the Fund's portfolio. While energy rates are likely to continue their rise into the foreseeable future, we believe that the effects will be relatively small to most companies' total operating expenses and profits. A good rule of thumb is that energy utility costs are about 10%-15% of the total operating costs of maintaining building facilities. But when considered within the context of a typical corporation's total operating expenses, facilities and real estate are usually only a small percentage, which makes energy expenses, and the expected increases, rather insignificant. Certainly, there are more power-intensive industries, such as manufacturing, that may grow more sensitive to power prices. To address these issues, Franklin Templeton's team of more than 40 equity analysts continuously analyze their industries and stocks for above-average sensitivity to rising California power prices.

There was also a significant amount of sensationalized press recently about how some California-based companies stopped their plans to expand within the state due to high real estate prices and unreliable power. This is actually not a new issue, especially when considered in the context of large companies with numerous facilities across the U.S., or even around the globe. For example, Intel was recently cited as one of the major companies cutting back California expansions, when in fact before the energy crisis existed it publicly stated it was no longer planning to build manufacturing facilities in California. Indeed, Intel hasn't built a major new fabrication facility in California in over a decade, because the company has found more attractive environments globally due to cheaper labor, tax benefits and research and development credits, to name just a few reasons. Finally, despite all this talk about companies wanting to move out of the state, Intel and Cisco Systems recently committed to a new Catellus (a real estate development company also held by the Fund) office development project in Fremont, California.

At period's end, we were more concerned about the impact of the overall U.S. economic slowdown on the portfolio, and how California will be affected specifically. A recent report by Morgan Stanley suggested that California would be harder hit, potentially dragging down the overall global economy since it serves as the world's sixth-largest economy when separated from the rest of the country.(3) Investors grew concerned that


TOP 10 HOLDINGS
Franklin California Growth Fund
4/30/01

COMPANY                                                               % OF TOTAL
INDUSTRY                                                              NET ASSETS
--------------------------------------------------------------------------------
Calpine Corp.                                                            3.2%
Utilities

Safeway Inc.                                                             2.5%
Retail Trade

Mattel Inc.                                                              2.2%
Consumer Durables

The PMI Group Inc.                                                       2.2%
Finance

UniVision
Communications Inc., A                                                   2.2%
Consumer Services

Tenet Healthcare Corp.                                                   2.1%
Health Services

Genentech Inc.                                                           2.0%
Health Technology

GAP Inc.                                                                 1.9%
Retail Trade

Spieker Properties Inc.                                                  1.8%
Real Estate

Chevron Corp.                                                            1.8%
Energy Minerals


---------
3.       Source: The World Bank.

California might be much more sensitive to an economic slow-down than other states, due to its higher exposure to the technology sector, high real estate and energy prices, and international trade. Although we expect the technology sector to continue its deceleration in the near term, we believe that it will still maintain above-average growth rates relative to the overall U.S. economy. Given California's greater exposure to technology companies, we feel that there is a strong possibility that although the state may suffer more initially, it has the potential to recover more swiftly.

In our analysis, many of the headwinds facing investors could turn into tailwinds as we look out over the investment environment for the coming fiscal year, and the Fund stands to benefit over the long term. In the wake of the recent economic and market fallout, a dose of beneficial reality has come into play: Capital is being allocated more efficiently, leverage has been reduced, business models are going through significant recalibration, investment money is sitting on the sidelines and there are more attractive stock valuations in the marketplace. Finally, monetary policy, along with fiscal policy in the form of potential tax cuts, should have a stimulating affect. Accordingly, we believe California remains fertile soil for investment opportunities, and we are finding no shortage of potential investments among the approximately 1,400 publicly traded companies within our own "backyard."

We thank you for your participation in Franklin California Growth Fund, welcome any comments or suggestions you may have, and look forward to serving your investment needs in the years to come.



/s/ Conrad B. Herrmann

Conrad B. Herrmann
Portfolio Manager
Franklin California Growth Fund

--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of April 30, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy. Of course, there are certain risks involved with investing in a non-diversified fund concentrating in securities associated with a single state, such as increased susceptibility to adverse economic or regulatory developments. The Fund also invests a portion of its assets in small or relatively new or unseasoned companies, which involves the additional risks related to relatively small revenues, limited product lines and small market share. These and other risks are described in the prospectus.
--------------------------------------------------------------------------------

FRANKLIN CALIFORNIA
GROWTH FUND

--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Past expense reductions by the Fund' s manager increased the Fund' s total returns. Without these reductions, the Fund's total returns would have been lower.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY AS OF 4/30/01

Distributions and returns will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. All total returns include reinvested distributions at net asset value.

PRICE AND DISTRIBUTION INFORMATION

CLASS A                                  CHANGE          4/30/01        4/30/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                   -$16.10           $34.05         $50.15

DISTRIBUTIONS (5/1/00-4/30/01)
Dividend Income                         $0.1875
Short-Term Capital Gain                 $0.5569
Long-Term Capital Gain                  $1.8785
                                        -------
Total                                   $2.6229


CLASS B                                  CHANGE          4/30/01        4/30/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                   -$16.21           $33.43         $49.64

DISTRIBUTIONS (5/1/00-4/30/01)
Dividend Income                         $0.1874
Short-Term Capital Gain                 $0.5569
Long-Term Capital Gain                  $1.8785
                                        -------
Total                                   $2.6228


CLASS C                                  CHANGE          4/30/01        4/30/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                   -$16.05           $33.50         $49.55

DISTRIBUTIONS (5/1/00-4/30/01)
Short-Term Capital Gain                 $0.5569
Long-Term Capital Gain                  $1.8785
                                        -------
Total                                   $2.4354

Franklin California Growth Fund paid distributions derived from long-term capital gains of $1.8785 per share in December 2000. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852(b)(3).

PERFORMANCE

                                                                      INCEPTION
CLASS A                                          1-YEAR     5-YEAR    (10/30/91)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                      -27.84%   +120.01%     +448.84%
Average Annual Total Return(2)                  -31.99%    +15.71%      +18.88%
Value of $10,000 Investment(3)                 $ 6,801   $ 20,741    $  51,723
Avg. Ann. Total Return (3/31/01)(4)             -45.54%    +14.93%      +17.73%


                                                                      INCEPTION
CLASS B                                                     1-YEAR     (1/1/99)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                                 -28.36%      +46.67%
Average Annual Total Return(2)                             -31.05%      +16.84%
Value of $10,000 Investment(3)                           $  6,895    $  14,367
Avg. Ann. Total Return (3/31/01)(4)                        -44.80%      +11.98%


                                                                      INCEPTION
CLASS C                                          1-YEAR     3-YEAR     (9/3/96)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                      -28.39%    +46.39%     +114.21%
Average Annual Total Return(2)                  -29.78%    +13.17%      +17.53%
Value of $10,000 Investment(3)                 $ 7,022   $ 14,493    $  21,210
Avg. Ann. Total Return (3/31/01)(4)             -43.77%     +9.88%      +15.18%


---------
1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.

Past performance does not guarantee future results.

FRANKLIN CALIFORNIA
GROWTH FUND

AVERAGE ANNUAL TOTAL RETURN

CLASS A                                                                  4/30/01
--------------------------------------------------------------------------------
1-Year                                                                   -31.99%

5-Year                                                                   +15.71%

Since Inception (10/30/91)                                               +18.88%



AVERAGE ANNUAL TOTAL RETURN

CLASS B                                                                  4/30/01
--------------------------------------------------------------------------------
1-Year                                                                   -31.05%

Since Inception (1/1/99)                                                 +16.84%


TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvested dividends. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

CLASS A (10/30/91-4/30/01)

   Date          Franklin       S&P 500    Franklin CA     S&P 500%     Cal 250%
                California       Index      250 Index
               Growth Fund -
                 Class A
--------------------------------------------------------------------------------
10/30/1991       $ 9,424        $10,000      $10,000
10/31/1991       $ 9,509        $10,004      $10,015         0.04%        0.15%
11/30/1991       $ 8,744        $ 9,601      $ 9,199        -4.03%       -8.15%
12/31/1991       $ 9,714        $10,699      $10,301        11.44%       11.98%
01/31/1992       $10,409        $10,500      $11,101        -1.86%        7.77%
02/28/1992       $10,542        $10,636      $11,271         1.29%        1.53%
03/31/1992       $ 9,829        $10,428      $10,527        -1.95%       -6.60%
04/30/1992       $ 9,391        $10,735      $10,093         2.94%       -4.12%
05/31/1992       $ 9,419        $10,787      $10,155         0.49%        0.61%
06/30/1992       $ 8,835        $10,627      $ 9,578        -1.49%       -5.68%
07/31/1992       $ 9,093        $11,061      $ 9,898         4.09%        3.34%
08/31/1992       $ 8,691        $10,835      $ 9,469        -2.05%       -4.33%
09/30/1992       $ 8,797        $10,961      $ 9,554         1.17%        0.89%
10/31/1992       $ 9,218        $10,999      $10,083         0.34%        5.54%
11/30/1992       $10,041        $11,373      $11,017         3.40%        9.26%
12/31/1992       $10,249        $11,512      $11,302         1.23%        2.59%
01/31/1993       $10,576        $11,609      $11,719         0.84%        3.69%
02/28/1993       $10,143        $11,767      $11,237         1.36%       -4.11%
03/31/1993       $10,258        $12,015      $11,349         2.11%        0.99%
04/30/1993       $ 9,835        $11,725      $10,922        -2.42%       -3.76%
05/31/1993       $10,547        $12,038      $11,744         2.67%        7.53%
06/30/1993       $10,524        $12,072      $11,710         0.29%       -0.29%
07/31/1993       $10,282        $12,024      $11,742        -0.40%        0.27%
08/31/1993       $10,970        $12,480      $12,319         3.79%        4.91%
09/30/1993       $11,425        $12,384      $12,606        -0.77%        2.33%
10/31/1993       $11,580        $12,640      $12,788         2.07%        1.45%
11/30/1993       $11,551        $12,520      $12,628        -0.95%       -1.25%
12/31/1993       $12,050        $12,672      $13,010         1.21%        3.02%
01/31/1994       $12,583        $13,102      $13,452         3.40%        3.40%
02/28/1994       $12,747        $12,747      $13,341        -2.71%       -0.83%
03/31/1994       $12,460        $12,192      $12,575        -4.36%       -5.74%
04/30/1994       $12,347        $12,348      $12,523         1.28%       -0.41%
05/31/1994       $12,419        $12,550      $12,476         1.64%       -0.38%
06/30/1994       $12,057        $12,243      $11,922        -2.45%       -4.44%
07/31/1994       $12,490        $12,644      $12,316         3.28%        3.31%
08/31/1994       $13,314        $13,163      $13,478         4.10%        9.43%
09/30/1994       $13,412        $12,841      $13,421        -2.44%       -0.42%
10/31/1994       $13,867        $13,130      $13,688         2.25%        1.99%
11/30/1994       $13,911        $12,652      $13,287        -3.64%       -2.93%
12/31/1994       $14,041        $12,840      $13,473         1.48%        1.40%
01/31/1995       $14,030        $13,172      $13,801         2.59%        2.43%
02/28/1995       $15,007        $13,686      $14,498         3.90%        5.05%
03/31/1995       $15,575        $14,090      $15,109         2.95%        4.22%
04/30/1995       $15,939        $14,504      $15,599         2.94%        3.24%
05/31/1995       $16,575        $15,084      $16,062         4.00%        2.97%
06/30/1995       $17,690        $15,434      $17,227         2.32%        7.25%
07/31/1995       $19,197        $15,946      $18,672         3.32%        8.39%
08/31/1995       $19,632        $15,986      $19,064         0.25%        2.10%
09/30/1995       $20,115        $16,661      $19,453         4.22%        2.04%
10/31/1995       $20,150        $16,601      $19,019        -0.36%       -2.23%
11/30/1995       $20,785        $17,330      $19,778         4.39%        3.99%
12/31/1995       $20,730        $17,664      $19,539         1.93%       -1.21%
01/31/1996       $20,974        $18,265      $19,713         3.40%        0.89%
02/29/1996       $21,682        $18,435      $20,434         0.93%        3.66%
03/31/1996       $21,862        $18,612      $20,136         0.96%       -1.46%
04/30/1996       $23,509        $18,885      $22,161         1.47%       10.06%
05/31/1996       $24,037        $19,372      $22,848         2.58%        3.10%
06/30/1996       $23,315        $19,446      $21,297         0.38%       -6.79%
07/31/1996       $21,933        $18,587      $19,563        -4.42%       -8.14%
08/31/1996       $23,302        $18,979      $21,129         2.11%        8.00%
09/30/1996       $24,799        $20,047      $22,764         5.63%        7.74%
10/31/1996       $25,109        $20,600      $22,746         2.76%       -0.08%
11/30/1996       $26,929        $22,158      $24,279         7.56%        6.74%
12/31/1996       $27,039        $21,719      $24,570        -1.98%        1.20%
01/31/1997       $27,475        $23,077      $25,892         6.25%        5.38%
02/28/1997       $26,708        $23,257      $24,781         0.78%       -4.29%
03/31/1997       $25,160        $22,301      $23,495        -4.11%       -5.19%
04/30/1997       $25,597        $23,632      $23,575         5.97%        0.34%
05/31/1997       $28,058        $25,071      $26,215         6.09%       11.20%
06/30/1997       $28,115        $26,195      $27,146         4.48%        3.55%
07/31/1997       $30,558        $28,280      $29,975         7.96%       10.42%
08/31/1997       $30,372        $26,696      $30,667        -5.60%        2.31%
09/30/1997       $32,629        $28,159      $32,605         5.48%        6.32%
10/31/1997       $31,461        $27,218      $30,476        -3.34%       -6.53%
11/30/1997       $31,792        $28,479      $30,177         4.63%       -0.98%
12/31/1997       $31,285        $28,968      $28,813         1.72%       -4.52%
01/31/1998       $30,829        $29,290      $30,770         1.11%        6.79%
02/28/1998       $33,264        $31,402      $33,468         7.21%        8.77%
03/31/1998       $33,956        $33,010      $34,034         5.12%        1.69%
04/30/1998       $34,565        $33,343      $35,069         1.01%        3.04%
05/31/1998       $32,738        $32,769      $32,705        -1.72%       -6.74%
06/30/1998       $33,507        $34,100      $33,532         4.06%        2.53%
07/31/1998       $31,913        $33,735      $32,134        -1.07%       -4.17%
08/31/1998       $26,631        $28,857      $25,646       -14.46%      -20.19%
09/30/1998       $28,392        $30,707      $28,357         6.41%       10.57%
10/30/1998       $29,972        $33,203      $30,614         8.13%        7.96%
11/30/1998       $32,162        $35,215      $33,464         6.06%        9.31%
12/31/1998       $34,638        $37,244      $36,881         5.76%       10.21%
01/31/1999       $36,861        $38,800      $39,739         4.18%        7.75%
02/28/1999       $33,954        $37,594      $36,481        -3.11%       -8.20%
03/31/1999       $35,963        $39,097      $37,984         4.00%        4.12%
04/30/1999       $36,775        $40,611      $39,495         3.87%        3.98%
05/31/1999       $36,661        $39,652      $39,563        -2.36%        0.17%
06/30/1999       $40,375        $41,853      $44,081         5.55%       11.42%
07/31/1999       $40,761        $40,547      $43,993        -3.12%       -0.20%
08/31/1999       $42,391        $40,344      $44,789        -0.50%        1.81%
09/30/1999       $43,234        $39,239      $45,855        -2.74%        2.38%
10/31/1999       $48,579        $41,723      $50,206         6.33%        9.49%
11/30/1999       $55,554        $42,570      $56,362         2.03%       12.26%
12/31/1999       $67,602        $45,077      $64,607         5.89%       14.63%
01/31/2000       $67,659        $42,814      $57,126        -5.02%      -11.58%
02/29/2000       $85,196        $42,005      $71,185        -1.89%       24.61%
03/31/2000       $80,494        $46,113      $69,085         9.78%       -2.95%
04/30/2000       $71,675        $44,725      $68,014        -3.01%       -1.55%
05/31/2000       $66,973        $43,808      $62,913        -2.05%       -7.50%
06/30/2000       $76,978        $44,886      $75,017         2.46%       19.24%
07/31/2000       $74,934        $44,186      $71,191        -1.56%       -5.10%
08/31/2000       $85,896        $46,930      $82,561         6.21%       15.97%
09/30/2000       $83,224        $44,452      $78,053        -5.28%       -5.46%
10/31/2000       $75,977        $44,265      $70,130        -0.42%      -10.15%
11/30/2000       $59,770        $40,777      $53,594        -7.88%      -23.58%
12/31/2000       $62,842        $40,977      $55,314         0.49%        3.21%
01/31/2001       $63,951        $42,431      $61,316         3.55%       10.85%
02/28/2001       $52,118        $38,562      $48,494        -9.12%      -20.91%
03/31/2001       $46,513        $36,117      $41,225        -6.34%      -14.99%
04/30/2001       $51,723        $38,923      $44,370         7.77%       19.42%


CLASS B (1/1/99-4/30/01)

   Date             Franklin         S&P 500        Franklin CA         S&P 500%
                   California         Index          250 Index
                  Growth Fund -
                    Class B
--------------------------------------------------------------------------------
01/01/1999          $10,000          $10,000          $10,000
01/31/1999          $10,633          $10,418          $10,775            4.18%
02/29/1999          $ 9,786          $10,094          $ 9,892           -3.11%
03/31/1999          $10,362          $10,498          $10,299            4.00%
04/30/1999          $10,588          $10,904          $10,710            3.87%
05/31/1999          $10,551          $10,647          $10,728           -2.36%
06/30/1999          $11,610          $11,238          $11,954            5.55%
07/31/1999          $11,709          $10,887          $11,929           -3.12%
08/31/1999          $12,175          $10,833          $12,146           -0.50%
09/30/1999          $12,406          $10,536          $12,434           -2.74%
10/31/1999          $13,932          $11,203          $13,614            6.33%
11/30/1999          $15,919          $11,430          $15,284            2.03%
12/31/1999          $19,359          $12,103          $17,519            5.89%
01/31/2000          $19,359          $11,496          $15,490           -5.02%
02/29/2000          $24,362          $11,278          $19,301           -1.89%
03/31/2000          $23,001          $12,381          $18,732            9.78%
04/30/2000          $20,473          $12,009          $18,441           -3.01%
05/31/2000          $19,116          $11,763          $17,057           -2.05%
06/30/2000          $21,957          $12,052          $20,339            2.46%
07/31/2000          $21,363          $11,864          $19,302           -1.56%
08/31/2000          $24,473          $12,601          $22,384            6.21%
09/30/2000          $23,694          $11,935          $21,161           -5.28%
10/31/2000          $21,615          $11,885          $19,013           -0.42%
11/30/2000          $16,992          $10,949          $14,530           -7.88%
12/31/2000          $17,857          $11,002          $14,997            0.49%
01/31/2001          $18,160          $11,393          $16,624            3.55%
02/28/2001          $14,795          $10,354          $13,148           -9.12%
03/31/2001          $13,193          $ 9,697          $11,178           -6.34%
04/30/2001          $14,367          $10,451          $12,894            7.77%

CLASS C (9/3/96 - 4/30/01)

[PLOTPOINTS]

       Date           Franklin       S&P 500 Index    Franklin CA 250       S&P 500%
                     California                            Index
                    Growth Fund -
                       Class C
    09/03/1996         $9,901           $10,000           $10,000
    09/30/1996         $10,520          $10,563           $10,774             5.63%
    10/31/1996         $10,641          $10,855           $10,766             2.76%
    11/30/1996         $11,407          $11,675           $11,492             7.56%
    12/31/1996         $11,446          $11,444           $11,631            -1.98%
    01/31/1997         $11,619          $12,159           $12,256             6.25%
    02/28/1997         $11,289          $12,254           $11,729             0.78%
    03/31/1997         $10,627          $11,750           $11,120            -4.11%
    04/30/1997         $10,806          $12,452           $11,158             5.97%
    05/31/1997         $11,833          $13,210           $12,408             6.09%
    06/30/1997         $11,854          $13,802           $12,849             4.48%
    07/31/1997         $12,876          $14,901           $14,188             7.96%
    08/31/1997         $12,787          $14,066           $14,515            -5.60%
    09/30/1997         $13,730          $14,837           $15,433             5.48%
    10/31/1997         $13,230          $14,342           $14,426            -3.34%
    11/30/1997         $13,359          $15,006           $14,285             4.63%
    12/31/1997         $13,140          $15,264           $13,639             1.72%
    01/31/1998         $12,947          $15,433           $14,565             1.11%
    02/28/1998         $13,963          $16,546           $15,843             7.21%
    03/31/1998         $14,237          $17,393           $16,111             5.12%
    04/30/1998         $14,488          $17,569           $16,602             1.01%
    05/31/1998         $13,718          $17,266           $15,483            -1.72%
    06/30/1998         $14,027          $17,967           $15,875             4.06%
    07/31/1998         $13,350          $17,775           $15,213            -1.07%
    08/31/1998         $11,138          $15,205           $12,141            -14.46%
    09/30/1998         $11,867          $16,180           $13,425             6.41%
    10/30/1998         $12,521          $17,495           $14,494             8.13%
    11/30/1998         $13,420          $18,555           $15,844             6.06%
    12/31/1998         $14,450          $19,624           $17,461             5.76%
    01/31/1999         $15,370          $20,444           $18,815             4.18%
    02/28/1999         $14,152          $19,808           $17,273            -3.11%
    03/31/1999         $14,976          $20,601           $17,920             4.00%
    04/30/1999         $15,311          $21,398           $18,700             3.87%
    05/31/1999         $15,251          $20,893           $18,732            -2.36%
    06/30/1999         $16,786          $22,053           $20,872             5.55%
    07/31/1999         $16,935          $21,364           $20,830            -3.12%
    08/31/1999         $17,605          $21,258           $21,208            -0.50%
    09/30/1999         $17,939          $20,675           $21,712            -2.74%
    10/31/1999         $20,151          $21,984           $23,772             6.33%
    11/30/1999         $23,026          $22,430           $26,687             2.03%
    12/31/1999         $28,006          $23,751           $30,591             5.89%
    01/31/2000         $28,012          $22,559           $27,047            -5.02%
    02/29/2000         $35,251          $22,133           $33,702            -1.89%
    03/31/2000         $33,284          $24,297           $32,707             9.78%
    04/30/2000         $29,620          $23,566           $32,199            -3.01%
    05/31/2000         $27,659          $23,083           $29,784            -2.05%
    06/30/2000         $31,766          $23,651           $35,515             2.46%
    07/31/2000         $30,905          $23,282           $33,703            -1.56%
    08/31/2000         $35,400          $24,727           $39,085             6.21%
    09/30/2000         $34,277          $23,422           $36,950            -5.28%
    10/31/2000         $31,270          $23,323           $33,198            -0.42%
    11/30/2000         $24,581          $21,486           $25,371            -7.88%
    12/31/2000         $25,838          $21,591           $26,187             0.49%
    01/31/2001         $26,269          $22,357           $29,027             3.55%
    02/28/2001         $21,400          $20,318           $22,958            -9.12%
    03/31/2001         $19,083          $19,030           $19,518            -6.34%
    04/30/2001         $21,210          $20,509           $22,119             7.77%

Franklin California Growth Fund       Franklin CA 250 Index 5    S&P 500 Index 5



AVERAGE ANNUAL TOTAL RETURN
CLASS C                                                                  4/30/01
--------------------------------------------------------------------------------
1-Year                                                                   -29.78%

3-Year                                                                   +13.17%

Since Inception (9/3/96)                                                 +17.53%


5. Source: CDA/Weisenberger. The Franklin California 250 Growth Index consists of equal weightings of California's top 250 companies, based on market capitalization, and is rebalanced quarterly.

6. Source: Standard & Poor's Micropal. The S&P 500 Composite Index consists of 500 domestic stocks, comprising four broad sectors: industrials, utilities, financials and transportation. The S&P 500 serves as the standard for measuring large-cap U.S. stock market performance. Since some industries are characterized by companies of relatively small stock capitalizations, the index is not composed of the 500 largest, publicly traded U.S. companies.


Past performance does not guarantee future results.

FRANKLIN LARGE CAP GROWTH FUND


--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Large Cap Growth Fund seeks long-term capital appreciation by investing primarily in companies with market capitalizations of $8.5 billion or more.
--------------------------------------------------------------------------------

This annual report for Franklin Large Cap Growth Fund covers the period ended April 30, 2001, a particularly difficult environment for stocks in general and growth stocks in particular, especially technology stocks. Over the past few years, the sustained period of strong gross domestic growth and a relative absence of inflation, in large part driven by the productivity gains created through technological innovation, led to some very exciting growth rates across a broad variety of technology related companies. Investors assigned increasingly higher valuations to technology stocks along the way, based on their belief in the sustainability of very high growth rates. By the latter part of the reporting period, however, a general economic slowdown unexpectedly created bloated inventories for many technology companies. The inventory build-up exacerbated a weakening demand picture, resulting in revenue and earnings reductions for most technology companies. We do not believe that the technology revolution has ended, but the extreme valuation era has.

This change in fundamentals and valuations created substantial pressure on large capitalization growth stocks. To put this in


The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 77.

perspective, during the Fund's fiscal year the Standard & Poor's 500 (S&P 500) Composite Index returned -12.97%. (1) The value component of the S&P 500, as measured by the S&P 500 Barra Value Index, was actually up 6.35%, while the growth component (with a relatively higher weighting in technology), as measured by the S&P 500 Barra Growth Index, posted -29.16%. (2) Within this environment, Franklin Large Cap Growth Fund - Class A had a -22.17% cumulative total return for the 12 months ended April 30, 2001, as shown in the Performance Summary beginning on page 34. We are disappointed that the Fund under-performed its benchmark, the S&P 500, although performance was respectable relative to the S&P 500 Barra Growth Index.

On April 30, 2001, the Fund held 91.0% of total net assets in equities and 9.0% in short-term investments and other net assets. Approximately 77% of the portfolio's holdings were invested in companies with $8.5 billion or more in market capitalization, the definition of large cap according to the Fund's prospectus. Most of the portfolio was concentrated in higher growth industries, including semiconductors, pharmaceuticals, power generators and biotechnology.

Over the course of the Fund's fiscal year, the biggest detractors to our performance were electronic technology and technology services stocks. Investments in stocks such as Brocade, EMC,


1. Source: Standard & Poor's Micropal. The S&P 500 Composite Index consists of 500 domestic stocks, comprising four broad sectors: industrials, utilities, financials and transportation. The S&P 500 serves as the standard for measuring large-cap U.S. stock market performance. Since some industries are characterized by companies of relatively small stock capitalizations, the index is not composed of the 500 largest, publicly traded U.S. companies.

2. Source: Standard & Poor's Micropal. The S&P Barra Value Index is a capitalization-weighted index of all the stocks in the Standard & Poor's 500 that have higher price-to-book ratios. The S&P Barra Growth Index is a capitalization-weighted index of all the stocks in the Standard & Poor's 500 that have lower price-to-book ratios.

     The indexes are unmanaged and include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

PORTFOLIO BREAKDOWN
Franklin Large Cap Growth Fund
Based on Total Net Assets 4/30/01

[PLOTPOINTS]

Health Technology*                                                         17.4%

Electronic Technology*                                                     17.0%

Finance                                                                    13.5%

Industrial Services                                                         8.0%

Utilities                                                                   6.8%

Producer Manufacturing                                                      5.4%

Technology Services*                                                        4.6%

Consumer Services                                                           4.3%

Retail Trade                                                                4.1%

Energy Minerals                                                             3.6%

Consumer Non-Durables                                                       2.7%

Communications                                                              2.4%

Health Services                                                             1.2%

Short-Term Investments & Other Net Assets                                   9.0%

*Significant exposure to a single sector may result in greater volatility for the Fund than for a more broadly diversified portfolio. There are specific risks to investing in technology company stocks, which can be subject to abrupt or erratic price movements and have been volatile, especially over the short term.

Juniper Networks, VERITAS and i2 Technologies all contributed positively to Fund performance during the first half of the 12-month period but fell sharply beginning around October. We underestimated the sharp falloff in demand for these companies' products. The unexpected demand slowdown led to a service inventory buildup, forcing a dramatic curtailment in these companies' earnings outlooks and a subsequent compression in their stock prices.

We did reduce our overall weighting in technology, scaling out of software and telecommunications stocks in particular -- areas of technology where demand fell considerably and where we continue to have concerns over narrowing profit margins. Toward the end of the Fund's fiscal year, we increased our holdings in semiconductor capital equipment companies, including Applied Materials and Celestica, after the recent correction brought their share prices down to more attractive levels, in our opinion. On the negative side, capital spending budgets and new orders from semiconductor companies have declined substantially. The worsening momentum, news and immediate fundamentals for these companies led to a sell-off in semiconductor equipment industry stocks. However, we recently started to see signs that we may be at the end of the drastic capital spending budget cuts, and we therefore believe that the downside in semiconductor capital equipment stocks may be more limited and the upside could be substantial.

Weakness in our technology holdings was not enough to offset the strength of our health care and energy related investments. Biotechnology investments such as Genzyme, Biogen and Applera Biosystems were standout performers. These companies generated better-than-expected earnings based on solid underlying fundamentals that include impressive product lines and lucrative product pipelines. We reduced exposure to these specific investments, however, as we believe valuations became stretched. At period-end, we were still overweighted in the health care industry in general (relative to the S&P 500) and the biotechnology sector in particular. The aging population, combined with massive research and development budgets, which will continue to churn out blockbuster new drugs, support our long-term outlook for accelerating unit growth in the health care industry. For these reasons, we added to positions in the major pharmaceuticals, as well as in biotechnology and hospitals, over the course of the reporting period.

Our energy investments also deserve mention. In particular, our investment in Dynegy performed very well. Dynegy has turned in quarter after quarter of remarkable earnings growth, in large part due to their sophisticated energy and marketing technology, which capitalizes on the volatile energy markets that have characterized the past year. For similar reasons, the stocks of Calpine and AES rose nicely, contributing positively to the Fund's overall performance. In our opinion, there is, and will continue to be, a sharp imbalance between supply and demand for electricity and natural gas. Demand continues to rise, but under-investment in supply created shortages and pushed up prices. Since it takes some time to build plants that can rectify this imbalance, the situation is unlikely to correct in the near term.

Looking ahead, we are cautiously optimistic. As of April 30, 2001, the Fund's overall price-to-earnings ratio was roughly in line with its benchmark, the S&P 500, while maintaining an expected growth rate that we believe is superior to the index's. We think this makes the Fund attractive from a risk/reward perspective. The earnings picture for the S&P 500 continues to deteriorate and the downward trajectory is not expected to reverse


TOP 10 HOLDINGS
Franklin Large Cap Growth Fund
4/30/01

COMPANY                                                               % OF TOTAL
INDUSTRY                                                              NET ASSETS
--------------------------------------------------------------------------------
General Electric Co.                                                        3.6%
Producer Manufacturing

Microsoft Corp.                                                             2.5%
Technology Services

Pfizer Inc.                                                                 2.5%
Health Technology

Baxter International                                                        2.4%
Inc.
Health Technology

Transocean Sedco                                                            2.3%
Forex Inc.
Industrial Services

Citigroup Inc.                                                              2.2%
Finance

Dynegy Inc.                                                                 2.2%
Industrial Services

AOL Time Warner Inc.                                                        2.1%
Consumer Services

Calpine Corp.                                                               2.0%
Utilities

Enron Corp.                                                                 2.0%
Industrial Services

in the shorter term. However, rising interest rates, which were a headwind in 2000, have reversed, and the Federal Reserve Board's aggressive interest rate reductions put the wind at our backs in the year ahead, in our opinion. We are finding encouraging evidence that the economy is better balanced and capital allocation is more rational at period-end than 6 to 12 months earlier. Valuation disparities have corrected to more reasonable levels, and fundamentals for the most proven and profitable large cap growth stocks remain intact, in our analysis. We are comfortable that sticking to our philosophy of investing in the industry leaders of the highest growth sectors will be rewarded.

We thank you for your participation in Franklin Large Cap Growth Fund. We welcome any comments or suggestions you may have, and look forward to serving your investment needs in the years to come.


/s/ Theresa Spath

Theresa Spath


/s/ Edward B. Jamieson

Edward B. Jamieson


/s/ Matt Moberg

Matt Moberg

Portfolio Management Team
Franklin Large Cap Growth Fund

--------------------------------------------------------------------------------
Effective January 2001, Matt Moberg assumed portfolio co-manager responsibilities for investments in Franklin Large Cap Growth Fund.

Mr. Moberg is also co-manager of the Franklin California Growth Fund and a research analyst specializing in the Internet industry. Prior to joining Franklin Templeton Investments in 1998, Mr. Moberg worked for Coopers & Lybrand as a consultant and auditor.

Mr. Moberg received a Bachelor of Arts degree in history from Washington & Lee University. He holds a Masters of Business Administration with distinction from the University of Michigan, Ann Arbor. He is a Certified Public Accountant (CPA) and a member of the California State Board of Accountancy.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of April 30, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

FRANKLIN LARGE CAP
GROWTH FUND


--------------------------------------------------------------------------------
CLASS A: Subject to the maximum 5.75% initial sales charge.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.
--------------------------------------------------------------------------------


PERFORMANCE SUMMARY AS OF 4/30/01

Distributions and returns will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. All total returns include reinvested distributions at net asset value.


PRICE AND DISTRIBUTION INFORMATION

CLASS A                                  CHANGE          4/30/01         4/30/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                    -$3.32          $11.53          $14.85
DISTRIBUTIONS (5/1/00 - 4/30/01)
Dividend Income                          $0.0141
Short-Term Capital Gain                  $0.0191
                                         -------
    Total                                $0.0332

CLASS B                                  CHANGE          4/30/01         4/30/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                    -$3.38          $11.39          $14.77
DISTRIBUTIONS (5/1/00 - 4/30/01)
Dividend Income                          $0.0033
Short-Term Capital Gain                  $0.0191
                                         -------
    Total                                $0.0224

CLASS C                                  CHANGE          4/30/01         4/30/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                    -$3.37          $11.40          $14.77
DISTRIBUTIONS (5/1/00 - 4/30/01)
Short-Term Capital Gain                  $0.0191

ADVISOR CLASS                            CHANGE          4/30/01         4/30/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                    -$3.30          $11.58          $14.88
DISTRIBUTIONS (5/1/00 - 4/30/01)
Dividend Income                          $0.0209
Short-Term Capital Gain                  $0.0191
                                         -------
    Total                                $0.0400

PERFORMANCE

                                                                       INCEPTION
CLASS A                                         1-YEAR                  (6/7/99)
--------------------------------------------------------------------------------
Cumulative Total Return (1)                     -22.17%                  +15.65%
Average Annual Total Return (2)                 -26.66%                   +4.64%
Value of $10,000 Investment (3)                 $7,334                  $10,900
Avg. Ann. Total Return (3/31/01) (4)            -37.22%                   +0.42%


                                                                       INCEPTION
CLASS B                                         1-YEAR                  (6/7/99)
--------------------------------------------------------------------------------
Cumulative Total Return (1)                     -22.76%                  +14.09%
Average Annual Total Return (2)                 -25.84%                   +5.19%
Value of $10,000 Investment (3)                 $7,416                  $11,009
Avg. Ann. Total Return (3/31/01) (4)            -36.45%                   +0.86%

                                                                       INCEPTION
CLASS C                                         1-YEAR                  (6/7/99)
--------------------------------------------------------------------------------
Cumulative Total Return (1)                     -22.71%                  +14.16%
Average Annual Total Return (2)                 -24.25%                   +6.66%
Value of $10,000 Investment (3)                 $7,575                  $11,303
Avg. Ann. Total Return (3/31/01) (4)            -35.08%                   +2.51%

                                                                       INCEPTION
ADVISOR CLASS                                   1-YEAR                  (6/7/99)
--------------------------------------------------------------------------------
Cumulative Total Return (1)                     -21.95%                  +16.29%
Average Annual Total Return (2)                 -21.95%                   +8.28%
Value of $10,000 Investment (3)                 $7,805                  $11,629
Avg. Ann. Total Return (3/31/01) (4)            -33.12%                   +4.09%

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the applicable, maximum sales charge(s) for that class.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.

Past performance does not guarantee future results.

--------------------------------------------------------------------------------
Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

FRANKLIN LARGE CAP
GROWTH FUND

AVERAGE ANNUAL TOTAL RETURN
CLASS A                                                                  4/30/01
--------------------------------------------------------------------------------
1-Year                                                                   -26.66%

Since Inception (6/7/99)                                                  +4.64%


AVERAGE ANNUAL TOTAL RETURN
CLASS B                                                                  4/30/01
--------------------------------------------------------------------------------
1-Year                                                                   -25.84%

Since Inception (6/7/99)                                                  +5.19%

TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvested dividends. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.


CLASS A (6/7/99 - 4/30/01)

[PLOTPOINTS]


      Date       Franklin Large Cap  S&P 500 Index   Russell 1000     S&P 500     Russ 1000
                   Growth Fund -                     Growth Index       $T           G$T
                       Class A
   06/07/1999          $9,425           $10,000         $10,000
   06/30/1999          $9,981           $10,426         $10,537        4.26%        5.37%
   07/31/1999          $9,774           $10,101         $10,202       -3.12%        -3.18%
   08/31/1999          $9,708           $10,050         $10,368       -0.50%        1.63%
   09/30/1999          $9,670            $9,775         $10,150       -2.74%        -2.10%
   10/31/1999          $10,584          $10,394         $10,917        6.33%        7.55%
   11/30/1999          $11,282          $10,605         $11,506        2.03%        5.40%
   12/31/1999          $13,146          $11,229         $12,703        5.89%        10.40%
   01/31/2000          $12,826          $10,665         $12,107       -5.02%        -4.69%
   02/29/2000          $15,023          $10,464         $12,699       -1.89%        4.89%
   03/31/2000          $15,127          $11,487         $13,609        9.78%        7.16%
   04/30/2000          $14,005          $11,141         $12,961       -3.01%        -4.76%
   05/31/2000          $13,212          $10,913         $12,308       -2.05%        -5.04%
   06/30/2000          $14,674          $11,182         $13,240        2.46%        7.58%
   07/31/2000          $14,599          $11,007         $12,688       -1.56%        -4.17%
   08/31/2000          $16,636          $11,691         $13,837        6.21%        9.05%
   09/30/2000          $16,032          $11,073         $12,528       -5.28%        -9.46%
   10/31/2000          $14,919          $11,027         $11,935       -0.42%        -4.73%
   11/30/2000          $12,515          $10,158         $10,176       -7.88%       -14.74%
   12/31/2000          $12,705          $10,208         $9,854         0.49%        -3.16%
   01/31/2001          $13,065          $10,570         $10,535        3.55%        6.91%
   02/28/2001          $11,042           $9,606         $8,746        -9.12%       -16.98%
   03/31/2001          $10,077           $8,997         $7,795        -6.34%       -10.88%
   04/30/2001          $10,900           $9,696         $8,781         7.77%        12.65%

CLASS B (6/7/99 - 4/30/01)

[PLOTPOINTS]


       Date          Franklin Large   S&P 500 Index   Russell 1000     S&P 500      Russ 1000
                   Cap Growth Fund -                  Growth Index       $T            G$T
                        Class B
    06/07/1999          $10,000          $10,000         $10,000
    06/30/1999          $10,580          $10,426         $10,537        4.26%         5.37%
    07/31/1999          $10,360          $10,101         $10,202        -3.12%       -3.18%
    08/31/1999          $10,280          $10,050         $10,368        -0.50%        1.63%
    09/30/1999          $10,240           $9,775         $10,150        -2.74%       -2.10%
    10/31/1999          $11,190          $10,394         $10,917        6.33%         7.55%
    11/30/1999          $11,930          $10,605         $11,506        2.03%         5.40%
    12/31/1999          $13,890          $11,229         $12,703        5.89%        10.40%
    01/31/2000          $13,540          $10,665         $12,107        -5.02%       -4.69%
    02/29/2000          $15,850          $10,464         $12,699        -1.89%        4.89%
    03/31/2000          $15,950          $11,487         $13,609        9.78%         7.16%
    04/30/2000          $14,770          $11,141         $12,961        -3.01%       -4.76%
    05/31/2000          $13,920          $10,913         $12,308        -2.05%       -5.04%
    06/30/2000          $15,460          $11,182         $13,240        2.46%         7.58%
    07/31/2000          $15,370          $11,007         $12,688        -1.56%       -4.17%
    08/31/2000          $17,510          $11,691         $13,837        6.21%         9.05%
    09/30/2000          $16,860          $11,073         $12,528        -5.28%       -9.46%
    10/31/2000          $15,680          $11,027         $11,935        -0.42%       -4.73%
    11/30/2000          $13,150          $10,158         $10,176        -7.88%       -14.74%
    12/31/2000          $13,332          $10,208         $9,854         0.49%        -3.16%
    01/31/2001          $13,702          $10,570         $10,535        3.55%         6.91%
    02/28/2001          $11,579           $9,606         $8,746         -9.12%       -16.98%
    03/31/2001          $10,557           $8,997         $7,795         -6.34%       -10.88%
    04/30/2001          $11,009           $9,696         $8,781         7.77%        12.65%

CLASS C (6/7/99 - 4/30/01)

[PLOTPOINTS]

       Date         Franklin Large     S&P 500 Index     Russell 1000    S&P 500 $T    Russ
                   Cap Growth Fund                       Growth Index                1000 G$T
                       - Class C
    06/07/1999          $9,901            $10,000          $10,000
    06/30/1999          $10,475           $10,426          $10,537         4.26%       5.37%
    07/31/1999          $10,248           $10,101          $10,202         -3.12%      -3.18%
    08/31/1999          $10,168           $10,050          $10,368         -0.50%      1.63%
    09/30/1999          $10,129           $9,775           $10,150         -2.74%      -2.10%
    10/31/1999          $11,079           $10,394          $10,917         6.33%       7.55%
    11/30/1999          $11,802           $10,605          $11,506         2.03%       5.40%
    12/31/1999          $13,752           $11,229          $12,703         5.89%       10.40%
    01/31/2000          $13,406           $10,665          $12,107         -5.02%      -4.69%
    02/29/2000          $15,693           $10,464          $12,699         -1.89%      4.89%
    03/31/2000          $15,792           $11,487          $13,609         9.78%       7.16%
    04/30/2000          $14,624           $11,141          $12,961         -3.01%      -4.76%
    05/31/2000          $13,792           $10,913          $12,308         -2.05%      -5.04%
    06/30/2000          $15,307           $11,182          $13,240         2.46%       7.58%
    07/31/2000          $15,218           $11,007          $12,688         -1.56%      -4.17%
    08/31/2000          $17,337           $11,691          $13,837         6.21%       9.05%
    09/30/2000          $16,693           $11,073          $12,528         -5.28%      -9.46%
    10/31/2000          $15,525           $11,027          $11,935         -0.42%      -4.73%
    11/30/2000          $13,020           $10,158          $10,176         -7.88%     -14.74%
    12/31/2000          $13,206           $10,208           $9,854         0.49%       -3.16%
    01/31/2001          $13,573           $10,570          $10,535         3.55%       6.91%
    02/28/2001          $11,471           $9,606            $8,746         -9.12%     -16.98%
    03/31/2001          $10,460           $8,997            $7,795         -6.34%     -10.88%
    04/30/2001          $11,303           $9,696            $8,781         7.77%       12.65%


AVERAGE ANNUAL TOTAL RETURN
CLASS C                                                                  4/30/01
--------------------------------------------------------------------------------
1-Year                                                                   -24.25%

Since Inception (6/7/99)                                                  +6.66%




ADVISOR CLASS (6/7/99 - 4/30/01)

[PLOTPOINTS]

      Date         Franklin Large    S&P 500 Index    Russell 1000      S&P 500 $T      Russ 1000
                  Cap Growth Fund                     Growth Index                         G$T
                   - Advisor Class
   06/07/1999          $10,000          $10,000          $10,000
   06/30/1999          $10,590          $10,426          $10,537           4.26%           5.37%
   07/31/1999          $10,370          $10,101          $10,202          -3.12%          -3.18%
   08/31/1999          $10,300          $10,050          $10,368          -0.50%           1.63%
   09/30/1999          $10,270          $9,775           $10,150          -2.74%          -2.10%
   10/31/1999          $11,240          $10,394          $10,917           6.33%           7.55%
   11/30/1999          $11,980          $10,605          $11,506           2.03%           5.40%
   12/31/1999          $13,969          $11,229          $12,703           5.89%          10.40%
   01/31/2000          $13,629          $10,665          $12,107          -5.02%          -4.69%
   02/29/2000          $15,972          $10,464          $12,699          -1.89%           4.89%
   03/31/2000          $16,082          $11,487          $13,609           9.78%           7.16%
   04/30/2000          $14,901          $11,141          $12,961          -3.01%          -4.76%
   05/31/2000          $14,059          $10,913          $12,308          -2.05%          -5.04%
   06/30/2000          $15,622          $11,182          $13,240           2.46%           7.58%
   07/31/2000          $15,552          $11,007          $12,688          -1.56%          -4.17%
   08/31/2000          $17,725          $11,691          $13,837           6.21%           9.05%
   09/30/2000          $17,084          $11,073          $12,528          -5.28%          -9.46%
   10/31/2000          $15,902          $11,027          $11,935          -0.42%          -4.73%
   11/30/2000          $13,338          $10,158          $10,176          -7.88%          -14.74%
   12/31/2000          $13,548          $10,208          $9,854            0.49%          -3.16%
   01/31/2001          $13,939          $10,570          $10,535           3.55%           6.91%
   02/28/2001          $11,780          $9,606           $8,746           -9.12%          -16.98%
   03/31/2001          $10,756          $8,997           $7,795           -6.34%          -10.88%
   04/30/2001          $11,629          $9,696           $8,781            7.77%          12.65%


AVERAGE ANNUAL TOTAL RETURN
ADVISOR CLASS                                                            4/30/01
--------------------------------------------------------------------------------
1-Year                                                                   -21.95%

Since Inception (6/7/99)                                                  +8.28%

5. Source: Standard & Poor's Micropal. The S&P 500 Composite Index consists of 500 domestic stocks, comprising four broad sectors: industrials, utilities, financials and transportation. The S&P 500 serves as the standard for measuring large-cap U.S. stock market performance. Since some industries are characterized by companies of relatively small stock capitalizations, the index is not composed of the 500 largest, publicly traded U.S. companies. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index, from which the Russell 1000 Growth index is derived, measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $14.1 billion; the median market capitalization was approximately $4.1 billion. The smallest company in the index had an approximate market capitalization of $1.6 billion.


Past performance does not guarantee future results.

FRANKLIN SMALL CAP GROWTH FUND I


--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Small Cap Growth Fund I seeks long-term capital growth by investing in equity securities of small-capitalization companies with market capitalizations similar to the Russell 2500(TM) Growth Index at the time of purchase.(1)
--------------------------------------------------------------------------------


This annual report of Franklin Small Cap Growth Fund I covers the year ended April 30, 2001 -- one of the most difficult investment environments for small-cap growth stocks we've seen in quite a long time.

The 12 months under review were tumultuous for the domestic economy. A year ago, it was growing so rapidly that the Federal Reserve Board (the Fed) chose to actively raise interest rates and tighten liquidity in the economy in an attempt to cool excess demand for hiring, basic materials, finished goods and financial assets. After several interest rate hikes, the Fed's actions finally had the effect of dramatically slowing the domestic economy's growth, which decelerated sharply in late December.


1. Source: Standard & Poor's Micropal. The Russell 2500 Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2500, from which the Russell 2500 Growth Index is constituted, is composed of the 500 smallest-capitalization securities in the Russell 1000 Index and all stocks in the Russell 2000 Index. The largest company in the Russell 2500 Index has a market capitalization of approximately $1.3 billion.

     The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 83.

The economy's abrupt deceleration was due to a confluence of factors directed at an economy that was probably growing too fast for itself in 2000. The primary shock was the Fed's five successive interest rate hikes from August 1999 to May 2000. Rising interest rates made bonds relatively more attractive than equities, thereby compressing the valuations that investors would pay for stocks. Rising rates also forced companies to pay higher costs of capital to finance future growth opportunities. These higher capital costs and a surfeit of Internet start-up companies rapidly diminished the prospective investment returns in the Internet. Rapidly declining Internet investment returns prompted investors to flee from this sector, forcing many start-up companies to shut down or curtail expansion plans. The demise of the once threatening dot-com start-ups allowed established, "old economy" companies to slow their own Internet and technology infrastructure investment initiatives. The above factors together caused companies to scale back their investment plans, specifically in the Internet and information technology.

As domestic enterprises slowed their investment plans late in 2000, the domestic equity and high yield markets declined sharply, which prompted consumers to reduce their expenditures. A strong dollar and a persistent Japanese recession made it unlikely that exports would compensate for weakening demand from domestic enterprises and the consumer. To complicate matters, a drawn-out presidential election, an unusually cold early winter, rising oil costs and a looming electricity crisis in California further conspired to subdue the normally ebullient end-of-year holiday shopping.

The eroding economic demand outlined above resulted in orders for related goods and services (including communications equipment, semiconductors, optical modules, software and cabling) to dry up. A domino effect of sorts occurred across the electronics supply chain, as order cancellations led to highly visible, problematic and costly inventory overages, resulting in declining prices and widespread speculation about future demand. At the same time, new and barely-used gear was being sold in liquidation sales from the many failed start-up companies.

As the Fund's managers survey the economy at period-end, we see domestic producers and purchasers of capital goods, and especially technology capital goods, confronted with the twin challenges of very weak demand and excess supply. Fortunately, these producers and purchasers today are more able than ever to make the requisite adjustments to their product offerings, pricing, distribution, manufacturing and sales strategies. The Fed seems to be proactively assisting them by lowering their cost of capital through four rapid interest rate reductions since January 1. We would expect that domestic demand should improve late this year or early next year driven by the beneficial impacts of the interest rate cuts. However, we do believe that when it does recover, the economy's sustainable growth rate will be more subdued than the growth rate of the late 1990s due to recent additions of manufacturing and service capacity, more measured supply chain management, rising energy costs and, finally, an incipient weakness in Asian and Latin American economies.

For the fiscal year ended April 30, 2001, Franklin Small Cap Growth Fund I - Class A provided a -24.00% cumulative total return, as shown in the Performance Summary beginning on page 44. The Fund outperformed its benchmark, the Russell 2500 Growth Index, which returned -25.49% during the same period.(2)

In the past 12 months, Franklin Small Cap Growth Fund I pursued its strategy of identifying and investing in small capitalization companies with superior growth potential. In the first six months of the Fund's fiscal year, this entailed significant investments in technology software, services and hardware. By late summer 2000, we sensed an economic deceleration. We repositioned the Fund more defensively by reducing exposure to software, technology services and biotechnology in favor of companies with slower but more predictable growth in the energy, entertainment, gaming, health and industrial sectors. This repositioning offset the weakness and volatility of the technology sector in the first half of the reporting period. However, we did not foresee the abruptness of the economic deceleration and its profoundly negative impact on the whole economy. Ultimately,


TOP 10 EQUITY HOLDINGS
Franklin Small Cap Growth Fund I
4/30/01

COMPANY                                                               % OF TOTAL
INDUSTRY                                                              NET ASSETS
--------------------------------------------------------------------------------
BEA Systems Inc.                                                            1.9%
Technology Services

Affiliated Computer
Services Inc., A                                                            1.8%
Technology Services

VoiceStream Wireless Corp.                                                  1.5%
Communications

Expeditors International
of Washington Inc.                                                          1.3%
Transportation

Micromuse Inc.                                                              1.2%
Technology Services

PMC-Sierra Inc. (Canada)                                                    1.2%
Electronic Technology

Varco International Inc.                                                    1.2%
Industrial Services

Mettler-Toledo
International Inc.
(Switzerland)                                                               1.2%
Producer Manufacturing

Waters Corp.                                                                1.2%
Electronic Technology

Novellus Systems Inc.                                                       1.1%
Electronic Technology


2. Source: Standard & Poor's Micropal. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

PORTFOLIO BREAKDOWN
Franklin Small Cap Growth Fund I
Based on Total Net Assets 4/30/01

Electronic Technology*                                                     20.2%

Technology Services*                                                       16.7%

Finance                                                                     9.5%

Health Technology*                                                          5.6%

Industrial Services                                                         4.7%

Communications                                                              4.6%

Energy Minerals                                                             3.5%

Consumer Services                                                           3.4%

Producer Manufacturing                                                      3.3%

Transportation                                                              2.9%

Other Industries                                                           11.0%

Short-Term Investments & Other Net Assets                                  14.6%

*Significant exposure to a single sector may result in greater volatility for the Fund than for a more broadly diversified portfolio. There are specific risks to investing in technology company stocks, which can be subject to abrupt or erratic price movements and have been volatile, especially over the short term.


weakness in both the health care and technology hardware sectors in the last six months of the year under review overwhelmed gains from the defensive stocks. The technology and health care weakness caused poor absolute performance during the period.

During the past year, as is typical when the economy faces the possibility of recession, value investing outperformed growth investing in the small capitalization asset class. We expect that when the economy recovers, growth will again outperform value. In fact, in the last month of the Fund's fiscal year, we noted that growth stocks outperformed value stocks, perhaps presaging a rotation from value back to growth. However, for such a rotation to stick, we must first see signs of an economic recovery. As such signs occur and as we gain confidence in the growth potential of currently underperforming growth stocks, we will likely increase the Fund's investments in the technology and health care sectors again. We have already taken some early steps in that direction by reducing energy holdings and buying more cyclical technology companies.

As the Fund concluded its fiscal year, we did not yet see evidence of the economic rebound that must underpin any improvement in the small cap growth market. After the excesses of the late 1990s and early 2000, and following the precipitous declines of the last half of the period under review, the domestic economy will need time to stabilize, absorb excess new capacity, purge nonviable businesses and regain confidence. As it does, we will seek to reposition Franklin Small Cap Growth Fund I to take advantage of the superior growth opportunities that proliferate in the small cap market.

Thank you for investing with us. We appreciate your support, and look forward to serving you in the future. Please feel free to contact us with any questions or comments you may have.


/s/ Edward B. Jamieson

Edward B. Jamieson
Portfolio Manager
Franklin Small Cap Growth Fund I



--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of April 30, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

FRANKLIN SMALL CAP
GROWTH FUND I


--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ.*

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.*

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.*

*Past expense reductions by the Fund's manager increased the Fund's total returns. Without these reductions, the Fund's total returns would have been lower.
--------------------------------------------------------------------------------


PERFORMANCE SUMMARY AS OF 4/30/01

Distributions and returns will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. All total returns include reinvested distributions at net asset value.


PRICE AND DISTRIBUTION INFORMATION

CLASS A                                   CHANGE          4/30/01        4/30/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                     -$11.33          $34.15         $45.48
DISTRIBUTIONS (5/1/00 - 4/30/01)
Dividend Income                           $0.2445
Short-Term Capital Gain                   $0.1137
Long-Term Capital Gain                    $0.1174
                                          -------
Total                                     $0.4756

CLASS C                                   CHANGE          4/30/01        4/30/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                     -$11.17          $33.41         $44.58
DISTRIBUTIONS (5/1/00 - 4/30/01)
Short-Term Capital Gain                   $0.1137
Long-Term Capital Gain                    $0.1174
                                          -------
Total                                     $0.2311

ADVISOR CLASS                             CHANGE          4/30/01        4/30/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                     -$11.37          $34.37         $45.74
DISTRIBUTIONS (5/1/00 - 4/30/01)
Dividend Income                           $0.3103
Short-Term Capital Gain                   $0.1137
Long-Term Capital Gain                    $0.1174
                                          -------
Total                                     $0.5414

Franklin Small Cap Growth Fund I paid distributions derived from long-term capital gains of 11.74 cents ($0.1174) per share in December 2000. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852 (b)(3).

PERFORMANCE

                                                                       INCEPTION
CLASS A                               1-YEAR            5-YEAR         (2/14/92)
--------------------------------------------------------------------------------
Cumulative Total Return(1)            -24.00%           +95.55%         +377.12%

Average Annual Total Return(2)        -28.37%           +13.01%          +17.73%

Value of $10,000 Investment(3)        $7,163           $18,435          $44,969

Avg. Ann. Total Return (3/31/01)(4)   -43.26%           +11.80%          +16.18%

                                                                       INCEPTION
CLASS C                               1-YEAR           5-YEAR          (10/2/95)
--------------------------------------------------------------------------------
Cumulative Total Return(1)            -24.61%           +88.31%         +121.49%

Average Annual Total Return(2)        -26.10%           +13.27%          +15.10%

Value of $10,000 Investment(3)        $7,390           $18,642          $21,926

Avg. Ann. Total Return (3/31/01)(4)   -41.45%           +12.06%          +12.57%

                                                                       INCEPTION
ADVISOR CLASS(5)                      1-YEAR           5-YEAR          (2/14/92)
--------------------------------------------------------------------------------
Cumulative Total Return(1)            -23.83%          +100.29%         +388.69%

Average Annual Total Return(2)        -23.83%           +14.90%          +18.80%

Value of $10,000 Investment(3)        $7,617           $20,029          $48,869

Avg. Ann. Total Return (3/31/01)(4)   -39.64%           +13.67%          +17.24%


For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.


Past performance does not guarantee future results.



1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.


5. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or Rule 12b-1 plans. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge and including the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, an actual Advisor Class figure is used reflecting a deduction of all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +83.02% and +14.90%.


--------------------------------------------------------------------------------
Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

FRANKLIN SMALL CAP
GROWTH FUND I


AVERAGE ANNUAL TOTAL RETURN
CLASS A                                                                  4/30/01
--------------------------------------------------------------------------------
1-Year                                                                   -28.37%

5-Year                                                                   +13.01%

Since Inception (2/14/92)                                                 +17.73%


AVERAGE ANNUAL TOTAL RETURN
CLASS C                                                                  4/30/01
--------------------------------------------------------------------------------
1-Year                                                                   -26.10%

5-Year                                                                   +13.27%

Since Inception (10/2/95)                                                 +15.10%


TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvested dividends. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.


CLASS A (2/14/92 - 4/30/01)

[GRAPHIC]

     Date        Franklin Small Cap    S&P 500      Russell 2500    S&P 500 $T  Russ 2500 G $T
                  Growth Fund I -       Index       Growth Index
                      Class A
  02/14/1992           $9,425          $10,000        $10,000
  02/29/1992           $9,566          $10,067        $10,051         0.67%         0.51%
  03/31/1992           $9,293           $9,871         $9,478         -1.95%        -5.70%
  04/30/1992           $9,029          $10,161         $8,984         2.94%         -5.21%
  05/31/1992           $8,992          $10,211         $9,000         0.49%         0.18%
  06/30/1992           $8,772          $10,059         $8,511         -1.49%        -5.44%
  07/31/1992           $8,923          $10,470         $8,842         4.09%         3.89%
  08/31/1992           $8,791          $10,255         $8,581         -2.05%        -2.95%
  09/30/1992           $8,810          $10,375         $8,712         1.17%         1.53%
  10/31/1992           $9,255          $10,411         $9,083         0.34%         4.25%
  11/30/1992          $10,014          $10,765         $9,814         3.40%         8.05%
  12/31/1992          $10,472          $10,897        $10,103         1.23%         2.95%
  01/31/1993          $10,757          $10,988        $10,174         0.84%         0.70%
  02/28/1993           $9,806          $11,138         $9,663         1.36%         -5.02%
  03/31/1993          $10,272          $11,373         $9,976         2.11%         3.24%
  04/30/1993           $9,721          $11,098         $9,604         -2.42%        -3.73%
  05/31/1993          $10,634          $11,394        $10,196         2.67%         6.16%
  06/30/1993          $10,591          $11,427        $10,220         0.29%         0.24%
  07/31/1993          $10,591          $11,381        $10,229         -0.40%        0.08%
  08/31/1993          $11,487          $11,813        $10,768         3.79%         5.27%
  09/30/1993          $11,916          $11,722        $11,044         -0.77%        2.57%
  10/31/1993          $12,136          $11,964        $11,262         2.07%         1.97%
  11/30/1993          $12,193          $11,851        $10,853         -0.95%        -3.63%
  12/31/1993          $12,752          $11,994        $11,331         1.21%         4.40%
  01/31/1994          $13,254          $12,402        $11,657         3.40%         2.88%
  02/28/1994          $13,392          $12,066        $11,677         -2.71%        0.17%
  03/31/1994          $12,732          $11,540        $10,997         -4.36%        -5.82%
  04/30/1994          $12,565          $11,687        $10,985         1.28%         -0.11%
  05/31/1994          $12,338          $11,879        $10,764         1.64%         -2.01%
  06/30/1994          $11,908          $11,588        $10,286         -2.45%        -4.44%
  07/31/1994          $12,353          $11,968        $10,510         3.28%         2.17%
  08/31/1994          $13,316          $12,459        $11,282         4.10%         7.35%
  09/30/1994          $13,482          $12,155        $11,276         -2.44%        -0.05%
  10/31/1994          $14,124          $12,428        $11,470         2.25%         1.72%
  11/30/1994          $13,803          $11,976        $10,962         -3.64%        -4.43%
  12/31/1994          $13,928          $12,153        $11,185         1.48%         2.03%
  01/31/1995          $13,671          $12,468        $11,075         2.59%         -0.98%
  02/28/1995          $14,913          $12,954        $11,678         3.90%         5.44%
  03/31/1995          $15,674          $13,336        $12,131         2.95%         3.88%
  04/30/1995          $15,963          $13,728        $12,268         2.94%         1.13%
  05/31/1995          $16,328          $14,278        $12,455         4.00%         1.53%
  06/30/1995          $17,650          $14,609        $13,211         2.32%         6.07%
  07/31/1995          $19,135          $15,094        $14,253         3.32%         7.88%
  08/31/1995          $19,597          $15,132        $14,371         0.25%         0.83%
  09/30/1995          $19,740          $15,770        $14,678         4.22%         2.14%
  10/31/1995          $18,970          $15,713        $14,160         -0.36%        -3.53%
  11/30/1995          $19,586          $16,403        $14,739         4.39%         4.09%
  12/31/1995          $19,806          $16,720        $14,935         1.93%         1.33%
  01/31/1996          $19,631          $17,288        $14,982         3.40%         0.31%
  02/29/1996          $20,714          $17,449        $15,641         0.93%         4.40%
  03/31/1996          $21,215          $17,617        $15,980         0.96%         2.17%
  04/30/1996          $22,996          $17,875        $17,075         1.47%         6.85%
  05/31/1996          $24,079          $18,337        $17,685         2.58%         3.57%
  06/30/1996          $22,961          $18,406        $16,799         0.38%         -5.01%
  07/31/1996          $20,900          $17,593        $15,129         -4.42%        -9.94%
  08/31/1996          $22,880          $17,964        $16,171         2.11%         6.89%
  09/30/1996          $24,126          $18,975        $17,030         5.63%         5.31%
  10/31/1996          $23,683          $19,499        $16,500         2.76%         -3.11%
  11/30/1996          $24,789          $20,973        $17,106         7.56%         3.67%
  12/31/1996          $25,167          $20,558        $17,190         -1.98%        0.49%
  01/31/1997          $25,677          $21,843        $17,704         6.25%         2.99%
  02/28/1997          $24,596          $22,013        $16,928         0.78%         -4.38%
  03/31/1997          $22,871          $21,108        $15,814         -4.11%        -6.58%
  04/30/1997          $23,017          $22,369        $15,885         5.97%         0.45%
  05/31/1997          $26,260          $23,731        $17,790         6.09%         11.99%
  06/30/1997          $27,147          $24,794        $18,386         4.48%         3.35%
  07/31/1997          $28,786          $26,768        $19,554         7.96%         6.35%
  08/31/1997          $29,017          $25,269        $20,031         -5.60%        2.44%
  09/30/1997          $31,714          $26,653        $21,445         5.48%         7.06%
  10/31/1997          $30,232          $25,763        $20,107         -3.34%        -6.24%
  11/30/1997          $29,491          $26,956        $19,799         4.63%         -1.53%
  12/31/1997          $29,139          $27,420        $19,728         1.72%         -0.36%
  01/31/1998          $28,923          $27,724        $19,469         1.11%         -1.31%
  02/28/1998          $31,223          $29,723        $21,140         7.21%         8.58%
  03/31/1998          $32,393          $31,245        $21,924         5.12%         3.71%
  04/30/1998          $32,952          $31,560        $22,124         1.01%         0.91%
  05/31/1998          $30,753          $31,017        $20,703         -1.72%        -6.42%
  06/30/1998          $30,906          $32,277        $20,854         4.06%         0.73%
  07/31/1998          $27,919          $31,931        $19,301         -1.07%        -7.45%
  08/31/1998          $21,654          $27,314        $14,916        -14.46%       -22.72%
  09/30/1998          $23,624          $29,065        $16,224         6.41%         8.77%
  10/31/1998          $25,111          $31,428        $17,319         8.13%         6.75%
  11/30/1998          $27,068          $33,332        $18,550         6.06%         7.11%
  12/31/1998          $29,133          $35,252        $20,337         5.76%         9.63%
  01/31/1999          $30,747          $36,726        $20,924         4.18%         2.89%
  02/28/1999          $28,023          $35,584        $19,227         -3.11%        -8.11%
  03/31/1999          $29,662          $37,007        $20,123         4.00%         4.66%
  04/30/1999          $31,818          $38,439        $21,729         3.87%         7.98%
  05/31/1999          $31,689          $37,532        $21,953         -2.36%        1.03%
  06/30/1999          $34,335          $39,615        $23,505         5.55%         7.07%
  07/31/1999          $34,154          $38,379        $23,026         -3.12%        -2.04%
  08/31/1999          $34,671          $38,187        $22,528         -0.50%        -2.16%
  09/30/1999          $35,936          $37,141        $22,690         -2.74%        0.72%
  10/31/1999          $40,144          $39,492        $23,795         6.33%         4.87%
  11/30/1999          $46,133          $40,294        $26,606         2.03%         11.81%
  12/31/1999          $57,417          $42,667        $31,623         5.89%         18.86%
  01/31/2000          $56,545          $40,525        $31,446         -5.02%        -0.56%
  02/29/2000          $71,312          $39,759        $39,512         -1.89%        25.65%
  03/31/2000          $65,288          $43,648        $36,411         9.78%         -7.85%
  04/30/2000          $59,173          $42,334        $32,864         -3.01%        -9.74%
  05/31/2000          $55,283          $41,466        $29,939         -2.05%        -8.90%
  06/30/2000          $63,844          $42,486        $33,897         2.46%         13.22%
  07/31/2000          $59,980          $41,823        $31,121         -1.56%        -8.19%
  08/31/2000          $68,215          $44,420        $35,176         6.21%         13.03%
  09/30/2000          $65,939          $42,075        $32,900         -5.28%        -6.47%
  10/31/2000          $60,838          $41,898        $30,867         -0.42%        -6.18%
  11/30/2000          $47,802          $38,597        $24,987         -7.88%       -19.05%
  12/31/2000          $51,790          $38,786        $26,536         0.49%         6.20%
  01/31/2001          $54,344          $40,163        $28,256         3.55%         6.48%
  02/28/2001          $44,073          $36,500        $23,896         -9.12%       -15.43%
  03/31/2001          $39,307          $34,186        $21,253         -6.34%       -11.06%
  04/30/2001          $44,969          $36,842        $24,492         7.77%         15.24%


Franklin Small                  S&P 500             Russell 2500
Cap Growth Fund I               Index(6)            Growth Index(6)


CLASS C (10/2/95 - 4/30/01)

[GRAPHIC]

       Date          Franklin Small   S&P 500 Index    Russell 2500    S&P 500 $T  Russ 2500
                   Cap Growth Fund I                   Growth Index                   G $T
                       - Class C
    10/02/1995           $9,899          $10,000         $10,000
    10/31/1995           $9,636           $9,964          $9,647         -0.36%      -3.53%
    11/30/1995           $9,938          $10,401         $10,042         4.39%       4.09%
    12/31/1995          $10,050          $10,602         $10,175         1.93%       1.33%
    01/31/1996           $9,961          $10,963         $10,207         3.40%       0.31%
    02/29/1996          $10,500          $11,065         $10,656         0.93%       4.40%
    03/31/1996          $10,749          $11,171         $10,887         0.96%       2.17%
    04/30/1996          $11,643          $11,335         $11,633         1.47%       6.85%
    05/31/1996          $12,188          $11,627         $12,048         2.58%       3.57%
    06/30/1996          $11,614          $11,672         $11,444         0.38%       -5.01%
    07/31/1996          $10,565          $11,156         $10,307         -4.42%      -9.94%
    08/31/1996          $11,554          $11,391         $11,017         2.11%       6.89%
    09/30/1996          $12,182          $12,032         $11,602         5.63%       5.31%
    10/31/1996          $11,945          $12,365         $11,241         2.76%       -3.11%
    11/30/1996          $12,490          $13,299         $11,654         7.56%       3.67%
    12/31/1996          $12,670          $13,036         $11,711         -1.98%      0.49%
    01/31/1997          $12,923          $13,851         $12,061         6.25%       2.99%
    02/28/1997          $12,369          $13,959         $11,533         0.78%       -4.38%
    03/31/1997          $11,494          $13,385         $10,774         -4.11%      -6.58%
    04/30/1997          $11,562          $14,184         $10,822         5.97%       0.45%
    05/31/1997          $13,182          $15,048         $12,120         6.09%       11.99%
    06/30/1997          $13,613          $15,722         $12,526         4.48%       3.35%
    07/31/1997          $14,432          $16,974         $13,321         7.96%       6.35%
    08/31/1997          $14,537          $16,023         $13,646         -5.60%      2.44%
    09/30/1997          $15,880          $16,901         $14,610         5.48%       7.06%
    10/31/1997          $15,128          $16,337         $13,698         -3.34%      -6.24%
    11/30/1997          $14,752          $17,093         $13,489         4.63%       -1.53%
    12/31/1997          $14,558          $17,387         $13,440         1.72%       -0.36%
    01/31/1998          $14,449          $17,580         $13,264         1.11%       -1.31%
    02/28/1998          $15,585          $18,848         $14,402         7.21%       8.58%
    03/31/1998          $16,163          $19,813         $14,936         5.12%       3.71%
    04/30/1998          $16,426          $20,013         $15,072         1.01%       0.91%
    05/31/1998          $15,322          $19,668         $14,105         -1.72%      -6.42%
    06/30/1998          $15,386          $20,467         $14,208         4.06%       0.73%
    07/31/1998          $13,890          $20,248         $13,149         -1.07%      -7.45%
    08/31/1998          $10,769          $17,320         $10,162        -14.46%     -22.72%
    09/30/1998          $11,745          $18,430         $11,053         6.41%       8.77%
    10/31/1998          $12,477          $19,929         $11,799         8.13%       6.75%
    11/30/1998          $13,434          $21,136         $12,638         6.06%       7.11%
    12/31/1998          $14,460          $22,354         $13,855         5.76%       9.63%
    01/31/1999          $15,244          $23,288         $14,255         4.18%       2.89%
    02/28/1999          $13,890          $22,564         $13,099         -3.11%      -8.11%
    03/31/1999          $14,700          $23,467         $13,710         4.00%       4.66%
    04/30/1999          $15,756          $24,375         $14,804         3.87%       7.98%
    05/31/1999          $15,685          $23,799         $14,956         -2.36%      1.03%
    06/30/1999          $16,980          $25,120         $16,013         5.55%       7.07%
    07/31/1999          $16,883          $24,337         $15,687         -3.12%      -2.04%
    08/31/1999          $17,123          $24,215         $15,348         -0.50%      -2.16%
    09/30/1999          $17,738          $23,551         $15,458         -2.74%      0.72%
    10/31/1999          $19,805          $25,042         $16,211         6.33%       4.87%
    11/30/1999          $22,746          $25,551         $18,126         2.03%       11.81%
    12/31/1999          $28,286          $27,056         $21,544         5.89%       18.86%
    01/31/2000          $27,843          $25,697         $21,424         -5.02%      -0.56%
    02/29/2000          $35,097          $25,212         $26,919         -1.89%      25.65%
    03/31/2000          $32,109          $27,677         $24,806         9.78%       -7.85%
    04/30/2000          $29,082          $26,844         $22,390         -3.01%      -9.74%
    05/31/2000          $27,151          $26,294         $20,397         -2.05%      -8.90%
    06/30/2000          $31,339          $26,941         $23,093         2.46%       13.22%
    07/31/2000          $29,422          $26,521         $21,202         -1.56%      -8.19%
    08/31/2000          $33,440          $28,167         $23,965         6.21%       13.03%
    09/30/2000          $32,305          $26,680         $22,414         -5.28%      -6.47%
    10/31/2000          $29,787          $26,568         $21,029         -0.42%      -6.18%
    11/30/2000          $23,387          $24,475         $17,023         -7.88%     -19.05%
    12/31/2000          $25,319          $24,595         $18,078         0.49%       6.20%
    01/31/2001          $26,559          $25,468         $19,250         3.55%       6.48%
    02/28/2001          $21,519          $23,145         $16,280         -9.12%     -15.43%
    03/31/2001          $19,183          $21,678         $14,479         -6.34%     -11.06%
    04/30/2001          $21,926          $23,362         $16,686         7.77%       15.24%


Franklin Small                  S&P 500             Russell 2500
Cap Growth Fund I               Index(6)            Growth Index(6)

ADVISOR CLASS (2/14/92 - 4/30/01)7

[PLOTPOINTS]


      Date       Franklin Small     S&P 500    Russell 2500      698       S&P 500   Russ 2500
                   Cap Growth       Index      Growth Index                  $T         G $T
                    Fund I -
                  Advisor Class
   02/14/1992        $10,000        $10,000       $10,000
   02/29/1992        $10,150        $10,067       $10,051       1.50%       0.67%      0.51%
   03/31/1992        $9,860         $9,871        $9,478       -2.86%      -1.95%      -5.70%
   04/30/1992        $9,580         $10,161       $8,984       -2.84%       2.94%      -5.21%
   05/31/1992        $9,539         $10,211       $9,000       -0.42%       0.49%      0.18%
   06/30/1992        $9,307         $10,059       $8,511       -2.44%      -1.49%      -5.44%
   07/31/1992        $9,468         $10,470       $8,842        1.73%       4.09%      3.89%
   08/31/1992        $9,327         $10,255       $8,581       -1.49%      -2.05%      -2.95%
   09/30/1992        $9,347         $10,375       $8,712        0.22%       1.17%      1.53%
   10/31/1992        $9,820         $10,411       $9,083        5.06%       0.34%      4.25%
   11/30/1992        $10,625        $10,765       $9,814        8.20%       3.40%      8.05%
   12/31/1992        $11,111        $10,897       $10,103       4.57%       1.23%      2.95%
   01/31/1993        $11,413        $10,988       $10,174       2.72%       0.84%      0.70%
   02/28/1993        $10,404        $11,138       $9,663       -8.84%       1.36%      -5.02%
   03/31/1993        $10,898        $11,373       $9,976        4.75%       2.11%      3.24%
   04/30/1993        $10,313        $11,098       $9,604       -5.37%      -2.42%      -3.73%
   05/31/1993        $11,282        $11,394       $10,196       9.39%       2.67%      6.16%
   06/30/1993        $11,236        $11,427       $10,220      -0.40%       0.29%      0.24%
   07/31/1993        $11,236        $11,381       $10,229       0.00%      -0.40%      0.08%
   08/31/1993        $12,187        $11,813       $10,768       8.46%       3.79%      5.27%
   09/30/1993        $12,642        $11,722       $11,044       3.73%      -0.77%      2.57%
   10/31/1993        $12,874        $11,964       $11,262       1.84%       2.07%      1.97%
   11/30/1993        $12,935        $11,851       $10,853       0.47%      -0.95%      -3.63%
   12/31/1993        $13,527        $11,994       $11,331       4.58%       1.21%      4.40%
   01/31/1994        $14,060        $12,402       $11,657       3.94%       3.40%      2.88%
   02/28/1994        $14,206        $12,066       $11,677       1.04%      -2.71%      0.17%
   03/31/1994        $13,506        $11,540       $10,997      -4.93%      -4.36%      -5.82%
   04/30/1994        $13,328        $11,687       $10,985      -1.32%       1.28%      -0.11%
   05/31/1994        $13,088        $11,879       $10,764      -1.80%       1.64%      -2.01%
   06/30/1994        $12,632        $11,588       $10,286      -3.48%      -2.45%      -4.44%
   07/31/1994        $13,105        $11,968       $10,510       3.74%       3.28%      2.17%
   08/31/1994        $14,127        $12,459       $11,282       7.80%       4.10%      7.35%
   09/30/1994        $14,302        $12,155       $11,276       1.24%      -2.44%      -0.05%
   10/31/1994        $14,983        $12,428       $11,470       4.76%       2.25%      1.72%
   11/30/1994        $14,643        $11,976       $10,962      -2.27%      -3.64%      -4.43%
   12/31/1994        $14,775        $12,153       $11,185       0.90%       1.48%      2.03%
   01/31/1995        $14,501        $12,468       $11,075      -1.85%       2.59%      -0.98%
   02/28/1995        $15,819        $12,954       $11,678       9.09%       3.90%      5.44%
   03/31/1995        $16,626        $13,336       $12,131       5.10%       2.95%      3.88%
   04/30/1995        $16,934        $13,728       $12,268       1.85%       2.94%      1.13%
   05/31/1995        $17,320        $14,278       $12,455       2.28%       4.00%      1.53%
   06/30/1995        $18,723        $14,609       $13,211       8.10%       2.32%      6.07%
   07/31/1995        $20,299        $15,094       $14,253       8.42%       3.32%      7.88%
   08/31/1995        $20,791        $15,132       $14,371       2.42%       0.25%      0.83%
   09/30/1995        $20,942        $15,770       $14,678       0.73%       4.22%      2.14%
   10/31/1995        $20,126        $15,713       $14,160      -3.90%      -0.36%      -3.53%
   11/30/1995        $20,780        $16,403       $14,739       3.25%       4.39%      4.09%
   12/31/1995        $21,012        $16,720       $14,935       1.12%       1.93%      1.33%
   01/31/1996        $20,827        $17,288       $14,982      -0.88%       3.40%      0.31%
   02/29/1996        $21,977        $17,449       $15,641       5.52%       0.93%      4.40%
   03/31/1996        $22,509        $17,617       $15,980       2.42%       0.96%      2.17%
   04/30/1996        $24,400        $17,875       $17,075       8.40%       1.47%      6.85%
   05/31/1996        $25,549        $18,337       $17,685       4.71%       2.58%      3.57%
   06/30/1996        $24,364        $18,406       $16,799      -4.64%       0.38%      -5.01%
   07/31/1996        $22,176        $17,593       $15,129      -8.98%      -4.42%      -9.94%
   08/31/1996        $24,276        $17,964       $16,171       9.47%       2.11%      6.89%
   09/30/1996        $25,599        $18,975       $17,030       5.45%       5.63%      5.31%
   10/31/1996        $25,130        $19,499       $16,500      -1.83%       2.76%      -3.11%
   11/30/1996        $26,304        $20,973       $17,106       4.67%       7.56%      3.67%
   12/31/1996        $26,704        $20,558       $17,190       1.52%      -1.98%      0.49%
   01/31/1997        $27,564        $21,843       $17,704       3.22%       6.25%      2.99%
   02/28/1997        $26,417        $22,013       $16,928      -4.16%       0.78%      -4.38%
   03/31/1997        $24,565        $21,108       $15,814      -7.01%      -4.11%      -6.58%
   04/30/1997        $24,735        $22,369       $15,885       0.69%       5.97%      0.45%
   05/31/1997        $28,230        $23,731       $17,790      14.13%       6.09%      11.99%
   06/30/1997        $29,181        $24,794       $18,386       3.37%       4.48%      3.35%
   07/31/1997        $30,955        $26,768       $19,554       6.08%       7.96%      6.35%
   08/31/1997        $31,203        $25,269       $20,031       0.80%      -5.60%      2.44%
   09/30/1997        $34,111        $26,653       $21,445       9.32%       5.48%      7.06%
   10/31/1997        $32,521        $25,763       $20,107      -4.66%      -3.34%      -6.24%
   11/30/1997        $31,738        $26,956       $19,799      -2.41%       4.63%      -1.53%
   12/31/1997        $31,357        $27,420       $19,728      -1.20%       1.72%      -0.36%
   01/31/1998        $31,153        $27,724       $19,469      -0.65%       1.11%      -1.31%
   02/28/1998        $33,626        $29,723       $21,140       7.94%       7.21%      8.58%
   03/31/1998        $34,884        $31,245       $21,924       3.74%       5.12%      3.71%
   04/30/1998        $35,526        $31,560       $22,124       1.84%       1.01%      0.91%
   05/31/1998        $33,163        $31,017       $20,703      -6.65%      -1.72%      -6.42%
   06/30/1998        $33,343        $32,277       $20,854       0.54%       4.06%      0.73%
   07/31/1998        $30,132        $31,931       $19,301      -9.63%      -1.07%      -7.45%
   08/31/1998        $23,367        $27,314       $14,916      -22.45%     -14.46%    -22.72%
   09/30/1998        $25,498        $29,065       $16,224       9.12%       6.41%      8.77%
   10/31/1998        $27,125        $31,428       $17,319       6.38%       8.13%      6.75%
   11/30/1998        $29,230        $33,332       $18,550       7.76%       6.06%      7.11%
   12/31/1998        $31,472        $35,252       $20,337       7.67%       5.76%      9.63%
   01/31/1999        $33,225        $36,726       $20,924       5.57%       4.18%      2.89%
   02/28/1999        $30,288        $35,584       $19,227      -8.84%      -3.11%      -8.11%
   03/31/1999        $32,096        $37,007       $20,123       5.97%       4.00%      4.66%
   04/30/1999        $34,420        $38,439       $21,729       7.24%       3.87%      7.98%
   05/31/1999        $34,282        $37,532       $21,953      -0.40%      -2.36%      1.03%
   06/30/1999        $37,148        $39,615       $23,505       8.36%       5.55%      7.07%
   07/31/1999        $36,966        $38,379       $23,026      -0.49%      -3.12%      -2.04%
   08/31/1999        $37,524        $38,187       $22,528       1.51%      -0.50%      -2.16%
   09/30/1999        $38,901        $37,141       $22,690       3.67%      -2.74%      0.72%
   10/31/1999        $43,480        $39,492       $23,795      11.77%       6.33%      4.87%
   11/30/1999        $49,993        $40,294       $26,606      14.98%       2.03%      11.81%
   12/31/1999        $62,211        $42,667       $31,623      24.44%       5.89%      18.86%
   01/31/2000        $61,284        $40,525       $31,446      -1.49%      -5.02%      -0.56%
   02/29/2000        $77,292        $39,759       $39,512      26.12%      -1.89%      25.65%
   03/31/2000        $70,784        $43,648       $36,411      -8.42%       9.78%      -7.85%
   04/30/2000        $64,173        $42,334       $32,864      -9.34%      -3.01%      -9.74%
   05/31/2000        $59,976        $41,466       $29,939      -6.54%      -2.05%      -8.90%
   06/30/2000        $69,278        $42,486       $33,897      15.51%       2.46%      13.22%
   07/31/2000        $65,101        $41,823       $31,121      -6.03%      -1.56%      -8.19%
   08/31/2000        $74,052        $44,420       $35,176      13.75%       6.21%      13.03%
   09/30/2000        $71,593        $42,075       $32,900      -3.32%      -5.28%      -6.47%
   10/31/2000        $66,066        $41,898       $30,867      -7.72%      -0.42%      -6.18%
   11/30/2000        $51,922        $38,597       $24,987      -21.41%     -7.88%     -19.05%
   12/31/2000        $56,257        $38,786       $26,536       8.35%       0.49%      6.20%
   01/31/2001        $59,059        $40,163       $28,256       4.98%       3.55%      6.48%
   02/28/2001        $47,879        $36,500       $23,896      -18.93%     -9.12%     -15.43%
   03/31/2001        $42,718        $34,186       $21,253      -10.78%     -6.34%     -11.06%
   04/30/2001        $48,869        $36,842       $24,492      14.41%       7.77%      15.24%


Franklin Small                  S&P 500             Russell 2500
Cap Growth Fund I               Index6              Growth Index(6)


AVERAGE ANNUAL TOTAL RETURN

ADVISOR CLASS(7) 4/30/01
--------------------------------------------------------------------------------
1-Year                                                                   -23.83%

5-Year                                                                   +14.90%

Since Inception (2/14/92)                                                +18.80%


6. Source: Standard & Poor's Micropal. The S&P 500 Composite Index consists of 500 domestic stocks, comprising four broad sectors: industrials, utilities, financials and transportation. The S&P 500 serves as the standard for measuring large-cap, U.S. stock market performance. Since some industries are characterized by companies of relatively small stock capitalization, the index is not composed of the 500 largest, publicly traded U.S. companies. The Russell 2500 Growth Index measures the performance of those Russell 2500 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2500, from which the Russell 2500 Growth Index is constituted, is composed of the 500 smallest-capitalization securities in the Russell 1000 Index and all stocks in the Russell 2000 Index. The largest company in the Russell 2500 Index has a market capitalization of approximately $1.3 billion.

7. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or Rule 12b-1 plans. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge and including the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, an actual Advisor Class figure is used reflecting a deduction of all charges and fees applicable to that class.


Past performance does not guarantee future results.

FRANKLIN SMALL CAP GROWTH FUND II

--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Small Cap Growth Fund II seeks long-term capital growth by investing in equity securities of small-capitalization companies with market capitalizations similar to the Russell 2000(TM) Growth Index at the time of purchase.(1)
--------------------------------------------------------------------------------


This annual report of Franklin Small Cap Growth Fund II covers the year ended April 30, 2001 -- a very difficult time for small-cap growth stock investing.

The 12 months under review were tumultuous for the domestic economy. A year ago, it was growing so rapidly that the Federal Reserve Board (the Fed) chose to actively raise interest rates and tighten liquidity in the economy in an attempt to cool excess demand for hiring, basic materials, finished goods and financial assets. After several interest rate hikes, the Fed's actions finally had the effect of dramatically slowing the domestic economy's growth, which decelerated sharply in late December.


1. Source: Standard & Poor's Micropal. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represent approximately 8% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $580 million; the median market capitalization was approximately $466 million. The largest company in the index had an approximate market capitalization of $1.5 billion.

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 96.

The economy's abrupt deceleration was due to a confluence of factors directed at an economy that was probably growing too fast for itself in 2000. The primary shock was the Fed's five successive interest rate hikes from August 1999 to May 2000. Rising interest rates made bonds relatively more attractive than equities, thereby compressing the valuations that investors would pay for stocks. Rising rates also forced companies to pay higher costs of capital to finance future growth opportunities. These higher capital costs and a surfeit of Internet start-up companies rapidly diminished the prospective investment returns in the Internet. Rapidly declining Internet investment returns prompted investors to flee from this sector, forcing many start-up companies to shut down or curtail expansion plans. The demise of the once threatening dot-com start-ups allowed established, "old economy" companies to slow their own Internet and technology infrastructure investment initiatives. The above factors together caused companies to scale back their investment plans, specifically in the Internet and information technology.

As domestic enterprises slowed their investment plans late in 2000, the domestic equity and high yield markets declined sharply, which prompted consumers to reduce their expenditures. A strong dollar and a persistent Japanese recession made it unlikely that exports would compensate for weakening demand from domestic enterprises and the consumer. To complicate matters, a drawn-out presidential election, an unusually cold early winter, rising oil costs and a looming electricity crisis in California further conspired to subdue the normally ebullient end-of-year holiday shopping.

The eroding economic demand outlined above resulted in orders for related goods and services (including communications equipment, semiconductors, optical modules, software and cabling) to dry up. A domino effect of sorts occurred across the electronics supply chain, as order cancellations led to highly visible, problematic and costly inventory overages, resulting in declining prices and widespread speculation about future demand. At the same time, new and barely-used gear was being sold in liquidation sales from the many failed start-up companies.

As the Fund's managers survey the economy at period-end, we see domestic producers and purchasers of capital goods, and especially technology capital goods, confronted with the twin challenges of very weak demand and excess supply. Fortunately, these producers and purchasers today are more able than ever to make the requisite adjustments to their product offerings, pricing, distribution, manufacturing and sales strategies. The Fed seems to be proactively assisting them by lowering their cost of capital through four rapid interest rate reductions since January 1. We would expect that domestic demand should improve late this year or early next year driven by the beneficial impacts of the interest rate cuts. However, we do believe that when it does recover, the economy's sustainable growth rate will be more subdued than the growth rate of the late 1990s due to recent additions of manufacturing and service capacity, more measured supply chain management, rising energy costs and, finally, an incipient weakness in Asian and Latin American economies.

For the fiscal year ended April 30, 2001, Franklin Small Cap Growth Fund II - Class A provided a +2.70% cumulative total return, as shown in the Performance Summary beginning on page 54. The Fund outperformed its benchmark, the Russell 2000 Growth Index, which returned -24.85% during the same period.(2)

In this, the Fund's first full year of operation, we pursued a strategy of identifying and investing in small capitalization companies with superior growth potential. In the first six months of the Fund's fiscal year, this entailed significant investments in technology software, services and hardware. By late summer 2000, we sensed an economic deceleration. We repositioned the Fund more defensively by reducing exposure to software, technology services and biotechnology in favor of companies with slower but more predictable growth in the energy, entertainment, gaming, health and industrial sectors. This repositioning offset the weakness and volatility of the technology sector in the first half of the reporting period. However, we did not foresee the abruptness of the economic deceleration and its profoundly negative impact on the whole economy. Ultimately, weakness in both the health care and technology hardware sectors in the last six months of the year under review overwhelmed

COMPANY                                    % OF TOTAL
INDUSTRY                                    NET ASSETS
--------------------------------------------------------
Varian Semiconductor
Equipment Associates Inc.                       3.4%
Electronic Technology

Intersil Holding Corp.                          3.0%
Electronic Technology

Jack Henry & Associates Inc.                    2.5%
Technology Services

Rudolph Technologies Inc.                       2.5%
Electronic Technology

Mettler-Toledo International Inc.
(Switzerland)                                   2.4%
Producer Manufacturing

Varian Inc.                                     2.4%
Producer Manufacturing

Citadel Communications Corp.                    2.3%
Consumer Services

Gentex Corp.                                    2.1%
Producer Manufacturing

Semtech Corp.                                   2.0%
Electronic Technology

Advanced Digital
Information Corp.                               2.0%
Electronic Technology


2. Source: Standard & Poor's Micropal. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

PORTFOLIO BREAKDOWN
Franklin Small Cap Growth Fund II
Based on Total Net Assets
4/30/01

[BAR CHART]

Electronic Technology*                        31.4%

Producer Manufacturing                        10.4%

Technology Services*                           9.7%

Consumer Services                              7.6%

Finance                                        5.9%

Process Industries                             4.3%

Health Technology*                             4.2%

Transportation                                 3.1%

Commercial Services                            2.6%

Communications                                 2.4%

Other Industries                               7.3%

Short-Term Investments & Other Net Assets     11.1%

* Significant exposure to a single sector may result in greater volatility for the Fund than for a more broadly diversified portfolio. There are specific risks to investing in technology company stocks, which can be subject to abrupt or erratic price movements and have been volatile, especially over the short term.



gains from the defensive stocks. The technology and health care weakness caused poor absolute performance during the period.

During the past year, as is typical when the economy faces the possibility of recession, value investing outperformed growth investing in the small capitalization asset class. We expect that when the economy recovers, growth will again outperform value. In fact, in the last month of the Fund's fiscal year, we noted that growth stocks outperformed value stocks, perhaps presaging a rotation from value back to growth. However, for such a rotation to stick, we must first see signs of an economic recovery. As such signs occur and as we gain confidence in the growth potential of currently underperforming growth stocks, we will likely increase the Fund's investments in the technology and health care sectors again. We have already taken some early steps in that direction by reducing energy holdings and buying more cyclical technology companies.

As the Fund concluded its fiscal year, we did not yet see evidence of the economic rebound that must underpin any improvement in the small cap growth market. After the excesses of the late 1990s and early 2000, and following the precipitous declines of the last half of the period under review, the domestic economy will need time to stabilize, absorb excess new capacity, purge nonviable businesses and regain confidence. As it does, we will seek to reposition Franklin Small Cap Growth Fund II to take advantage of the superior growth opportunities that proliferate in the small cap market.

Thank you for investing with us. We appreciate your support, and look forward to serving you in the future. Please feel free to contact us with any questions or comments you may have.


/s/ Edward B. Jamieson


Edward B. Jamieson
Portfolio Manager
Franklin Small Cap Growth Fund II








--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of April 30, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

FRANKLIN SMALL CAP GROWTH FUND II


--------------------------------------------------------------------------------

CLASS A: Subject to the maximum 5.75% initial sales charge.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.
--------------------------------------------------------------------------------



PERFORMANCE SUMMARY AS OF 4/30/01

Distributions and returns will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. All total returns include reinvested distributions at net asset value.

PRICE AND DISTRIBUTION INFORMATION

CLASS A                              CHANGE            4/30/01         5/1/00
-------------------------------------------------------------------------------
Net Asset Value (NAV)                +$0.27            $10.27          $10.00

CLASS B                              CHANGE            4/30/01         5/1/00
-------------------------------------------------------------------------------
Net Asset Value (NAV)                +$0.20            $10.20          $10.00

CLASS C                              CHANGE            4/30/01         5/1/00
-------------------------------------------------------------------------------
Net Asset Value (NAV)                +$0.21            $10.21          $10.00

ADVISOR CLASS                        CHANGE            4/30/01         5/1/00
-------------------------------------------------------------------------------
Net Asset Value (NAV)                +$0.31            $10.31          $10.00

PERFORMANCE


                                                                   INCEPTION
CLASS A                                            1-YEAR          (5/1/00)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                          +2.70%           +2.70%

Average Annual Total Return(2)                      -3.20%           -3.20%

Value of $10,000 Investment(3)                     $9,680           $9,680

Avg. Ann. Total Return (3/31/01)(4)                                 -14.61%


                                                                   INCEPTION
CLASS B                                            1-YEAR          (5/1/00)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                          +2.00%           +2.00%

Average Annual Total Return(2)                      -2.00%           -2.00%

Value of $10,000 Investment(3)                     $9,800           $9,800

Avg. Ann. Total Return (3/31/01)(4)                                 -13.50%


                                                                   INCEPTION
CLASS C                                            1-YEAR          (5/1/00)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                          +2.10%           +2.10%

Average Annual Total Return(2)                      +0.10%           +0.10%

Value of $10,000 Investment(3)                     $10,010         $10,010

Avg. Ann. Total Return (3/31/01)(4)                                 -11.59%


                                                                   INCEPTION
ADVISOR CLASS                                      1-YEAR          (5/1/00)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                          +3.10%           +3.10%

Average Annual Total Return(2)                      +3.10%           +3.10%

Value of $10,000 Investment(3)                     $10,310         $10,310

Avg. Ann. Total Return (3/31/01)(4)                                  -9.00%


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the applicable, maximum sales charge(s) for that class.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.



--------------------------------------------------------------------------------
Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------


For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.


Past performance does not guarantee future results.

FRANKLIN SMALL CAP GROWTH FUND II

AVERAGE ANNUAL TOTAL RETURN

CLASS A                           4/30/01
-----------------------------------------
1-Year                             -3.20%

Since Inception (5/1/00)           -3.20%

AVERAGE ANNUAL TOTAL RETURN

CLASS B                           4/30/01
-----------------------------------------
1-Year                             -2.00%

Since Inception (5/1/00)           -2.00%

TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvested dividends. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

CLASS A (5/1/00-4/30/01)

[LINE GRAPH OMITTED]

   Date     Franklin Small Cap   S&P 500    Russell 2000    S&P 500   Russ 2000
   ----      Growth Fund II -     Index     Growth Index       $T       G $T
             -----------------              ------------
                  Class A
                  -------
05/01/2000        $ 9,425        $10,000       $10,000
05/31/2000        $ 8,982        $ 9,795       $ 9,124        -2.05%     -8.76%
06/30/2000        $11,178        $10,036       $10,303         2.46%     12.92%
07/31/2000        $10,688        $ 9,879       $ 9,420        -1.56%     -8.57%
08/31/2000        $12,319        $10,493       $10,411         6.21%     10.52%
09/30/2000        $11,744        $ 9,939       $ 9,893        -5.28%     -4.97%
10/31/2000        $11,008        $ 9,897       $ 9,090        -0.42%     -8.12%
11/30/2000        $ 9,048        $ 9,117       $ 7,439        -7.88%    -18.16%
12/31/2000        $ 9,623        $ 9,162       $ 7,895         0.49%      6.12%
01/31/2001        $10,707        $ 9,487       $ 8,533         3.55%      8.09%
02/28/2001        $ 9,161        $ 8,622       $ 7,363        -9.12%    -13.71%
03/31/2001        $ 8,539        $ 8,075       $ 6,694        -6.34%     -9.09%
04/30/2001        $ 9,680        $ 8,703       $ 7,513         7.77%     12.24%

CLASS B (5/1/00-4/30/01)

[LINE GRAPH OMITTED]

   Date     Franklin Small   S&P 500    Russell 2000      S&P 500   Russ 2000
              Cap Growth      Index     Growth Index         $T         G $T
              ----------      -----     ------------         --         ----
              Fund II -
               Class B
               -------
05/01/2000     $10,000       $10,000        $10,000
05/31/2000     $ 9,530       $ 9,795        $ 9,124         -2.05%      -8.76%
06/30/2000     $11,850       $10,036        $10,303          2.46%      12.92%
07/31/2000     $11,330       $ 9,879        $ 9,420         -1.56%      -8.57%
08/31/2000     $13,040       $10,493        $10,411          6.21%      10.52%
09/30/2000     $12,430       $ 9,939        $ 9,893         -5.28%      -4.97%
10/31/2000     $11,640       $ 9,897        $ 9,090         -0.42%      -8.12%
11/30/2000     $ 9,570       $ 9,117        $ 7,439         -7.88%     -18.16%
12/31/2000     $10,170       $ 9,162        $ 7,895          0.49%       6.12%
01/31/2001     $11,300       $ 9,487        $ 8,533          3.55%       8.09%
02/28/2001     $ 9,670       $ 8,622        $ 7,363         -9.12%     -13.71%
03/31/2001     $ 9,010       $ 8,075        $ 6,694         -6.34%      -9.09%
04/30/2001     $ 9,800       $ 8,703        $ 7,513          7.77%      12.24%

CLASS C (5/1/00-4/30/01)

[LINE GRAPH OMITTED]


   Date      Franklin Small  S&P 500    Russell 2000   S&P 500   Russ 2000
            Cap Growth Fund   Index     Growth Index     $T         G $T
             ------------               ------------
             II - Class C
05/01/2000      $ 9,901       $10,000      $10,000
05/31/2000      $ 9,436       $ 9,795      $ 9,124      -2.05%      -8.76%
06/30/2000      $11,723       $10,036      $10,303       2.46%      12.92%
07/31/2000      $11,218       $ 9,879      $ 9,420      -1.56%      -8.57%
08/31/2000      $12,911       $10,493      $10,411       6.21%      10.52%
09/30/2000      $12,307       $ 9,939      $ 9,893      -5.28%      -4.97%
10/31/2000      $11,535       $ 9,897      $ 9,090      -0.42%      -8.12%
11/30/2000      $9,475        $ 9,117      $ 7,439      -7.88%     -18.16%
12/31/2000      $10,079       $ 9,162      $ 7,895       0.49%       6.12%
01/31/2001      $11,198       $ 9,487      $ 8,533       3.55%       8.09%
02/28/2001      $ 9,584       $ 8,622      $ 7,363      -9.12%     -13.71%
03/31/2001      $ 8,931       $ 8,075      $ 6,694      -6.34%      -9.09%
04/30/2001      $10,010       $ 8,703      $ 7,513       7.77%      12.24%


CLASS ADVISOR CLASS (5/1/00-4/30/01)

[LINE GRAPH OMITTED]


   Date      Franklin Small   S&P 500     Russell 2000   S&P 500      Russ 2000
            Cap Growth Fund    Index      Growth Index      $T          G $T
              II - Advisor
                 Class
05/01/2000       $10,000       $10,000       $10,000
05/31/2000       $ 9,530       $ 9,795       $ 9,124        -2.05%       -8.76%
06/30/2000       $11,870       $10,036       $10,303         2.46%       12.92%
07/31/2000       $11,350       $ 9,879       $ 9,420        -1.56%       -8.57%
08/31/2000       $13,080       $10,493       $10,411         6.21%       10.52%
09/30/2000       $12,490       $ 9,939       $ 9,893        -5.28%       -4.97%
10/31/2000       $11,710       $ 9,897       $ 9,090        -0.42%       -8.12%
11/30/2000       $ 9,630       $ 9,117       $ 7,439        -7.88%      -18.16%
12/31/2000       $10,240       $ 9,162       $ 7,895         0.49%        6.12%
01/31/2001       $11,390       $ 9,487       $ 8,533         3.55%        8.09%
02/28/2001       $ 9,760       $ 8,622       $ 7,363        -9.12%      -13.71%
03/31/2001       $ 9,100       $ 8,075       $ 6,694        -6.34%       -9.09%
04/30/2001       $10,310       $ 8,703       $ 7,513         7.77%       12.24%


AVERAGE ANNUAL TOTAL RETURN

CLASS C                        4/30/01
--------------------------------------
1-Year                         +0.10%

Since Inception (5/1/00)       +0.10%




AVERAGE ANNUAL TOTAL RETURN

ADVISOR CLASS                  4/30/01
--------------------------------------
1-Year                          +3.10%

Since Inception (5/1/00)        +3.10%



5. Source: Standard & Poor's Micropal. The S&P 500 Composite Index consists of 500 domestic stocks, comprising four broad sectors: industrials, utilities, financials and transportation. The S&P 500 serves as the standard for measuring large-cap U.S. stock market performance. Since some industries are characterized by companies of relatively small stock capitalizations, the index is not composed of the 500 largest, publicly traded U.S. companies. The Russell 2000 Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represent approximately 8% of the total market capitalization of the Russell 3000 Index. As of the latest reconstitution, the average market capitalization was approximately $580 million; the median market capitalization was approximately $466 million. The largest company in the index had an approximate market capitalization of $1.5 billion.


Past performance does not guarantee future results.

FRANKLIN STRATEGIC SERIES
Financial Highlights


FRANKLIN AGGRESSIVE GROWTH FUND

                                                                             CLASS A
                                                              ------------------------------------
                                                                      YEAR ENDED APRIL 30,
                                                              ------------------------------------
                                                                  2001                     2000(c)
                                                              ------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .....................      $     25.22              $     10.00
                                                              ------------------------------------
Income from investment operations:
 Net investment loss(a).................................             (.17)                    (.15)
 Net realized and unrealized gains (losses) ............            (9.74)                   15.86
                                                              ------------------------------------
Total from investment operations .......................            (9.91)                   15.71
                                                              ------------------------------------
Less distributions from:
 Net investment income .................................               --                     (.02)
 Net realized gains ....................................             (.01)                    (.47)
                                                              ------------------------------------
Total distributions ....................................             (.01)                    (.49)
                                                              ------------------------------------
Net asset value, end of year ...........................      $     15.30              $     25.22
                                                              ====================================

Total return(b).........................................           (39.31)%                 158.14%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ........................      $   127,678              $   171,976
Ratios to average net assets:
 Expenses ..............................................             1.25%                    1.24%(d)
 Expenses excluding waiver and payments by affiliate ...             1.35%                    1.28%(d)
 Net investment loss ...................................             (.77)%                   (.68)%(d)
Portfolio turnover rate ................................           157.74%                  148.67%

(a) Based on average shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c) For the period June 23, 1999 (effective date) to April 30, 2000.

(d) Annualized

FRANKLIN STRATEGIC SERIES
Financial Highlights (continued)


FRANKLIN AGGRESSIVE GROWTH FUND (CONT.)


                                                                            CLASS B
                                                              ----------------------------------
                                                                     YEAR ENDED APRIL 30,
                                                              ----------------------------------
                                                                  2001                   2000(c)
                                                              ----------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................          $    25.18              $    10.00
                                                              ----------------------------------
Income from investment operations:
 Net investment loss(a) ............................                (.31)                   (.30)
 Net realized and unrealized gains (losses) ........               (9.69)                  15.95
                                                              ----------------------------------
Total from investment operations ...................              (10.00)                  15.65
                                                              ----------------------------------
Less distributions from net realized gains .........                (.01)                   (.47)(d)
                                                              ----------------------------------
Net asset value, end of year .......................          $    15.17              $    25.18
                                                              ==================================

Total return(b) ....................................              (39.73)%                157.55%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ....................          $   27,587              $   33,613
Ratios to average net assets:
 Expenses ..........................................                1.90%                   1.86%(e)
 Expenses excluding waiver and payments by affiliate                2.00%                   1.90%(e)
 Net investment loss ...............................               (1.42)%                 (1.31)%(e)
Portfolio turnover rate ............................              157.74%                 148.67%

(a) Based on average shares outstanding.

(b) Total return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.

(c) For the period June 23, 1999 (effective date) to April 30, 2000.

(d) Includes distribution of net investment income in the amount of $.003.

(e) Annualized

FRANKLIN STRATEGIC SERIES
Financial Highlights (continued)


FRANKLIN AGGRESSIVE GROWTH FUND (CONT.)

                                                                            CLASS C
                                                              -----------------------------------
                                                                      YEAR ENDED APRIL 30,
                                                              -----------------------------------
                                                                  2001                    2000(c)
                                                              -----------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................          $    25.12              $    10.00
                                                              -----------------------------------
Income from investment operations:
 Net investment loss(a) ............................                (.31)                   (.30)
 Net realized and unrealized gains (losses) ........               (9.66)                  15.89
                                                              -----------------------------------
Total from investment operations ...................               (9.97)                  15.59
                                                              -----------------------------------
Less distributions from net realized gains .........                (.01)                   (.47)
                                                              -----------------------------------
Net asset value, end of year .......................          $    15.14              $    25.12
                                                              ===================================

Total return(b) ....................................              (39.71)%                156.90%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ....................          $   60,294              $   80,473
Ratios to average net assets:
 Expenses ..........................................                1.89%                   1.88%(d)
 Expenses excluding waiver and payments by affiliate                1.99%                   1.92%(d)
 Net investment loss ...............................               (1.41)%                 (1.34)%(d)
Portfolio turnover rate ............................              157.74%                 148.67%


(a) Based on average shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c) For the period June 23, 1999 (effective date) to April 30, 2000.

(d) Annualized

FRANKLIN STRATEGIC SERIES
Financial Highlights (continued)


FRANKLIN AGGRESSIVE GROWTH FUND (CONT.)


                                                                       ADVISOR CLASS
                                                              ------------------------------------
                                                                     YEAR ENDED APRIL 30,
                                                              ------------------------------------
                                                                 2001                   2000(c)
                                                              ------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................          $    25.31              $    10.00
                                                              ------------------------------------
Income from investment operations:
 Net investment loss(a) ............................                (.09)                   (.05)
 Net realized and unrealized gains (losses) ........               (9.81)                  15.86
                                                              ------------------------------------
Total from investment operations ...................               (9.90)                  15.81
                                                              ------------------------------------
Less distributions from:
 Net investment income .............................                  --                    (.03)
 Net realized gains ................................                (.01)                   (.47)
                                                              ------------------------------------
Total distributions ................................                (.01)                   (.50)
                                                              ------------------------------------
Net asset value, end of year .......................          $    15.40              $    25.31
                                                              ------------------------------------

Total return(b) ....................................              (39.13)%                159.18%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ....................          $   22,276              $   46,726
Ratios to average net assets:
 Expenses ..........................................                 .90%                    .90%(d)
 Expenses excluding waiver and payments by affiliate                1.00%                    .94%(d)
 Net investment loss ...............................                (.42)%                  (.25)%(d)
Portfolio turnover rate ............................              157.74%                 148.67%


(a) Based on average shares outstanding.

(b) Total return is not annualized for periods less than one year.

(c) For the period June 23, 1999 (effective date) to April 30, 2000.

(d) Annualized


                       See notes to financial statements.

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS, APRIL 30, 2001


    FRANKLIN AGGRESSIVE GROWTH FUND                                                          SHARES                  VALUE
-----------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 89.6%
(a) COMMUNICATIONS 3.7%
    Qwest Communications International Inc. .......................................          132,000             $  5,398,800
    Sprint Corp. (PCS Group) ......................................................          131,800                3,378,034
                                                                                                                 ------------
                                                                                                                    8,776,834
                                                                                                                 ------------
(a) CONSUMER SERVICES 4.7%
    Entravision Communications Corp. ..............................................          380,000                3,838,000
    MGM Mirage Inc. ...............................................................          135,000                4,059,450
    Univision Communications Inc., A ..............................................           78,000                3,409,380
                                                                                                                 ------------
                                                                                                                   11,306,830
                                                                                                                 ------------
(a) ELECTRONIC TECHNOLOGY 28.5%
    Agere Systems .................................................................          360,000                2,520,000
    Avocent Corp. .................................................................          115,000                2,862,350
    CIENA Corp. ...................................................................           75,000                4,129,500
    EMC Corp. .....................................................................          100,000                3,960,000
    Jabil Circuit Inc. ............................................................          135,000                3,920,400
    JDS Uniphase Corp. ............................................................          108,300                2,316,537
    Juniper Networks Inc. .........................................................           50,000                2,951,500
    Lam Research Corp. ............................................................           85,000                2,516,000
    Lexmark International Inc. ....................................................           70,000                4,300,100
    Micron Technology Inc. ........................................................          135,000                6,126,300
    Oni Systems Corp. .............................................................          120,000                4,311,600
    PMC-Sierra Inc. (Canada) ......................................................           80,000                3,329,600
    Polycom Inc. ..................................................................          160,000                3,716,800
    QUALCOMM Inc. .................................................................           58,000                3,326,880
    Rudolph Technologies Inc. .....................................................           85,000                4,087,650
    Semtech Corp. .................................................................           90,000                2,589,300
    Tektronix Inc. ................................................................          155,000                3,751,000
    Vitesse Semiconductor Corp. ...................................................          170,000                5,763,000
    Western Multiplex Corp. .......................................................          200,000                1,342,000
                                                                                                                 ------------
 ..................................................................................                                67,820,517
                                                                                                                 ------------
(a) FINANCE 2.8%
    Investment Technology Group Inc. ..............................................           75,000                3,656,250
    Silicon Valley Bancshares .....................................................          120,000                3,007,200
                                                                                                                 ------------
                                                                                                                    6,663,450
                                                                                                                 ------------
(a) HEALTH SERVICES 1.9%
    Caremark RX Inc. ..............................................................          280,000                4,438,000
                                                                                                                 ------------
    HEALTH TECHNOLOGY 13.4%
(a) Abgenix Inc. ..................................................................          145,000                5,437,500
(a) Celgene Corp. .................................................................          225,000                3,975,750
(a) COR Therapeutics Inc. .........................................................          150,000                4,650,000
(a) Inhale Therapeutic Systems Inc. ...............................................          140,000                4,662,000
(a) MedImmune Inc. ................................................................          100,000                3,915,000

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS, APRIL 30, 2001 (CONT.)

    FRANKLIN AGGRESSIVE GROWTH FUND                                                          SHARES                  VALUE
-----------------------------------------------------------------------------------------------------------------------------------
      COMMON STOCKS (CONT.)
      HEALTH TECHNOLOGY (CONT.)
      Pfizer Inc. .................................................................          105,000             $  4,546,500
      Pharmacia Corp. .............................................................           90,000                4,703,400
                                                                                                                 ------------
                                                                                                                   31,890,150
                                                                                                                 ------------
      INDUSTRIAL SERVICES 1.7%
      Enron Corp. .................................................................           65,000                4,076,800
                                                                                                                 ------------
(a)   PRODUCER MANUFACTURING .8%
      Beacon Power Corp. ..........................................................          452,800                1,811,200
                                                                                                                 ------------
      RETAIL TRADE 5.2%
(a)   Abercrombie & Fitch Co., A ..................................................          100,000                3,330,000
      GAP Inc. ....................................................................          155,000                4,295,050
(a)   Williams-Sonoma Inc. ........................................................          160,000                4,811,200
                                                                                                                 ------------
                                                                                                                   12,436,250
                                                                                                                 ------------
      TECHNOLOGY SERVICES 20.6%
(a)   Affiliated Computer Services Inc., A ........................................          140,000               10,080,000
(a)   Amdocs Ltd. .................................................................           60,000                3,534,000
(a)   BEA Systems Inc. ............................................................           60,000                2,451,000
(a)   Cadence Design Systems Inc. .................................................          200,000                4,140,000
(a)   Concord EFS Inc. ............................................................          116,000                5,399,800
(a)   Frontline Capital Group .....................................................          209,500                1,885,500
(a)   Inforte Corp. ...............................................................          344,694                3,498,644
(a)   Interwoven Inc. .............................................................          170,000                2,488,800
(a)   Openwave Systems Inc. .......................................................          120,000                4,153,200
      Paychex Inc. ................................................................          100,000                3,456,000
(a)   Predictive Systems Inc. .....................................................          578,400                1,307,184
(a)   Sapient Corp. ...............................................................          305,000                4,102,250
(a)   VERITAS Software Corp. ......................................................           40,000                2,384,400
                                                                                                                 ------------
                                                                                                                   48,880,778
                                                                                                                 ------------
      TRANSPORTATION 3.6%
      Expeditors International of Washington Inc. .................................          100,000                5,003,000
(a)   Forward Air Corp. ...........................................................          100,000                3,470,000
                                                                                                                 ------------
                                                                                                                    8,473,000
                                                                                                                 ------------
(a)   UTILITIES 2.7%
      Aquila Inc. .................................................................           21,500                  651,665
      Calpine Corp. ...............................................................           90,000                5,129,100
(a)   Reliant Resources Inc. ......................................................           25,200                  756,000
                                                                                                                 ------------
                                                                                                                    6,536,765
                                                                                                                 ------------
      TOTAL COMMON STOCKS (COST $223,956,008) .....................................                               213,110,574
                                                                                                                 ------------
(a,d) PREFERRED STOCKS .7%
      Micro Photonix Integration Corp., pfd., C (COST $2,079,464) .................          329,274                1,646,370
                                                                                                                 ------------
      TOTAL LONG TERM INVESTMENTS (COST $226,035,472) .............................                               214,756,944
                                                                                                                 ------------

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS, APRIL 30, 2001 (CONT.)


      FRANKLIN AGGRESSIVE GROWTH FUND                                                       SHARES                  VALUE

-----------------------------------------------------------------------------------------------------------------------------------

(c)   SHORT TERM INVESTMENTS 8.8%


      Franklin Institutional Fiduciary Trust Money Market Portfolio (COST $20,890,292)    20,890,292             $ 20,890,292
                                                                                                                 ------------
      TOTAL INVESTMENTS (COST $246,925,764) 99.1%                                                                 235,647,236
      OTHER ASSETS, LESS LIABILITIES .9%                                                                            2,187,823
                                                                                                                 ------------
      NET ASSETS 100.0%                                                                                          $237,835,059
                                                                                                                 ============


(a) Non-income producing

(b) Sufficient collateral has been segregated for securities traded on a when-issued or delayed delivery basis.

(c) See Note 3 regarding investment in the "Sweep Money Fund."

(d) See Note 6 regarding restricted securities.


                       See notes to financial statements.

FRANKLIN STRATEGIC SERIES
Financial Highlights

FRANKLIN CALIFORNIA GROWTH FUND

                                                                                      CLASS A
                                                 ---------------------------------------------------------------------------------
                                                                               YEAR ENDED APRIL 30,
                                                 ---------------------------------------------------------------------------------
                                                     2001               2000              1999            1998           1997
                                                 ---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........    $      50.15      $      25.82      $      24.97    $      19.35    $      18.26
                                                 ---------------------------------------------------------------------------------
Income from investment operations:
 Net investment income(a)....................              --               .05               .10             .14             .13
 Net realized and unrealized gains (losses) .          (13.47)            24.36              1.42            6.48            1.51
                                                 ---------------------------------------------------------------------------------
Total from investment operations ............          (13.47)            24.41              1.52            6.62            1.64
                                                 ---------------------------------------------------------------------------------
Less distributions from:
 Net investment income ......................            (.19)             (.08)             (.14)           (.14)           (.12)
 Net realized gains .........................           (2.44)               --              (.53)           (.86)           (.43)
                                                 ---------------------------------------------------------------------------------
Total distributions .........................           (2.63)             (.08)             (.67)          (1.00)           (.55)
                                                 ---------------------------------------------------------------------------------
Net asset value, end of year ................    $      34.05      $      50.15      $      25.82    $      24.97    $      19.35
                                                 ================================================================================

Total return(b)..............................          (27.84)%           94.90%             6.39%          34.98%           8.94%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............    $  1,680,032      $  2,025,864      $    780,598    $    721,254    $    282,898
Ratios to average net assets:
 Expenses ...................................             .88%              .88%             1.00%            .99%           1.08%
 Net investment income ......................              --               .11%              .41%            .67%            .84%
Portfolio turnover rate .....................           35.47%            61.04%            52.76%          48.52%          44.81%


(a) Based on average shares outstanding effective year ended April 30, 2000.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

FRANKLIN STRATEGIC SERIES
Financial Highlights (continued)

FRANKLIN CALIFORNIA GROWTH FUND (CONT.)

                                                                                                CLASS B
                                                                   --------------------------------------------------------------
                                                                                          YEAR ENDED APRIL 30,
                                                                   --------------------------------------------------------------
                                                                          2001                    2000                     1999(c)
                                                                   --------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .......................         $     49.64             $     25.75              $     24.31
                                                                   --------------------------------------------------------------
Income from investment operations:
 Net investment loss(a) ..................................                (.33)                   (.28)                    (.01)
 Net realized and unrealized gains (losses) ..............              (13.25)                  24.24                     1.45
                                                                   --------------------------------------------------------------
Total from investment operations .........................              (13.58)                  23.96                     1.44
                                                                   --------------------------------------------------------------
Less distributions from:
 Net investment income ...................................                (.19)                   (.07)                      --
 Net realized gains ......................................               (2.44)                     --                       --
                                                                   --------------------------------------------------------------
Total distributions ......................................               (2.63)                   (.07)                      --
                                                                   --------------------------------------------------------------
Net asset value, end of year .............................         $     33.43             $     49.64              $     25.75
                                                                   ==============================================================
Total return(b) ..........................................              (28.36)%                 93.35%                    5.88%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ..........................         $   119,847             $    63,960              $     2,657
Ratios to average net assets:
 Expenses ................................................                1.63%                   1.63%                    1.75%(d)
 Net investment loss .....................................                (.76)%                  (.61)%                   (.33)%(d)
Portfolio turnover rate ..................................               35.47%                  61.04%                   52.76%

(a) Based on average shares outstanding effective year ended April 30, 2000.

(b) Total return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.

(c) For the period January 1, 1999 (effective date) to April 30, 1999.

(d) Annualized

FRANKLIN STRATEGIC SERIES
Financial Highlights (continued)

FRANKLIN CALIFORNIA GROWTH FUND (CONT.)

                                                                                      CLASS C
                                                 ----------------------------------------------------------------------------------
                                                                                YEAR ENDED APRIL 30,
                                                 ----------------------------------------------------------------------------------
                                                      2001             2000             1999             1998            1997(c)
                                                 ----------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........    $     49.55      $     25.63      $     24.81      $     19.27      $     18.05
Income from investment operations:
 Net investment income (loss)(a) ............           (.34)            (.25)            (.07)              --              .05
 Net realized and unrealized gains (losses) .         (13.27)           24.19             1.42             6.43             1.65
Total from investment operations ............         (13.61)           23.94             1.35             6.43             1.70
Less distributions from:
 Net investment income ......................             --             (.02)              --             (.03)            (.05)
 Net realized gains .........................          (2.44)              --             (.53)            (.86)            (.43)
Total distributions .........................          (2.44)            (.02)            (.53)            (.89)            (.48)
Net asset value, end of year ................    $     33.50      $     49.55      $     25.63      $     24.81      $     19.27

Total return(b)..............................         (28.39)%          93.46%            5.67%           34.02%            9.32%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............    $   370,165      $   428,192      $   159,310      $   122,701      $    24,556
Ratios to average net assets:
 Expenses ...................................           1.63%            1.63%            1.75%            1.74%            1.86%(d)
 Net investment income (loss) ...............           (.74)%           (.64)%           (.33)%           (.10)%            .05%(d)
Portfolio turnover rate .....................          35.47%           61.04%           52.76%           48.52%           44.81%


(a) Based on average shares outstanding effective year ended April 30, 2000.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c) For the period September 3, 1996 (effective date) to April 30, 1997.

(d) Annualized


                       See notes to financial statements.

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS, APRIL 30, 2001

  FRANKLIN CALIFORNIA GROWTH FUND                                                           SHARES                         VALUE
------------------------------------------------------------------------------------------------------------------------------------
  COMMON STOCKS 90.0%
(a) COMMERCIAL SERVICES 2.5%
    Learning Tree International Inc. .............................                          730,000                     $ 15,410,300

    Resources Connection Inc. ....................................                          415,000                       11,018,250
    Robert Half International Inc. ...............................                        1,000,000                       27,800,000
                                                                                                                        ------------
                                                                                                                          54,228,550
                                                                                                                        ------------
    COMMUNICATIONS .3%
    Vodafone Group PLC, ADR (United Kingdom) .....................                          175,000                        5,299,000
(a) Western Wireless Corp., A ....................................                           12,500                          556,625
                                                                                                                        ------------
                                                                                                                           5,855,625
                                                                                                                        ------------
    CONSUMER DURABLES 3.5%
(a) Activision Inc. ..............................................                          324,950                        8,858,137
(a) Electronic Arts Inc. .........................................                          325,000                       18,401,500
    Mattel Inc. ..................................................                        3,000,000                       48,450,000
                                                                                                                        ------------
                                                                                                                          75,709,637
                                                                                                                        ------------
    CONSUMER NON-DURABLES 1.2%
    Clorox Co. ...................................................                          850,000                       27,055,500
                                                                                                                        ------------
    CONSUMER SERVICES 6.0%
(a) Apollo Group Inc., A .........................................                          300,000                        9,330,000
(a) Clear Channel Communications Inc. ............................                            8,460                          472,068
(a) Entravision Communications Corp. .............................                        1,100,000                       11,110,000
(a) Fox Entertainment Group Inc., A ..............................                        1,150,000                       26,392,500
(a) Jack in the Box Inc. .........................................                          400,000                       10,588,000
    Knight-Ridder Inc. ...........................................                            9,300                          503,595
    McClatchy Co., A .............................................                          184,800                        7,576,800
    United Television Inc. .......................................                           50,000                        6,189,500
(a) Univision Communications Inc., A .............................                        1,100,000                       48,081,000
    Walt Disney Co. ..............................................                          300,000                        9,075,000
                                                                                                                        ------------
                                                                                                                         129,318,463
                                                                                                                        ------------
    ELECTRONIC TECHNOLOGY 16.0%
(a) Agilent Technologies Inc. ....................................                          200,000                        7,802,000
(a) Alter(a) Corp. ...............................................                          250,000                        6,322,500
(a) Applied Materials Inc. .......................................                          400,000                       21,840,000
(a) Brocade Communications Systems Inc. ..........................                          100,000                        3,799,000
(a) Centillium Communications Inc. ...............................                          200,000                        5,560,000
(a) Cisco Systems Inc. ...........................................                        1,000,000                       16,980,000
(a) Cypress Semiconductor Corp. ..................................                          400,000                        9,040,000
(a) Flextronics International Ltd. (Singapore) ...................                        1,000,000                       26,890,000
    Hewlett-Packard Co. ..........................................                          200,000                        5,686,000
    Intel Corp. ..................................................                          850,000                       26,273,500
(a) JDS Uniphase Corp. ...........................................                        1,000,000                       21,390,000
(a) Juniper Networks Inc. ........................................                          175,000                       10,330,250
(a) KLA-Tencor Corp. .............................................                          400,000                       21,984,000
(a) Lam Research Corp. ...........................................                          700,000                       20,720,000
    Linear Technology Corp. ......................................                          400,000                       19,216,000

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS, APRIL 30, 2001 (CONT.)

    FRANKLIN CALIFORNIA GROWTH FUND                                                        SHARES                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    ELECTRONIC TECHNOLOGY (CONT.)
(a) Micrel Inc. ................................................                           350,000                      $ 11,886,000
(a) Novellus Systems Inc. ......................................                           400,000                        22,060,000
(a) Palm Inc. ..................................................                           500,000                         4,005,000
(a) Polycom Inc. ...............................................                           500,000                        11,615,000
(a) Sanmin(a) Corp. ............................................                           500,000                        14,575,000
(a) Solectron Corp. ............................................                           500,000                        12,725,000
(a) Sun Microsystems Inc. ......................................                         1,000,000                        17,120,000
(a) Vitesse Semiconductor Corp. ................................                           200,000                         6,780,000
(a) Xilinx Inc. ................................................                           500,000                        23,735,000
                                                                                                                        ------------
                                                                                                                         348,334,250
                                                                                                                        ------------
    ENERGY MINERALS 1.8%
    Chevron Corp. ..............................................                           400,000                        38,624,000
                                                                                                                        ------------
    FINANCE 10.6%
    Charles Schwab Corp. .......................................                         1,000,000                        19,800,000
    City National Corp. ........................................                           500,000                        19,325,000
    Countrywide Credit Industries Inc. .........................                           350,000                        14,934,500
    Golden State Bancorp Inc. ..................................                         1,200,000                        35,760,000
    National Commerce Bancorp ..................................                            14,000                           348,740
    The PMI Group Inc. .........................................                           750,000                        48,225,000
    Providian Financial Corp. ..................................                           500,000                        26,650,000
(a) Silicon Valley Bancshares ..................................                         1,102,500                        27,628,650
    Wells Fargo & Co. ..........................................                           800,000                        37,576,000
                                                                                                                        ------------
                                                                                                                         230,247,890
                                                                                                                        ------------
(a) HEALTH SERVICES 3.2%
    Tenet Healthcare Corp. .....................................                         1,000,000                        44,640,000
    Wellpoint Health Networks Inc. .............................                           250,000                        24,562,500
                                                                                                                        ------------
                                                                                                                          69,202,500
                                                                                                                        ------------
    HEALTH TECHNOLOGY 11.6%
(a) Affymetrix Inc. ............................................                           400,000                        13,220,000
    Allergan Inc. ..............................................                           150,000                        11,400,000
(a) Amgen Inc. .................................................                           550,000                        33,627,000
    Appler(a) Corp.-Applied Biosystems Group ...................                           175,000                         5,610,500
(a) Chiron Corp. ...............................................                           311,000                        14,931,110
(a) Coherent Inc. ..............................................                           600,000                        23,700,000
(a) COR Therapeutics Inc. ......................................                           400,000                        12,400,000
(a) Exelixis Inc. ..............................................                           125,200                         1,715,240
(a) Genentech Inc. .............................................                           825,000                        43,312,500
(a) Inhale Therapeutic Systems Inc. ............................                           824,912                        27,469,570
(a) Invitrogen Corp. ...........................................                           350,000                        24,678,500
(a) Molecular Devices Corp. ....................................                           275,000                         5,293,750
(a) Pain Therapeutics Inc. .....................................                           150,000                         1,132,500
(a) Thoratec Corp. .............................................                           845,000                         7,757,100
(a) Watson Pharmaceuticals Inc. ................................                           500,000                        24,900,000
                                                                                                                        ------------
                                                                                                                         251,147,770
                                                                                                                        ------------

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS, APRIL 30, 2001 (CONT.)

    FRANKLIN CALIFORNIA GROWTH FUND                                                        SHARES                          VALUE
------------------------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    INDUSTRIAL SERVICES .7%
    Granite Construction Inc. ......................................                         525,000                    $ 13,482,000
(a) Weatherford International Inc. .................................                          19,000                       1,106,370
                                                                                                                        ------------
                                                                                                                          14,588,370
                                                                                                                        ------------
    PROCESS INDUSTRIES
    Ecolab Inc. ....................................................                          16,000                         605,280
                                                                                                                        ------------
    PRODUCER MANUFACTURING 2.9%
    Avery Dennison Corp. ...........................................                         300,000                      16,821,000
(a) Capstone Turbine Corp. .........................................                         500,000                      14,650,000
(a) Mettler-Toledo International Inc. (Switzerland) ................                         100,000                       4,425,000
(a) Varian Inc. ....................................................                         850,000                      27,472,000
                                                                                                                        ------------
                                                                                                                          63,368,000
                                                                                                                        ------------
    REAL ESTATE 6.8%
    Alexandria Real Estate Equities Inc. .........................                           300,000                      11,136,000
    AMB Property Corp. .............................................                         600,000                      14,940,000
    Arden Realty Inc. ..............................................                         650,000                      16,295,500
(a) Catellus Development Corp. .....................................                       1,000,000                      16,250,000
    Essex Property Trust Inc. ......................................                         600,000                      28,200,000
    Health Care Property Investors Inc. ............................                         600,000                      21,660,000
    Spieker Properties Inc. ........................................                         700,000                      38,640,000
                                                                                                                        ------------
                                                                                                                         147,121,500
                                                                                                                        ------------
    RETAIL TRADE 6.3%
(a) Cost Plus Inc. .................................................                         340,200                       8,096,760
    GAP Inc. .......................................................                       1,500,000                      41,565,000
(a) Safeway Inc. ...................................................                       1,000,000                      54,300,000
(a) Williams-Sonoma Inc. .........................................                         1,118,600                      33,636,302
                                                                                                                        ------------
                                                                                                                         137,598,062
                                                                                                                        ------------
(a) TECHNOLOGY SERVICES 11.0%
    Actuate Corp. ..................................................                         397,300                       4,970,223
    Affiliated Computer Services Inc., A ...........................                         200,000                      14,400,000
    Cadence Design Systems Inc. ....................................                         600,000                      12,420,000
    Check Point Software Technologies Ltd. (Israel) ................                         200,000                      12,546,000
    Computer Sciences Corp. ........................................                         354,000                      12,613,020
    Entrust Technologies Inc. ......................................                           4,562                          28,695
    HNC Software Inc. ..............................................                         281,000                       7,651,630
    Interwoven Inc. ................................................                         700,000                      10,248,000
    Intuit Inc. ....................................................                         500,000                      16,020,000
    Liberate Technologies Inc. .....................................                       1,000,000                       9,790,000
    Macrovision Corp. ..............................................                         225,000                      12,865,500
    Mercury Interactive Corp. ......................................                         250,000                      16,537,500
    Micromuse Inc. .................................................                         350,000                      17,325,000
    Openwave Systems Inc. ..........................................                         225,000                       7,787,250
    Peregrine Systems Inc. .........................................                         300,000                       7,734,000
    Quest Software Inc. ............................................                         400,000                      14,712,000

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS, APRIL 30, 2001 (CONT.)

        FRANKLIN CALIFORNIA GROWTH FUND                                                  SHARES                           VALUE
------------------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS (CONT.)
(a)     TECHNOLOGY SERVICES (CONT.)
        Siebel Systems Inc. ...............................................              500,000                      $  22,790,000
        SonicWALL Inc. ....................................................              250,000                          4,397,500
        VeriSign Inc. .....................................................              200,000                         10,256,000
        VERITAS Software Corp. ............................................              400,000                         23,844,000
                                                                                                                      -------------
                                                                                                                        238,936,318
                                                                                                                      -------------
        TRANSPORTATION 1.2%
        Expeditors International of Washington Inc. .......................              525,000                         26,265,750
                                                                                                                      -------------
        UTILITIES 4.4%
        American States Water Co. .........................................              165,000                          5,428,500
        California Water Service Group ....................................              180,000                          4,645,800
(a)     Calpine Corp. .....................................................            1,200,000                         68,388,000
        Dynegy Inc. .......................................................              300,000                         17,355,000
                                                                                                                      -------------
                                                                                                                         95,817,300
                                                                                                                      -------------
        TOTAL COMMON STOCKS (COST $1,682,936,364) .........................                                           1,954,024,765
                                                                                                                      -------------
(a),(c) PREFERRED STOCKS 1.2%
        ELECTRONIC TECHNOLOGY .1%
        Anda Networks Inc., pfd., D .......................................              145,772                            842,562
        Kestrel Solutions Inc., pfd., D ...................................              124,712                            748,272
                                                                                                                      -------------
                                                                                                                          1,590,834
                                                                                                                      -------------
        HEALTH TECHNOLOGY 1.1%
        Fibrogen Inc., pfd., E ............................................            2,227,171                          9,999,998
        Masimo Corp., pfd., F .............................................              772,727                          4,249,999
        Pro*duct Health Inc., pfd., C .....................................            2,028,398                         10,000,002
                                                                                                                      -------------
                                                                                                                         24,249,999
                                                                                                                      -------------
        TOTAL PREFERRED STOCKS (COST $32,124,994) .........................                                              25,840,833
                                                                                                                      -------------

(a)     CONVERTIBLE PREFERRED STOCKS .2%
        Calpine Capital Trust III, 5.00%, cvt. pfd., 144A (COST $2,250,000)               45,000                          3,380,625
                                                                                                                      -------------

                                                                                    PRINCIPAL
                                                                                     AMOUNT
                                                                                  --------------
        CONVERTIBLE BONDS .9%
        ELECTRONIC TECHNOLOGY
        Cyras Systems Inc., cvt., 144A, 4.50%, 8/15/05 .................         $      790,000                            890,725
                                                                                                                     -------------
        TECHNOLOGY SERVICES .9%
        BEA Systems Inc., cvt., 4.00%, 12/15/06 ........................             13,000,000                         18,460,000
                                                                                                                     -------------
        TOTAL CONVERTIBLE BONDS (COST $13,775,285) .....................                                                19,350,725
                                                                                                                     -------------
        TOTAL LONG TERM INVESTMENTS (COST $1,731,086,643) ..............                                             2,002,596,948
                                                                                                                     -------------

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS, APRIL 30, 2001 (CONT.)

    FRANKLIN CALIFORNIA GROWTH FUND                                                                SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------------------
(b) SHORT TERM INVESTMENTS 7.8%
    Franklin Institutional Fiduciary Trust Money Market Portfolio (COST $170,207,039) ...        170,207,039       $  170,207,039
                                                                                                                   --------------
    TOTAL INVESTMENTS (COST $1,901,293,682) 100.1% ......................................                           2,172,803,987
    OTHER ASSETS, LESS LIABILITIES (.1)% ................................................                              (2,760,014)
                                                                                                                   --------------
    NET ASSETS 100.0% ...................................................................                          $2,170,043,973
                                                                                                                   ==============



(a) Non-income producing
(b) See Note 3 regarding investment in the "Sweep Money Fund."
(c) See Note 6 regarding restricted securities.

                       See notes to financial statements.

    FRANKLIN STRATEGIC SERIES
    Financial Highlights

    FRANKLIN LARGE CAP GROWTH FUND

                                                                                                   CLASS A
                                                                               ------------------------------------------------
                                                                                             YEAR ENDED APRIL 30,
                                                                               ------------------------------------------------
                                                                                   2001                              2000(c)
                                                                               ------------------------------------------------
    PER SHARE OPERATING PERFORMANCE
    (for a share outstanding throughout the year)
    Net asset value, beginning of year ......................                  $      14.85                        $      10.00
                                                                               ------------------------------------------------
    Income from investment operations:
     Net investment loss(a) ...................................                        (.05)                               (.06)
     Net realized and unrealized gains (losses) .............                         (3.24)                               4.91
                                                                               ------------------------------------------------
    Total from investment operations ........................                         (3.29)                               4.85
                                                                               ------------------------------------------------
    Less distributions from:
     Net investment income ..................................                          (.01)                                 --(d)
     Net realized gains .....................................                          (.02)                                 --
                                                                               ------------------------------------------------
    Total distributions .....................................                          (.03)                                 --
                                                                               ------------------------------------------------
    Net asset value, end of year ............................                  $      11.53                        $      14.85
                                                                               ================================================

    Total return(b) .........................................                        (22.17)%                             48.59%

    RATIOS/SUPPLEMENTAL DATA
    Net assets, end of year (000's) .........................                  $     63,999                        $     39,402
    Ratios to average net assets:
     Expenses ...............................................                          1.25%                               1.23%(e)
     Expenses excluding waiver and payments by affiliate ....                          1.27%                               1.39%(e)
     Net investment loss ....................................                          (.31)%                              (.46)%(e)
    Portfolio turnover rate .................................                        106.17%                              93.95%

(a)  Based on average shares outstanding.
(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
(c)  For the period June 7, 1999 (effective date) to April 30, 2000.
(d)  Includes distributions of net investment income in the amount of $.008.
(e)  Annualized

    FRANKLIN STRATEGIC SERIES
    Financial Highlights (continued)

    FRANKLIN LARGE CAP GROWTH FUND (CONT.)

                                                                                                      CLASS B
                                                                                     ------------------------------------------
                                                                                                YEAR ENDED APRIL 30,
                                                                                     ------------------------------------------
                                                                                        2001                           2000(d)
                                                                                     ------------------------------------------
    PER SHARE OPERATING PERFORMANCE
    (for a share outstanding throughout the year)
    Net asset value, beginning of year ............................                  $   14.77                        $   10.00
                                                                                     ------------------------------------------
    Income from investment operations:
     Net investment loss(a) .......................................                       (.13)                            (.13)
     Net realized and unrealized gains (losses) ...................                      (3.23)                            4.90
                                                                                     ------------------------------------------
    Total from investment operations ..............................                      (3.36)                            4.77
                                                                                     ------------------------------------------
    Less distributions from:
     Net investment income ........................................                         --(c)                            --
     Net realized gains ...........................................                       (.02)                              --
                                                                                     ------------------------------------------
    Total distributions ...........................................                       (.02)                              --
                                                                                     ------------------------------------------
    Net asset value, end of year ..................................                  $   11.39                        $   14.77
                                                                                     ==========================================

    Total return(b) ...............................................                     (22.76)%                          47.70%

    RATIOS/SUPPLEMENTAL DATA
    Net assets, end of year (000's) ...............................                  $   8,294                        $   4,502
    Ratios to average net assets:
     Expenses .....................................................                       1.89%                            1.84%(e)
     Expenses excluding waiver and payments by affiliate ..........                       1.91%                            2.00%(e)
     Net investment loss ..........................................                       (.94)%                          (1.06)%(e)
    Portfolio turnover rate .......................................                     106.17%                           93.95%

(a)  Based on average shares outstanding.
(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.
(c)  Includes distributions of net investment income in the amount of $.003.
(d)  For the period June 7, 1999 (effective date) to April 30, 2000.
(e)  Annualized

    FRANKLIN STRATEGIC SERIES
    Financial Highlights (continued)

    FRANKLIN LARGE CAP GROWTH FUND (CONT.)

                                                                                                      CLASS C
                                                                                   --------------------------------------------
                                                                                               YEAR ENDED APRIL 30,
                                                                                   --------------------------------------------
                                                                                      2001                             2000(c)
                                                                                   --------------------------------------------
    PER SHARE OPERATING PERFORMANCE
    (for a share outstanding throughout the year)
    Net asset value, beginning of year ..........................                  $    14.77                        $    10.00
                                                                                   --------------------------------------------
    Income from investment operations:
     Net investment loss(a) .....................................                        (.13)                             (.14)
     Net realized and unrealized gains (losses) .................                       (3.22)                             4.91
                                                                                   --------------------------------------------
    Total from investment operations ............................                       (3.35)                             4.77
                                                                                   --------------------------------------------
    Less distributions from net realized gains ..................                        (.02)                               --
                                                                                   --------------------------------------------
    Net asset value, end of year ................................                  $    11.40                        $    14.77
                                                                                   ============================================

    Total return(b) .............................................                      (22.71)%                           47.70%

    RATIOS/SUPPLEMENTAL DATA
    Net assets, end of year (000's) .............................                  $   55,071                        $   35,345
    Ratios to average net assets:
     Expenses ...................................................                        1.89%                             1.90%(d)
     Expenses excluding waiver and payments by affiliate ........                        1.91%                             2.06%(d)
     Net investment loss ........................................                        (.96)%                           (1.13)%(d)
    Portfolio turnover rate .....................................                      106.17%                            93.95%



(a)  Based on average shares outstanding.
(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.
(c)  For the period June 7, 1999 (effective date) to April 30, 2000.
(d)  Annualized

    FRANKLIN STRATEGIC SERIES
    Financial Highlights (continued)

    FRANKLIN LARGE CAP GROWTH FUND (CONT.)

                                                                                                   ADVISOR CLASS
                                                                                   --------------------------------------------
                                                                                                YEAR ENDED APRIL 30,
                                                                                   --------------------------------------------
                                                                                      2001                             2000(d)
                                                                                   --------------------------------------------
    PER SHARE OPERATING PERFORMANCE
    (for a share outstanding throughout the year)
    Net asset value, beginning of year ..........................                  $    14.88                        $    10.00
                                                                                   --------------------------------------------
    Income from investment operations:
     Net investment income (loss)(a) ............................                          --(c)                           (.01)
     Net realized and unrealized gains (losses) .................                       (3.26)                             4.91
                                                                                   --------------------------------------------
    Total from investment operations ............................                       (3.26)                             4.90
                                                                                   --------------------------------------------
    Less distributions from:
     Net investment income ......................................                        (.02)                             (.02)
     Net realized gains .........................................                        (.02)                               --
                                                                                   --------------------------------------------
    Total distributions .........................................                        (.04)                             (.02)
                                                                                   --------------------------------------------
    Net asset value, end of year ................................                  $    11.58                        $    14.88
                                                                                   ============================================
    Total return(b) .............................................                      (21.95)%                           49.01%

    RATIOS/SUPPLEMENTAL DATA
    Net assets, end of year (000's) .............................                  $   17,771                        $   19,902
    Ratios to average net assets:
     Expenses ...................................................                         .90%                              .90%(e)
     Expenses excluding waiver and payments by affiliate ........                         .92%                             1.06%(e)
     Net investment income (loss) ...............................                         .01%                             (.06%)(e)
    Portfolio turnover rate .....................................                      106.17%                            93.95%



(a)  Based on average shares outstanding.
(b)  Total return is not annualized for periods less than one year.
(c)  Includes net investment income in the amount of $.001.
(d)  For the period June 7, 1999 (effective date) to April 30, 2000.
(e)  Annualized

                       See notes to financial statements.

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS, APRIL 30, 2001


     FRANKLIN LARGE CAP GROWTH FUND                                        SHARES           VALUE
----------------------------------------------------------------------------------------------------
     COMMON STOCKS 91.0%
     COMMUNICATIONS 2.4%
     Centurytel Inc. .........................................             39,500        $ 1,073,610
  (a)Global Crossing Ltd. (Bermuda) ..........................             30,000            375,900
     SBC Communications Inc. .................................             33,700          1,390,125
  (a)VoiceStream Wireless Corp. ..............................              5,843            613,515
                                                                                         -----------
                                                                                           3,453,150
                                                                                         -----------
     CONSUMER NON-DURABLES 2.7%
     Anheuser-Busch Cos. Inc. ................................             48,600          1,943,514
     Kimberly-Clark Corp. ....................................             28,000          1,663,200
     PepsiCo Inc. ............................................              8,700            381,147
                                                                                         -----------
                                                                                           3,987,861
                                                                                         -----------
  (a)CONSUMER SERVICES 4.3%
     AOL Time Warner Inc. ....................................             60,400          3,050,200
     Cendant Corp. ...........................................             50,000            887,000
     Clear Channel Communications Inc. .......................             25,500          1,422,900
     Viacom Inc., B ..........................................             16,200            843,372
                                                                                         -----------
                                                                                           6,203,472
                                                                                         -----------
     ELECTRONIC TECHNOLOGY 17.0%
  (a)Applied Materials Inc. ..................................             30,788          1,681,025
  (a)Applied Micro Circuits Corp. ............................             62,200          1,618,444
  (a)Celestica Inc. (Canada) .................................             35,200          1,798,720
  (a)CIENA Corp. .............................................             14,200            781,852
  (a)Cisco Systems Inc. ......................................             50,600            859,188
  (a)Comverse Technology Inc. ................................              9,100            623,350
  (a)EMC Corp. ...............................................             37,100          1,469,160
     Hewlett-Packard Co. .....................................             25,000            710,750
     Intel Corp. .............................................             63,900          1,975,149
     International Business Machines Corp. ...................             10,950          1,260,783
  (a)Jabil Circuit Inc. ......................................             45,000          1,306,800
  (a)JDS Uniphase Corp. ......................................             57,100          1,221,369
  (a)Juniper Networks Inc. ...................................             17,000          1,003,510
  (a)Network Appliance Inc. ..................................              8,000            182,002
     Nokia Corp., ADR (Finland) ..............................             35,600          1,217,164
  (a)Novellus Systems Inc. ...................................             31,200          1,720,680
  (a)PMC-Sierra Inc. (Canada) ................................             20,000            832,400
  (a)Sun Microsystems Inc. ...................................             38,000            650,560
  (a)Taiwan Semiconductor Manufacturing Co. Ltd., ADR (Taiwan)             50,000          1,212,000
  (a)Vitesse Semiconductor Corp. .............................             44,000          1,491,600
  (a)Xilinx Inc. .............................................             22,400          1,063,328
                                                                                         -----------
                                                                                          24,679,834
                                                                                         -----------
     ENERGY MINERALS 3.6%
     Anadarko Petroleum Corp. ................................             10,000            646,200
     Devon Energy Corp. ......................................             39,900          2,354,499
     Petroleo Brasileiro SA (Petrobras), ADR (Brazil) ........             80,800          2,181,600
                                                                                         -----------
                                                                                           5,182,299
                                                                                         -----------

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STATEMENT OF INVESTMENTS, APRIL 30, 2001 (CONT.)


      FRANKLIN LARGE CAP GROWTH FUND                                        SHARES            VALUE
----------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     FINANCE 13.5%
     American International Group Inc. .......................             17,800        $ 1,456,040
     Bank of New York Co. Inc. ...............................             39,900          2,002,980
     Capital One Financial Corp. .............................             21,800          1,370,348
     Charles Schwab Corp. ....................................            100,000          1,980,000
     Citigroup Inc. ..........................................             64,833          3,186,542
     Equity Office Properties Trust ..........................             22,000            628,100
     Fannie Mae ..............................................             17,900          1,436,654
     Fifth Third Bancorp .....................................             36,200          1,946,112
     Goldman Sachs Group Inc. ................................             14,800          1,348,280
     Hartford Financial Services Group Inc. ..................             21,000          1,304,100
     JP Morgan Chase & Co. ...................................             20,600            988,388
     Lehman Brothers Holdings Inc. ...........................             10,000            727,500
     Wells Fargo & Co. .......................................             26,000          1,221,220
                                                                                         -----------
                                                                                          19,596,264
                                                                                         -----------
     HEALTH SERVICES 1.2%
     CIGNA Corp. .............................................              3,600            384,120
  (a)Tenet Healthcare Corp. ..................................             30,500          1,361,520
                                                                                         -----------
                                                                                           1,745,640
                                                                                         -----------
     HEALTH TECHNOLOGY 17.4%
     Allergan Inc. ...........................................              5,300            402,800
     American Home Products Corp. ............................             30,000          1,732,500
  (a)Amgen Inc. ..............................................             25,800          1,577,412
     Baxter International Inc. ...............................             37,700          3,436,355
  (a)Biogen Inc. .............................................             25,700          1,661,762
     Bristol-Myers Squibb Co. ................................             39,600          2,217,600
  (a)Genentech Inc. ..........................................             28,800          1,512,000
  (a)Genzyme Corp-General Division ...........................              7,000            762,790
     Ivax Corp. ..............................................             15,000            600,750
  (a)King Pharmaceuticals Inc. ...............................             31,000          1,306,030
     Pfizer Inc. .............................................             84,775          3,670,758
     Pharmacia Corp. .........................................             54,000          2,822,040
     Schering-Plough Corp. ...................................             50,000          1,927,000
  (a)Watson Pharmaceuticals Inc. .............................             33,400          1,663,320
                                                                                         -----------
                                                                                          25,293,117
                                                                                         -----------
     INDUSTRIAL SERVICES 8.0%
     Baker Hughes Inc. .......................................             40,000          1,571,600
     Dynegy Inc. .............................................             54,500          3,152,825
     Enron Corp. .............................................             45,500          2,853,760
  (a)Global Marine Inc. ......................................             24,000            690,000
     Transocean Sedco Forex Inc. .............................             61,800          3,354,504
                                                                                         -----------
                                                                                          11,622,689
                                                                                         -----------


78
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STATEMENT OF INVESTMENTS, APRIL 30, 2001 (CONT.)


     FRANKLIN LARGE CAP GROWTH FUND                                                              SHARES            VALUE
---------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     PRODUCER MANUFACTURING 5.4%
     General Electric Co. ...........................................................           108,100        $  5,246,093
     Tyco International Ltd. (Bermuda) ..............................................            48,600           2,593,782
                                                                                                               ------------
                                                                                                                  7,839,875
                                                                                                               ------------
     RETAIL TRADE 4.1%
     GAP Inc. .......................................................................            30,000             831,300
     Home Depot Inc. ................................................................            17,000             800,700
  (a)The Kroger Co. .................................................................            70,200           1,585,818
     Lowe's Cos. Inc. ...............................................................            22,000           1,386,000
     Wal-Mart Stores Inc. ...........................................................            26,825           1,387,926
                                                                                                               ------------
                                                                                                                  5,991,744
                                                                                                               ------------
  (a)TECHNOLOGY SERVICES 4.6%
     BEA Systems Inc. ...............................................................            15,000             612,750
     Check Point Software Technologies Ltd. (Israel) ................................             5,700             357,561
     Concord EFS Inc. ...............................................................            31,000           1,443,050
     Microsoft Corp. ................................................................            54,000           3,658,500
     VERITAS Software Corp. .........................................................            10,075             600,571
                                                                                                               ------------
                                                                                                                  6,672,432
                                                                                                               ------------
     UTILITIES 6.8%
  (a)AES Corp. ......................................................................            31,600           1,506,370
  (a)Aquila Inc. ....................................................................             8,200             248,542
  (a)Calpine Corp. ..................................................................            50,700           2,889,393
     Exelon Corp. ...................................................................            15,000           1,035,750
  (a)Mirant Corp. ...................................................................            39,200           1,599,360
     Reliant Energy Inc. ............................................................            44,000           2,180,200
(a,b)Reliant Resources, Inc. ........................................................            15,700             471,000
                                                                                                               ------------
                                                                                                                  9,930,615
                                                                                                               ------------
     TOTAL COMMON STOCKS (COST $127,193,264) ........................................                           132,198,992
                                                                                                               ------------
  (c)SHORT TERM INVESTMENTS 11.1%
     Franklin Institutional Fiduciary Trust Money Market Portfolio (COST $16,055,330)        16,055,330          16,055,330
                                                                                                               ------------
     TOTAL INVESTMENTS (COST $143,248,594) 102.1% ...................................                           148,254,322
     OTHER ASSETS, LESS LIABILITIES (2.1)% ..........................................                            (3,119,409)
                                                                                                               ------------
     NET ASSETS 100.0% ..............................................................                          $145,134,913
                                                                                                               ============


(a)Non-income producing
(b)Sufficient collateral has been segregated for securities traded on a when-issued or delayed delivery basis.
(c)See Note 3 regarding investment in the "Sweep Money Fund."


                       See notes to financial statements.

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Financial Highlights


FRANKLIN SMALL CAP GROWTH FUND I

                                                                                          CLASS A
                                                   --------------------------------------------------------------------------------
                                                                                    YEAR ENDED APRIL 30,
                                                   --------------------------------------------------------------------------------
                                                        2001              2000            1999             1998           1997
                                                   --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ........        $    45.48       $     24.65      $    25.93        $    18.96       $    19.75
                                                   --------------------------------------------------------------------------------
Income from investment operations:
 Net investment income(a) .................               .12               .09             .06               .07              .03
 Net realized and unrealized gains (losses)            (10.98)            21.04           (1.02)             7.92              .04
                                                   --------------------------------------------------------------------------------
Total from investment operations ..........            (10.86)            21.13            (.96)             7.99              .07
                                                   --------------------------------------------------------------------------------
Less distributions from:
 Net investment income ....................              (.24)             (.04)           (.14)             (.09)            (.06)
 Net realized gains .......................              (.23)             (.26)           (.18)             (.93)            (.80)
                                                   --------------------------------------------------------------------------------
Total distributions .......................              (.47)             (.30)           (.32)            (1.02)            (.86)
                                                   --------------------------------------------------------------------------------
Net asset value, end of year ..............        $    34.15       $     45.48      $    24.65        $    25.93       $    18.96
                                                   ================================================================================
Total return(b) ...........................            (24.00)%           85.97%          (3.44)%           43.09%             .14%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ...........        $9,606,125       $11,199,559      $4,251,284        $3,957,972       $1,071,352
Ratios to average net assets:
 Expenses .................................               .86%              .85%            .94%              .89%             .92%
 Net investment income ....................               .29%              .24%            .30%              .32%             .10%
Portfolio turnover rate ...................             27.23%            24.67%          46.73%            42.97%           55.27%


(a)Based on average shares outstanding effective year ending April 30, 2000.
(b)Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

FRANKLIN STRATEGIC SERIES
Financial Highlights (continued)


FRANKLIN SMALL CAP GROWTH FUND I (CONT.)

                                                                                        CLASS C
                                                     -------------------------------------------------------------------------
                                                                                  YEAR ENDED APRIL 30,
                                                     -------------------------------------------------------------------------
                                                          2001             2000           1999           1998          1997
                                                     -------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year ..........        $    44.58       $    24.32       $  25.59       $  18.78       $  19.66
                                                     -------------------------------------------------------------------------
Income from investment operations:
 Net investment loss(a) .....................              (.19)            (.19)          (.09)          (.02)          (.05)
 Net realized and unrealized gains (losses) .            (10.75)           20.71          (1.00)          7.76           (.03)
                                                     -------------------------------------------------------------------------
Total from investment operations ............            (10.94)           20.52          (1.09)          7.74           (.08)
                                                     -------------------------------------------------------------------------
Less distributions from:
 Net investment income ......................                --             (.26)          (.18)          (.93)          (.80)
 Net realized gains .........................              (.23)              --             --             --             --
                                                     -------------------------------------------------------------------------
Total distributions .........................              (.23)            (.26)          (.18)          (.93)          (.80)
                                                     -------------------------------------------------------------------------
Net asset value, end of year ................        $    33.41       $    44.58       $  24.32       $  25.59       $  18.78
                                                     =========================================================================
Total return(b) .............................            (24.61)%          84.58%         (4.08)%        42.06%          (.65)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............        $1,263,169       $1,667,870       $764,715       $731,707       $146,164
Ratios to average net assets:
 Expenses ...................................              1.61%            1.60%          1.69%          1.64%          1.69%
 Net investment loss ........................              (.45)%           (.52)%         (.44)%         (.42)%         (.70)%
Portfolio turnover rate .....................             27.23%           24.67%         46.73%         42.97%         55.27%


(a)Based on average shares outstanding effective year ending April 30, 2000.
(b)Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

FRANKLIN STRATEGIC SERIES
Financial Highlights (continued)


FRANKLIN SMALL CAP GROWTH FUND I (CONT.)

                                                                                      ADVISOR CLASS
                                                     --------------------------------------------------------------------
                                                                                   YEAR ENDED APRIL 30,
                                                     --------------------------------------------------------------------
                                                        2001          2000           1999            1998         1997(C)
                                                     --------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........        $  45.74       $  24.73       $  26.01       $  18.97       $ 20.48
                                                     --------------------------------------------------------------------
Income from investment operations:
 Net investment income(a) ...................             .23            .18            .10            .09           .01
 Net realized and unrealized gains (losses) .          (11.06)         21.15          (1.00)          8.01         (1.52)
                                                     --------------------------------------------------------------------
Total from investment operations ............          (10.83)         21.33           (.90)          8.10         (1.51)
                                                     --------------------------------------------------------------------
Less distributions from:
 Net investment income ......................            (.31)          (.06)          (.20)          (.13)           --
 Net realized gains .........................            (.23)          (.26)          (.18)          (.93)           --
                                                     --------------------------------------------------------------------
Total distributions .........................            (.54)          (.32)          (.38)         (1.06)           --
                                                     --------------------------------------------------------------------
Net asset value, end of year ................        $  34.37       $  45.74       $  24.73       $  26.01       $ 18.97
                                                     ====================================================================
Total return(b) .............................          (23.83)%        86.43%         (3.12)%        43.68%        (7.37)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............        $357,832       $436,864       $168,055       $118,683       $18,777
Ratios to average net assets:
 Expenses ...................................             .61%           .60%           .69%           .64%          .69%(d)
 Net investment income ......................             .54%           .49%           .56%           .58%          .30%(d)
Portfolio turnover rate .....................           27.23%         24.67%         46.73%         42.97%        55.27%


(a)Based on average shares outstanding effective year ending April 30, 2000.
(b)Total return is not annualized for periods less than one year.
(c)For the period January 2, 1997 (effective date) to April 30, 1997.
(d)Annualized

                       See notes to financial statements.

82
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STATEMENT OF INVESTMENTS, APRIL 30, 2001

   FRANKLIN SMALL CAP GROWTH FUND I                             SHARES                  VALUE
-----------------------------------------------------------------------------------------------
   COMMON STOCKS 85.0%
(a)COMMERCIAL SERVICES 1.1%
   Answerthink Inc. ...............................           1,000,000            $  5,010,000
   Corporate Executive Board Co. ..................             559,800              18,607,752
   DigitalThink Inc. ..............................             695,100               5,957,007
   DoubleClick Inc. ...............................           3,374,600              41,642,564
   Hotjobs.com Ltd. ...............................             973,200               4,885,464
(b)Interep National Radio Sales Inc. ..............             489,100               1,530,883
   Learning Tree International Inc. ...............           1,064,000              22,461,040
   Netcentives Inc. ...............................              90,600                  76,104
   Probusiness Services Inc. ......................           1,062,200              23,952,610
                                                                                   ------------
                                                                                    124,123,424
                                                                                   ------------
(a)COMMUNICATIONS 4.6%
(b)Airgate PCS Inc. ...............................           1,069,700              42,360,120
   Alamosa Holdings Inc. ..........................           1,726,700              24,156,533
(b)Alaska Communications Systems Holdings Inc. ....           2,411,700              13,626,105
   AT&T Canada Inc., B (Canada) ...................             227,600               6,894,004
   CenturyTel Inc. ................................             189,500               5,150,610
   Intermedia Communications Inc. .................             680,000              11,029,600
   ITC Deltacom Inc. ..............................             978,700               5,226,258
   Leap Wireless International Inc. ...............             279,800               9,753,828
   Millicom International Cellular SA (Luxembourg).             878,500              23,895,200
   Pinnacle Holdings Inc. .........................           1,727,200              15,285,720
(b)Rural Cellular Corp., A ........................             765,700              28,644,837
   TeleCorp PCS Inc. ..............................           3,983,100              64,167,741
   Time Warner Telecom Inc., A ....................             194,400               9,846,360
   UbiquiTel Inc. .................................           1,568,100               9,016,575
(b)US Unwired Inc., A .............................             925,000               7,400,000
   VoiceStream Wireless Corp. .....................           1,584,869             166,411,245
   Western Wireless Corp., A ......................           1,619,200              72,102,976
                                                                                   ------------
                                                                                    514,967,712
                                                                                   ------------
   CONSUMER DURABLES .8%
   Callaway Golf Co. ..............................             610,900              14,820,434
   Centex Corp. ...................................           1,071,900              46,252,485
   D.R. Horton Inc. ...............................             776,240              18,800,533
(a)Meade Instruments Corp. ........................             800,000               4,792,000
                                                                                   ------------
                                                                                     84,665,452
                                                                                   ------------
   CONSUMER NON-DURABLES 1.0%
   Adolph Coors Co., B ............................             791,800              41,173,600
(a)Jones Apparel Group Inc. .......................             325,900              12,951,266
(a)Tommy Hilfiger Corp. ...........................           2,428,000              29,281,680
   Wolverine World Wide Inc. ......................           1,575,500              28,043,900
                                                                                   ------------
                                                                                    111,450,446
                                                                                   ------------
(a)CONSUMER SERVICES 3.4%
   Clear Channel Communications Inc. ..............             619,135              34,547,733
   Cox Radio Inc., A ..............................             249,007               6,424,381
   Cumulus Media Inc., A ..........................           1,181,800               9,797,122
   DeVry Inc. .....................................           1,064,800              33,658,328

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STATEMENT OF INVESTMENTS, APRIL 30, 2001 (CONT.)

     FRANKLIN SMALL CAP GROWTH FUND I                           SHARES                  VALUE
-----------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
  (a)CONSUMER SERVICES (CONT.)
     Entercom Communications Corp. ................             452,200            $ 20,629,364
     Entravision Communications Corp. .............           2,801,300              28,293,130
     Hispanic Broadcasting Corp., A ...............           3,043,600              72,955,092
  (b)Insight Communications Co. Inc., A ...........           3,230,800              89,654,700
     Jack in the Box Inc. .........................           1,299,700              34,403,059
     McLeodusa Inc. ...............................             190,100               1,682,385
     MeriStar Hotels & Resorts Inc. ...............           1,330,000               2,261,000
     Radio One Inc. ...............................             704,100              13,230,039
     Radio One Inc., D ............................             774,700              13,402,310
     Sotheby's Holdings Inc., A ...................             375,000               6,787,500
     XM Satellite Radio Holdings Inc. .............           1,810,200              15,839,250
                                                                                   ------------
                                                                                    383,565,393
                                                                                   ------------
  (a)DISTRIBUTION SERVICES .1%
     Performance Food Group Co. ...................             250,400              13,514,088
     SciQuest.com Inc. ............................              83,200                 159,744
                                                                                   ------------
                                                                                     13,673,832
                                                                                   ------------
     ELECTRONIC TECHNOLOGY 20.2%
  (a)Adaptec Inc. .................................             295,500               3,321,420
  (a)Advanced Digital Information Corp. ...........              50,000                 986,000
     Advanced Energy Industries Inc. ..............           1,285,500              44,619,705
  (a)Advanced Fibre Communications Inc. ...........           1,841,400              28,891,566
  (a)Aeroflex Inc. ................................           1,174,000              17,504,340
  (a)Alpha Industries Inc. ........................           1,113,900              27,368,523
  (a)Anaren Microwave Inc. ........................             826,800              14,055,600
  (a)Applied Micro Circuits Corp. .................             680,900              17,717,018
  (a)Auspex Systems Inc. ..........................           2,394,885               9,651,387
  (a)Avocent Corp. ................................           1,242,236              30,919,254
  (a)AXT Inc. .....................................             181,200               5,695,116
(a,b)Catapult Communications Corp. ................             656,800              18,587,440
  (a)Celestica Inc.(Canada) .......................             337,500              17,246,250
  (a)Centillium Communications Inc. ...............             300,700               8,359,460
  (a)Cirrus Logic Inc. ............................           1,647,600              26,789,976
  (a)Credence Systems Corp. .......................           1,072,500              25,471,875
     CTS Corp. ....................................             494,400              11,865,600
  (a)DDI Corp. ....................................             984,600              24,191,622
  (a)DMC Stratex Networks Inc. ....................           1,339,200              10,271,664
     EMCORE Corp. .................................           1,579,500              65,549,250
  (a)Endwave Corp. ................................             333,000                 685,980
  (a)Flextronics International Ltd. (Singapore)....           3,855,630             103,677,891
(a,b)FLIR Systems Inc. ............................           1,028,600              14,492,974
  (a)Gemstar-TV Guide International Inc. ..........           1,558,400              64,704,768
  (a)Handspring Inc. ..............................             230,100               3,504,423
  (a)Harmonic Inc. ................................             463,400               2,062,130
  (a)Integrated Circuit Systems Inc. ..............           2,483,900              41,655,003
  (a)Intersil Holding Corp. .......................           1,700,100              54,811,224
  (a)Ixia .........................................              57,900                 984,300
  (a)Jabil Circuit Inc. ...........................           1,600,000              46,464,000

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STATEMENT OF INVESTMENTS, APRIL 30, 2001 (CONT.)

     FRANKLIN SMALL CAP GROWTH FUND I                           SHARES                 VALUE
-----------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     ELECTRONIC TECHNOLOGY (CONT.)
  (a)JDS Uniphase Corp. ...........................           4,769,024          $  102,009,423
  (a)L-3 Communications Holdings Inc. .............             450,300              34,785,675
  (a)Lam Research Corp. ...........................           2,180,200              64,533,920
  (a)Lattice Semiconductor Corp. ..................             884,000              21,772,920
  (a)Micrel Inc. ..................................           2,622,000              89,043,120
  (a)Mirapoint Inc., 144A .........................             682,128               3,826,738
  (a)Nanometrics Inc. .............................             536,900              15,704,325
     Newport Corp. ................................             975,000              36,816,000
  (a)Novellus Systems Inc. ........................           2,275,100             125,471,765
  (a)PerkinElmer Inc. .............................             685,800              45,886,878
     Photronics Inc. ..............................             587,500              16,867,125
  (a)Pinnacle Systems Inc. ........................             825,000               8,761,500
  (a)PMC-Sierra Inc. (Canada) .....................           3,200,828             133,218,461
  (a)Polycom Inc. .................................           2,610,400              60,639,592
  (a)Power Integrations Inc. ......................             464,500               8,667,570
  (a)Powerwave Technologies Inc. ..................           1,355,300              24,625,801
  (a)Proxim Inc. ..................................             589,800               8,204,118
  (a)QLogic Corp. .................................             382,100              16,388,269
  (a)QuickLogic Corp. .............................             395,600               2,373,600
  (a)Radiant Systems Inc. .........................             282,600               4,747,680
  (a)Redback Networks Inc. ........................             600,000              11,424,000
  (a)Rudolph Technologies Inc. ....................             473,000              22,746,570
  (a)Sanmina Corp. ................................           1,292,800              37,685,120
  (a)Semtech Corp. ................................           1,836,200              52,827,474
  (a)Sierra Wireless Inc. (Canada) ................             510,200              13,494,790
  (a)Silicon Laboratories Inc. ....................             540,200              10,469,076
  (a)SMTC Corp. (Canada) ..........................             300,000               1,236,000
  (a)Stanford Microdevices Inc. ...................             240,500               3,126,500
     Synopsys Inc. ................................           1,888,600             108,462,298
  (a)Tekelec ......................................           1,823,300              56,886,960
(a,b)Tektronix Inc. ...............................           4,986,900             120,682,980
  (a)Triquint Semiconductor Inc. ..................           1,523,600              44,230,108
  (a)Varian Semiconductor Equipment Associates Inc.             782,000              35,620,100
  (a)Veeco Instruments Inc. .......................             474,083              23,803,707
  (a)Vitesse Semiconductor Corp. ..................             449,800              15,248,220
  (a)Waters Corp. .................................           2,479,200             129,414,240
  (a)Western Digital Corp. ........................           1,224,800               6,515,936
  (a)Western Multiplex Corp. ......................             559,400               3,753,574
                                                                                 --------------
                                                                                  2,264,077,892
                                                                                 --------------
     ENERGY MINERALS 3.5%
  (a)Barrett Resources Corp. ......................           1,473,700              94,832,595
     Cabot Oil & Gas Corp., A .....................             341,400               9,873,288
  (a)Chesapeake Energy Corp. ......................           2,076,900              17,238,270
     Devon Energy Corp. ...........................             220,088              12,987,393
  (a)Forest Oil Corp. .............................             399,400              13,000,470
  (a)Louis Dreyfus Natural Gas Corp. ..............             318,600              12,138,660
  (a)Newfield Exploration Co. .....................           1,687,000              60,732,000
  (a)Nuevo Energy Co. .............................             712,900              12,760,910

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STATEMENT OF INVESTMENTS, APRIL 30, 2001 (CONT.)


     FRANKLIN SMALL CAP GROWTH FUND I                           SHARES                 VALUE
-----------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     ENERGY MINERALS (CONT.)
  (a)Pure Resources Inc. ..........................             668,450          $   14,438,520
  (a)Range Resources Corp. ........................           2,396,900              14,261,555
  (a)Spinnaker Exploration Co. ....................             455,700              20,734,350
  (a)Stone Energy Corp. ...........................             566,374              28,148,788
(a,b)Swift Energy Co. .............................           1,326,366              42,258,021
  (a)Tom Brown Inc. ...............................           1,329,900              34,045,440
     Triton Energy Ltd. ...........................             179,600               4,509,756
                                                                                 --------------
                                                                                    391,960,016
                                                                                 --------------
     FINANCE 9.3%
  (a)Affiliated Managers Group Inc. ...............             653,400              36,734,148
     Allied Capital Corp. .........................           1,771,500              41,222,805
  (a)AmeriCredit Corp. ............................             275,000              12,749,000
  (a)Arch Capital Group Ltd. ......................             410,500               6,506,425
     Bank United Corp. ............................           1,000,000                 360,000
     City National Corp. ..........................             758,900              29,331,485
     Commerce Bancorp Inc. ........................             365,400              25,212,600
     Conseco Inc. .................................           4,968,600              94,552,458
     Federated Investors Inc., B ..................           3,383,400              98,626,110
     Golden State Bancorp Inc. ....................           2,000,000              59,600,000
     HCC Insurance Holdings Inc. ..................             724,300              20,425,260
  (a)Knight Trading Group Inc. ....................           1,954,700              36,161,950
  (a)Labranche & Co. Inc. .........................           1,310,400              47,174,400
     Metris Cos. Inc. .............................             904,450              27,133,500
     Mutual Risk Management Ltd. ..................             990,900               6,401,214
     National Commerce Bancorp ....................           3,077,000              76,648,070
     Protective Life Corp. ........................             478,200              14,307,744
     Radian Group Inc. ............................             578,897              44,864,518
     Reinsurance Group of America Inc. ............           1,681,600              56,669,920
  (a)Security Capital Group Inc., B ...............           2,987,792              61,847,294
(a,b)Silicon Valley Bancshares ....................           2,840,000              71,170,400
     TCF Financial Corp. ..........................           2,090,800              79,513,124
     Tucker Anthony Sutro Corp. ...................             396,800               8,245,504
     Waddell & Reed Financial Inc., A .............             381,600              11,608,272
     Washington Mutual Inc. .......................           1,300,000              64,909,000
     Wilmington Trust Corp. .......................             181,600              10,496,480
                                                                                 --------------
                                                                                  1,042,471,681
                                                                                 --------------
  (a)HEALTH SERVICES 1.4%
     American Dental Partners Inc. ................             266,200               2,144,241
     Beverly Enterprises Inc. .....................           2,131,800              15,562,140
     Caremark RX Inc. .............................             786,700              12,469,195
     Laboratory Corp. of America Holdings .........              85,800              12,097,800
     PAREXEL International Corp. ..................           1,000,000              12,550,000
     Pharmaceutical Product Development Inc........           1,164,600              69,351,930
     Renal Care Group Inc. ........................           1,303,800              37,262,604
     Triad Hospitals Inc. .........................             225,500               7,085,210
                                                                                 --------------
                                                                                    168,523,120
                                                                                 --------------

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STATEMENT OF INVESTMENTS, APRIL 30, 2001 (CONT.)

    FRANKLIN SMALL CAP GROWTH FUND I                             SHARES                VALUE
-----------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     HEALTH TECHNOLOGY 5.6%
  (a)Abgenix Inc. .................................           1,181,000            $ 44,287,500
  (a)Alexion Pharmaceuticals Inc. .................             451,800              10,540,494
  (a)Alkermes Inc. ................................             286,700               8,784,488
     Alpharma Inc., A .............................             733,800              16,598,556
  (a)American Medical Systems Holdings Ltd.........             454,700               5,892,912
     Aviron .......................................             562,000              27,656,020
  (a)Barr Laboratories Inc. .......................             225,500              13,067,725
  (a)Bruker Daltonics Inc. ........................             252,300               3,923,265
  (a)Celgene Corp. ................................             466,300               8,239,521
  (a)Cephalon Inc. ................................              39,300               2,503,410
(a,b)Coherent Inc. ................................           1,450,000              57,275,000
     Collateral Therapeutics Inc. .................             312,000               2,577,120
  (a)COR Therapeutics Inc. ........................             741,800              22,995,800
  (a)Cubist Pharmaceuticals Inc. ..................              68,400               2,128,608
(a,b)Epoch Biosciences Inc. .......................           1,368,900               4,654,260
  (a)Exelixis Inc. ................................             543,900               7,451,430
     Harvard Bioscience Inc. ......................             796,300               6,091,695
  (a)Illumina Inc. ................................             180,400               1,506,340
(a,b)Inhale Therapeutic Systems Inc. ..............           3,751,732             124,932,676
     Inspire Pharmaceuticals Inc. .................             263,000               3,471,600
  (a)Intermune Inc. ...............................             271,100               8,352,591
  (a)Inverness Medical Technology Inc. ............             171,900               6,016,500
  (a)Ista Pharmaceuticals Inc. ....................             227,500                 837,200
  (a)Luminex Corp. ................................             517,200               7,256,316
  (a)Medicines Co. ................................             308,000               3,341,800
  (a)Neurocrine Biosciences Inc. ..................              29,300                 742,755
  (a)OSI Pharmaceuticals Inc. .....................              83,600               4,292,024
  (a)Packard BioScience Co. .......................           2,188,400              15,209,380
     Sepracor Inc. ................................              42,600               1,122,936
  (a)St. Jude Medical Inc. ........................           1,019,300              58,354,925
  (a)SuperGen Inc. ................................             711,500               7,684,200
  (a)Texas Biotechnology Corp. ....................           1,215,300               8,628,630
  (a)Thoratec Corp. ...............................             471,900               4,332,042
  (a)Titan Pharmaceuticals Inc. ...................             360,800              12,718,200
     United Therapeutics Corp. ....................             454,600               5,455,200
  (a)Varian Medical Systems Inc. ..................             946,800              65,234,520
  (a)Ventana Medical Systems Inc. .................             744,300              17,974,845
     Versicor Inc. ................................             322,900               3,099,840
(a,b)Visible Genetics Inc. (Canada) ...............           1,206,000              18,295,020
                                                                                   ------------
                                                                                    623,527,344
                                                                                   ------------
     INDUSTRIAL SERVICES 4.7%
(a,b)Atwood Oceanics Inc. .........................           1,216,600              54,321,190
(a,b)Core Laboratories NV (Netherlands) ... .......           1,900,000              45,372,000
(a,b)Grey Wolf Inc. ...............................          11,445,600              73,251,840
  (a)Marine Drilling Cos. Inc. ....................           1,697,700              50,880,069
  (a)Oil States International Inc. ................           1,276,200              13,400,100
  (a)Pride International Inc. .....................           1,049,700              27,953,511

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STATEMENT OF INVESTMENTS, APRIL 30, 2001 (CONT.)

     FRANKLIN SMALL CAP GROWTH FUND I                           SHARES                 VALUE
------------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
     INDUSTRIAL SERVICES (CONT.)
  (a)Rowan Cos. Inc. ...............................          1,000,000            $ 33,190,000
  (a)Superior Energy Services Inc. .................          2,635,500              31,362,450
(a,b)Trico Marine Services Inc. ....................          2,757,500              39,928,600
(a,b)US Liquids Inc. ...............................          1,003,400               3,511,900
(a,b)Varco International Inc. ......................          5,678,281             132,758,210
  (a)Waste Connections Inc. ........................            818,800              23,294,860
                                                                                   ------------
                                                                                    529,224,730
                                                                                   ------------
     NON-ENERGY MINERALS .4%
  (b)Reliance Steel & Aluminum Co. .................          1,345,000              39,408,500
                                                                                   ------------
     PROCESS INDUSTRIES .8%
     Cambrex Corp. .................................            653,000              30,377,560
  (b)ChemFirst Inc. ................................            764,900              19,657,930
  (a)CoorsTek Inc. .................................            180,800               6,648,016
  (a)CUNO Inc. .....................................            575,200              14,679,104
     Valspar Corp. .................................            594,900              18,382,410
                                                                                   ------------
                                                                                     89,745,020
                                                                                   ------------
     PRODUCER MANUFACTURING 3.3%
  (a)Active Power Inc. .............................            452,100              10,104,435
  (a)Cable Design Technologies Corp. ...............            700,000              10,402,000
  (a)Capstone Turbine Corp. ........................            885,100              25,933,430
     Catalytica Energy Systems Inc. ................            325,269               5,366,939
  (a)Gentex Corp. ..................................          2,276,700              61,470,900
  (b)Gibraltar Steel Corp. .........................          1,012,800              22,170,192
(a,b)Mettler-Toledo International Inc. (Switzerland)          2,931,600             129,723,300
  (a)Power-One Inc. ................................            785,500              13,754,105
     Roper Industries Inc. .........................          1,224,340              51,177,412
  (a)Varian Inc. ...................................          1,302,300              42,090,336
  (a)Wilson Greatbatch Technologies Inc. ...........            114,000               2,793,000
                                                                                   ------------
                                                                                    374,986,049
                                                                                   ------------
     REAL ESTATE 2.6%
     Alexandria Real Estate Equities Inc. ..........            345,500              12,824,960
     Arden Realty Inc. .............................            638,100              15,997,167
     Brandywine Realty Trust .......................            405,000               7,986,600
     Camden Property Trust .........................            774,300              25,784,190
  (a)Catellus Development Corp. ....................            549,100               8,922,875
     Colonial Properties Trust .....................            273,400               7,901,260
     Developers Diversified Realty Corp. ...........            796,600              12,044,592
     Duke-Weeks Realty Corp. .......................          1,168,500              26,922,240
     FelCor Lodging Trust Inc. .....................             39,700                 873,003
     General Growth Properties Inc. ................          1,356,400              48,979,604
     Glenborough Realty Trust Inc. .................            818,900              14,248,860
     Innkeepers USA Trust ..........................          1,198,800              13,606,380
     Liberty Property Trust ........................            319,500               9,217,575
     MeriStar Hospitality Corp. ....................          1,426,000              28,662,600


88
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STATEMENT OF INVESTMENTS, APRIL 30, 2001 (CONT.)


   FRANKLIN SMALL CAP GROWTH FUND I                             SHARES                  VALUE
-----------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   REAL ESTATE (CONT.)
   Reckson Associates Realty Corp. ................           1,462,300            $ 34,378,673
   SL Green Realty Corp. ..........................             816,800              23,368,648
                                                                                   ------------
                                                                                    291,719,227
                                                                                   ------------
   RETAIL TRADE 1.8%
(a)Dollar Tree Stores Inc. ........................           2,299,100              48,097,172
   Family Dollar Stores Inc. ......................           3,488,700              88,996,737
(a)Kmart Corp. ....................................           5,426,200              54,262,000
(a)The Men's Wearhouse Inc. .......................             544,800              13,865,160
                                                                                   ------------
                                                                                    205,221,069
                                                                                   ------------
(a)TECHNOLOGY SERVICES 16.7%
   Actuate Corp. ..................................           2,605,800              32,598,558
(b)Affiliated Computer Services Inc., A ...........           2,765,800             199,137,600
   Art Technology Group Inc. ......................           1,579,400              14,435,716
   Aspect Communications Corp. ....................           1,174,500               6,177,870
   BEA Systems Inc. ...............................           5,270,400             215,295,840
   Bindview Development Corp. .....................           1,630,000               4,303,200
   The Bisys Group Inc. ...........................             181,600               8,753,120
(b)Brio Technology Inc. ...........................           1,715,700              10,379,985
   BroadVision Inc. ...............................             269,700               1,723,383
   Check Point Software Technologies Ltd. (Israel).           1,749,000             109,714,770
   CNET Networks Inc. .............................             859,250              10,542,998
(b)Complete Business Solutions Inc. ...............           1,690,900              18,041,903
   Concord EFS Inc. ...............................           1,905,000              88,677,750
   Cysive Inc. ....................................             821,600               3,039,920
   Docent Inc. ....................................             475,700               2,449,855
   Documentum Inc. ................................           1,000,000              14,970,000
   Embarcadero Technologies Inc. ..................             198,600               6,845,742
   Entrust Technologies Inc. ......................           1,307,200               8,222,288
   Evolve Software Inc. ...........................             667,800               1,101,870
   H.T.E. Inc. ....................................             609,100               1,120,744
(b)HNC Software Inc. ..............................           1,922,800              52,357,844
   i2 Technologies Inc. ...........................           3,149,800              54,838,018
   iAsiaWorks Inc. ................................           1,738,900               1,721,511
   Informatica Corp. ..............................           1,221,800              30,850,450
   Internet Security Systems Inc. .................             200,400               9,997,956
   Intertrust Technologies Corp. ..................             346,000               1,183,320
   Interwoven Inc. ................................           2,788,800              40,828,032
   Intuit Inc. ....................................           1,366,200              43,773,048
   Liberate Technologies Inc. .....................             927,800               9,083,162
   MatrixOne Inc. .................................             700,400              16,837,616
   Mercury Interactive Corp. ......................             462,800              30,614,220
   Micromuse Inc. .................................           2,700,800             133,689,600
   National Instruments Corp. .....................             179,800               6,293,000
   Netiq Corp. ....................................           1,006,300              29,544,968
   NetScout Systems Inc. ..........................             140,000               1,155,000
   Nuance Communications Inc. .....................           1,148,700              14,714,847

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STATEMENT OF INVESTMENTS, APRIL 30, 2001 (CONT.)


     FRANKLIN SMALL CAP GROWTH FUND I                           SHARES                 VALUE
-----------------------------------------------------------------------------------------------
     COMMON STOCKS (CONT.)
  (a)TECHNOLOGY SERVICES (CONT.)
     Openwave Systems Inc. ........................             575,914          $   19,932,384
     Precise Software Solutions Ltd. (Israel) .....             501,000              11,798,550
  (b)Predictive Systems Inc. ......................           2,051,300               4,635,938
     Proxicom Inc. ................................           2,118,800              11,950,032
     Quest Software Inc. ..........................           1,153,000              42,407,340
     Rare Medium Group Inc. .......................             729,800                 861,164
     Retek Inc. ...................................           2,390,113              69,050,365
  (b)RSA Security Inc. ............................           3,330,000             106,560,000
     Sapient Corp. ................................           4,361,000              58,655,450
     Selectica Inc. ...............................             842,100               3,301,032
     Serena Software Inc. .........................             811,200              15,623,712
     SonicWALL Inc. ...............................             777,700              13,679,743
     SpeechWorks International Inc. ...............             311,800               4,022,220
     Tumbleweed Communications Corp. ..............             723,700               1,628,325
     ValiCert Inc. ................................             479,500               1,179,570
     VERITAS Software Corp. .......................           2,037,150             121,434,512
     Verity Inc. ..................................           1,572,200              35,405,944
     Vignette Corp. ...............................           1,489,200               9,977,640
     webMethods Inc. ..............................             500,000              11,675,000
     Wind River Systems Inc. ......................           3,532,524              99,334,575
                                                                                 --------------
                                                                                  1,878,129,200
                                                                                 --------------
     TRANSPORTATION 2.9%
  (a)Alaska Air Group Inc. ........................             600,000              16,890,000
(a,b)Atlantic Coast Airlines Holdings Inc. ........           2,800,000              67,760,000
     C.H. Robinson Worldwide Inc. .................           2,551,200              69,035,472
  (b)Expeditors International of Washington Inc....           2,929,300             146,552,879
  (a)Hub Group Inc., A ............................             209,900               2,019,238
  (a)Mesa Air Group Inc. ..........................           1,065,900              11,724,900
     SkyWest Inc. .................................             345,100               9,145,150
                                                                                 --------------
                                                                                    323,127,639
                                                                                 --------------
     UTILITIES .8%
  (a)Aquila Inc. ..................................           1,010,100              30,616,131
     Atmos Energy Corp. ...........................             994,700              22,549,849
  (a)NewPower Holdings Inc. .......................             266,500               2,291,900
     Northwestern Corp. ...........................             551,700              13,792,500
  (a)NRG Energy Inc. ..............................             589,500              21,074,622
                                                                                 --------------
                                                                                     90,325,002
                                                                                 --------------
     TOTAL COMMON STOCKS (COST $7,614,437,154) ....                               9,544,892,748
                                                                                 --------------
     PREFERRED STOCKS .1%
(a,c)ELECTRONIC TECHNOLOGY
     3Ware Inc., pfd., D ..........................             855,446               3,421,784
     Anda Networks, pfd., D .......................             364,431               2,106,411
     Kestrel Solutions, pfd., D ...................             239,831               1,438,986
                                                                                 --------------
     TOTAL PREFERRED STOCKS (COST $12,895,820) ....                                   6,967,181
                                                                                 --------------

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STATEMENT OF INVESTMENTS, APRIL 30, 2001 (CONT.)


  FRANKLIN SMALL CAP GROWTH FUND I                                                          SHARES             VALUE
-----------------------------------------------------------------------------------------------------------------------
  CONVERTIBLE PREFERRED STOCK .2%
  FINANCE
  Washington Mutual Inc., 8.00%, cvt. pfd. (COST $15,000,000) ..................            300,000     $    22,830,000
                                                                                                        ---------------

                                                                                         PRINCIPAL
                                                                                          AMOUNT
                                                                                       ------------
   CONVERTIBLE BONDS .1%
   COMMUNICATIONS
   Primus Telecommunications Group Inc., cvt., 144A, 5.75%, 2/15/07 ............     $   19,750,000           3,505,625
                                                                                                        ---------------
   ELECTRONIC TECHNOLOGY
   Cyras Systems Inc., cvt., 144A, 4.50%, 8/15/05 ..............................          3,830,000           4,318,325
                                                                                                        ---------------
   TOTAL CONVERTIBLE BONDS (COST $23,580,000) ..................................                              7,823,950
                                                                                                        ---------------
   TOTAL LONG TERM INVESTMENTS (COST $7,665,912,974) 85.4% .....................                          9,582,513,879
                                                                                                        ---------------
   REPURCHASE AGREEMENTS 16.7%
(d)Joint Repurchase Agreement, 4.540%, 5/01/01, (Maturity Value $1,626,870,443)       1,626,665,302       1,626,665,302
    ABN Amro Inc. (Maturity Value $140,050,177)
    Barclays Capital Inc. (Maturity Value $140,050,177)
    Bear, Stearns & Co. Inc. (Maturity Value $80,028,675)
    BMO Nesbitt Burns Corp. (Maturity Value $140,050,177)
    BNP Paribas Securities Corp. (Maturity Value $140,050,177)
    Chase Securities Inc. (Maturity Value $140,050,177)
    Deutsche Bank Securities (Maturity Value $140,050,177)
    Dresdner Kleinwort Benson, North America, LLC (Maturity Value $140,050,177)
    Lehman Brothers Inc. (Maturity Value $146,339,998)
    Morgan Stanley & Co. Inc. (Maturity Value $140,050,177)
    SG Cowen Securities Corp. (Maturity Value $140,050,177)
    USB Warburg LLC (Maturity Value $140,050,177)
     Collateralized by U.S. Treasury Bills, Notes and Bonds, and U.S.
      Government Agency Securities
(e)Bear, Stearns & Co. Inc., 4.550%, 5/01/01, (Maturity Value $62,245,731) .....         62,237,865          62,237,865
     Collateralized by U.S. Treasury Notes
(e)BNP Paribas Securities Corp., 4.510%, 5/01/01 (Maturity Value $62,245,576) ..         62,237,779          62,237,779
     Collateralized by U.S. Treasury Notes
(e)Greenwich Capital Markets Inc., 4.500%, 5/01/01, (Maturity Value $62,245,576)         62,237,796          62,237,796
     Collateralized by U.S. Treasury Notes
(e)UBS Warburg LLC, 4.530%, 5/01/01, (Maturity Value $62,244,661) ..............         62,236,830          62,236,830
     Collateralized by U.S. Treasury Notes and Bonds
                                                                                                        ---------------
   TOTAL REPURCHASE AGREEMENTS (COST $1,875,615,572) ...........................                          1,875,615,572
                                                                                                        ---------------
   TOTAL INVESTMENTS (COST $9,541,528,546) 102.1% ..............................                         11,458,129,451
   OTHER ASSETS, LESS LIABILITIES (2.1)% .......................................                           (231,003,993)
                                                                                                        ---------------
   NET ASSETS 100.0% ...........................................................                        $11,227,125,458
                                                                                                        ===============


(a)Non-income producing
(b)See Note 7 regarding holdings of 5% voting securities.
(c)See Note 6 regarding restricted securities.
(d)See Note 1(c) regarding joint repurchase agreement.
(e)See Note 1(d) regarding securities lending.


                       See notes to financial statements.

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Financial Highlights

FRANKLIN SMALL CAP GROWTH FUND II

                                                                                                         CLASS A
                                                                                                         -------
                                                                                                        YEAR ENDED
                                                                                                      APRIL 30, 2001
                                                                                                      --------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................................................................     $10.00
                                                                                                         ------
Income from investment operations:
  Net investment loss(a) ...........................................................................       (.04)
  Net realized and unrealized gains ................................................................        .31
                                                                                                         ------
Total from investment operations ...................................................................        .27
Net asset value, end of year........................................................................     $10.27
                                                                                                         ======


Total return(b) ....................................................................................       2.70%


RATIOS/SUPPLEMENTAL DATA
 Net assets, end of year (000's) ...................................................................   $456,452
  Ratios to average net assets:
    Expenses .......................................................................................       1.32%
 Net investment loss................................................................................       (.36)%
Portfolio turnover rate ...........................................................................      74.97%


(a)   Based on average shares outstanding.
(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

FRANKLIN STRATEGIC SERIES
FINANCIAL HIGHLIGHTS (continued)


FRANKLIN SMALL CAP GROWTH FUND II (CONT.)

                                                                                                   Class B
                                                                                                   -------
                                                                                                  Year Ended
                                                                                                 April 30, 2001
                                                                                                 --------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...............................................................    $10.00
                                                                                                      ------
 Income from investment operations:
 Net investment loss(a) ..........................................................................      (.11)
 Net  realized  and  unrealized  gains ...........................................................       .31
                                                                                                      ------
Total from  investment  operations ...............................................................       .20
                                                                                                      ------
Net asset  value,  end  of  year .................................................................    $10.20
                                                                                                      ======


Total return(b) ..................................................................................      2.00%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .................................................................  $104,640
Ratios to average net assets:
 Expenses ......................................................................................      1.97%
 Net investment loss .............................................................................     (1.03)%
Portfolio turnover rate ..........................................................................     74.97%


(a)   Based on average shares outstanding.
(b) Total return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.

FRANKLIN STRATEGIC SERIES
Financial Highlights (continued)


FRANKLIN SMALL CAP GROWTH FUND II (cont.)

                                                                          CLASS C
                                                                          -------
                                                                        YEAR ENDED
                                                                       APRIL 30, 2001
                                                                       --------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .........................         $       10.00
                                                                     --------------
Income from investment operations:
   Net investment loss(a)...................................                  (.11)
   Net realized and unrealized gains .......................                   .32
                                                                     --------------
Total from investment operations ...........................                   .21
                                                                     --------------
Net asset value, end of year ...............................         $       10.21
                                                                     ==============
Total return(b).............................................                  2.10%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ........,..................          $     158,053
Ratios to average net assets:
  Expenses.................................................                   1.97%
  Net investment loss .....................................                 (1.03)%
Portfolio turnover rate ...................................                  74.97%



(a)   Based on average shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

FRANKLIN STRATEGIC SERIES
Financial Highlights (continued)


FRANKLIN SMALL CAP GROWTH FUND II (CONT.)

                                                                                                ADVISOR CLASS
                                                                                                -------------
                                                                                                 YEAR ENDED
                                                                                                APRIL 30, 2001
                                                                                                --------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
  Net asset value, beginning of year ..........................................................    $10.00
                                                                                                   ------
Income from investment operations:
 Net investment loss(a) .......................................................................      (.01)
Net realized and unrealized gains .............................................................       .32
                                                                                                   ------
Total from investment operations ..............................................................       .31
                                                                                                   ------
Net asset value, end of year ..................................................................    $10.31
                                                                                                   ======


Total return(b) ...............................................................................     3.10%


RATIOS/SUPPLEMENTAL DATA
 Net assets, end of year (000's) ..............................................................   $55,606
 Ratios to average net assets:
  Expenses ....................................................................................      .97%
  Net investment loss .........................................................................     (.05)%
 Portfolio turnover rate ......................................................................    74.97%


(a)   Based on average shares outstanding.

(b)   Total return is not annualized for periods less than one year.


              See notes to financial statements.                            95

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS, APRIL 30, 2001

FRANKLIN SMALL CAP GROWTH FUND II                                                         SHARES         VALUE
-----------------------------------------------------------------------------------------------------------------
COMMON STOCKS 88.8%
(a) COMMERCIAL SERVICES 2.6%
DigitalThink Inc. ...................................................................     100,000    $   857,000

ProBusiness Services Inc. ...........................................................     551,400     12,434,070

Resources Connection Inc. ...........................................................     264,900      7,033,095
                                                                                                     -----------
                                                                                                      20,324,165
                                                                                                     -----------
(a) COMMUNICATIONS 2.4%
Leap Wireless International Inc. ....................................................     400,000     13,944,000
Microcell Telecommunications Inc., B (Canada) .......................................     150,000      1,376,505
SBA Communications Corp. ............................................................     100,000      3,409,000
                                                                                                     -----------
                                                                                                      18,729,505
                                                                                                     -----------
(a) CONSUMER DURABLES .5%
WMS Industries Inc. .................................................................     175,000      3,652,250
                                                                                                     -----------

(a) CONSUMER SERVICES 7.6%
Acme Communications Inc. ............................................................     300,000       2,844,000
Argosy Gaming Co. ...................................................................     200,000       5,580,000
CEC Entertainment Inc. ..............................................................     200,000      10,250,000
Cheap Tickets Inc. ..................................................................     600,000       6,300,000
Citadel Communications Corp. ........................................................     700,000      17,857,000
Entravision Communications Corp. ....................................................   1,000,000      10,100,000
Station Casinos Inc. ................................................................     418,000       5,877,080
                                                                                                      -----------

                                                                                                       58,808,080
                                                                                                      -----------
ELECTRONIC TECHNOLOGY 31.4%
(a) Advanced Digital Information Corp. ................................................   800,000      15,776,000
(a) Advanced Fibre Communications Inc. ................................................ 1,000,000      15,690,000
(a) Alph(a) Industries Inc. ...........................................................   200,000       4,914,000
(a) Avocent Corp. .....................................................................   549,999      13,689,475
(a) Caliper Technologies Corp. ........................................................   150,000       3,450,000
(a) Catapult Communications Corp. .....................................................   200,000       5,660,000
(a) Credence Systems Corp. ............................................................   350,000       8,312,500
    CTS Corp. .........................................................................   225,000       5,400,000
(a) DDI Corp. .........................................................................   601,200      14,771,484
(a) Integrated Circuit Systems Inc. ...................................................   765,000      12,829,050
(a) Intersil Holding Corp. ............................................................   725,000      23,374,000
(a) Ixi(a) ............................................................................   550,000       9,350,000
(a) Maxtor Corp. ......................................................................   976,296       7,986,101
(a) Nanometrics Inc. ..................................................................   105,000       3,071,250
(a) Power Integrations Inc. ...........................................................   300,000       5,598,000
(a) Powerwave Technologies Inc. .......................................................   600,000      10,902,000
(a) Rudolph Technologies Inc. .........................................................   400,000      19,236,000
(a) Semtech Corp. .....................................................................   550,000      15,823,500
(a) Sierr(a) Wireless Inc. (Canada) ...................................................   200,000       5,290,000
(a) Silicon Graphics Inc. ............................................................. 1,800,000       4,716,000
(a) Stanford Microdevices Inc. ........................................................   450,000       5,850,000
(a) Varian Semiconductor Equipment Associates Inc. ....................................   575,000      26,191,250
(a) Western Multiplex Corp. ...........................................................   750,000       5,032,500
                                                                                                      -----------
                                                                                                      242,913,110
                                                                                                      -----------

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS, APRIL 30, 2001 (CONT.)

  FRANKLIN SMALL CAP GROWTH FUND II                                   SHARES        VALUE
  -----------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
(a) ENERGY MINERALS .9%
    Chesapeake Energy Corp. .............................            300,000    $ 2,490,000
    Spinnaker Exploration Co. ...........................             50,000      2,275,000
    Stone Energy Corp. ..................................             45,000      2,236,500
                                                                                 ----------
                                                                                  7,001,500
                                                                                 ----------
    FINANCE 5.9%
(a) AmeriCredit Corp. ...................................            300,000     13,908,000
    Reckson Associates Realty Corp. .....................            300,000      7,053,000
    Reinsurance Group of America Inc. ...................            411,300     13,860,810
(a) Security Capital Group Inc., B ......................            350,000      7,245,000
(a) Silicon Valley Bancshares ...........................            150,000      3,759,000
                                                                                 ----------
                                                                                 45,825,810
                                                                                 ----------
(a) HEALTH SERVICES .4%
    Triad Hospitals Inc. ................................            100,000      3,142,000
                                                                                 ----------

    HEALTH TECHNOLOGY 4.2%
    Alpharma Inc., A ....................................            350,000      7,917,000
(a) Argonaut Technologies Inc. ..........................             76,200        361,188
(a) Aspect Medical Systems Inc. .........................            100,000      1,001,000
(a) Digene Corp. ........................................            140,000      2,933,000
(a) North American Scientific Inc. ......................            175,000      2,317,000
(a) ORATEC Interventions Inc. ...........................            150,000        928,500
(a) Ortec International Inc. ............................            444,444      2,777,775
(a) Packard BioScience Co. ..............................            525,000      3,648,750
(a) Varian Medical Systems Inc. .........................             80,000      5,512,000
(a) Ventana Medical Systems Inc. ........................            200,000      4,830,000
                                                                                 ----------
                                                                                 32,226,213
                                                                                 ----------

(a) INDUSTRIAL SERVICES .7%
    Cal Dive International Inc. .........................            100,000      2,801,000
    Superior Energy Services Inc. .......................            250,000      2,975,000
                                                                                 ----------
                                                                                  5,776,000
                                                                                 ----------

    NON-ENERGY MINERALS 2.3%
    Reliance Steel & Aluminum Co. .......................            300,000      8,790,000
(a) Stillwater Mining Co. ...............................            305,100      9,326,907
                                                                                 ----------
                                                                                 18,116,907
                                                                                 ----------

    PROCESS INDUSTRIES 4.3%
    Cambrex Corp. .......................................            300,000     13,956,000
(a) CoorsTek Inc. .......................................            287,900     10,586,083
(a) Pactiv Corp. ........................................            600,000      8,388,000
                                                                                 ----------
                                                                                 32,930,083
                                                                                 ----------

    PRODUCER MANUFACTURING 10.4%
(a) Beacon Power Corp. ..................................            500,000      2,000,000
(a) Gentex Corp. ........................................            600,000     16,200,000
(a) Mettler-Toledo International Inc. (Switzerland) .....            425,000     18,806,250
(a) Power-One Inc. ......................................            700,000     12,257,000

FRANKLIN STRATEGIC SERIES

       FRANKLIN SMALL CAP GROWTH FUND II                               SHARES         VALUE
---------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       PRODUCER MANUFACTURING (CONT.)
       Roper Industries Inc. .............................            300,000    $ 12,540,000
  (a)  Varian Inc. .......................................            575,000      18,584,000
                                                                                 ------------
                                                                                   80,387,250
                                                                                 ------------
  (a)  RETAIL TRADE 2.3%
       Cost Plus Inc. ....................................            421,900      10,041,220
       Linens `n Things Inc. .............................            300,000       8,103,000
                                                                                 ------------
                                                                                   18,144,220
                                                                                 ------------
       TECHNOLOGY SERVICES 9.7%
  (a)  Actuate Corp. .....................................            400,000       5,004,000
  (a)  Bindview Development Corp. ........................            750,000       1,980,000
  (a)  Brio Technology Inc. ..............................          1,000,000       6,050,000
  (a)  Evolve Software Inc. ..............................            539,400         890,010
  (a)  Frontline Capital Group ...........................            261,300       2,351,700
  (a)  Inforte Corp. .....................................            471,874       4,789,521
       Jack Henry & Associates Inc. ......................            700,000      19,733,000
  (a)  Keane Inc. ........................................            600,000      10,650,000
  (a)  MatrixOne Inc. ....................................            296,800       7,135,073
  (a)  Precise Software Solutions Ltd. (Israel) ..........            300,000       7,065,000
  (a)  Sapient Corp. .....................................            300,000       4,035,000
  (a)  Verity Inc. .......................................            250,000       5,630,000
                                                                                 ------------
                                                                                   75,313,304
                                                                                 ------------

  (a)  TRANSPORTATION 3.1%
       Atlantic Coast Airlines Holdings Inc. .............            500,000      12,100,000
       Forward Air Corp. .................................            350,000      12,145,000
                                                                                 ------------
                                                                                   24,245,000
                                                                                 ------------
  (a)  UTILITIES .1%
       Newpower Holdings Inc. ............................            100,000         860,000
                                                                                 ------------
       TOTAL COMMON STOCKS (COST $670,893,848) ...........                        688,395,397
                                                                                 ------------
(a,b)  PREFERRED STOCKS .1%
       Micro Photonix Integration Corp., pfd., C (COST $600,888)       95,148         475,740
                                                                                 ------------
       TOTAL LONG TERM INVESTMENTS (COST $671,494,736) .....                      688,871,137
                                                                                 ------------
  (c)  SHORT TERM INVESTMENTS 11.2%
       Franklin Institutional Fiduciary Trust Money Market
       Portfolio (COST $86,917,975) ........................       86,917,975      86,917,975
                                                                                 ------------
       TOTAL INVESTMENTS (COST $758,412,711) 100.1% ........                      775,789,112
       OTHER ASSETS, LESS LIABILITIES (.1)% ................                       (1,037,812)
                                                                                 ------------
       NET ASSETS 100.0% ...................................                     $774,751,300
                                                                                 ============


(a)  Non-income producing

(b)  See Note 6 regarding restricted securities.

(c)  See Note 3 regarding investment in the "Sweep Money Fund."


98                  See notes to financial statements.

FRANKLIN STRATEGIC SERIES

Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2001

                                                     FRANKLIN           FRANKLIN              FRANKLIN
                                                    AGGRESSIVE         CALIFORNIA             LARGE CAP
                                                   GROWTH FUND         GROWTH FUND           GROWTH FUND
                                                ---------------------------------------------------------
Assets:
 Investments in securities:
  Cost ....................................     $   246,925,764      $ 1,901,293,682      $   143,248,594
                                                =========================================================
  Value ...................................         235,647,236        2,172,803,987          148,254,322
 Receivables:
  Investment securities sold ..............             923,999            9,015,368            1,264,663
  Capital shares sold .....................           3,697,786            4,232,554            2,078,663
  Dividends ...............................              19,800              476,749              128,132
                                                ---------------------------------------------------------
      Total assets ........................         240,288,821        2,186,528,658          151,725,780
                                                ---------------------------------------------------------

Liabilities:
 Payables:
  Investment securities purchased .........           1,413,149            8,529,198            5,985,067
  Capital shares redeemed .................             622,032            5,021,826              356,340
  Affiliates ..............................             298,001            1,867,002              184,845
  Shareholders ............................              28,561              527,885               17,940
 Other liabilities ........................              92,019              538,774               46,675
                                                ---------------------------------------------------------
      Total liabilities ...................           2,453,762           16,484,685            6,590,867
                                                ---------------------------------------------------------
       Net assets, at value ...............     $   237,835,059      $ 2,170,043,973      $   145,134,913
                                                =========================================================

Net assets consist of:
 Undistributed net investment income ......     $          --        $          --        $          --
 Net unrealized appreciation (depreciation)         (11,278,528)         271,510,305            5,005,728
 Accumulated net realized loss ............        (126,644,067)        (204,000,694)         (33,754,242)
 Capital shares ...........................         375,757,654        2,102,534,362          173,883,427
                                                ---------------------------------------------------------
       Net assets, at value ...............     $   237,835,059      $ 2,170,043,973      $   145,134,913
                                                =========================================================


                           See notes to financial statements.                99

FRANKLIN STRATEGIC SERIES
Financial Statements (continued)


STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
APRIL 30, 2001


                                                                              FRANKLIN              FRANKLIN               FRANKLIN
                                                                             AGGRESSIVE            CALIFORNIA           LARGE CAP
                                                                             GROWTH FUND           GROWTH FUND           GROWTH FUND
                                                                             -------------------------------------------------------
CLASS A:
 Net  assets,  at  value ............................................       $  127,677,755       $1,680,031,838       $   63,998,956
                                                                            --------------------------------------------------------
 Shares  outstanding ................................................            8,344,711           49,333,113            5,552,921
                                                                            --------------------------------------------------------
 Net asset value per share(a) .......................................       $        15.30       $        34.05       $        11.53
                                                                            --------------------------------------------------------
 Maximum offering price per share (net asset value per share \ 94.25%)      $        16.23       $        36.13       $        12.23
                                                                            --------------------------------------------------------
CLASS B:
 Net  assets,  at  value ............................................       $   27,586,809       $  119,846,988       $    8,293,564
                                                                            --------------------------------------------------------
 Shares  outstanding ................................................            1,818,649            3,585,394              727,979
                                                                            --------------------------------------------------------
 Net asset value and maximum offering price per share(a) ..............     $        15.17       $        33.43       $        11.39
                                                                            --------------------------------------------------------
CLASS C:
 Net  assets,  at  value ............................................       $   60,294,412       $  370,165,147       $   55,070,895
                                                                            --------------------------------------------------------
 Shares  outstanding ................................................            3,981,805           11,049,624            4,831,402
                                                                            --------------------------------------------------------
 Net asset value per share(a) .........................................     $        15.14       $        33.50       $        11.40
                                                                            --------------------------------------------------------
 Maximum offering price per share (net asset value per share \ 99%) .       $        15.29       $        33.84       $        11.52
                                                                            --------------------------------------------------------

ADVISOR CLASS:
 Net  assets,  at  value ............................................       $   22,276,083                    -       $   17,771,498
                                                                            --------------------------------------------------------
 Shares  outstanding ................................................            1,446,741                    -            1,534,652
                                                                            --------------------------------------------------------
 Net asset value and maximum offering price per share ...............       $        15.40                    -       $        11.58
                                                                            --------------------------------------------------------


(a) Redemption price is equal to net asset value less any applicable contingent deferred sales charge.


100                                     See notes to financial statements.

FRANKLIN STRATEGIC SERIES
Financial Statements (continued)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
APRIL 30, 2001

                                                       FRANKLIN              FRANKLIN
                                                       SMALL CAP             SMALL CAP
                                                     GROWTH FUND I         GROWTH FUND II
                                                  ----------------------------------------
Assets:
 Investments in securities:
  Cost - Unaffiliated issuers ..............      $  6,314,415,304       $    758,412,711
  Cost - Non-controlled affiliated issuers .         1,351,497,670                   --
                                                  ----------------------------------------
  Value - Unaffiliated issuers .............         7,761,418,652            775,789,112
  Value - Non-controlled affiliated issuers          1,821,095,227                   --
 Repurchase agreements, at value and cost ..         1,875,615,572                   --
 Receivables:
  Investment securities sold ...............            87,553,426              1,767,779
  Capital shares sold ......................            33,635,073              9,569,058
  Dividends and interest ...................               990,600                   --
                                                  ----------------------------------------
      Total assets .........................        11,580,308,550            787,125,949
                                                  ----------------------------------------

Liabilities:
 Payables:
  Investment securities purchased ..........            74,891,744             10,231,275
  Capital shares redeemed ..................            17,854,892                937,073
  Affiliates ...............................             7,568,393                957,096
  Shareholders .............................               675,374                 27,073
 Collateral on securities loaned (Note 1(d))           248,950,270                   --
 Other liabilities .........................             3,242,419                222,132
                                                  ----------------------------------------
      Total liabilities ....................           353,183,092             12,374,649
                                                  ----------------------------------------
       Net assets, at value ................      $ 11,227,125,458       $    774,751,300
                                                  ----------------------------------------

Net assets consist of:
 Undistributed net investment income .......      $     27,645,609       $         (5,000)
 Net unrealized appreciation ...............         1,916,600,905             17,376,401
 Accumulated net realized loss .............          (611,407,357)           (72,911,396)
 Capital shares ............................         9,894,286,301            830,291,295
                                                  ----------------------------------------
       Net assets, at value ................      $ 11,227,125,458       $    774,751,300
                                                  ========================================


                       See notes to financial statements.                   101

FRANKLIN STRATEGIC SERIES
Financial Statements (continued)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
APRIL 30, 2001

                                                                                FRANKLIN           FRANKLIN
                                                                                SMALL CAP          SMALL CAP
                                                                              GROWTH FUND I     GROWTH FUND II
                                                                            ----------------------------------
CLASS A:
 Net assets, at value ................................................      $9,606,124,635      $  456,452,171
                                                                            ----------------------------------
 Shares outstanding ..................................................         281,315,047          44,456,834
                                                                            ----------------------------------
 Net asset value per share(a).........................................      $        34.15      $        10.27
                                                                            ----------------------------------
 Maximum offering price per share (net asset value per share / 94.25%)      $        36.23      $        10.90
                                                                            ----------------------------------

CLASS B:
 Net assets, at value ................................................                --        $  104,639,844
                                                                            ----------------------------------
 Shares outstanding ..................................................                --            10,255,578
                                                                            ----------------------------------
 Net asset value and maximum offering price per share(a)..............                --        $        10.20
                                                                            ----------------------------------

CLASS C:
 Net assets, at value ................................................      $1,263,168,504      $  158,053,424
                                                                            ----------------------------------
 Shares outstanding ..................................................          37,803,546          15,480,005
                                                                            ----------------------------------
 Net asset value per share(a).........................................      $        33.41      $        10.21
                                                                            ----------------------------------
 Maximum offering price per share (net asset value per share / 99%) ..      $        33.75      $        10.31
                                                                            ----------------------------------

ADVISOR CLASS:
 Net assets, at value ................................................      $  357,832,319      $   55,605,861
                                                                            ----------------------------------
 Shares outstanding ..................................................          10,411,002           5,393,527
                                                                            ----------------------------------
 Net asset value and maximum offering price per share ................      $        34.37      $        10.31
                                                                            ==================================


(a) Redemption price is equal to net asset value less any applicable contingent deferred sales charge.


102                     See notes to financial statements.

FRANKLIN STRATEGIC SERIES
Financial Statements (continued)

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED APRIL 30, 2001

                                                                               FRANKLIN           FRANKLIN             FRANKLIN
                                                                              AGGRESSIVE         CALIFORNIA            LARGE CAP
                                                                              GROWTH FUND        GROWTH FUND          GROWTH FUND
                                                                            -----------------------------------------------------
Investment income:
 Dividends(a).........................................................      $   1,585,918       $  22,779,847       $   1,292,357
 Interest ............................................................               --             1,084,811                --
                                                                            -----------------------------------------------------
      Total investment income ........................................          1,585,918          23,864,658           1,292,357
                                                                            -----------------------------------------------------

Expenses:
 Management fees (Note 3) ............................................          1,564,621          11,733,506             654,952
 Administrative fees (Note 3) ........................................            661,163                --               278,291
 Distribution fees (Note 3)
  Class A ............................................................            597,683           5,288,534             200,197
  Class B ............................................................            360,786           1,106,839              71,429
  Class C ............................................................            802,403           4,562,426             517,800
 Transfer agent fees (Note 3) ........................................            819,678           4,597,592             224,957
 Custodian fees ......................................................              3,463              25,272               1,690
 Reports to shareholders .............................................             41,174             249,059              10,224
 Registration and filing fees ........................................            150,521             314,753              80,846
 Professional fees (Note 3) ..........................................             35,301             107,335              14,686
 Trustees' fees and expenses .........................................              2,380              19,899                 999
 Amortization of offering costs (Note 1) .............................             12,745                --                13,003
 Other ...............................................................              3,490              57,586               1,109
                                                                            -----------------------------------------------------
      Total expenses .................................................          5,055,408          28,062,801           2,070,183
      Expenses waived/paid by affiliate (Note 3) .....................           (321,467)               --               (28,447)
                                                                            -----------------------------------------------------
       Net expenses ..................................................          4,733,941          28,062,801           2,041,736
                                                                            -----------------------------------------------------
        Net investment loss ..........................................         (3,148,023)         (4,198,143)           (749,379)
                                                                            -----------------------------------------------------

Realized and unrealized gains (losses):
 Net realized gain (loss) from:
   Investments .......................................................       (124,942,033)       (195,170,396)        (33,159,547)
   Foreign currency transactions .....................................            (16,656)               --                 3,645
                                                                            -----------------------------------------------------
      Net realized loss ..............................................       (124,958,689)       (195,170,396)        (33,155,902)
 Net unrealized depreciation on investments ..........................        (32,887,823)       (690,569,994)         (7,414,343)
                                                                            -----------------------------------------------------
Net realized and unrealized loss .....................................       (157,846,512)       (885,740,390)        (40,570,245)
                                                                            -----------------------------------------------------
Net decrease in net assets resulting from operations .................      $(160,994,535)      $(889,938,533)      $ (41,319,624)
                                                                            =====================================================


(a) Net of foreign taxes of $703, $3,903, and $12,665 for the Franklin Aggressive Growth Fund, Franklin California Growth Fund, and Franklin Large Cap Growth Fund, respectively.


                     See notes to financial statements.                     103

FRANKLIN STRATEGIC SERIES
Financial Statements (continued)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEAR ENDED APRIL 30, 2001


                                                                          FRANKLIN              FRANKLIN
                                                                          SMALL CAP            SMALL CAP
                                                                       GROWTH FUND I        GROWTH FUND II
                                                                     -------------------------------------
Investment income:
 Dividends(a)
  Unaffiliated issuers ........................................      $    40,207,813       $     3,857,201
  Non-controlled affiliated issuers (Note 7) ..................            8,269,140                  --
 Interest .....................................................          104,359,703                41,340
                                                                     -------------------------------------
      Total investment income .................................          152,836,656             3,898,541
                                                                     -------------------------------------

Expenses:
 Management fees (Note 3) .....................................           59,688,107             1,990,018
 Administrative fees (Note 3) .................................                 --                 816,109
 Distribution fees (Note 3)
  Class A .....................................................           28,241,955               902,313
  Class B .....................................................                 --                 518,126
  Class C .....................................................           15,709,870               783,164
 Transfer agent fees (Note 3) .................................           18,617,610               873,722
 Custodian fees ...............................................              136,988                 3,297
 Reports to shareholders ......................................              743,898                28,006
 Registration and filing fees .................................            1,329,481                99,702
 Professional fees (Note 3) ...................................              286,788                19,529
 Trustees' fees and expenses ..................................               97,551                 2,890
 Organization costs ...........................................                 --                   6,250
 Amortization of offering costs (Note 1) ......................                 --                 132,261
 Other ........................................................              187,449                 1,319
                                                                     -------------------------------------
      Total expenses ..........................................          125,039,697             6,176,706
                                                                     -------------------------------------
       Net investment income (loss) ...........................           27,796,959            (2,278,165)
                                                                     -------------------------------------

Realized and unrealized gains (losses):
 Net realized loss from:
  Investments
   Unaffiliated issuers .......................................         (441,474,186)          (72,910,966)
   Non-controlled affiliated issuers (Note 7) .................         (145,956,614)                 --
  Foreign currency transactions ...............................              (93,349)                 (430)
                                                                     -------------------------------------
      Net realized loss .......................................         (587,524,149)          (72,911,396)
 Net unrealized appreciation (depreciation) on investments ....       (3,077,471,861)           17,376,401
                                                                     -------------------------------------
Net realized and unrealized loss ..............................       (3,664,996,010)          (55,534,995)
                                                                     -------------------------------------
Net decrease in net assets resulting from operations ..........      $(3,637,199,051)      $   (57,813,160)
                                                                     =====================================

(a) Net of foreign taxes and fees of $2,212 for the Franklin Small Cap Growth Fund I.


104                 See notes to financial statements.

FRANKLIN STRATEGIC SERIES
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED APRIL 30, 2001 AND 2000

                                                                      FRANKLIN AGGRESSIVE GROWTH FUND
                                                                 ---------------------------------------
                                                                         2001                  2000(a)
                                                                 ---------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment loss .....................................      $    (3,148,023)      $      (840,190)
  Net realized gain (loss) from investments and
   foreign currency transactions ..........................         (124,958,689)            1,403,190
  Net unrealized appreciation (depreciation) on
   investments ............................................          (32,887,823)           21,609,295
                                                                 ---------------------------------------
     Net increase (decrease) in net assets
       resulting from operations ..........................         (160,994,535)           22,172,295
 Distributions to shareholders from:
  Net investment income:
   Class A ................................................                 --                 (35,724)
   Class B ................................................                 --                    (931)
   Class C ................................................                 --                    --
   Advisor Class ..........................................                 --                 (44,448)
  Net realized gains:
   Class A ................................................              (56,518)             (919,936)
   Class B ................................................              (12,569)             (147,024)
   Class C ................................................              (27,878)             (367,784)
   Advisor Class ..........................................              (15,909)             (731,226)
                                                                 ---------------------------------------
 Total distributions to shareholders ......................             (112,874)           (2,247,073)
 Capital share transactions: (Note 2)
   Class A ................................................           38,662,074           171,716,009
   Class B ................................................           12,505,777            33,589,716
   Class C ................................................           19,718,772            81,820,441
   Advisor Class ..........................................           (4,732,037)           25,736,494
                                                                 ---------------------------------------
 Total capital share transactions .........................           66,154,586           312,862,660
      Net increase (decrease) in net assets ...............          (94,952,823)          332,787,882

Net assets:
 Beginning of year ........................................          332,787,882                  --
                                                                 ---------------------------------------
 End of year ..............................................      $   237,835,059       $   332,787,882
                                                                 =======================================
Undistributed net investment income included in
 net assets:
  End of year .............................................      $            --       $            --
                                                                 =======================================

                                                                      FRANKLIN CALIFORNIA GROWTH FUND
                                                                 --------------------------------------
                                                                         2001                  2000
                                                                 --------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment loss .....................................      $    (4,198,143)      $      (369,562)
  Net realized gain (loss) from investments and
   foreign currency transactions ..........................         (195,170,396)          209,962,858
  Net unrealized appreciation (depreciation) on
   investments ............................................         (690,569,994)          707,495,834
                                                                 --------------------------------------
     Net increase (decrease) in net assets
      resulting from operations ...........................         (889,938,533)          917,089,130
 Distributions to shareholders from:
  Net investment income:
   Class A ................................................           (8,876,937)           (2,379,497)
   Class B ................................................             (544,466)               (9,812)
   Class C ................................................                 --                (107,868)
   Advisor Class ..........................................                 --                    --
  Net realized gains:
   Class A ................................................         (115,300,737)                 --
   Class B ................................................           (7,075,725)                 --
   Class C ................................................          (25,599,562)                 --
   Advisor Class ..........................................                 --                    --
                                                                 --------------------------------------
 Total distributions to shareholders ......................         (157,397,427)           (2,497,177)
 Capital share transactions: (Note 2)
   Class A ................................................          465,327,403           488,036,697
   Class B ................................................          111,084,143            55,673,390
   Class C ................................................          122,952,132           117,149,571
   Advisor Class ..........................................                 --                    --
                                                                 --------------------------------------
 Total capital share transactions .........................          699,363,678           660,859,658
      Net increase (decrease) in net assets ...............         (347,972,282)
                                                                                         1,575,451,611
Net assets:
 Beginning of year ........................................        2,518,016,255           942,564,644
                                                                 --------------------------------------
 End of year ..............................................      $ 2,170,043,973       $ 2,518,016,255
                                                                 ======================================
Undistributed net investment income included in
 net assets:
  End of year .............................................      $            --       $            --
                                                                 ======================================


(a)  For the period June 23, 1999 (effective date) to April 30, 2000.


                       See notes to financial statements.                   105

FRANKLIN STRATEGIC SERIES
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED APRIL 30, 2001 AND 2000

                                                         FRANKLIN LARGE CAP GROWTH FUND        FRANKLIN SMALL CAP GROWTH FUND I
                                                     -----------------------------------------------------------------------------
                                                            2001               2000(a)              2001                 2000
                                                     -----------------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) ................      $     (749,379)     $    (210,550)      $     27,796,959     $     12,874,510
  Net realized gain (loss) from investments and
  foreign currency transactions ................        (33,155,902)          (143,706)          (587,524,149)         282,200,850
  Net unrealized appreciation (depreciation) on
  investments ..................................         (7,414,343)        12,420,071         (3,077,471,861)       4,340,182,573
                                                     -----------------------------------------------------------------------------
      Net increase (decrease) in net assets
 resulting from operations ....................         (41,319,624)        12,065,815         (3,637,199,051)       4,635,257,933
 Distributions to shareholders from:
  Net investment income:
   Class A ....................................             (65,823)            (6,366)           (67,237,271)          (8,352,984)
   Class B ....................................              (1,936)              --                     --                   --
   Advisor Class ..............................             (32,814)           (17,052)            (3,215,421)            (475,439)
  Net realized gains:
   Class A ....................................             (88,672)              --              (63,552,653)         (50,760,225)
   Class B ....................................             (11,211)              --                     --                   --
   Class C ....................................             (80,242)              --               (8,847,530)          (8,644,938)
   Advisor Class ..............................             (29,988)              --               (2,394,727)          (2,071,882)
                                                     -----------------------------------------------------------------------------
 Total distributions to shareholders ..........            (310,686)           (23,418)          (145,247,602)         (70,305,468)
 Capital share transactions: (Note 2)
   Class A ....................................          42,506,359         36,180,213          1,632,181,656        3,193,018,064
   Class B ....................................           6,218,522          3,951,744                   --                   --
   Class C ....................................          35,763,641         31,603,097             27,611,635          251,757,129
   Advisor Class ..............................           3,126,850         15,372,400             45,485,308          110,511,362
                                                     -----------------------------------------------------------------------------
 Total capital share transactions .............          87,615,372         87,107,454          1,705,278,599        3,555,286,555
      Net increase (decrease) in net assets ...          45,985,062         99,149,851         (2,077,168,054)       8,120,239,020
                                                     -----------------------------------------------------------------------------

Net assets:
 Beginning of year ............................          99,149,851               --           13,304,293,512        5,184,054,492
                                                     -----------------------------------------------------------------------------
 End of year ..................................      $  145,134,913      $  99,149,851       $ 11,227,125,458     $ 13,304,293,512
                                                     =============================================================================
Undistributed net investment income included in
  net assets:
  End of year .................................      $         --        $        --         $     27,645,609     $     12,646,044
                                                     =============================================================================


(a)  For the period June 7, 1999 (effective date) to April 30, 2000.


106                       See notes to financial statements.

FRANKLIN STRATEGIC SERIES
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEAR ENDED APRIL 30, 2001

                                                                               FRANKLIN
                                                                               SMALL CAP
                                                                            GROWTH FUND II
                                                                            --------------
                                                                                  2001
                                                                            --------------
Increase (decrease) in net assets:
 Operations:
  Net investment loss ................................................      $  (2,278,165)
  Net realized loss from investments and foreign currency
  transactions .......................................................        (72,911,396)
  Net unrealized appreciation on investments .........................         17,376,401
                                                                            --------------
      Net decrease in net assets resulting from operations ...........        (57,813,160)
 Capital share transactions: (Note 2)
   Class A ...........................................................        496,826,182
   Class B ...........................................................        111,970,456
   Class C ...........................................................        168,056,116
   Advisor Class .....................................................         55,711,706
                                                                            --------------
 Total capital share transactions ....................................        832,564,460
      Net increase in net assets .....................................        774,751,300
Net assets:
 Beginning of year ...................................................               --
                                                                            --------------
 End of year .........................................................      $ 774,751,300
                                                                            ==============
Undistributed net investment income included in net assets:
 End of year .........................................................      $      (5,000)
                                                                            ==============


                       See notes to financial statements.                   107

FRANKLIN STRATEGIC SERIES
Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Strategic Series (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of thirteen separate series. All funds included in this report (the Funds) are diversified except the Franklin California Growth Fund. The Funds' investment objective is capital growth.

Effective May 1, 2000, the Franklin Small Cap Growth Fund was renamed the Franklin Small Cap Growth Fund I and the Franklin Strategic Series began offering shares of the Franklin Small Cap Growth Fund II.

The following summarizes the Funds' significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. REPURCHASE AGREEMENTS:

The Funds may enter into repurchase agreements, which are accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Funds' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At April 30, 2001, all repurchase agreements held by the Fund had been entered into on that date.

d. SECURITIES LENDING:

The Franklin Small Cap Growth Fund I loans securities to certain brokers for which it receives cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. The collateral is invested in short-term investments as noted in the Statement of Investments. The fund bears the risk of loss with respect to the investment of the collateral.

FRANKLIN STRATEGIC SERIES
Notes to Financial Statements (continued)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

e. INCOME TAXES:

No provision has been made for income taxes because each fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

f. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

Distributions received by the Trust from securities may be a return of capital
(ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

Realized and unrealized gains and losses and net investment income (loss), other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

g. OFFERING COSTS:

Offering costs are amortized on a straight line basis over twelve months.

h. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

i. AUDIT GUIDE:

In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Franklin California Growth Fund to amortize all premium and discount on fixed-income securities. Such amortization will be included in net investment income but will not impact the net assets or the distributions of the fund. As of April 30, 2001, the fund estimates that the initial adjustment required upon adoption of premium and discount amortization will increase the recorded cost of its investments by approximately $2,543.

FRANKLIN STRATEGIC SERIES
Notes to Financial Statements (continued)


2. SHARES OF BENEFICIAL INTEREST

The classes of shares offered within each of the Funds are indicated below. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

CLASS A, CLASS C, & ADVISOR CLASS        CLASS A, CLASS B, & CLASS C          CLASS A, CLASS B, CLASS C, & ADVISOR CLASS
---------------------------------        ---------------------------          ------------------------------------------
Franklin Small Cap Growth Fund I         Franklin California Growth Fund      Franklin Aggressive Growth Fund
                                                                              Franklin Large Cap Growth Fund
                                                                              Franklin Small Cap Growth Fund II

At April 30, 2001, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Funds' shares were as follows:

                                                                     FRANKLIN                                 FRANKLIN
                                                              AGGRESSIVE GROWTH FUND                   CALIFORNIA GROWTH FUND
                                                        ---------------------------------------------------------------------------
                                                            SHARES             AMOUNT                SHARES              AMOUNT
                                                        ---------------------------------------------------------------------------
CLASS A SHARES:
Year ended April 30, 2001
 Shares sold ..................................           7,129,056      $   163,124,235           23,888,286      $ 1,147,695,281
 Shares issued on merger (Note 9) .............                --                   --              1,337,534           70,755,525
 Shares issued in reinvestment of distributions               2,344               43,230            2,783,458          116,181,507
 Shares redeemed ..............................          (5,606,001)        (124,505,391)         (19,068,986)        (869,304,910)
                                                        ---------------------------------------------------------------------------
 Net increase .................................           1,525,399      $    38,662,074            8,940,292      $   465,327,403
                                                        ===========================================================================
Year ended April 30, 2000(a)
 Shares sold ..................................           9,199,950      $   228,039,109           40,682,193      $ 1,739,833,942
 Shares issued in reinvestment of distributions              41,575              868,510               87,505            2,238,602
 Shares redeemed ..............................          (2,422,213)         (57,191,610)         (30,612,722)      (1,254,035,847)
                                                        ---------------------------------------------------------------------------
 Net increase .................................           6,819,312      $   171,716,009           10,156,976      $   488,036,697
                                                        ===========================================================================

CLASS B SHARES:
Year ended April 30, 2001
 Shares sold ..................................             824,210      $    19,121,415            2,482,273      $   117,929,174
 Shares issued in reinvestment of distributions                 583               10,921              172,907            7,103,015
 Shares redeemed ..............................            (340,830)          (6,626,559)            (358,316)         (13,948,046)
                                                        ---------------------------------------------------------------------------
 Net increase .................................             483,963      $    12,505,777            2,296,864      $   111,084,143
                                                        ===========================================================================

Year ended April 30, 2000(a)
 Shares sold ..................................           1,415,432      $    35,839,371            1,224,381      $    57,540,240
 Shares issued in reinvestment of distributions               5,883              122,903                  366                9,348
 Shares redeemed ..............................             (86,629)          (2,372,558)             (39,396)          (1,876,198)
                                                        ---------------------------------------------------------------------------
 Net increase .................................           1,334,686      $    33,589,716            1,185,351      $    55,673,390
                                                        ===========================================================================

FRANKLIN STRATEGIC SERIES
Notes to Financial Statements (continued)


2. SHARES OF BENEFICIAL INTEREST (CONT.)

                                                                 FRANKLIN                               FRANKLIN
                                                           AGGRESSIVE GROWTH FUND                CALIFORNIA GROWTH FUND
                                                       -------------------------------------------------------------------
                                                          SHARES           AMOUNT               SHARES            AMOUNT
                                                       -------------------------------------------------------------------
CLASS C SHARES:
Year ended April 30, 2001
 Shares sold ..................................         2,437,578      $  53,153,911          3,636,106      $ 172,898,309
 Shares issued in reinvestment of distributions             1,411             26,387            569,071         23,434,324
 Shares redeemed ..............................        (1,660,383)       (33,461,526)        (1,796,894)       (73,380,501)
                                                       -------------------------------------------------------------------
 Net increase .................................           778,606      $  19,718,772          2,408,283      $ 122,952,132
                                                       ===================================================================

Year ended April 30, 2000(a)
 Shares sold ..................................         3,542,640      $  90,778,820          3,758,694      $ 167,987,977
 Shares issued in reinvestment of distributions            16,200            338,092              3,833             97,626
 Shares redeemed ..............................          (355,641)        (9,296,471)        (1,336,546)       (50,936,032)
                                                       -------------------------------------------------------------------
 Net increase .................................         3,203,199      $  81,820,441          2,425,981      $ 117,149,571
                                                       ===================================================================

ADVISOR CLASS SHARES:
Year ended April 30, 2001
 Shares sold ..................................         1,083,208      $  23,729,307
 Shares issued in reinvestment of distributions               809             15,321
 Shares redeemed ..............................        (1,483,271)       (28,476,665)
                                                       -----------------------------
 Net decrease .................................          (399,254)     $  (4,732,037)
                                                       =============================

Year ended April 30, 2000(a)
 Shares sold ..................................         2,545,707      $  41,383,189
 Shares issued in reinvestment of distributions            35,243            737,625
 Shares redeemed ..............................          (734,955)       (16,384,320)
                                                       -----------------------------
 Net increase .................................         1,845,995      $  25,736,494
                                                       =============================

(a) For the Franklin Aggressive Growth Fund, for the period June 23, 1999 (effective date) to April 30, 2000.

                                                                  FRANKLIN                                FRANKLIN
                                                            LARGE CAP GROWTH FUND                  SMALL CAP GROWTH FUND I
                                                       ------------------------------------------------------------------------
                                                          SHARES            AMOUNT               SHARES              AMOUNT
                                                       ------------------------------------------------------------------------
CLASS A SHARES:
Year ended April 30, 2001
 Shares sold ..................................         4,038,421      $   58,501,278         148,200,752      $  6,429,285,812
 Shares issued in reinvestment of distributions            10,270             142,039           2,971,843           116,942,078
 Shares redeemed ..............................        (1,149,726)        (16,136,958)       (116,113,288)       (4,914,046,234)
                                                       ------------------------------------------------------------------------
 Net increase .................................         2,898,965      $   42,506,359          35,059,307      $  1,632,181,656
                                                       ========================================================================

Year ended April 30, 2000(b)
 Shares sold ..................................         2,924,412      $   39,983,795         288,032,174      $ 11,002,537,784
 Shares issued in reinvestment of distributions               425               5,394           1,370,984            52,139,031
 Shares redeemed ..............................          (270,881)         (3,808,976)       (215,619,217)       (7,861,658,751)
                                                       ------------------------------------------------------------------------
 Net increase .................................         2,653,956      $   36,180,213          73,783,941      $  3,193,018,064
                                                       ========================================================================

FRANKLIN STRATEGIC SERIES
Notes to Financial Statements (continued)

2. SHARES OF BENEFICIAL INTEREST (CONT.)

                                                                  FRANKLIN                            FRANKLIN
                                                            LARGE CAP GROWTH FUND              SMALL CAP GROWTH FUND I
                                                       -------------------------------------------------------------------
                                                           SHARES           AMOUNT             SHARES         AMOUNT
                                                       -------------------------------------------------------------------
CLASS B SHARES:
Year ended April 30, 2001
 Shares sold ..................................           524,342      $   7,539,128
 Shares issued in reinvestment of
  distributions................................               738             10,121
 Shares redeemed ..............................          (101,953)        (1,330,727)
                                                        ----------------------------
 Net increase .................................           423,127      $   6,218,522
                                                        ============================

Year ended April 30, 2000(b)
 Shares sold ..................................           312,870      $   4,073,874
 Shares redeemed ..............................            (8,018)          (122,130)
                                                        ----------------------------
 Net increase .................................           304,852      $   3,951,744
                                                        ============================

CLASS C SHARES:
Year ended April 30, 2001
 Shares sold ..................................         3,154,190      $  44,977,400          6,874,459      $ 291,010,139
 Shares issued in reinvestment of
  distributions................................             5,426             74,401            197,661          7,633,639
 Shares redeemed ..............................          (721,510)        (9,288,160)        (6,683,311)      (271,032,143)
                                                        ------------------------------------------------------------------
 Net increase .................................         2,438,106      $  35,763,641            388,809      $  27,611,635
                                                        ==================================================================

Year ended April 30, 2000(b)
 Shares sold ..................................         2,641,224      $  35,011,789         11,524,782      $ 447,983,335
 Shares issued in reinvestment of
  distributions................................              --                 --              202,348          7,563,366
 Shares redeemed ..............................          (247,928)        (3,408,692)        (5,758,041)      (203,789,572)
                                                        ------------------------------------------------------------------
 Net increase .................................         2,393,296      $  31,603,097          5,969,089      $ 251,757,129
                                                        ==================================================================

ADVISOR CLASS SHARES:
Year ended April 30, 2001
 Shares sold ..................................           415,037      $   6,141,172          4,263,604      $ 182,792,604
 Shares issued in reinvestment of
  distributions................................             4,277             59,362            101,825          4,030,216
 Shares redeemed ..............................          (222,434)        (3,073,684)        (3,505,602)      (141,337,512)
                                                        ------------------------------------------------------------------
 Net increase .................................           196,880      $   3,126,850            859,827      $  45,485,308
                                                        ==================================================================

Year ended April 30, 2000(b)
 Shares sold ..................................         1,572,648      $  18,058,940          6,861,496      $ 262,240,429
 Shares issued in reinvestment of
  distributions................................             1,229             15,598             52,137          1,992,113
 Shares redeemed ..............................          (236,105)        (2,702,138)        (4,156,748)      (153,721,180)
                                                        ------------------------------------------------------------------
 Net increase .................................         1,337,772      $  15,372,400          2,756,885      $ 110,511,362
                                                        ==================================================================


(b) For the Franklin Large Cap Growth Fund, for the period June 7, 1999 (effective date) to April 30, 2000.

FRANKLIN STRATEGIC SERIES
Notes to Financial Statements (continued)


2. SHARES OF BENEFICIAL INTEREST (CONT.)

                                           FRANKLIN
                                   SMALL CAP GROWTH FUND II
                                ------------------------------
                                   SHARES            AMOUNT
                                ------------------------------
CLASS A SHARES:
Year ended April 30, 2001
 Shares sold ............        57,264,688      $ 630,259,480
 Shares redeemed ........       (12,807,854)      (133,433,298)
                                ------------------------------
 Net increase ...........        44,456,834      $ 496,826,182
                                ==============================

CLASS B SHARES:
Year ended April 30, 2001
 Shares sold ............        10,737,067      $ 116,859,826
 Shares redeemed ........          (481,489)        (4,889,370)
                                ------------------------------
 Net increase ...........        10,255,578      $ 111,970,456
                                ==============================

CLASS C SHARES:
Year ended April 30, 2001
 Shares sold ............        17,009,123      $ 184,222,744
 Shares redeemed ........        (1,529,118)       (16,166,628)
                                ------------------------------
 Net increase ...........        15,480,005      $ 168,056,116
                                ==============================

ADVISOR CLASS SHARES:
Year ended April 30, 2001
 Shares sold ............         5,767,595      $  59,586,036
 Shares redeemed ........          (374,068)        (3,874,330)
                                ------------------------------
 Net increase ...........         5,393,527      $  55,711,706
                                ==============================


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors), Franklin Templeton Services, LLC (FT Services), and Franklin/Templeton Investor Services, LLC (Investor Services), the Funds' investment manager, principal underwriter, administrative manager and transfer agent, respectively.

Certain funds in the Trust may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund) which is managed by Advisers.

The Funds earned dividend income from the investment in the Sweep Money Fund as follows:

                                            FRANKLIN        FRANKLIN        FRANKLIN        FRANKLIN
                                           AGGRESSIVE      CALIFORNIA       LARGE CAP       SMALL CAP
                                           GROWTH FUND     GROWTH FUND     GROWTH FUND    GROWTH FUND II
                                           -------------------------------------------------------------
Dividend income ........................   $ 1,508,037     $11,205,210     $   694,689     $ 3,304,046

FRANKLIN STRATEGIC SERIES
Notes to Financial Statements (continued)


3. TRANSACTIONS WITH AFFILIATES (CONT.)

The Franklin California Growth Fund and the Franklin Small Cap Growth Fund I pay an investment management fee to Advisers based on the average net assets of the Funds as follows:

       ANNUALIZED
         FEE RATE     AVERAGE DAILY NET ASSETS
       ------------------------------------------------------------------
          .625%       First $100 million
          .500%       Over $100 million, up to and including $250 million
          .450%       Over $250 million, up to and including $10 billion
          .440%       Over $10 billion, up to and including $12.5 billion
          .420%       Over $12.5 billion, up to and including $15 billion

Fees are further reduced on net assets over $15 billion.

The Franklin Aggressive Growth Fund and the Franklin Large Cap Growth Fund pay an investment management fee to Advisers based on the average net assets of the Funds as follows:

       ANNUALIZED
        FEE RATE     AVERAGE DAILY NET ASSETS
        ----------------------------------------------------------------
          .500%      First $500 million
          .400%      Over $500 million, up to and including $1 billion
          .350%      Over $1 billion, up to and including $1.5 billion
          .300%      Over $1.5 billion, up to and including $6.5 billion

Fees are further reduced on net assets over $6.5 billion.

The Franklin Small Cap Growth Fund II pays an investment management fee to Advisers based on the average net assets of the Funds as follows:

       ANNUALIZED
        FEE RATE     AVERAGE DAILY NET ASSETS
        ----------------------------------------------------------------
          .550%      First $500 million
          .450%      Over $500 million, up to and including $1 billion
          .400%      Over $1 billion, up to and including $1.5 billion
          .350%      Over $1.5 billion, up to and including $6.5 billion

Fees are further reduced on net assets over $6.5 billion.

The Franklin Aggressive Growth Fund, the Franklin Large Cap Growth Fund, and the Franklin Small Cap Growth Fund II pay an administrative fee to FT Services of
 .20% per year of the funds' average daily net assets.

Under an agreement with Advisers, FT Services provides administrative services to the Franklin California Growth Fund and the Franklin Small Cap Growth Fund I. The fee is paid by Advisers based on the average daily net assets, and is not an additional expense of the funds.

FRANKLIN STRATEGIC SERIES
Notes to Financial Statements (continued)


3. TRANSACTIONS WITH AFFILIATES (CONT.)

Advisers agreed in advance to waive administrative fees for the Franklin Aggressive Growth Fund and the Franklin Large Cap Growth Fund, as noted in the Statements of Operations.

Management fees were reduced on assets invested in the Sweep Money Fund.

The Funds reimburse Distributors for costs incurred in marketing the Funds' shares up to certain percentage per year of their average daily net assets of each class as follows:

                                  FRANKLIN      FRANKLIN       FRANKLIN           FRANKLIN          FRANKLIN
                                 AGGRESSIVE    CALIFORNIA      LARGE CAP          SMALL CAP         SMALL CAP
                                GROWTH FUND   GROWTH FUND     GROWTH FUND       GROWTH FUND I     GROWTH FUND II
                                --------------------------------------------------------------------------------
Class A .........................   .35%          .25%           .35%               .25%               .35%
Class B .........................  1.00%         1.00%          1.00%                --               1.00%
Class C .........................  1.00%         1.00%          1.00%              1.00%              1.00%

Distributors paid net commissions on sales of the Funds' shares, and received contingent deferred sales charges for the year as follows:

                                       FRANKLIN       FRANKLIN       FRANKLIN        FRANKLIN        FRANKLIN
                                      AGGRESSIVE     CALIFORNIA      LARGE CAP       SMALL CAP       SMALL CAP
                                      GROWTH FUND    GROWTH FUND    GROWTH FUND    GROWTH FUND I   GROWTH FUND II
                                      ---------------------------------------------------------------------------
Net commissions paid ............     $  876,474     $5,840,882     $  587,853      $7,018,456      $5,625,515
Contingent deferred sales charges     $  185,340     $  355,569     $   36,664      $  332,450      $  128,903

The Funds paid transfer agent fees of $25,133,559, of which $11,103,333 was paid to Investor Services.

At April 30, 2001, Advisers and/or investment companies managed by Advisers owned 7.89% and 12.51% of the Franklin Aggressive Growth Fund and the Franklin Large Cap Growth Fund, respectively.

Included in professional fees are legal fees of $107,293 that were paid to a law firm in which a partner was an officer of the Funds.


4. INCOME TAXES

At April 30, 2001, the Funds had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

                                                   FRANKLIN        FRANKLIN        FRANKLIN         FRANKLIN       FRANKLIN
                                                  AGGRESSIVE      CALIFORNIA       LARGE CAP       SMALL CAP       SMALL CAP
                                                  GROWTH FUND     GROWTH FUND     GROWTH FUND    GROWTH FUND I   GROWTH FUND II
                                                  -----------------------------------------------------------------------------
Capital loss carryovers expiring in 2009 ......   $29,887,516     $53,002,823     $ 2,395,246     $58,496,257     $ 3,600,488

FRANKLIN STRATEGIC SERIES
Notes to Financial Statements (continued)

4. INCOME TAXES (CONT.)

At April 30, 2001, the following funds had deferred capital losses occurring subsequent to October 31, 2000. For tax purposes, such losses will be reflected in the year ending April 30, 2002.

 FRANKLIN              FRANKLIN                FRANKLIN              FRANKLIN                  FRANKLIN
AGGRESSIVE            CALIFORNIA               LARGE CAP             SMALL CAP                 SMALL CAP
GROWTH FUND           GROWTH FUND              GROWTH FUND          GROWTH FUND I            GROWTH FUND II
-----------------------------------------------------------------------------------------------------------
$90,274,188          $146,054,268              $25,956,559           $552,444,008              $65,124,027

At April 30, 2001, the following funds had deferred currency losses occurring subsequent to October 31, 2000. For tax purposes, such losses will be reflected in the year ending April 30, 2002.

 FRANKLIN                        FRANKLIN                          FRANKLIN                      FRANKLIN
AGGRESSIVE                       LARGE CAP                         SMALL CAP                     SMALL CAP
GROWTH FUND                     GROWTH FUND                      GROWTH FUND I                GROWTH FUND II
------------------------------------------------------------------------------------------------------------
   $3,764                          $3,546                            $36                           $430

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, offering costs, organization costs, and merger related expenses.

Net realized losses differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

At April 30, 2001, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

                                              FRANKLIN            FRANKLIN           FRANKLIN         FRANKLIN          FRANKLIN
                                             AGGRESSIVE          CALIFORNIA         LARGE CAP         SMALL CAP         SMALL CAP
                                             GROWTH FUND        GROWTH FUND        GROWTH FUND      GROWTH FUND I    GROWTH FUND II
                                            ---------------------------------------------------------------------------------------
Investments at cost ......................  $ 253,404,363    $ 1,906,270,540    $   148,647,485   $ 9,541,859,837    $ 762,599,162
                                            ---------------------------------------------------------------------------------------
Unrealized appreciation ..................  $  33,250,498    $   525,552,427    $    12,970,647   $ 3,512,527,151    $ 102,825,312
Unrealized depreciation ..................    (51,007,625)      (259,018,980)       (13,363,810)   (1,596,257,537)     (89,635,362)
                                            ---------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)  $ (17,757,127)   $   266,533,447    $      (393,163)  $ 1,916,269,614    $  13,189,950
                                            =======================================================================================

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended April 30, 2001 were as follows:

                             FRANKLIN           FRANKLIN            FRANKLIN          FRANKLIN           FRANKLIN
                            AGGRESSIVE         CALIFORNIA          LARGE CAP          SMALL CAP          SMALL CAP
                            GROWTH FUND        GROWTH FUND        GROWTH FUND       GROWTH FUND I     GROWTH FUND II
                          ------------------------------------------------------------------------------------------
Purchases ..............  $  532,574,987     $1,465,442,553     $  218,720,900     $5,641,796,400     $1,011,685,942
Sales ..................  $  477,109,631     $  880,798,084     $  135,421,138     $3,143,166,496     $  267,247,616

FRANKLIN STRATEGIC SERIES
Notes to Financial Statements (continued)

6. RESTRICTED SECURITIES

The Funds may purchase securities through a private offering that generally cannot be resold to the public without prior registration under the Securities Act of 1933. The costs of registering such securities are paid by the issuer. At April 30, 2001, the funds held restricted securities as follows:

                                                                             ACQUISITION
SHARES     ISSUER                                                                DATE             COST             VALUE
--------------------------------------------------------------------------------------------------------------------------
FRANKLIN AGGRESSIVE GROWTH FUND
  329,274   Micro Photonix Integration Corp., pfd., C (.7% of Net Assets) ...  6/23/00        $ 2,079,464      $ 1,646,370
                                                                                                               -----------
FRANKLIN CALIFORNIA GROWTH FUND
  145,772   Anda Networks Inc., pfd., D .....................................  3/24/00        $ 2,000,000      $   842,562
2,227,171   Fibrogen Inc., pfd., E ..........................................  5/19/00          9,999,998        9,999,998
  124,712   Kestrel Solutions Inc., pfd., D .................................  1/20/00          1,624,997          748,272
  772,727   Masimo Corp., pfd., F ...........................................  5/15/00          8,499,997        4,249,999
2,028,398   Pro*duct Health Inc., pfd., C ...................................  9/29/00         10,000,002       10,000,002
                                                                                                               -----------
            TOTAL RESTRICTED SECURITIES (1.2% of Net Assets) ................                                  $25,840,833
                                                                                                               -----------
FRANKLIN SMALL CAP GROWTH FUND I
  855,446   3Ware Inc., pfd., D .............................................  7/28/00        $ 4,770,822      $ 3,421,784
  364,431   Anda Networks Inc., pfd., D .....................................  3/24/00          5,000,000        2,106,411
  239,831   Kestrel Solutions Inc., pfd., D .................................  1/20/00          3,124,998        1,438,986
                                                                                                               -----------
            TOTAL RESTRICTED SECURITIES (.1% of Net Assets) .................                                  $ 6,967,181
                                                                                                               ===========
FRANKLIN SMALL CAP GROWTH FUND II
  95,148   Micro Photonix Integration Corp., pfd., C (.1% of Net Assets) ....  6/23/00         $  600,888      $   475,740
                                                                                                               -----------


7. HOLDING OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the funds own 5% or more of the outstanding voting securities. Investments in "affiliated companies" including dividends and net realized gains (losses), at April 30, 2001 were as shown below.

                                                 NUMBER OF SHARES                                NUMBER OF SHARES
                                                     HELD AT           GROSS          GROSS           HELD AT
NAME OF ISSUER                                  BEGINNING OF YEAR    ADDITIONS      REDUCTIONS     END OF PERIOD
-----------------------------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA GROWTH FUND:
Remedy Temp Inc. ..........................           400,000             --          400,000              --

FRANKLIN SMALL CAP GROWTH FUND I:
Affiliated Computer Services Inc., A ......         1,862,300          903,500           --           2,765,800
Airgate PCS Inc. ..........................            45,500        1,069,700         45,500         1,069,700
Alaska Communications Systems Holdings Inc.         2,198,700          213,000           --           2,411,700
Atlantic Coast Airlines Holdings Inc.(b)...         2,800,000             --             --           2,800,000
Atwood Oceanics Inc. ......................         1,216,600             --             --           1,216,600
Barrett Resources Corp. ...................         1,860,900             --          387,200         1,473,700
Basin Exploration Inc.(c)..................         1,425,200             --        1,425,200              --

                                                   VALUE AT         DIVIDEND      REALIZED
NAME OF ISSUER                                    END OF YEAR        INCOME      GAIN (LOSS)
--------------------------------------------------------------------------------------------
FRANKLIN CALIFORNIA GROWTH FUND:
Remedy Temp Inc. ..........................       $       --      $     --     $ (3,054,498)
                                                  ------------------------------------------
FRANKLIN SMALL CAP GROWTH FUND I:
Affiliated Computer Services Inc., A ......        199,137,600          --             --
Airgate PCS Inc. ..........................         42,360,120          --          632,871
Alaska Communications Systems Holdings Inc.         13,626,105          --             --
Atlantic Coast Airlines Holdings Inc.(b)...         67,760,000          --             --
Atwood Oceanics Inc. ......................         54,321,190          --             --
Barrett Resources Corp. ...................                 (a)         --        9,122,877
Basin Exploration Inc.(c)..................               --            --             --

FRANKLIN STRATEGIC SERIES
Notes to Financial Statements (continued)


7. HOLDING OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES (CONT.)

                                                     NUMBER OF SHARES                                     NUMBER OF SHARES
                                                         HELD AT            GROSS             GROSS            HELD AT
NAME OF ISSUER                                      BEGINNING OF YEAR     ADDITIONS        REDUCTIONS       END OF PERIOD
--------------------------------------------------------------------------------------------------------------------------
Brio Technology Inc. ..........................           670,800         1,044,900              --           1,715,700
Catalytica Inc. ...............................         1,965,733              --           1,965,733              --
Catapult Communications Corp. .................           656,800              --                --             656,800
ChemFirst Inc. ................................           764,900              --                --             764,900
Clarus Corp. ..................................           974,000            86,600         1,060,600              --
Classic Communications Inc., A ................           590,900              --             590,900              --
Cobalt Networks Inc.(d)........................              --           1,482,000         1,482,000              --
Coherent Inc. .................................         1,763,400            86,600           400,000         1,450,000
Complete Business Solutions Inc. ..............         1,490,900           200,000              --           1,690,900
Core Laboratories NV (Netherlands) ............         1,632,400           267,600              --           1,900,000
Epoch Biosciences Inc. (Formerly Epoch
 Pharmaceuticals Inc.) ........................           678,800           690,100              --           1,368,900
Expeditors International of Washington Inc. ...         2,562,200           367,100              --           2,929,300
FLIR Systems Inc. .............................         1,028,600              --                --           1,028,600
Gibraltar Steel Corp. .........................         1,012,800              --                --           1,012,800
Grey Wolf Inc. ................................        11,329,800           115,800              --          11,445,600
HNC Software Inc. .............................         1,736,200           186,600              --           1,922,800
Inhale Therapeutic Systems Inc.(e).............         3,751,732              --                --           3,751,732
Innkeepers USA Trust ..........................         2,102,800              --             904,000         1,198,800
Insight Communications Co. Inc., A ............         4,090,800              --             860,000         3,230,800
Interep National Radio Sales Inc. .............           489,100              --                --             489,100
Itron Inc. ....................................         1,118,300              --           1,118,300              --
Komag Inc. ....................................         3,606,900              --           3,606,900              --
MeriStar Hospitality Corp. ....................         2,330,000              --             904,000         1,426,000
Mettler-Toledo International Inc. (Switzerland)         2,758,500           173,100              --           2,931,600
Navidec Inc. ..................................           666,200              --             666,200              --
Newfield Exploration Co. ......................         2,138,600           111,400           563,000         1,687,000
Newport Corp.(f)...............................         1,537,500              --             562,500           975,000
Nuevo Energy Co. ..............................         1,075,500              --             362,600           712,900
Pacific Gateway Exchange Inc. .................           515,100              --             515,100              --
Pennaco Energy Inc. ...........................         1,704,500              --           1,704,500              --
Perceptron Inc. ...............................           722,000              --             722,000              --
Pharmaceutical Product Development Inc. .......         1,300,000              --             135,400         1,164,600
Predictive Systems Inc. .......................         1,010,600         1,040,700              --           2,051,300
Primus Telecommunications Group Inc. ..........         1,813,100              --           1,813,100              --
Range Resources Corp. .........................         2,896,900              --             500,000         2,396,900
Reliance Steel & Aluminum Co. .................         1,345,000              --                --           1,345,000
Retek Inc.(g)..................................            96,600         2,390,113            96,600         2,390,113
RSA Security Inc.(h)...........................         3,330,000              --                --           3,330,000
Rural Cellular Corp., A .......................           765,700              --                --             765,700

                                                      VALUE AT           DIVIDEND         REALIZED
NAME OF ISSUER                                       END OF YEAR          INCOME        GAIN (LOSS)
----------------------------------------------------------------------------------------------------
Brio Technology Inc. ..........................     $ 10,379,985      $       --        $       --
Catalytica Inc. ...............................             --                --           2,016,321
Catapult Communications Corp. .................       18,587,440              --                --
ChemFirst Inc. ................................       19,657,930           305,960              --
Clarus Corp. ..................................             --                --         (76,600,513)
Classic Communications Inc., A ................             --                --         (10,344,942)
Cobalt Networks Inc.(d)........................             --                --                --
Coherent Inc. .................................       57,275,000              --           2,861,276
Complete Business Solutions Inc. ..............       18,041,903              --                --
Core Laboratories NV (Netherlands) ............       45,372,000              --                --
Epoch Biosciences Inc. (Formerly Epoch
 Pharmaceuticals Inc.) ........................        4,654,260              --                --
Expeditors International of Washington Inc. ...      146,552,879           410,102              --
FLIR Systems Inc. .............................       14,492,974              --                --
Gibraltar Steel Corp. .........................       22,170,192           121,536              --
Grey Wolf Inc. ................................       73,251,840              --                --
HNC Software Inc. .............................       52,357,844              --                --
Inhale Therapeutic Systems Inc.(e).............      124,932,676              --                --
Innkeepers USA Trust ..........................               (a)        2,397,192        (5,284,821)
Insight Communications Co. Inc., A ............       89,654,700              --            (676,008)
Interep National Radio Sales Inc. .............        1,530,883              --                --
Itron Inc. ....................................             --                --         (15,414,322)
Komag Inc. ....................................             --                --         (51,254,732)
MeriStar Hospitality Corp. ....................               (a)        4,706,600       (10,429,305)
Mettler-Toledo International Inc. (Switzerland)      129,723,300              --                --
Navidec Inc. ..................................             --                --             (85,021)
Newfield Exploration Co. ......................               (a)             --           9,310,175
Newport Corp.(f)...............................               (a)           25,125        57,465,616
Nuevo Energy Co. ..............................               (a)             --          (1,545,179)
Pacific Gateway Exchange Inc. .................             --                --         (12,440,758)
Pennaco Energy Inc. ...........................             --                --          14,037,347
Perceptron Inc. ...............................             --                --         (14,931,972)
Pharmaceutical Product Development Inc. .......               (a)             --           5,062,930
Predictive Systems Inc. .......................        4,635,938              --                --
Primus Telecommunications Group Inc. ..........             --                --         (21,037,698)
Range Resources Corp. .........................               (a)             --          (6,828,896)
Reliance Steel & Aluminum Co. .................       39,408,500           302,625              --
Retek Inc.(g)..................................               (a)             --             893,598
RSA Security Inc.(h) ..........................      106,560,000              --                --
Rural Cellular Corp., A .......................       28,644,837              --                --

FRANKLIN STRATEGIC SERIES
Notes to Financial Statements (continued)

7. HOLDING OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES (CONT.)

                                            NUMBER OF SHARES                                   NUMBER OF SHARES
                                                 HELD AT           GROSS          GROSS             HELD AT
NAME OF ISSUER                              BEGINNING OF YEAR    ADDITIONS      REDUCTIONS       END OF PERIOD
-----------------------------------------------------------------------------------------------------------------
Serologicals Corp. ..................           2,022,700             --         2,022,700              --
Silicon Valley Bancshares(i) ........           2,702,200          137,800            --           2,840,000
SOS Staffing Services Inc. ..........             693,900             --           693,900              --
Swift Energy Co. ....................                --          1,326,366            --           1,326,366
Tektronix Inc. ......................                            4,986,900            --           4,986,900
Tom Brown Inc. ......................           1,944,800             --           614,900         1,329,900
Trico Marine Services Inc. ..........                --          2,757,500            --           2,757,500
US Liquids Inc. .....................           1,003,400             --              --           1,003,400
US Unwired Inc., A ..................                --            925,000            --             925,000
Varco International Inc. ............           5,162,500          515,781            --           5,678,281
Verity Inc. .........................           1,572,200             --              --           1,572,200
Visible Genetics Inc. (Canada) ......             943,700          262,300            --           1,206,000
Wind River Systems Inc. .............           3,532,524             --              --           3,532,524

      TOTAL NON-CONTROLLED AFFILIATED
        ISSUERS .....................


                                                VALUE AT       DIVIDEND          REALIZED
NAME OF ISSUER                                 END OF YEAR      INCOME         GAIN (LOSS)
-------------------------------------------------------------------------------------------
Serologicals Corp. ..................       $         --      $     --       $  (9,276,214)
Silicon Valley Bancshares(i) ........           71,170,400          --                --
SOS Staffing Services Inc. ..........                 --            --         (10,704,013)
Swift Energy Co. ....................           42,258,021          --                --
Tektronix Inc. ......................          120,682,980          --                --
Tom Brown Inc. ......................                   (a)         --            (505,231)
Trico Marine Services Inc. ..........           39,928,600          --                --
US Liquids Inc. .....................            3,511,900          --                --
US Unwired Inc., A ..................            7,400,000          --                --
Varco International Inc. ............          132,758,210          --                --
Verity Inc. .........................                   (a)         --                --
Visible Genetics Inc. (Canada) ......           18,295,020          --                --
Wind River Systems Inc. .............                   (a)         --                --
                                            -----------------------------------------------
      TOTAL NON-CONTROLLED AFFILIATED
 ISSUERS ............................       $1,821,095,227    $ 8,269,140    $(145,956,614)
                                            ===============================================

(a)  As of April 30, 2001, no longer an affiliate.

(b) Reflects a 2:1 stock split during the current year. Balance as of 4/30/00 was 1,400,000.

(c)  Acquired by Stone Energy Corp. during the year.

(d)  Acquired by Sun Microsystems Inc. during the year.

(e) Reflects a 2:1 stock split during the current year. Balance as of 4/30/00 was 1,875,866.

(f) Reflects a 3:1 stock split during the current year. Balance as of 4/30/00 was 512,500.

(g)  Received 2,390,040 shares from 1:1.243 spin-off of HNC
     Software Inc.

(h) Reflects a 3:2 stock split during the current year. Balance as of 4/30/00 was 2,220,000.

(i)  Reflects a 2:1 stock split during the current year.
     Balance as of 4/30/00 was 1,351,100.


8. SECURITIES LENDING

At April 30, 2001, the Franklin Small Cap Growth Fund I loaned securities with a value of $241,105,207 and received net interest income of $2,151,792 from the investment of cash collateral.


9. MERGERS

On August 4, 2000, the Franklin California Growth Fund acquired the net assets of the Franklin MidCap Growth Fund pursuant to a plan of reorganization approved by the Franklin MidCap Growth Fund's shareholders. The merger was accomplished by a tax-free exchange of 1,337,534 Class A shares of the Franklin California Growth Fund (valued at $52.90) for the net assets of the Franklin MidCap Growth Fund which aggregated $70,755,525, including $25,311,798 of unrealized appreciation. The merger was accounted for as a pooling-of-interests without restatement for financial reporting purposes. The combined net assets of the Fund immediately after the merger were $2,897,156,439.

FRANKLIN STRATEGIC SERIES
Independent Auditors' Report


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
FRANKLIN STRATEGIC SERIES

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds included in this report constituting part of the Franklin Strategic Series (hereafter referred to as the "Funds") at April 30, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
June 8, 2001

FRANKLIN STRATEGIC SERIES
Tax Designation


Under Section 854(b)(2) of the Internal Revenue Code, the Funds hereby designate the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended April 30, 2001.

 FRANKLIN                        FRANKLIN                          FRANKLIN                      FRANKLIN
AGGRESSIVE                      CALIFORNIA                         LARGE CAP                     SMALL CAP
GROWTH FUND                     GROWTH FUND                       GROWTH FUND                  GROWTH FUND I
------------------------------------------------------------------------------------------------------------
   65.36%                          9.85%                              100%                        15.82%

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
                       This page intentionally left blank.

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SHAREHOLDER LETTER



Your Fund's Goal: Franklin Strategic Income Fund seeks a high level of current income, with capital appreciation over the long term as a secondary objective. The Fund uses an active asset allocation process and invests in securities of U.S. and foreign governments, U.S. and foreign high yield, fixed-income securities, asset-backed securities, preferred stock, common stock that pays dividends, and income-producing securities convertible into common stock of such companies.

Dear Shareholder:

This annual report for Franklin Strategic Income Fund covers the period ended April 30, 2001. During the 12 months under review, declining interest rates in a slowing global economy drove performance across the fixed income markets. Although energy price volatility caused temporary, inter-period spikes in domestic inflation, overall retail inflation (as measured by the Consumer Price Index or CPI) and wholesale inflation (as measured by the Producer Price Index or PPI) remained relatively contained during the past 12 months. Despite healthy consumer spending, a drop in capital spending by businesses pushed overall domestic economic growth lower. Gross domestic product (GDP) fell from a 5.6% annualized rate in the second quarter of 2000 to a 1.0% rate by the fourth quarter of the calendar year. In 2001, the first quarter annualized 1.3% rate of GDP growth continued to reflect the sluggish U.S. economic environment.

Shareholder Letter            1

Performance Summary          12

Financial Highlights &
Statement of Investments     16

Financial Statements         29

Notes to
Financial Statements         32

Independent
Auditors' Report             37

Tax Designation              38



The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 20.

FUND CATEGORY
[PYRAMID GRAPHIC]


Corporate sector weakness combined with the seemingly controlled level of domestic inflation prompted the Federal Reserve Board (the Fed) to rapidly lower short-term interest rates beginning in January 2001. Since then, the Fed has cut its federal funds target rate 200 basis points, from 6.5% to 4.5%. As a result of these moves as well as further anticipated Fed easings, domestic interest rates moved lower during the period, with the 10-year Treasury note's yield ending the period at 5.3%, compared with 6.3% at the end of April 2000.

A slowing economy, record-high valuation levels and a spate of earnings disappointments sent the equity markets significantly lower during the year under review, with the Standard & Poor's 500(R) (S&P 500(R)) Composite Index declining 13% and the technology-heavy Nasdaq Composite Index falling 45%, putting some pressure on certain of the more growth-oriented fixed income sectors.(1) In this environment, Franklin Strategic Income Fund continued to execute its strategy, seeking to take advantage of relative value opportunities within the fixed income universe, given the Fund's flexibility to invest across six primary asset classes -- high yield corporate bonds, foreign government bonds, emerging market debt securities, U.S. government bonds, mortgage and asset-backed securities, and convertible securities.

During the year under review, we added positions in the mortgage and other asset-backed security sector, which benefited the Fund given the moderate interest rate declines combined with this sector's tightening yield spreads over Treasuries. We also modestly reduced our exposure to the emerging market bond

(1.) Source: Standard & Poor's Micropal. The unmanaged S&P 500 Composite Index consists of 500 domestic stocks, comprising four broad sectors: industrials, utilities, financials and transportation. The S&P 500 serves as the standard for measuring large-cap U.S. stock market performance. Since some industries are characterized by companies of relatively small stock capitalizations, the index is not composed of the 500 largest, U.S. publicly traded companies. The unmanaged Nasdaq Composite Index measures all Nasdaq domestic and non-U.S.-based common stocks listed on The Nasdaq Stock Market(R). The indexes include reinvested dividends.


2


sector during the first half of the Fund's fiscal year, seeking to take advantage of that sector's strong performance. Finally, the Fund attempted to capitalize on continued weakness in the high yield corporate bond market, which by the end of calendar year 2000 appeared undervalued relative to that sector's fundamental outlook, and we increased our exposure to this sector at attractive prices. Although the impact from the equity markets' declines did constrain returns from certain of the Fund's more growth-oriented fixed income sectors, the Fund's Class A shares generated a +5.63% cumulative total return for the 12 months ended April 30, 2001, as shown in the Performance Summary beginning on page 12.

Looking forward, at recent relative valuation levels and considering the global economic environment, we continue to believe our portfolio positioning, which favors more growth-oriented over interest rate-sensitive fixed income sectors, should lead to superior returns for our shareholders over the longer term. Please read further for more detailed discussions, including our portfolio management strategies during the year under review.

SECTOR DISCUSSIONS
HIGH YIELD CORPORATE BONDS

Overall, high yield corporate bond market returns were constrained as a result of rising corporate defaults, broad equity market weakness and a trading environment that was negatively impacted by a falloff in demand during the 12-month period. In fact, by the end of calendar year 2000, high yield spreads over Treasuries reached levels not seen since the early 1990s'

"...We continue to believe our portfolio positioning ... should lead to superior returns for our shareholders over the longer term."


                                                                               3


PORTFOLIO BREAKDOWN
Based on Total Net Assets

                                                4/30/01  4/30/00
-----------------------------------------------------------------
High Yield Corporate Bonds & Preferred Stock    39.8%    37.2%

Emerging Market Bonds                           18.9%    20.4%

Mortgages & Other Asset-Backed Bonds            13.2%    11.9%

Convertible Securities                           9.5%     8.9%

International Developed Country Bonds            8.4%     9.1%

U.S. Government Bonds                            5.0%     7.2%

Short-Term Investments & Other Net Assets        5.2%     5.3%


recession. Regarding default rates, the increase can largely be attributed to the jump in lower-quality new issuance in the late 1990s. As the high yield capital markets recently became more selective, the new issuance quality has improved, which should lead to a lower level of defaults over the intermediate term. From a technical trading perspective, net cash flows for dedicated high yield mutual funds were negative for much of 2000, which pressured bond prices as many funds were forced to sell securities to meet their redemptions. However, these flows turned positive in early 2001 and helped to drive the high yield market's total return during early 2001. Over the course of the Fund's fiscal year, we increased our exposure to the high yield corporate sector from 37.2% of total net assets on April 30, 2000, to 39.8% at period-end. We believed prices appeared to reflect much of the impact from rising default rates, and considering recent, attractive relative valuation levels, high yield corporate bonds remained the Fund's largest sector holding at period-end.

4


Within the high yield sector, we continued to overweight wireless communications companies, given the outlook for sustained subscriber growth combined with the prospect for further credit-enhancing industry consolidation. During the period, we initiated a position in American Cellular, a company jointly owned by AT&T Wireless and Dobson Communications with more than half a million wireless subscribers. We expect American Cellular to continue expanding its subscriber base, which should lead to improving credit ratings over the intermediate term. Moreover, AT&T Wireless's ownership interest provides American Cellular with an additional source of support and capital going forward. During the period, we also added to other wireless communications provider holdings with similarly favorable fundamental outlooks, such as Triton PCS and Nextel Communications.

Energy prices' ongoing strength helped to drive the performance of our energy-related holdings. In particular, Chesapeake Energy, an exploration and production company primarily focused on the natural gas market, saw significant operating performance improvement due to the spike in natural gas prices. Consequently, Chesapeake Energy recently offered to purchase its outstanding 9.625% notes, a Fund position, at a substantial premium. We also benefited from healthy results from certain metals and mining positions such as Fund holding Peabody Coal, one of the world's largest coal manufacturers. The rise in overall energy costs was a boon for Peabody Coal as the company saw the demand and pricing flexibility for its products improve. As a result, Peabody recently registered for an initial public offering of common stock, which could help to meaningfully improve the company's credit profile.

"... We continued to overweight wireless communications companies, given the outlook for sustained subscriber growth combined with the prospect for further credit-enhancing industry consolidation."


                                                                               5



We also continued to proactively manage our existing high yield portfolio holdings, selling those positions whose outlooks fundamentally deteriorated or appeared overvalued at current valuations. For example, we sold our position in Vencor, a provider of long-term health care services to nursing centers and hospitals. Because of an improved regulatory environment and strengthening operating outlook, Vencor's bond prices rose significantly, allowing the Fund to exit this defaulted position on strength.

EMERGING MARKET DEBT SECURITIES

The emerging market debt sector generated a double-digit total return during the Fund's fiscal year, largely benefiting from that sector's high nominal yield. Yet, concerns over the fiscal and financial outlooks for select country issuers as well as the potential impact of lower equity markets and a slowing U.S. economy began to pressure the sector during the latter part of the year under review. In particular, concerns over Argentina's weak economy and heavy debt burden combined with Turkey's political infighting and lire depreciation weighed heavily on this sector in the first four months of 2001. We sought to take advantage of the sector's strength in 2000 to modestly reduce our exposure to emerging market debt securities. However, given the recent sell-off and select developing countries' still sanguine long-term outlooks, the emerging market debt sector still represented our second-largest sector weighting at period-end, at 18.9% of total net assets.

Throughout the period, Latin America remained our largest emerging market region. However, prior to its 2001 sell-off, we significantly reduced our Argentine exposure, due to concerns over the country's economic malaise and its external financing


6


needs going forward, while we increased our Brazilian and Mexican holdings. This swap proved timely as favorable fundamentals in Brazil and Mexico provided greater support to those countries' sovereign bonds, while the difficult economic picture and increasing concerns about Argentina's debt burden caused that country's bonds to underperform. The energy price rise also provided an opportunity for us to lower our exposure to oil-rich Venezuela on strength, as the positive short-term impact from higher crude oil revenues was tempered by a less sanguine view of that country's political leadership.

INTERNATIONAL DEVELOPED COUNTRY BONDS

Although experiencing somewhat of a pullback toward the end of 2000, the U.S. dollar's overall strength during the Fund's fiscal year, particularly versus the euro, offset a modest decline in global interest rates and caused the international developed country bond sector to generate weak performance. Throughout the period, we underweighted this sector, given its relatively low nominal yield and limited total return potential, absent favorable currency moves. Our positions in this sector were generally unhedged at period-end, given the potential for the U.S. dollar to experience some pressure over the intermediate term if the slowing domestic economy and the equity markets' fall-off negatively impact capital flows into the U.S.

During the year under review, we kept our two largest international developed country holdings in European benchmark countries Germany and the U.K., although we modestly reduced our exposure to both countries while increasing exposure to Denmark, based upon relative value analysis. Within the dollar-bloc countries (Australia, New Zealand and Canada), Australia remained the Fund's top holding.


                                                                               7


DIVIDEND DISTRIBUTIONS
5/1/00 - 4/30/01

                                     DIVIDEND PER SHARE
              ------------------------------------------------------------------
MONTH           CLASS A          CLASS B             CLASS C            ADVISOR
--------------------------------------------------------------------------------
May            6.4 cents        6.03 cents          6.06 cents        6.60 cents

June           6.4 cents        6.05 cents          6.07 cents        6.58 cents

July           6.4 cents        6.05 cents          6.07 cents        6.60 cents

August         6.4 cents        6.05 cents          6.07 cents        6.61 cents

September      6.6 cents        6.26 cents          6.26 cents        6.83 cents

October        6.6 cents        6.26 cents          6.26 cents        6.80 cents

November       6.6 cents        6.26 cents          6.26 cents        6.81 cents

December       6.6 cents        6.30 cents          6.29 cents        6.79 cents

January        6.6 cents        6.30 cents          6.29 cents        6.80 cents

February       6.6 cents        6.30 cents          6.29 cents        6.81 cents

March          6.6 cents        6.26 cents          6.28 cents        6.79 cents

April          6.6 cents        6.26 cents          6.28 cents        6.81 cents
--------------------------------------------------------------------------------
TOTAL         78.4 CENTS       74.38 CENTS         74.48 CENTS       80.83 CENTS


CONVERTIBLE SECURITIES

During the year under review, equity market weakness markedly impaired convertible securities' returns. However, convertible issues' yield support and seniority relative to the issuers' underlying common stocks allowed this sector to outperform equity indexes. Throughout the period, we remained underweighted in this sector given the economy's softening fundamental outlook. However, with the magnitude of the broad equity indexes' declines as well as an outlook for a modest economic recovery going into 2002, we will continue seeking to take advantage of future dips in the equity markets to add attractive convertible securities to our sector holdings.


8


We remained active in the utilities sector during the year under review. We initiated a position in Duke Energy, a global electricity and natural gas provider, and its convertible preferred stock has already provided a double-digit return for the Fund. Going forward, we believe Duke Energy should continue to benefit from the growing demand for electrical power as the company expands its generating capacity. On the other hand, we sold our position in AES, a global power company, after realizing a substantial gain as that company's stock appeared fully valued following a significant run-up in mid-2000.

The Fund also purchased the convertible preferred stock of Weatherford International, an equipment and services provider to the oil and natural gas industries, as rising energy prices prompted increased drilling activity. However, toward the end of the period under review, we began to reduce our position in Weatherford's convertible preferred stock, as the security appeared more fully valued following a more than 30% increase in less than six months. The Fund also initiated a position in Equity Office Properties Trust, one of the nation's largest real estate investment trusts, which owns and operates office properties. With a high quality, geographically diversified collection of properties, the company is well-positioned to continue increasing its operating cash flow, in our opinion, while a relatively high yield and reasonable equity valuation made the company's convertible preferred stock an attractive investment opportunity.

U.S. GOVERNMENT SECURITIES

Domestic interest rate declines during the Fund's fiscal year drove strong total returns for U.S. government securities. However, given the relatively low nominal yields offered in this sector, which largely priced in future Fed easings, we maintained a


                                                                               9


lower exposure to this sector at period-end. Within this sector, we favored U.S. government agency issues, given their yield spread advantage over Treasuries. During the period, this yield spread to Treasuries narrowed, helping to strengthen this sector's total return performance.

U.S. MORTGAGE AND OTHER ASSET-BACKED SECURITIES

Within the more interest rate-sensitive sectors, we maintained a larger exposure to mortgage and other asset-backed securities, given their still attractive yield spreads compared with Treasuries. Over the course of the 12-month period, this yield spread began to contract, providing relatively strong returns for the Fund. At period-end, we continued to overweight this sector relative to Treasuries, given our more sanguine total return outlook at this sector's existing yield levels in the current interest rate environment.

LOOKING FORWARD

Although the rate of domestic economic growth clearly has slowed from the robust levels achieved in the late 1990s, continued strength in consumer spending has allowed the economy to thus far avoid a recessionary downturn.

At period-end, with inflationary pressures still manageable and capital spending from corporations in a meaningful decline, we expect the Fed to remain in an easing mode over the near term. Internationally, interest rate cuts in Europe may also be required to reinvigorate economic growth and bolster the flagging euro, although a more targeted focus on reducing inflation may temper the pace of such easings. In the developing markets, we expect continued political and fiscal turmoil in select emerging markets, although overall economic growth should be positive for these countries over the intermediate term.


10


Given our outlook for positive, though moderating, global economic growth, and considering current, relative valuation levels, we ended the period with our largest sector exposure in the more growth-oriented fixed income sectors, specifically high yield corporate and emerging market bonds. Conversely, we had relatively lower weightings in the more interest rate-sensitive sectors, considering the relatively low nominal yields and more limited total return these sectors offered. As always, we will look for opportunities to enhance the Fund's long-term returns while reducing overall volatility by actively managing the Fund's sector and security allocations.

Sincerely,


/s/ Christopher J. Molumphy

Christopher J. Molumphy
Portfolio Manager
Franklin Strategic Income Fund


--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of April 30, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------


                                                                              11


--------------------------------------------------------------------------------
CLASS A: Subject to the maximum 4.25% initial sales charge.*

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.*

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.*

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.*

* The Fund's manager has agreed in advance to waive a portion of its management fees, and to make certain payments to reduce expenses. If the manager had not taken this action, the Fund's distribution rate and total return would have been lower and yields for the period would have been 7.83%, 7.78%, 7.70% and 8.44% for Classes A, B, C and Advisor, respectively. The fee waiver may be discontinued at any time, upon notice to the Fund's Board of Directors.
--------------------------------------------------------------------------------


PERFORMANCE SUMMARY AS OF 4/30/01

Distributions and returns will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. All total returns include reinvested distributions at net asset value.


PRICE AND DISTRIBUTION INFORMATION

CLASS A                                            CHANGE      4/30/01   4/30/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                              -$0.25       $9.59     $9.84
DISTRIBUTIONS (5/1/00 - 4/30/01)
Dividend Income                                   $0.7840

CLASS B                                            CHANGE      4/30/01   4/30/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                              -$0.25       $9.61     $9.86
DISTRIBUTIONS (5/1/00 - 4/30/01)
Dividend Income                                   $0.7438

CLASS C                                            CHANGE      4/30/01   4/30/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                              -$0.25       $9.59     $9.84
DISTRIBUTIONS (5/1/00 - 4/30/01)
Dividend Income                                   $0.7448

ADVISOR CLASS                                      CHANGE      4/30/01   4/30/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                              -$0.25       $9.59     $9.84
DISTRIBUTIONS (5/1/00 - 4/30/01)
Dividend Income                                   $0.8083


12


PERFORMANCE


                                                                       INCEPTION
CLASS A                                        1-YEAR       5-YEAR     (5/24/94)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                      +5.63%      +37.73%     +73.45%

Average Annual Total Return(2)                  +1.11%      +5.69%      +7.60%

Avg. Ann. Total Return (3/31/01)(3)             +0.43%      +6.03%      +7.68%


Distribution Rate(4)                  7.90%

30-Day Standardized Yield(5)          8.05%



                                                                       INCEPTION
CLASS B                                                     1-YEAR      (1/1/99)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                                  +5.18%       +6.39%

Average Annual Total Return(2)                              +1.28%       +1.58%

Avg. Ann. Total Return (3/31/01)(3)                         +0.65%       +1.66%


Distribution Rate(4)                  7.82%

30-Day Standardized Yield(5)          8.00%



                                                                       INCEPTION
CLASS C                                         1-YEAR       3-YEAR     (5/1/98)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                      +5.21%       +6.58%       +6.58%

Average Annual Total Return(2)                  +3.19%       +1.82%       +1.82%

Avg. Ann. Total Return (3/31/01)(3)             +2.44%          --        +1.86%


Distribution Rate(4)                  7.78%

30-Day Standardized Yield(5)          7.92%



                                                                       INCEPTION
ADVISOR CLASS(6)                                1-YEAR       5-YEAR    (5/24/94)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                      +5.89%        +38.31%    +74.17%

Average Annual Total Return(2)                  +5.89%         +6.70%     +8.33%

Avg. Ann. Total Return (3/31/01)(3)             +5.23%         +7.06%     +8.44%


Distribution Rate(4)                  8.52%

30-Day Standardized Yield(5)          8.66%

(1.) Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

(2.) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the applicable, maximum sales charge(s) for that class.

(3.) In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

(4.) Distribution rate is based on an annualization of the respective class's April dividend and the maximum offering price (NAV for Class B and Advisor Class) per share on 4/30/01.

(5.) Yield, calculated as required by the SEC, is based on the earnings of the Fund's portfolio for the 30 days ended 4/30/01.

(6.) Effective 9/1/99, the Fund began offering Advisor Class shares, which do not have sales charges or Rule 12b-1 plans. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 8/12/99, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge and including the effect of the Class A Rule 12b-1 fees; and (b) for periods after 8/11/99, an actual Advisor Class figure is used reflecting a deduction of all charges and fees applicable to that class. Since 9/1/99 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +8.82% and +5.04%.

--------------------------------------------------------------------------------
Bond prices, and thus the Fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. High yield corporate securities entail greater risk than higher-rated securities. You may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------


For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.

Past performance does not guarantee future results.


                                                                              13


TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvested distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

AVERAGE ANNUAL TOTAL RETURN

CLASS A                                                                  4/30/01
--------------------------------------------------------------------------------
1-Year                                                                   +1.11%

5-Year                                                                   +5.69%

Since Inception (5/24/94)                                                +7.60%

                           CLASS A (5/24/94-4/30/01)

                                  [LINE GRAPH]

                                    FRANKLIN STRATEGIC           LEHMAN BROTHERS
                                    INCOME FUND -                U.S. AGGREGATE
                                        CLASS A                        INDEX
--------------------------------------------------------------------------------

          05/24/1994                   $9,579                        $10,000
          05/31/1994                   $9,579             0.00%      $10,000
          06/30/1994                   $9,492            -0.22%      $9,978
          07/31/1994                   $9,617             1.99%      $10,176
          08/31/1994                   $9,761             0.12%      $10,189
          09/30/1994                   $9,808            -1.47%      $10,039
          10/31/1994                   $9,825            -0.09%      $10,030
          11/30/1994                   $9,793            -0.22%      $10,008
          12/31/1994                   $9,746             0.69%      $10,077
          01/31/1995                   $9,753             1.98%      $10,276
          02/28/1995                   $10,023            2.38%      $10,521
          03/31/1995                   $10,182            0.61%      $10,585
          04/30/1995                   $10,435            1.40%      $10,733
          05/31/1995                   $10,731            3.87%      $11,149
          06/30/1995                   $10,780            0.73%      $11,230
          07/31/1995                   $11,007           -0.22%      $11,205
          08/31/1995                   $11,035            1.21%      $11,341
          09/30/1995                   $11,180            0.97%      $11,451
          10/31/1995                   $11,273            1.30%      $11,600
          11/30/1995                   $11,366            1.50%      $11,774
          12/31/1995                   $11,566            1.40%      $11,939
          01/31/1996                   $11,771            0.66%      $12,017
          02/29/1996                   $11,779           -1.74%      $11,808
          03/31/1996                   $11,864           -0.70%      $11,726
          04/30/1996                   $12,062           -0.56%      $11,660
          05/31/1996                   $12,228           -0.20%      $11,637
          06/30/1996                   $12,281            1.34%      $11,792
          07/31/1996                   $12,289            0.27%      $11,824
          08/31/1996                   $12,526           -0.17%      $11,804
          09/30/1996                   $12,938            1.74%      $12,010
          10/31/1996                   $13,063            2.22%      $12,276
          11/30/1996                   $13,419            1.71%      $12,486
          12/31/1996                   $13,538           -0.93%      $12,370
          01/31/1997                   $13,679            0.31%      $12,408
          02/28/1997                   $13,759            0.25%      $12,439
          03/31/1997                   $13,443           -1.11%      $12,301
          04/30/1997                   $13,587            1.50%      $12,486
          05/31/1997                   $13,883            0.95%      $12,604
          06/30/1997                   $14,117            1.19%      $12,754
          07/31/1997                   $14,430            2.70%      $13,099
          08/31/1997                   $14,437           -0.85%      $12,987
          09/30/1997                   $14,728            1.47%      $13,178
          10/31/1997                   $14,500            1.45%      $13,369
          11/30/1997                   $14,690            0.46%      $13,431
          12/31/1997                   $14,895            1.01%      $13,567
          01/31/1998                   $15,063            1.28%      $13,740
          02/28/1998                   $15,177           -0.08%      $13,729
          03/31/1998                   $15,306            0.34%      $13,776
          04/30/1998                   $15,368            0.52%      $13,848
          05/31/1998                   $15,278            0.95%      $13,979
          06/30/1998                   $15,230            0.85%      $14,098
          07/31/1998                   $15,338            0.21%      $14,128
          08/31/1998                   $13,904            1.63%      $14,358
          09/30/1998                   $14,593            2.34%      $14,694
          10/31/1998                   $14,889           -0.53%      $14,616
          11/30/1998                   $15,487            0.57%      $14,699
          12/31/1998                   $15,498            0.30%      $14,743
          01/31/1999                   $15,567            0.71%      $14,848
          02/28/1999                   $15,360           -1.75%      $14,588
          03/31/1999                   $15,592            0.55%      $14,668
          04/30/1999                   $16,017            0.32%      $14,715
          05/31/1999                   $15,642           -0.88%      $14,586
          06/30/1999                   $15,670           -0.32%      $14,539
          07/31/1999                   $15,561           -0.43%      $14,477
          08/31/1999                   $15,422           -0.05%      $14,469
          09/30/1999                   $15,434            1.16%      $14,637
          10/31/1999                   $15,508            0.37%      $14,691
          11/30/1999                   $15,644           -0.01%      $14,690
          12/31/1999                   $15,859           -0.48%      $14,620
          01/31/2000                   $15,600           -0.33%      $14,571
          02/29/2000                   $15,795            1.21%      $14,748
          03/31/2000                   $15,833            1.32%      $14,942
          04/30/2000                   $15,728           -0.29%      $14,899
          05/31/2000                   $15,525           -0.05%      $14,891
          06/30/2000                   $15,984            2.08%      $15,201
          07/31/2000                   $16,088            0.91%      $15,340
          08/31/2000                   $16,341            1.45%      $15,562
          09/30/2000                   $16,235            0.63%      $15,660
          10/31/2000                   $15,912            0.66%      $15,763
          11/30/2000                   $15,587            1.64%      $16,022
          12/31/2000                   $16,272            1.86%      $16,320
          01/31/2001                   $16,927            1.64%      $16,588
          02/28/2001                   $16,868            0.87%      $16,732
          03/31/2001                   $16,603            0.50%      $16,815
          04/30/2001                   $16,614           -0.42%      $16,745


AVERAGE ANNUAL TOTAL RETURN

CLASS B                                                                  4/30/01
--------------------------------------------------------------------------------
1-Year                                                                    +1.28%

Since Inception (1/1/99)                                                  +1.58%

                           CLASS B (1/1/99-4/30/01)

                                  [LINE GRAPH]

                                 FRANKLIN STRATEGIC            LEHMAN BROTHERS
                                 INCOME FUND -                 U.S. AGGREGATE
                                 CLASS B                           INDEX
--------------------------------------------------------------------------------

        01/01/1999                  $10,000                       $10,000
        01/31/1999                  $10,054            0.71%      $10,071
        02/28/1999                  $9,914            -1.75%      $9,895
        03/31/1999                  $10,069            0.55%      $9,949
        04/30/1999                  $10,340            0.32%      $9,981
        05/31/1999                  $10,104           -0.88%      $9,893
        06/30/1999                  $10,119           -0.32%      $9,862
        07/31/1999                  $10,036           -0.43%      $9,819
        08/31/1999                  $9,943            -0.05%      $9,814
        09/30/1999                  $9,958             1.16%      $9,928
        10/31/1999                  $9,993             0.37%      $9,965
        11/30/1999                  $10,077           -0.01%      $9,964
        12/31/1999                  $10,213           -0.48%      $9,916
        01/31/2000                  $10,053           -0.33%      $9,883
        02/29/2000                  $10,165            1.21%      $10,003
        03/31/2000                  $10,186            1.32%      $10,135
        04/30/2000                  $10,115           -0.29%      $10,105
        05/31/2000                  $9,981            -0.05%      $10,100
        06/30/2000                  $10,271            2.08%      $10,311
        07/31/2000                  $10,334            0.91%      $10,404
        08/31/2000                  $10,493            1.45%      $10,555
        09/30/2000                  $10,432            0.63%      $10,622
        10/31/2000                  $10,222            0.66%      $10,692
        11/30/2000                  $10,010            1.64%      $10,867
        12/31/2000                  $10,445            1.86%      $11,069
        01/31/2001                  $10,850            1.64%      $11,251
        02/28/2001                  $10,820            0.87%      $11,349
        03/31/2001                  $10,647            0.50%      $11,405
        04/30/2001                  $10,371           -0.42%      $11,358


14


                           CLASS C (5/1/98-4/30/01)

                                  [LINE GRAPH]

                                                                   LEHMAN
                                                                   BROTHERS
                                      FRANKLIN STRATEGIC             U.S.
                                       INCOME FUND -               AGGREGATE
                                         CLASS C                     INDEX
--------------------------------------------------------------------------------
         05/01/1998                  $ 9,903                         $10,000
         05/31/1998                  $ 9,823             0.95%      $10,095
         06/30/1998                  $ 9,789             0.85%      $10,181
         07/31/1998                  $ 9,855             0.21%      $10,202
         08/31/1998                  $ 8,940             1.63%      $10,368
         09/30/1998                  $ 9,369             2.34%      $10,611
         10/31/1998                  $ 9,556            -0.53%      $10,555
         11/30/1998                  $ 9,936             0.57%      $10,615
         12/31/1998                  $ 9,940             0.30%      $10,647
         01/31/1999                  $ 9,980             0.71%      $10,722
         02/28/1999                  $ 9,844            -1.75%      $10,535
         03/31/1999                  $ 9,989             0.55%      $10,593
         04/30/1999                  $10,258             0.32%      $10,627
         05/31/1999                  $10,014            -0.88%      $10,533
         06/30/1999                  $10,028            -0.32%      $10,499
         07/31/1999                  $ 9,955            -0.43%      $10,454
         08/31/1999                  $ 9,853            -0.05%      $10,449
         09/30/1999                  $ 9,868             1.16%      $10,570
         10/31/1999                  $ 9,912             0.37%      $10,609
         11/30/1999                  $ 9,995            -0.01%      $10,608
         12/31/1999                  $10,129            -0.48%      $10,557
         01/31/2000                  $ 9,960            -0.33%      $10,523
         02/29/2000                  $10,082             1.21%      $10,650
         03/31/2000                  $10,103             1.32%      $10,790
         04/30/2000                  $10,032            -0.29%      $10,759
         05/31/2000                  $ 9,899            -0.05%      $10,754
         06/30/2000                  $10,189             2.08%      $10,977
         07/31/2000                  $10,251             0.91%      $11,077
         08/31/2000                  $10,409             1.45%      $11,238
         09/30/2000                  $10,338             0.63%      $11,309
         10/31/2000                  $10,129             0.66%      $11,383
         11/30/2000                  $ 9,929             1.64%      $11,570
         12/31/2000                  $10,351             1.86%      $11,785
         01/31/2001                  $10,764             1.64%      $11,979
         02/28/2001                  $10,734             0.87%      $12,083
         03/31/2001                  $10,551             0.50%      $12,143
         04/30/2001                  $10,555            -0.42%      $12,092


AVERAGE ANNUAL TOTAL RETURN

CLASS C                                                                  4/30/01
--------------------------------------------------------------------------------
1-Year                                                                    +3.19%

3-Year                                                                    +1.82%

Since Inception (5/1/98)                                                  +1.82%

                         ADVISOR CLASS (5/24/94-4/30/01)(8)

                                  [LINE GRAPH]

                                 FRANKLIN STRATEGIC           LEHMAN BROTHERS
                                 INCOME FUND -                U.S. AGGREGATE
                                 ADVISOR CLASS                      INDEX
--------------------------------------------------------------------------------
        05/24/1994                  $10,000                        $10,000
        05/31/1994                  $10,000            0.00%       $10,000
        06/30/1994                  $9,910            -0.22%       $9,978
        07/31/1994                  $10,040            1.99%       $10,176
        08/31/1994                  $10,190            0.12%       $10,189
        09/30/1994                  $10,240           -1.47%       $10,039
        10/31/1994                  $10,257           -0.09%       $10,030
        11/30/1994                  $10,224           -0.22%       $10,008
        12/31/1994                  $10,174            0.69%       $10,077
        01/31/1995                  $10,182            1.98%       $10,276
        02/28/1995                  $10,464            2.38%       $10,521
        03/31/1995                  $10,630            0.61%       $10,585
        04/30/1995                  $10,894            1.40%       $10,733
        05/31/1995                  $11,204            3.87%       $11,149
        06/30/1995                  $11,255            0.73%       $11,230
        07/31/1995                  $11,491           -0.22%       $11,205
        08/31/1995                  $11,521            1.21%       $11,341
        09/30/1995                  $11,672            0.97%       $11,451
        10/31/1995                  $11,769            1.30%       $11,600
        11/30/1995                  $11,866            1.50%       $11,774
        12/31/1995                  $12,075            1.40%       $11,939
        01/31/1996                  $12,289            0.66%       $12,017
        02/29/1996                  $12,297           -1.74%       $11,808
        03/31/1996                  $12,386           -0.70%       $11,726
        04/30/1996                  $12,593           -0.56%       $11,660
        05/31/1996                  $12,766           -0.20%       $11,637
        06/30/1996                  $12,821            1.34%       $11,792
        07/31/1996                  $12,830            0.27%       $11,824
        08/31/1996                  $13,077           -0.17%       $11,804
        09/30/1996                  $13,508            1.74%       $12,010
        10/31/1996                  $13,637            2.22%       $12,276
        11/30/1996                  $14,010            1.71%       $12,486
        12/31/1996                  $14,134           -0.93%       $12,370
        01/31/1997                  $14,281            0.31%       $12,408
        02/28/1997                  $14,365            0.25%       $12,439
        03/31/1997                  $14,034           -1.11%       $12,301
        04/30/1997                  $14,185            1.50%       $12,486
        05/31/1997                  $14,494            0.95%       $12,604
        06/30/1997                  $14,739            1.19%       $12,754
        07/31/1997                  $15,065            2.70%       $13,099
        08/31/1997                  $15,072           -0.85%       $12,987
        09/30/1997                  $15,376            1.47%       $13,178
        10/31/1997                  $15,138            1.45%       $13,369
        11/30/1997                  $15,336            0.46%       $13,431
        12/31/1997                  $15,551            1.01%       $13,567
        01/31/1998                  $15,726            1.28%       $13,740
        02/28/1998                  $15,845           -0.08%       $13,729
        03/31/1998                  $15,980            0.34%       $13,776
        04/30/1998                  $16,044            0.52%       $13,848
        05/31/1998                  $15,950            0.95%       $13,979
        06/30/1998                  $15,900            0.85%       $14,098
        07/31/1998                  $16,013            0.21%       $14,128
        08/31/1998                  $14,516            1.63%       $14,358
        09/30/1998                  $15,235            2.34%       $14,694
        10/31/1998                  $15,544           -0.53%       $14,616
        11/30/1998                  $16,168            0.57%       $14,699
        12/31/1998                  $16,180            0.30%       $14,743
        01/31/1999                  $16,252            0.71%       $14,848
        02/28/1999                  $16,036           -1.75%       $14,588
        03/31/1999                  $16,278            0.55%       $14,668
        04/30/1999                  $16,722            0.32%       $14,715
        05/31/1999                  $16,331           -0.88%       $14,586
        06/30/1999                  $16,359           -0.32%       $14,539
        07/31/1999                  $16,246           -0.43%       $14,477
        08/31/1999      -0.90%      $16,100           -0.05%       $14,469
        09/30/1999       0.20%      $16,132            1.16%       $14,637
        10/31/1999       0.40%      $16,197            0.37%       $14,691
        11/30/1999       0.90%      $16,342           -0.01%       $14,690
        12/31/1999       1.40%      $16,571           -0.48%       $14,620
        01/31/2000      -1.52%      $16,319           -0.33%       $14,571
        02/29/2000       1.17%      $16,510            1.21%       $14,748
        03/31/2000       0.26%      $16,553            1.32%       $14,942
        04/30/2000      -0.64%      $16,447           -0.29%       $14,899
        05/31/2000      -1.27%      $16,238           -0.05%       $14,891
        06/30/2000       2.98%      $16,722            2.08%       $15,201
        07/31/2000       0.67%      $16,834            0.91%       $15,340
        08/31/2000       1.59%      $17,102            1.45%       $15,562
        09/30/2000      -0.53%      $17,011            0.63%       $15,660
        10/31/2000      -1.96%      $16,678            0.66%       $15,763
        11/30/2000      -2.02%      $16,341            1.64%       $16,022
        12/31/2000       4.41%      $17,062            1.86%       $16,320
        01/31/2001       3.94%      $17,734            1.64%       $16,588
        02/28/2001      -0.22%      $17,695            0.87%       $16,732
        03/31/2001      -1.55%      $17,420            0.50%       $16,815
        04/30/2001      -0.02%      $17,417           -0.42%       $16,745



AVERAGE ANNUAL TOTAL RETURN

ADVISOR CLASS(8)                                                         4/30/01
--------------------------------------------------------------------------------
1-Year                                                                    +5.89%

5-Year                                                                    +6.70%

Since Inception (5/24/94)                                                 +8.33%

(7.) Source: Standard & Poor's Micropal. The Lehman Brothers U.S. Aggregate Index is a broad measure of U.S. bond performance, representing the U.S. investment-grade fixed-rate bond market including government, corporate, mortgage pass-through and asset-backed securities.

(8.) Effective 9/1/99, the Fund began offering Advisor Class shares, which do not have sales charges or Rule 12b-1 plans. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 8/12/99, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge and including the effect of the Class A Rule 12b-1 fees; and (b) for periods after 8/11/99, an actual Advisor Class figure is used reflecting a deduction of all charges and fees applicable to that class.

Past performance does not guarantee future results.


                                                                              15


FRANKLIN STRATEGIC SERIES
FRANKLIN STRATEGIC INCOME FUND

Financial Highlights


                                                                                       CLASS A
                                                         --------------------------------------------------------------------
                                                                                 YEAR ENDED APRIL 30,
                                                         --------------------------------------------------------------------
                                                           2001            2000          1999           1998           1997
                                                         --------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................     $   9.84       $  10.84       $  11.24       $  10.86       $ 10.77
                                                         --------------------------------------------------------------------
Income from investment operations:
 Net investment income(a) ..........................          .80            .82            .86            .87           .93
 Net realized and unrealized gains (losses) ........         (.28)         (1.02)          (.43)           .50           .39
                                                         --------------------------------------------------------------------
Total from investment operations ...................          .52           (.20)           .43           1.37          1.32
                                                         --------------------------------------------------------------------
Less distributions from:
 Net investment income .............................         (.78)          (.80)          (.83)          (.90)         (.96)
 Net realized gains ................................           --             --             --           (.09)         (.27)
                                                         --------------------------------------------------------------------
Total distributions ................................         (.78)          (.80)          (.83)          (.99)        (1.23)
                                                         --------------------------------------------------------------------
Net asset value, end of year .......................     $   9.58       $   9.84       $  10.84       $  11.24       $ 10.86
                                                         ====================================================================

Total return(b) ....................................         5.63%         (1.81)%         4.23%         13.10%        12.64%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ....................     $245,974       $254,419       $247,574       $166,633       $34,864
Ratios to average net assets:
 Expenses ..........................................          .75%           .75%           .58%           .25%          .23%
 Expenses excluding waiver and payments by affiliate          .99%           .99%           .99%          1.05%         1.05%
 Net investment income .............................         8.18%          8.10%          7.99%          7.65%         8.60%
Portfolio turnover rate(c) .........................        36.37%         43.71%         48.68%         47.47%       114.26%

(a)  Based on average shares outstanding effective year ended April 30, 2000.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)  Excludes mortgage dollar roll transactions.


16


FRANKLIN STRATEGIC SERIES
FRANKLIN STRATEGIC INCOME FUND

Financial Highlights (continued)


                                                                       CLASS B
                                                         ----------------------------------
                                                                 YEAR ENDED APRIL 30,
                                                         ----------------------------------
                                                           2001          2000        1999(d)
                                                         ----------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................     $  9.86       $ 10.86       $10.76
                                                         ----------------------------------
Income from investment operations:
 Net investment income(a) ..........................         .76           .79          .29
 Net realized and unrealized gains (losses) ........        (.27)        (1.03)         .07
                                                         ----------------------------------
Total from investment operations ...................         .49          (.24)         .36
                                                         ----------------------------------
Less distributions from net investment income ......        (.74)         (.76)        (.26)
                                                         ----------------------------------
Net asset value, end of year .......................     $  9.61       $  9.86       $10.86
                                                         ==================================

Total return(b) ....................................        5.18%        (2.18)%       3.40%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ....................     $24,631       $13,641       $4,281
Ratios to average net assets:
 Expenses ..........................................        1.15%         1.15%         .98%(c)
 Expenses excluding waiver and payments by affiliate        1.39%         1.39%        1.39%(c)
 Net investment income .............................        7.80%         7.78%        7.59%(c)
Portfolio turnover rate(e) .........................       36.37%        43.71%       48.68%

(a)  Based on average shares outstanding effective year ended April 30, 2000.

(b) Total return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.

(c)  Annualized

(d)  For the period January 1, 1999 (effective date) to April 30, 1999.

(e)  Excludes mortgage dollar roll transactions.


                                       17


FRANKLIN STRATEGIC SERIES
FRANKLIN STRATEGIC INCOME FUND

Financial Highlights (continued)


                                                                       CLASS C
                                                         -----------------------------------
                                                                 YEAR ENDED APRIL 30,
                                                         -----------------------------------
                                                           2001          2000          1999
                                                         -----------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................     $  9.84       $ 10.84       $ 11.19
                                                         -----------------------------------

Income from investment operations:
 Net investment income(a) ..........................         .76           .78           .76
 Net realized and unrealized losses ................        (.28)        (1.02)         (.40)
                                                         -----------------------------------
Total from investment operations ...................         .48          (.24)          .36
                                                         -----------------------------------
Less distributions from net investment income ......        (.74)         (.76)         (.71)
                                                         -----------------------------------
Net asset value, end of year .......................     $  9.58       $  9.84       $ 10.84
                                                         ===================================
Total return(b) ....................................        5.21%        (2.20)%        3.59%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ....................     $46,732       $39,713       $36,245
Ratios to average net assets:
 Expenses ..........................................        1.15%         1.15%          .98%
 Expenses excluding waiver and payments by affiliate        1.39%         1.39%         1.39%
 Net investment income .............................        7.79%         7.72%         7.59%
Portfolio turnover rate(c) .........................       36.37%        43.71%        48.68%

(a)  Based on average shares outstanding effective year ended April 30, 2000.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)  Excludes mortgage dollar roll transactions.


18


FRANKLIN STRATEGIC SERIES
FRANKLIN STRATEGIC INCOME FUND

Financial Highlights (continued)

                                                             ADVISOR CLASS
                                                         ----------------------
                                                           YEAR ENDED APRIL 30,
                                                         ----------------------
                                                          2001           2000(d)
                                                         ----------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................    $  9.84         $ 10.11
                                                        -----------------------
Income from investment operations:
 Net investment income(a) ..........................        .82             .61
 Net realized and unrealized losses ................       (.26)           (.33)
                                                        -----------------------
Total from investment operations ...................        .56             .28
                                                        -----------------------
Less distributions from net investment income ......       (.81)           (.55)
                                                        -----------------------
Net asset value, end of year .......................    $  9.59         $  9.84
                                                        =======================
Total return(b) ....................................       5.89%          (1.64)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ....................    $25,390         $21,809
Ratios to average net assets:
 Expenses ..........................................        .50%          .50%(c)
 Expenses excluding waiver and payments by
    affiliate.......................................        .74%          .74%(c)
 Net investment income .............................       8.45%         8.53%(c)
Portfolio turnover rate(e) .........................      36.37%        43.71%

(a)  Based on average shares outstanding.

(b)  Total return is not annualized for periods less than one year.

(c)  Annualized.

(d)  For the period August 12, 1999 (effective date) to April 30, 2000.

(e)  Excludes mortgage dollar roll transactions.


                       See notes to financial statements.


                                                                              19


FRANKLIN STRATEGIC SERIES
FRANKLIN STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS, APRIL 30, 2001

                                                                                                       SHARES
                                                                                                     WARRANTS &
                                                                                   COUNTRY              RIGHTS            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
(a)  COMMON STOCKS, WARRANTS AND RIGHTS .3%
     Abraxas Petroleum Corp. ................................................     United States          10,963         $    49,443
     Abraxas Petroleum Corp., rts., 11/01/04 ................................     United States          52,463              33,839
     Harvard Industries Inc. ................................................     United States           8,240               9,888
     Loral Space & Communications Ltd., wts., 1/15/07 .......................     United States             300                 675
     Purina Mills Inc. ......................................................     United States          41,879             484,959
     R&B Falcon Corp., 144A, wts., 5/01/09 ..................................     United States             750             458,190
     Republic of Venezuela, Oil Value Recovery, wts., 4/15/20 ...............       Venezuela             3,035                  --
                                                                                                                        -----------
     TOTAL COMMON STOCKS, WARRANTS AND RIGHTS (COST $2,100,042)..............                                             1,036,994
                                                                                                                        -----------
     PREFERRED STOCKS 1.0%
     Fresenius Medical Care Capital Trust I, 9.00%, pfd. ....................        Germany                100             101,250
     Fresenius Medical Care Capital Trust II, 7.875%, pfd. ..................        Germany              2,750           2,674,375
     Sinclair Capital, 11.625%, pfd. ........................................     United States           8,000             702,000
                                                                                                                        -----------
     TOTAL PREFERRED STOCKS (COST $3,448,307)................................                                             3,477,625
                                                                                                                        -----------
     CONVERTIBLE PREFERRED STOCKS 4.5%
     CONSUMER SERVICES 1.1%
     Cox Communications Inc., 7.00%, cvt. pfd. ..............................     United States          32,000           1,958,400
     MediaOne Group Inc., 7.00%, cvt. pfd. ..................................     United States          55,600           1,829,240
                                                                                                                        -----------
                                                                                                                          3,787,640
                                                                                                                        -----------
     ENERGY MINERALS .7%
     Kerr-McGee Corp., 5.50%, cvt. pfd. .....................................     United States          45,000           2,447,550
                                                                                                                        -----------
     FINANCE .6%
     Apartment Investment & Management Co., 8.00%, K, cvt. pfd. .............     United States          80,000           2,130,400
                                                                                                                        -----------
     INDUSTRIAL SERVICES .7%
     Weatherford International Inc., 5.00%, cvt. pfd. .......................     United States          43,000           2,467,125
                                                                                                                        -----------
     TRANSPORTATION .7%
     Union Pacific Capital Trust, 6.25%, cvt. pfd. ..........................     United States          47,500           2,297,813
                                                                                                                        -----------
     UTILITIES .7%
     Duke Energy Corp., 8.25%, cvt. pfd. ....................................     United States          80,000           2,328,000
                                                                                                                        -----------
     TOTAL CONVERTIBLE PREFERRED STOCKS (COST $13,305,766) ..................                                            15,458,528
                                                                                                                        -----------

                                                                                                     PRINCIPAL
                                                                                                      AMOUNT*
                                                                                                     ---------
     BONDS 39.5%
     COMMERCIAL SERVICES .9%
(a,c)AmeriServe Food Distribution Inc., senior note, 8.875%, 10/15/06 .......     United States     $   700,000               8,750
(a,c)AmeriServe Food Distribution Inc., senior sub. note, 10.125%, 7/15/07 ..     United States         700,000              10,500
     Iron Mountain Inc., senior sub. note, 8.625%, 4/01/13 ..................     United States       3,000,000           3,030,000
                                                                                                                        -----------
                                                                                                                          3,049,250
                                                                                                                        -----------
     COMMUNICATIONS 11.1%
     Allegiance Telecom Inc., senior disc. note, B, zero cpn. to
      2/15/03, 11.75%, thereafter, 2/15/08 ..................................     United States       3,000,000           1,905,000
     American Cellular Corp., 144A, 9.50%, 10/15/09 .........................     United States       2,200,000           2,150,500


20


FRANKLIN STRATEGIC SERIES
FRANKLIN STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS, APRIL 30, 2001 (CONT.)

                                                                                                     PRINCIPAL
                                                                                   COUNTRY             AMOUNT*            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
     BONDS (CONT.)
     COMMUNICATIONS (CONT.)
     Call-Net Enterprises Inc., senior note, 9.375%, 5/15/09 ................         Canada        $ 2,750,000         $   825,000
     Clearnet Communications Inc., senior disc. note, zero cpn. to
      5/01/04, 10.125%, thereafter, 5/01/09 .................................         Canada          3,250,000           2,754,375
     Crown Castle International Corp., senior note, 10.75%, 8/01/11 .........     United States       2,250,000           2,413,125
     Dobson/Sygnet Communications Co., senior note, 12.25%, 12/15/08 ........     United States       2,000,000           2,040,000
     Global Crossing Holdings Ltd., 9.50%, 11/15/09 .........................        Bermuda          3,000,000           2,850,000
     IntelCom Group Inc., senior secured disc. note, zero cpn. to
      5/01/01, 12.50% thereafter, 5/01/06 ...................................     United States       2,250,000             146,250
     Intermedia Communications Inc., senior disc. note, B, zero cpn. to
      7/15/02, 11.25% thereafter, 7/15/07 ...................................     United States       2,000,000           1,655,000
     Level 3 Communications Inc., senior disc. note, zero cpn. to
      12/01/03, 10.50%, thereafter, 12/01/08 ................................     United States       4,500,000           1,923,750
     Loral Space and Communications Ltd., senior disc. note,
      zero cpn. to 1/15/02, 12.50% thereafter, 1/15/07 ......................     United States         300,000              85,500
     McLeodUSA Inc., senior note, 8.125%, 2/15/09 ...........................     United States       3,000,000           2,325,000
(c)  Metrocall Inc., senior sub. note, 9.75%, 11/01/07 ......................     United States       1,000,000              45,000
(c)  Metrocall Inc., senior sub. note, 11.00%, 9/15/08 ......................     United States       1,000,000              45,000
     Microcell Telecommunications Inc., senior disc. note, B,
      zero cpn. to 12/01/01, 14.00% thereafter, 6/01/06 .....................         Canada            450,000             380,250
     Millicom International Cellular SA, senior disc. note, zero
      cpn. to 6/01/01, 13.50%,  thereafter, 6/01/06 .........................       Luxembourg          300,000             256,500
     Nextel Communications Inc., senior disc. note, zero cpn. to
      10/31/02, 9.75%, thereafter, 10/31/07 .................................     United States         500,000             345,000
     Nextel Communications Inc., senior disc. note, zero cpn. to
      2/15/03, 9.95%, thereafter, 2/15/08 ...................................     United States       4,000,000           2,670,000
     Nextel Partners Inc., senior note, 11.00%, 3/15/10 .....................     United States       2,500,000           2,168,750
     RSL Communications PLC, senior disc. note, zero cpn. to
      3/01/03, 10.125% thereafter, 3/01/08 ..................................     United Kingdom      1,000,000              15,000
(c)  RSL Communications PLC, senior note, 12.00%, 11/01/08 ..................     United Kingdom        750,000              15,938
(c)  RSL Communications PLC, senior note,12.875%, 3/01/10 ...................     United Kingdom      1,250,000              26,563
     Spectrasite Holdings Inc., senior disc. note, zero cpn. to
      4/15/04, 11.25%, thereafter, 4/15/09 ..................................     United States       4,650,000           2,487,750
     Time Warner Telecom Inc., senior note, 10.125%, 2/01/11 ................     United States       1,300,000           1,300,000
     Triton PCS Inc., senior sub note, 144A, 9.375%, 2/01/11 ................     United States       1,400,000           1,354,500
     Triton PCS Inc., sub. disc. note, zero cpn. to 5/01/03, 11.00%,
      thereafter, 5/01/08 ...................................................     United States       1,750,000           1,382,500
     VoiceStream Wireless Corp., senior disc. note, zero cpn. to
      11/15/04, 11.875%, thereafter, 11/15/09 ...............................     United States       1,500,000           1,196,250
     Voicestream Wireless Corp., senior note, 11.50%, 9/15/09 ...............     United States       2,000,000           2,230,000
     Williams Communications Group Inc., senior note, 10.875%, 10/01/09 .....     United States       3,000,000           1,365,000
     XO Communications Inc., senior disc. note, zero cpn. to
      4/15/03, 9.45% thereafter, 4/15/08 ....................................     United States         650,000             221,000
     XO Communications Inc., senior disc. note, zero cpn. to
      6/01/04, 12.25% thereafter, 6/01/09 ...................................     United States       2,000,000             590,000
     XO Communications Inc., senior note, 9.625%, 10/01/07 ..................     United States         250,000             118,750
     XO Communications Inc., senior note, 9.00%, 3/15/08 ....................     United States         750,000             356,250
                                                                                                                        -----------
                                                                                                                         39,643,501
                                                                                                                        -----------


                                                                              21


FRANKLIN STRATEGIC SERIES
FRANKLIN STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS, APRIL 30, 2001 (CONT.)

                                                                                                     PRINCIPAL
                                                                                   COUNTRY             AMOUNT*            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
     BONDS (CONT.)
     CONSUMER DURABLES .4%
(c)  Pillowtex Corp., senior sub. note, B, 9.00%, 12/15/07 ..................     United States     $ 2,000,000         $    90,000
     Sealy Mattress Co., senior disc. note, B, zero cpn. to
      12/15/02, 10.875% thereafter, 12/15/07 ................................     United States         300,000             256,500
     Sealy Mattress Co., senior sub. note, B, 9.875%, 12/15/07 ..............     United States         200,000             202,500
                                                                                                                        -----------
                                                                                                                            549,000
                                                                                                                        -----------
     CONSUMER NON-DURABLES .5%
     Revlon Consumer Products Corp., senior note, 9.00%, 11/01/06 ...........     United States       1,550,000           1,131,500
     Revlon Consumer Products Corp., senior sub. note, 8.625%, 2/01/08 ......     United States       1,500,000             705,000
                                                                                                                        -----------
                                                                                                                          1,836,500
                                                                                                                        -----------
     CONSUMER SERVICES 9.6%
(a,c)AMF Bowling Worldwide Inc., senior disc. note, B, 12.25%, 3/15/06 ......     United States       1,118,000             100,620
     AMFM Inc., senior note, 8.00%, 11/01/08 ................................     United States       1,000,000           1,037,500
     Century Communications Corp., senior disc. note, B, 1/15/08 ............     United States       5,500,000           2,626,250
     Charter Communications Holdings LLC, senior disc. note, zero cpn.
      to 4/01/04, 9.92% thereafter, 4/01/11 .................................     United States       4,500,000           3,228,750
     CSC Holdings Inc., senior sub. deb., 9.875%, 4/01/23 ...................     United States       1,750,000           1,885,625
     Diamond Holdings PLC, senior note, 9.125%, 2/01/08 .....................     United Kingdom      3,000,000           2,205,000
     EchoStar Broadband Corp., senior note, 10.375%, 10/01/07 ...............     United States       3,000,000           3,112,500
     Fox/Liberty Networks LLC, senior disc. note, zero cpn. to
      8/15/02, 9.75% thereafter, 8/15/07 ....................................     United States       2,000,000           1,820,000
     Host Marriott LP, 9.25%, senior note, 10/01/07 .........................     United States       3,000,000           3,105,000
     MGM Mirage Inc., senior note, 8.50%, 9/15/10 ...........................     United States       2,300,000           2,381,396
     Park Place Entertainment Corp., senior sub. note, 9.375%, 2/15/07 ......     United States       3,000,000           3,142,500
(c)  Regal Cinemas Inc., senior sub. note, 9.50%, 6/01/08 ...................     United States       1,500,000             172,500
     Sinclair Broadcast Group Inc., senior sub. note, 8.75%, 12/15/07 .......     United States       2,200,000           2,035,000
     Six Flags Entertainment Corp., senior note, 8.875%, 4/01/06 ............     United States       2,500,000           2,562,500
     Station Casinos Inc., senior sub. note, 9.875%, 7/01/10 ................     United States       2,000,000           2,087,500
     Telewest Communications PLC, senior disc. note, zero cpn. to
      4/15/04, 9.25% thereafter, 4/15/09 ....................................     United Kingdom        500,000             283,750
     Telewest Communications PLC, senior disc. note, zero cpn. to
      2/01/05, 11.375%, thereafter, 2/01/10 .................................     United Kingdom      3,500,000           1,986,250
     United Pan-Europe Communications NV, senior disc. note, B,
      zero cpn. to 8/01/04, 12.50% thereafter, 8/01/09 ......................      Netherlands        3,050,000           1,037,000
                                                                                                                        -----------
                                                                                                                         34,809,641
                                                                                                                        -----------
     ENERGY MINERALS 3.1%
     Chesapeake Energy Corp., senior note, B, 9.625%, 5/01/05 ...............     United States       2,500,000           2,750,000
     Conproca SA, S.F., senior secured note, 144A, 12.00%, 6/16/10 ..........         Mexico          1,800,000           1,989,000
     P&L Coal Holdings Corp., senior sub. note, B, 9.625%, 5/15/08 ..........     United States       2,500,000           2,637,500
     Pioneer Natural Resources Co., senior note, 9.625%, 4/01/10 ............     United States       3,000,000           3,288,657
                                                                                                                        -----------
                                                                                                                         10,665,157
                                                                                                                        -----------
     FINANCE 1.9%
     Sovereign Bancorp Inc., senior note, 10.50%, 11/15/06 ..................     United States       3,000,000           3,240,000
                                                                                                                        -----------


22


FRANKLIN STRATEGIC SERIES
FRANKLIN STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS, APRIL 30, 2001 (CONT.)

                                                                                                     PRINCIPAL
                                                                                   COUNTRY             AMOUNT*            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
     BONDS (CONT.)
     HEALTH SERVICES 2.0%
     Express Scripts Inc., senior note, 9.625%, 6/15/09 .....................     United States     $ 2,000,000         $ 2,180,000
     HCA-The Healthcare Co., note, 8.75%, 9/01/10 ...........................     United States       1,100,000           1,188,000
     Magellan Health Service Inc., senior sub. note, 9.00%, 2/15/08 .........     United States       2,000,000           1,885,000
     Triad Hospitals Inc., senior note, 144A, 8.75%, 5/01/09 ................     United States       1,400,000           1,435,000
                                                                                                                        -----------
                                                                                                                          6,688,000
                                                                                                                        -----------
     INDUSTRIAL SERVICES 2.1%
     Allied Waste North America Inc., senior note, B, 7.875%, 1/01/09 .......     United States       3,000,000           2,970,000
     Calpine Corp., senior note, 8.625%, 8/15/10 ............................     United States       3,000,000           3,014,469
     Universal Compression Inc., senior disc. note, zero cpn. to
      2/15/03, 9.875% thereafter, 2/15/08 ...................................     United States       1,250,000           1,081,250
                                                                                                                        -----------
                                                                                                                          7,065,719
                                                                                                                        -----------
     NON-ENERGY MINERALS .2%
     Century Aluminum Co., 144A, 11.75%, 4/15/08 ............................     United States         800,000             844,000
                                                                                                                        -----------
     PROCESS INDUSTRIES 5.0%
     Anchor Glass, first mortgage, 11.25%, 4/01/05 ..........................     United States       2,300,000           1,621,500
     Anchor Glass Container, senior note, 9.875%, 3/15/08 ...................     United States         700,000             355,250
     Consolidated Container Co. LLC, senior disc. note,
      10.125%, 7/15/09 ......................................................     United States       2,000,000           1,995,000
     Georgia Gulf Corp., senior sub. note, 10.375%, 11/01/07 ................     United States       1,000,000           1,060,000
     Graham Packaging Co., senior disc. note, B, zero cpn. to
      1/15/03, 10.75% thereafter, 1/15/09 ...................................     United States       1,700,000             722,500
     Graham Packaging Co., senior sub. note, B, 8.75%, 1/15/08 ..............     United States       1,200,000             846,000
     Hercules Inc., senior note, 144A, 11.125%, 11/15/07 ....................     United States       1,700,000           1,742,500
     Lyondell Chemical Co., senior secured note, B, 9.875%, 5/01/07 .........     United States       3,000,000           3,120,000
     Packaging Corp. of America, senior sub. note, 9.625%, 4/01/09 ..........     United States       2,250,000           2,424,375
     PMD Group Inc. 144A, senior sub. note, 11.00%, 2/28/11 .................     United States         500,000             517,500
(c)  Pindo Deli Finance Mauritius Ltd., senior note,10.25%, 10/01/02 ........       Indonesia         2,500,000             231,250
     Repap New Brunswick, senior note, 9.00%, 6/01/04 .......................         Canada            700,000             735,875
     Riverwood International, senior sub. note, 10.875%, 4/01/08 ............     United States       2,000,000           1,930,000
                                                                                                                        -----------
                                                                                                                         17,301,750
                                                                                                                        -----------
     PRODUCER MANUFACTURING 1.6%
     American Axle & Manufacturing Inc., senior sub. note,
      9.75%, 3/01/09 ........................................................     United States       1,000,000             992,500
(a,c)Cambridge Industries Inc., senior sub. note, B, 10.25%, 7/15/07 ........     United States         500,000             112,500
     Dura Operating Corp., senior sub. note, B, 9.00%, 5/01/09 ..............     United States       1,000,000             935,000
     Nortek Inc., senior note, 8.875%, 8/01/08 ..............................     United States       2,700,000           2,565,000
     Nortek Inc., senior note, B, 9.125%, 9/01/07 ...........................     United States         300,000             289,500
(c)  Talon Automotive Group Inc., senior sub. note, B, 9.625%, 5/01/08 ......     United States         800,000              12,000
     Terex Corp., senior sub. note, 8.875%, 4/01/08 .........................     United States       1,500,000           1,417,500
                                                                                                                        -----------
                                                                                                                          6,324,000
                                                                                                                        -----------
     TECHNOLOGY SERVICES .1%
(c)  PSINet Inc., senior note, 10.50%, 12/01/06 .............................     United States         700,000              45,500
(c)  PSINet Inc., senior note, 11.00%, 8/01/09 ..............................     United States       2,250,000             157,500
                                                                                                                        -----------
                                                                                                                            203,000
                                                                                                                        -----------


                                                                              23


FRANKLIN STRATEGIC SERIES
FRANKLIN STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS, APRIL 30, 2001 (CONT.)

                                                                                                     PRINCIPAL
                                                                                   COUNTRY             AMOUNT*            VALUE
-----------------------------------------------------------------------------------------------------------------------------------
     BONDS (CONT.)
     TRANSPORTATION .2%
     Ultrapetrol Ltd., first mortgage, 10.50%, 4/01/08 ......................        Bahamas        $ 1,000,000        $    825,000
                                                                                                                       ------------
     UTILITIES .8%
     CMS Energy Corp., senior note, 7.50%, 1/15/09 ..........................     United States       2,650,000           2,467,622
                                                                                                                       ------------
                                                                                                                          2,467,622
                                                                                                                       ------------
     TOTAL BONDS (COST $163,573,885) ........................................                                           135,512,140
                                                                                                                       ------------
     CONVERTIBLE BONDS 5.0%
     COMMUNICATIONS .8%
     Level 3 Communications Inc., cvt., sub. note, 6.00%, 3/15/10 ...........     United States       2,000,000             702,500
     Liberty Media Corp., cvt., 144A, 3.50%, 1/15/31 ........................     United States       2,500,000           1,940,625
                                                                                                                       ------------
                                                                                                                          2,643,125
                                                                                                                       ------------
     CONSUMER SERVICES .6%
     Adelphia Communications Corp., cvt., 6.00%, 2/15/06 ....................     United States       2,400,000           2,220,000
                                                                                                                       ------------
     ELECTRONIC TECHNOLOGY .6%
     SCI Systems Inc., cvt., sub. note, 3.00%, 3/15/07 ......................     United States       2,400,000           1,938,000
                                                                                                                       ------------
     FINANCE .7%
     Equity Office Properties Trust, cvt., exchangeable
      senior note, 144A, 7.25%, 11/15/08 ....................................     United States       2,250,000           2,331,563
     HEALTH SERVICES .8%
     Omnicare Inc., cvt. sub. deb., 5.00%, 12/01/07 .........................     United States       3,000,000           2,662,500
                                                                                                                       ------------
     HEALTH TECHNOLOGY .3%
     Alpharma Inc., cvt., 3.00%, 6/01/06 ....................................     United States       1,250,000           1,210,938
                                                                                                                       ------------
     TECHNOLOGY SERVICES 1.2%
     Affiliated Computer Services, cvt., sub. note, 4.00%, 3/15/05 ..........     United States       1,800,000           3,154,500
     BEA Systems Inc., cvt., 4.00%, 12/15/06 ................................     United States         750,000           1,065,000
                                                                                                                       ------------
                                                                                                                          4,219,500
                                                                                                                       ------------
     TOTAL CONVERTIBLE BONDS (COST $18,238,539) .............................                                            17,225,626
                                                                                                                       ------------
     OTHER MORTGAGES/ASSET BACKED SECURITIES 3.2%
     Champion Home Equity Loan Trust, Series 1996-2, Class A4,
      8.00%, 9/25/28 ........................................................     United States       1,000,000           1,037,200
     Conseco Inc., Series 1999-6, Class M2, 8.74%, 6/01/30 ..................     United States       2,000,000           2,029,078
     Delta Home Equity, Series 1998-2, Class A6F, 6.37%, 7/15/28 ............     United States       2,000,000           2,016,972
     Green Tree Financial Corp., Series 1992-2, Class A6, 6.92%, 12/01/30 ...     United States       1,000,000             895,097
     Green Tree Financial Corp., Series 1996-2, Class A4, 7.20%, 4/15/27 ....     United States       1,200,000           1,238,946
     Green Tree Financial Corp., Series 1998-7, Class B1, 7.68%, 7/01/30 ....     United States       1,000,000             944,941
     Green Tree Financial Corp., Series 1999-3, Class B1, 8.37%, 2/01/31 ....     United States       1,450,000           1,395,231
     Merrill Lynch Mortgage Investors Inc., Series 1995-C3, Class A3,
      7.068%, 12/26/25 ......................................................     United States         500,000             519,221
     Residential Asset Securities Corp., Series 1999-KS1, Class A18,
      6.32%, 4/25/30 ........................................................     United States         750,000             751,593
                                                                                                                       ------------
     TOTAL OTHER MORTGAGES/ASSET BACKED SECURITIES (COST $10,486,448) .......                                            10,828,279
                                                                                                                       ------------


24


FRANKLIN STRATEGIC SERIES
FRANKLIN STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS, APRIL 30, 2001 (CONT.)

                                                                                                  PRINCIPAL
                                                                              COUNTRY               AMOUNT*                VALUE
------------------------------------------------------------------------------------------------------------------------------------
  U.S. GOVERNMENT AGENCIES/MORTGAGES 10.0%
  FHLMC, 7.00%, 1/01/09 ................................................   United States           $   9,088              $    9,357
  FHLMC, 6.50%, 4/01/11 ................................................   United States              17,620                  17,902
  FHLMC, 7.00%, 9/01/11 ................................................   United States              18,989                  19,514
  FHLMC, 7.00%, 4/01/24 ................................................   United States              28,353                  28,787
  FHLMC, 7.50%, 4/01/24 ................................................   United States              20,775                  21,362
  FHLMC, 8.50%, 12/01/24 ...............................................   United States               8,316                   8,788
  FHLMC, 9.00%, 12/01/24 ...............................................   United States               4,581                   4,881
  FHLMC, 7.00%, 11/01/25 ...............................................   United States              13,302                  13,498
  FHLMC, 8.00%, 11/01/25 ...............................................   United States              10,045                  10,483
  FHLMC, 6.50%, 12/01/25 ...............................................   United States              23,641                  23,563
  FHLMC, 7.50%, 1/01/26 ................................................   United States              13,576                  13,926
  FHLMC, 8.00%, 1/01/26 ................................................   United States               7,056                   7,363
  FHLMC, 6.50%, 3/01/26 ................................................   United States              36,220                  36,049
  FHLMC, 7.00%, 9/01/26 ................................................   United States              21,448                  21,743
  FHLMC, 7.50%, 1/01/27 ................................................   United States              26,555                  27,225
  FHLMC, 7.00%, 4/01/28 ................................................   United States             274,399                 277,596
  FHLMC, 7.00%, 5/01/28 ................................................   United States             404,297                 408,778
  FHLMC, 6.50%, 6/01/29 ................................................   United States             451,704                 448,312
  FHLMC, 7.50%, 1/01/31 ................................................   United States           2,372,489               2,424,705
  FNMA, 7.50%, 10/01/07 ................................................   United States              12,838                  13,287
  FNMA, 6.50%, 2/01/09 .................................................   United States              14,846                  15,116
  FNMA, 6.50%, 4/01/11 .................................................   United States              12,093                  12,271
  FNMA, 6.00%, 4/01/13 .................................................   United States             759,029                 755,727
  FNMA, 6.50%, 6/01/13 .................................................   United States             654,488                 661,760
  FNMA, 5.50%, 3/01/14 .................................................   United States             848,088                 825,988
  FNMA, 5.50%, 6/01/14 .................................................   United States             887,920                 864,783
  FNMA, 7.50%, 10/01/14 ................................................   United States             406,334                 419,321
  FNMA, 6.50%, 1/01/24 .................................................   United States              21,670                  21,605
  FNMA, 7.00%, 5/01/24 .................................................   United States               8,498                   8,626
  FNMA, 8.00%, 1/01/25 .................................................   United States               8,766                   9,174
  FNMA, 9.00%, 3/01/25 .................................................   United States               1,238                   1,317
  FNMA, 9.00%, 5/01/25 .................................................   United States               2,431                   2,586
  FNMA, 8.50%, 7/01/25 .................................................   United States               6,569                   6,938
  FNMA, 8.00%, 12/01/25 ................................................   United States             299,639                 312,738
  FNMA, 7.00%, 1/01/26 .................................................   United States              24,236                  24,578
  FNMA, 7.00%, 3/01/26 .................................................   United States              28,867                  29,247
  FNMA, 8.00%, 5/01/26 .................................................   United States               8,260                   8,603
  FNMA, 8.00%, 6/01/26 .................................................   United States               4,332                   4,511
  FNMA, 7.50%, 10/01/26 ................................................   United States               4,435                   4,544
  FNMA, 8.00%, 1/01/27 .................................................   United States              10,635                  11,062
  FNMA, 7.00%, 4/01/27 .................................................   United States             464,812                 469,938
  FNMA, 6.50%, 3/01/28 .................................................   United States           2,106,488               2,089,955
  FNMA, 7.00%, 5/01/28 .................................................   United States             948,740                 958,704
  FNMA, 7.00%, 6/01/28 .................................................   United States           1,048,155               1,057,000
  FNMA, 6.00%, 9/01/28 .................................................   United States             836,683                 810,466
  FNMA, 6.00%, 10/01/28 ................................................   United States             748,952                 725,484


                                                                              25


FRANKLIN STRATEGIC SERIES
FRANKLIN STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS, APRIL 30, 2001 (CONT.)

                                                                                                 PRINCIPAL
                                                                              COUNTRY              AMOUNT*                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
    U.S. GOVERNMENT AGENCIES/MORTGAGES (CONT.)
    FNMA, 6.50%, 12/01/28 ................................................   United States        $  809,393             $   803,041
    FNMA, 7.50%, 12/01/28 ................................................   United States            36,540                  37,332
    FNMA, 6.00%, 1/01/29 .................................................   United States           855,497                 828,691
    FNMA, 7.00%, 5/01/29 .................................................   United States           853,286                 861,638
(d) FNMA, 7.00%, 5/01/29 .................................................   United States         2,872,759               2,898,680
    FNMA, 7.50%, 10/01/29 ................................................   United States         2,293,294               2,342,627
    FNMA, 8.00%, 10/01/30 ................................................   United States           831,464                 860,620
(d) FNMA, 6.50%, 5/01/31 .................................................   United States         1,903,810               1,884,793
    GNMA, 7.00%, 7/15/08 .................................................   United States           596,216                 616,963
    GNMA, 7.50%, 1/15/28 .................................................   United States           801,349                 821,088
    GNMA, 6.00%, 4/15/31 .................................................   United States         1,800,000               1,740,245
    GNMA, 6.50%, 4/15/31 .................................................   United States           868,298                 857,987
    GNMA, SF, 7.50%, 9/15/23 .............................................   United States             8,895                   9,160
    GNMA, SF, 6.50%, 3/15/24 .............................................   United States            38,484                  38,351
    GNMA, SF, 8.00%, 6/15/24 .............................................   United States            14,412                  15,030
    GNMA, SF, 8.50%, 8/15/24 .............................................   United States             3,733                   3,917
    GNMA, SF, 9.00%, 1/15/25 .............................................   United States             3,593                   3,812
    GNMA, SF, 8.00%, 2/15/25 .............................................   United States             7,714                   8,047
    GNMA, SF, 9.50%, 6/15/25 .............................................   United States             6,307                   6,915
    GNMA, SF, 7.50%, 1/15/26 .............................................   United States            21,351                  21,893
    GNMA, SF, 7.50%, 2/15/26 .............................................   United States            16,276                  16,689
    GNMA, SF, 9.00%, 3/15/26 .............................................   United States            23,483                  24,850
    GNMA, SF, 8.00%, 6/15/26 .............................................   United States            19,332                  20,030
    GNMA, SF, 8.00%, 7/15/26 .............................................   United States            29,371                  30,432
    GNMA, SF, 8.50%, 7/15/26 .............................................   United States             5,529                   5,783
    GNMA, SF, 8.00%, 9/15/26 .............................................   United States           553,028                 573,000
    GNMA, SF, 8.00%, 12/15/26 ............................................   United States           379,705                 393,418
    GNMA, SF, 7.50%, 9/15/27 .............................................   United States           439,187                 450,218
    GNMA, SF, 8.00%, 9/15/27 .............................................   United States           272,186                 281,847
    GNMA, SF, 7.00%, 5/15/28 .............................................   United States            37,196                  37,628
    GNMA, SF, 6.50%, 12/15/28 ............................................   United States           415,808                 413,029
    GNMA, SF, 6.50%, 2/15/29 .............................................   United States           774,159                 769,039
    GNMA I, 7.50%, 5/15/27 ...............................................   United States           612,217                 627,594
    GNMA I, 7.00%, 11/15/27 ..............................................   United States           762,712                 771,723
    GNMA I, 8.00%, 4/15/28 ...............................................   United States           461,624                 477,763
    GNMA II, 6.50%, 7/20/28 ..............................................   United States           790,625                 782,565
                                                                                                                         -----------
                                                                                                                          34,285,599
                                                                                                                         -----------
    U.S. GOVERNMENT SECURITIES .3%
    U.S. Treasury Bond, 6.125%, 11/15/27 .................................   United States           850,000                 873,548
                                                                                                                         -----------
    OTHER U.S. GOVERNMENT AND AGENCY SECURITIES 4.7%
    FHLB, 5.477%, 1/28/09 ................................................   United States         6,000,000               5,847,852
    FHLMC, 6.60%, 4/20/09 ................................................   United States         4,300,000               4,305,865
    FNMA, 5.75%, 6/15/05 .................................................   United States         6,000,000               6,095,790
                                                                                                                         -----------
                                                                                                                          16,249,507
                                                                                                                         -----------
  TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $50,558,294) .......                                                  51,408,654
                                                                                                                         -----------


26


FRANKLIN STRATEGIC SERIES
FRANKLIN STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS, APRIL 30, 2001 (CONT.)

                                                                                                PRINCIPAL
                                                                             COUNTRY             AMOUNT*                 VALUE
-----------------------------------------------------------------------------------------------------------------------------------
  FOREIGN GOVERNMENT AND AGENCY SECURITIES 27.3%
  Republic of Argentina, 11.75%, 6/15/15 ...............................     Argentina           $3,165,000            $ 2,486,108
  Republic of Argentina, L, 6.00%, 3/31/23 .............................     Argentina              360,000                226,240
  New South Wales Treasury Corp., 7.00%, 4/01/04 .......................     Australia            3,000,000 AUD          1,592,575
  Queensland Treasury Corp., 6.50%, 6/14/05 ............................     Australia            1,180,000 AUD            624,407
  Kingdom of Belgium, 7.75%, 10/15/04 ..................................      Belgium             2,023,000 EUR          1,953,108
  Republic of Brazil, 9.375%, 4/07/08 ..................................       Brazil             4,000,000              3,605,000
  Republic of Brazil, 14.50%, 10/15/09 .................................       Brazil             7,620,000              8,077,200
  Republic of Brazil, 11.00%, 8/17/40 ..................................       Brazil             6,600,000              5,046,855
  Republic of Bulgaria, FRN, 6.313%, 7/28/11 ...........................      Bulgaria            7,670,000              5,728,570
  Republic of Bulgaria, A, FRN, 6.313%, 7/28/24 ........................      Bulgaria              835,000                615,813
  Government of Canada, 8.75%, 12/01/05 ................................       Canada               303,000 CAD            223,577
  Government of Canada, 7.00%, 12/01/06 ................................       Canada               359,000 CAD            250,225
  Republic of Colombia, 9.75%, 4/23/09 .................................      Colombia              700,000                637,175
  Kingdom of Denmark, 5.00%, 8/15/05 ...................................      Denmark             4,070,000 DKK            480,763
  Republic of Ecuador, 144A, 12.00%, 11/15/12 ..........................      Ecuador             1,166,000                703,973
  Government of France, 6.75%, 10/25/03 ................................       France             1,178,000 EUR          1,093,648
  Government of France, 5.50%, 10/25/07 ................................       France               322,000 EUR            289,836
  Government of France, 4.00%, 10/25/09 ................................       France             2,039,000 EUR          1,652,032
  Federal Republic of Germany, 3.25%, 2/17/04 ..........................      Germany               880,000 EUR            753,325
  Federal Republic of Germany, 7.375%, 1/03/05 .........................      Germany             1,000,000 EUR            963,279
  Federal Republic of Germany, 4.50%, 7/04/09 ..........................      Germany             4,674,000 EUR          4,009,470
  Federal Republic of Germany, Series 136, 5.00%, 8/19/05 ..............      Germany             1,550,000 EUR          1,386,655
  Buoni Poliennali Del Tes, 7.75%, 11/01/06 ............................       Italy              1,319,000 EUR          1,317,749
  Italy Government, 6.75%, 2/01/07 .....................................       Italy              1,513,216 EUR          1,452,216
  Italy Government, 5.00%, 5/01/08 .....................................       Italy                337,000 EUR            296,227
  Government of Jamaica, Reg S, 9.625%, 7/02/02 ........................      Jamaica             1,750,000              1,776,250
  United Mexican States, 9.75%, 4/06/05 ................................       Mexico             2,000,000              2,155,000
  United Mexican States, 8.625%, 3/12/08 ...............................       Mexico             7,470,000              7,619,400
  United Mexican States, 10.375%, 2/17/09 ..............................       Mexico             2,930,000              3,232,523
  United Mexican States, 11.375%, 9/15/16 ..............................       Mexico             1,500,000              1,757,250
  United Mexican States, 11.50%, 5/15/26 ...............................       Mexico             1,500,000              1,819,125
  Netherlands Government, 8.50%, 6/01/06 ...............................    Netherlands           1,619,707 EUR          1,657,587
  Government of New Zealand, 7.00%, 7/15/09 ............................    New Zealand           2,000,000 NZD            852,616
  Republic Of Panama, 8.875%, 9/30/27 ..................................       Panama             1,500,000              1,335,000
  Republic of Panama, 9.375%, 4/01/29 ..................................       Panama             3,530,000              3,567,948
  Republic of Peru, FRN, 4.50%, 3/07/17 ................................        Peru              3,605,000              2,203,556
  Republic of Philippines, 9.875%, 3/16/10 .............................    Philippines           1,500,000              1,408,125
  Federation of Russia, Reg S, 10.00%, 6/26/07 .........................       Russia             4,000,000              3,200,000
  Bonos Y Oblig Del Estado, 3.25%, 1/31/05 .............................       Spain              2,768,000 EUR          2,318,752
  Kingdom of Sweden, 10.25%, 5/05/03 ...................................       Sweden             7,000,000 SEK            757,233
  Republic of Turkey, 12.375%, 6/15/09 .................................       Turkey             1,217,000              1,095,300
  Republic of Turkey, 11.875%, 1/15/30 .................................       Turkey             1,250,000              1,029,688
  Republic of Turkey, 144A, 10.00%, 9/19/07 ............................       Turkey               410,000                359,775
  Republic of Turkey, Reg S, 10.00%, 9/19/07 ...........................       Turkey               628,000                551,070
  United Kingdom, 6.50%, 12/07/03 ......................................   United Kingdom           995,000 GBP          1,472,476


                                                                              27


FRANKLIN STRATEGIC SERIES
FRANKLIN STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS, APRIL 30, 2001 (CONT.)

                                                                                                 PRINCIPAL
                                                                             COUNTRY              AMOUNT*               VALUE
-----------------------------------------------------------------------------------------------------------------------------------
   FOREIGN GOVERNMENT AND AGENCY SECURITIES (CONT.)
   United Kingdom, 7.50%, 12/07/06 .....................................    United Kingdom        2,081,000 GBP        $  3,307,846
   Republic of Venezuela, 9.25%, 9/15/27 ...............................      Venezuela           4,493,000               3,108,594
   Republic of Venezuela, 144A, 9.125%, 6/18/07 ........................      Venezuela             100,000                  86,780
   Republic of Venezuela, FRN, 7.375%, 3/31/20 .........................      Venezuela             250,000                 195,887
   Republic of Venezuela, Reg S, 9.125%, 6/18/07 .......................      Venezuela           1,200,000               1,041,355
                                                                                                                       ------------
   TOTAL FOREIGN GOVERNMENT AND AGENCY SECURITIES (COST $97,579,075) ...                                                 93,375,162
                                                                                                                       ------------
   TOTAL LONG TERM INVESTMENTS (COST $359,290,356) .....................                                                328,323,008
                                                                                                                       ------------

                                                                                                   SHARES
                                                                                                 ----------
(b)SHORT TERM INVESTMENTS 3.9%
   Franklin Institutional Fiduciary Trust Money Market Portfolio
    (COST $13,233,829) .................................................     United States        13,233,829             13,233,829
                                                                                                                       ------------
   TOTAL INVESTMENTS (COST $372,524,185) 99.7% .........................                                                341,556,837
   OTHER ASSETS, LESS LIABILITIES .3% ..................................                                                  1,171,229
                                                                                                                       ------------
   NET ASSETS 100.0% ...................................................                                               $342,728,066
                                                                                                                       ============


CURRENCY ABBREVIATIONS:
AUD  - Australian Dollar
CAD  - Canadian Dollar
DKK  - Danish Krone
EUR  - European Union Euro
GBP  - British Pound
NZD  - New Zealand Dollar
SEK  - Swedish Krona



*  The principal amount is stated in U.S. dollars unless otherwise indicated.
(a)Non-income producing
(b)The Franklin Institutional Trust Money Market Portfolio is managed by Franklin Advisers, Inc.
(c)See Note 6 regarding defaulted securities.
(d)Sufficient collateral has been segregated for securities traded on a when issued or delayed delivery.

28                     See notes to financial statements.


FRANKLIN STRATEGIC SERIES
FRANKLIN STRATEGIC INCOME FUND

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2001

Assets:
 Investments in securities:
  Cost ........................................................................................................       $ 372,524,185
                                                                                                                      =============
  Value .......................................................................................................         341,556,837
 Receivables:
  Investment securities sold ..................................................................................             252,552
  Capital shares sold .........................................................................................           1,262,989
  Dividends and interest ......................................................................................           5,838,667
                                                                                                                      -------------
      Total assets ............................................................................................         348,911,045
                                                                                                                      -------------
Liabilities:
 Payables:
  Investment securities purchased .............................................................................           4,796,778
  Capital shares redeemed .....................................................................................             854,791
  Affiliates ..................................................................................................             253,476
  Shareholders ................................................................................................             174,524
 Other liabilities ............................................................................................             103,410
                                                                                                                      -------------
      Total liabilities .......................................................................................           6,182,979
                                                                                                                      -------------
       Net assets, at value ...................................................................................       $ 342,728,066
                                                                                                                      =============
Net assets consist of:
 Undistributed net investment income ..........................................................................       $     168,320
 Net unrealized depreciation ..................................................................................         (30,990,139)
 Accumulated net realized loss ................................................................................         (11,135,502)
 Capital shares ...............................................................................................         384,685,387
                                                                                                                      =============
       Net assets, at value ...................................................................................       $ 342,728,066
                                                                                                                      =============
CLASS A:
 Net asset value per share(a) ($245,974,460 / 25,667,178 shares outstanding) ..................................       $        9.58
                                                                                                                      =============
 Maximum offering price per share ($9.58 / 95.75%) ............................................................       $       10.01
                                                                                                                      =============
CLASS B:
 Net asset value and maximum offering price per share(a) ($24,631,151 / 2,563,514 shares outstanding) .........       $        9.61
                                                                                                                      =============
CLASS C:
 Net asset value per share(a) ($46,732,158 / 4,876,121 shares outstanding) ....................................       $        9.58
                                                                                                                      =============
 Maximum offering price per share ($9.58 / 99.00%) ............................................................       $        9.68
                                                                                                                      =============
ADVISOR CLASS:
 Net asset value and maximum offering price per share ($25,390,297 / 2,648,363 shares outstanding) ............       $        9.59
                                                                                                                      =============

(a)Redemption price is equal to net asset value less any applicable contingent deferred sales charge.


                       See notes to financial statements.                    29


FRANKLIN STRATEGIC SERIES
FRANKLIN STRATEGIC INCOME FUND

Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED APRIL 30, 2001

Investment income:
 Dividends ...............................................................................................             $  1,600,458
 Interest ................................................................................................               28,073,067
                                                                                                                       ------------
      Total investment income ............................................................................               29,673,525
                                                                                                                       ------------
Expenses:
 Management fees (Note 3) ................................................................................                1,714,218
 Distribution fees (Note 3)
  Class A ................................................................................................                  620,148
  Class B ................................................................................................                  115,530
  Class C ................................................................................................                  273,427
 Transfer agent fees (Note 3) ............................................................................                  539,276
 Custodian fees ..........................................................................................                   36,217
 Reports to shareholders .................................................................................                   38,608
 Registration and filing fees ............................................................................                   82,701
 Professional fees (Note 3) ..............................................................................                   31,890
 Trustees' fees and expenses .............................................................................                    2,385
 Other ...................................................................................................                   15,191
                                                                                                                       ------------
      Total expenses .....................................................................................                3,469,591
      Expenses waived/paid by affiliate (Note 3) .........................................................                 (799,301)
                                                                                                                       ------------
       Net expenses ......................................................................................                2,670,290
                                                                                                                       ------------
        Net investment income ............................................................................               27,003,235
                                                                                                                       ------------
Realized and unrealized gains (losses):
 Net realized loss from:
  Investments ............................................................................................               (5,630,803)
  Foreign currency transactions ..........................................................................                 (102,772)
                                                                                                                       ------------
      Net realized loss ..................................................................................               (5,733,575)
 Net unrealized appreciation (depreciation) on:
  Investments ............................................................................................               (3,831,044)
  Translation of assets and liabilities denominated in foreign currencies ................................                   55,855
                                                                                                                       ------------
      Net unrealized depreciation ........................................................................               (3,775,189)
                                                                                                                       ------------
Net realized and unrealized loss .........................................................................               (9,508,764)
                                                                                                                       ------------
Net increase in net assets resulting from operations .....................................................             $ 17,494,471
                                                                                                                       ============


30                     See notes to financial statements.


FRANKLIN STRATEGIC SERIES
FRANKLIN STRATEGIC INCOME FUND

Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED APRIL 30, 2001 AND 2000

                                                                                                    2001                  2000
                                                                                               -------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ..............................................................         $  27,003,235          $  26,020,782
  Net realized loss from investments and foreign currency transactions ...............            (5,733,575)            (5,082,589)
  Net unrealized depreciation on investments and translation of assets
    and liabilities denominated in foreign currencies ................................            (3,775,189)           (24,918,903)
                                                                                               -------------------------------------
      Net increase (decrease) in net assets resulting from operations ................            17,494,471             (3,980,710)
 Distributions to shareholders from:
  Net investment income:
   Class A ...........................................................................           (20,013,775)           (20,681,821)
   Class B ...........................................................................            (1,332,874)              (701,635)
   Class C ...........................................................................            (3,216,931)            (2,919,234)
   Advisor Class .....................................................................            (1,932,889)              (598,051)
                                                                                               -------------------------------------
 Total distributions to shareholders .................................................           (26,496,469)           (24,900,741)
 Capital share transactions: (Note 2)
   Class A ...........................................................................            (1,802,191)            30,781,237
   Class B ...........................................................................            11,526,671             10,141,223
   Class C ...........................................................................             8,192,689              7,137,926
   Advisor Class .....................................................................             4,230,934             22,303,507
                                                                                               -------------------------------------
 Total capital share transactions ....................................................            22,148,103             70,363,893
      Net increase in net assets .....................................................            13,146,105             41,482,442
Net assets
 Beginning of year ...................................................................           329,581,961            288,099,519
                                                                                               -------------------------------------
 End of year .........................................................................         $ 342,728,066          $ 329,581,961
                                                                                               ====================================
Undistributed net investment income included in net assets:
 End of year .........................................................................         $     168,320          $     647,502
                                                                                               ====================================


                       See notes to financial statements.                    31


FRANKLIN STRATEGIC SERIES
FRANKLIN STRATEGIC INCOME FUND

Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Strategic Series (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of thirteen separate series (the Funds). Franklin Strategic Income Fund (the Fund) included in this report is non-diversified. The Fund's investment objective is to obtain a high level of current income while seeking capital appreciation.

The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. MORTGAGE DOLLAR ROLLS:

The Fund enters into dollar roll transactions in which it agrees to sell and repurchase mortgage backed securities. If the securities are substantially similar, the difference between the sale and the purchase price is treated as interest income and realized gains and losses are deferred.

d. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.


32


FRANKLIN STRATEGIC SERIES
FRANKLIN STRATEGIC INCOME FUND

Notes to Financial Statements (continued)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

e. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount is amortized on an income tax basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

f. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

g. AUDIT GUIDE:

In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Fund to record all paydown gains and losses to investment income and amortize premium and discount on all fixed-income securities. Adopting these principles will not impact the net assets or the distributions of the Fund. The Fund estimates that the initial adjustment required upon adoption of premium and discount amortization will decrease the recorded cost of its investments by approximately $806,295.


2. SHARES OF BENEFICIAL INTEREST

The Fund offers four classes of shares: Class A, Class B, Class C, and Advisor Class. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At April 30, 2001, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                                                                    YEAR ENDED APRIL 30,
                                                             ----------------------------------------------------------------------
                                                                          2001                                 2000(a)
                                                             ------------------------------        --------------------------------
                                                               SHARES            AMOUNT               SHARES             AMOUNT
                                                             ----------        ------------        -----------        -------------
CLASS A SHARES:
 Shares sold .........................................        6,960,142        $ 67,662,798         10,107,775        $ 102,601,479
 Shares issued on merger(b) ..........................               --                  --          3,713,540           37,543,893
 Shares issued in reinvestment of distributions ......        1,358,104          13,177,316          1,275,159           12,919,144
 Share redeemed ......................................       (8,505,934)        (82,642,305)       (12,086,386)        (122,283,279)
                                                             ----------        ------------        -----------        -------------
 Net increase (decrease) .............................         (187,688)       $ (1,802,191)         3,010,088        $  30,781,237
                                                             ==========        ============        ===========        =============


                                                                              33


FRANKLIN STRATEGIC SERIES
FRANKLIN STRATEGIC INCOME FUND

Notes to Financial Statements (continued)


2. SHARES OF BENEFICIAL INTEREST (CONT.)

                                                                                       YEAR ENDED APRIL 30,
                                                               --------------------------------------------------------------------
                                                                           2001                                2000(a)
                                                               ------------------------------        ------------------------------
                                                                 SHARES             AMOUNT             SHARES            AMOUNT
                                                               ----------        ------------        ----------        ------------
CLASS B SHARES:
 Shares sold ...........................................        1,346,806        $ 13,144,232         1,082,310        $ 11,077,406
 Shares issued in reinvestment of distributions ........           88,397             859,860            46,222             466,896
 Share redeemed ........................................         (254,783)         (2,477,421)         (139,651)         (1,403,079)
                                                               --------------------------------------------------------------------
 Net increase ..........................................        1,180,420        $ 11,526,671           988,881        $ 10,141,223
                                                               ====================================================================
CLASS C SHARES:
 Shares sold ...........................................        2,346,949        $ 22,796,870         1,966,177        $ 20,041,073
 Shares issued in reinvestment of distributions ........          185,171           1,796,356           167,498           1,699,352
 Share redeemed ........................................       (1,691,770)        (16,400,537)       (1,442,427)        (14,602,499)
                                                               --------------------------------------------------------------------
 Net increase ..........................................          840,350        $  8,192,689           691,248        $  7,137,926
                                                               ====================================================================
ADVISOR CLASS SHARES:
 Shares sold ...........................................          343,283        $  3,367,126         2,161,209        $ 21,764,041
 Shares issued on merger(b) ............................               --                  --             8,554              86,480
 Shares issued in reinvestment of distributions ........          199,123           1,931,882            59,883             597,001
 Share redeemed ........................................         (109,432)         (1,068,074)          (14,257)           (144,015)
                                                               --------------------------------------------------------------------
 Net increase ..........................................          432,974        $  4,230,934         2,215,389        $ 22,303,507
                                                               ====================================================================

(a)For the period August 12, 1999 (effective date) to April 30, 2000 for Advisor Class Shares.
(b)During the year ended April 30, 2000, the Fund acquired the net assets of the Franklin Investment Grade Income Fund pursuant to a plan of reorganization approved by Franklin Investment Grade Income Fund's shareholders.


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of the following entities:

         ENTITY                                                           AFFILIATION
         ------------------------------------------------------------------------------------------------
         Franklin Templeton Services, LLC. (FT Services)                  Administration manager
         Franklin Advisers, Inc. (Advisers)                               Investment manager
         Templeton Investment Counsel, Inc. (TICI)                        Investment manager
         Franklin/Templeton Distributors, Inc. (Distributors)             Principal Underwriter
         Franklin/Templeton Investor Services, LLC. (Investor Services)   Transfer Agent

The Fund pays an investment management fee to Advisers based on the average net assets of the Fund as follows:

         ANNUALIZED
          FEE RATE   DAILY NET ASSETS
         ---------------------------------------------------------------
            .625%    First $100 million
            .500%    Over $100 million, up to and including $250 million
            .450%    In excess of $250 million


34


FRANKLIN STRATEGIC SERIES
FRANKLIN STRATEGIC INCOME FUND

Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES (CONT.)

Management fees were reduced on assets invested in the Franklin Institutional Fiduciary Trust Money Market Portfolio.

Advisers agreed in advance to waive management fees, as noted in the Statement of Operations.

Under a subadvisory agreement, Templeton Investment Counsel, Inc. (TICI) provides subadvisory services to the Fund and receives from Advisers fees based on the average daily net assets of the Fund.

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

The Fund reimburses Distributors up to .25%, .65%, and .65% per year of the average daily net assets of Class A, Class B, and Class C, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of the Fund's shares, and received contingent deferred sales charges for the period of $556,773 and $58,026, respectively.

The Fund paid transfer agent fees of $539,276, of which $289,419 was paid to Investors Services.

Included in professional fees are legal fees of $11,356 that were paid to a law firm in which a partner of that firm was an officer of the Fund.


4. INCOME TAXES

At April 30, 2001, the Fund had deferred capital losses and deferred currency losses occurring subsequent to October 31, 2000 of $1,738,246 and $343,607, respectively. For tax purposes, such losses will be reflected in the year ending April 30, 2002.

At April 30, 2001, the Fund had tax basis capital losses of $8,854,034 which may be carried over to offset future capital gains. Such losses expire as follows:

         Capital loss carryovers expiring in:
         2003 ...................................................     $  254,062
         2004 ...................................................        368,716
         2007 ...................................................        780,115
         2008 ...................................................      4,559,001
         2009 ...................................................      2,892,140
                                                                      ----------
                                                                      $8,854,034
                                                                      ==========

At April 30, 2001, the net unrealized depreciation based on the cost of investments for income tax purposes of $372,725,384 was as follows:

        Unrealized appreciation ...............................   $ 15,133,589
        Unrealized depreciation ...............................    (46,302,136)
                                                                  ------------
        Net unrealized depreciation ...........................   $(31,168,547)
                                                                  ============


                                                                              35


FRANKLIN STRATEGIC SERIES
FRANKLIN STRATEGIC INCOME FUND

Notes to Financial Statements (continued)


4. INCOME TAXES (CONT.)

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, defaulted bonds, and paydown gains.

Net realized losses differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, mortgage dollar roll transactions, and paydown gains.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended April 30, 2001 aggregated $128,420,437 and $116,302,753, respectively.


6. CREDIT RISK AND DEFAULTED SECURITIES

The Fund has 61.6% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer. At April 30, 2001, the Fund held defaulted securities with a value aggregating $1,073,621 representing .3% of the Fund's net assets. For information as to specific securities, see the accompanying Statement of Investments.

For financial reporting purposes, the Fund discontinues accruing income on defaulted bonds and provides estimates for losses on interest receivable.


36


FRANKLIN STRATEGIC SERIES
FRANKLIN STRATEGIC INCOME FUND

Independent Auditors' Report


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
FRANKLIN STRATEGIC SERIES

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Strategic Income Fund (the "Fund") (one of the funds constituting the Franklin Strategic Series) at April 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
June 8, 2001


                                                                              37


FRANKLIN STRATEGIC SERIES
FRANKLIN STRATEGIC INCOME FUND

Tax Designation


Under Section 854(b)(2) of the Internal Revenue Code, the Fund hereby designates 3.50% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended April 30, 2001.


38


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                       This page intentionally left blank.





                                    FRANKLIN STRATEGIC           LEHMAN BROTHERS
                                    INCOME FUND -                U.S. AGGREGATE
                                        CLASS A                        INDEX
--------------------------------------------------------------------------------

          05/24/1994                   $9,579                        $10,000
          05/31/1994                   $9,579             0.00%      $10,000
          06/30/1994                   $9,492            -0.22%      $9,978
          07/31/1994                   $9,617             1.99%      $10,176
          08/31/1994                   $9,761             0.12%      $10,189
          09/30/1994                   $9,808            -1.47%      $10,039
          10/31/1994                   $9,825            -0.09%      $10,030
          11/30/1994                   $9,793            -0.22%      $10,008
          12/31/1994                   $9,746             0.69%      $10,077
          01/31/1995                   $9,753             1.98%      $10,276
          02/28/1995                   $10,023            2.38%      $10,521
          03/31/1995                   $10,182            0.61%      $10,585
          04/30/1995                   $10,435            1.40%      $10,733
          05/31/1995                   $10,731            3.87%      $11,149
          06/30/1995                   $10,780            0.73%      $11,230
          07/31/1995                   $11,007           -0.22%      $11,205
          08/31/1995                   $11,035            1.21%      $11,341
          09/30/1995                   $11,180            0.97%      $11,451
          10/31/1995                   $11,273            1.30%      $11,600
          11/30/1995                   $11,366            1.50%      $11,774
          12/31/1995                   $11,566            1.40%      $11,939
          01/31/1996                   $11,771            0.66%      $12,017
          02/29/1996                   $11,779           -1.74%      $11,808
          03/31/1996                   $11,864           -0.70%      $11,726
          04/30/1996                   $12,062           -0.56%      $11,660
          05/31/1996                   $12,228           -0.20%      $11,637
          06/30/1996                   $12,281            1.34%      $11,792
          07/31/1996                   $12,289            0.27%      $11,824
          08/31/1996                   $12,526           -0.17%      $11,804
          09/30/1996                   $12,938            1.74%      $12,010
          10/31/1996                   $13,063            2.22%      $12,276
          11/30/1996                   $13,419            1.71%      $12,486
          12/31/1996                   $13,538           -0.93%      $12,370
          01/31/1997                   $13,679            0.31%      $12,408
          02/28/1997                   $13,759            0.25%      $12,439
          03/31/1997                   $13,443           -1.11%      $12,301
          04/30/1997                   $13,587            1.50%      $12,486
          05/31/1997                   $13,883            0.95%      $12,604
          06/30/1997                   $14,117            1.19%      $12,754
          07/31/1997                   $14,430            2.70%      $13,099
          08/31/1997                   $14,437           -0.85%      $12,987
          09/30/1997                   $14,728            1.47%      $13,178
          10/31/1997                   $14,500            1.45%      $13,369
          11/30/1997                   $14,690            0.46%      $13,431
          12/31/1997                   $14,895            1.01%      $13,567


          01/31/1998                   $15,063            1.28%      $13,740
          02/28/1998                   $15,177           -0.08%      $13,729
          03/31/1998                   $15,306            0.34%      $13,776
          04/30/1998                   $15,368            0.52%      $13,848
          05/31/1998                   $15,278            0.95%      $13,979
          06/30/1998                   $15,230            0.85%      $14,098
          07/31/1998                   $15,338            0.21%      $14,128
          08/31/1998                   $13,904            1.63%      $14,358
          09/30/1998                   $14,593            2.34%      $14,694
          10/31/1998                   $14,889           -0.53%      $14,616
          11/30/1998                   $15,487            0.57%      $14,699
          12/31/1998                   $15,498            0.30%      $14,743
          01/31/1999                   $15,567            0.71%      $14,848
          02/28/1999                   $15,360           -1.75%      $14,588
          03/31/1999                   $15,592            0.55%      $14,668
          04/30/1999                   $16,017            0.32%      $14,715
          05/31/1999                   $15,642           -0.88%      $14,586
          06/30/1999                   $15,670           -0.32%      $14,539
          07/31/1999                   $15,561           -0.43%      $14,477
          08/31/1999                   $15,422           -0.05%      $14,469
          09/30/1999                   $15,434            1.16%      $14,637
          10/31/1999                   $15,508            0.37%      $14,691
          11/30/1999                   $15,644           -0.01%      $14,690
          12/31/1999                   $15,859           -0.48%      $14,620
          01/31/2000                   $15,600           -0.33%      $14,571
          02/29/2000                   $15,795            1.21%      $14,748
          03/31/2000                   $15,833            1.32%      $14,942
          04/30/2000                   $15,728           -0.29%      $14,899
          05/31/2000                   $15,525           -0.05%      $14,891
          06/30/2000                   $15,984            2.08%      $15,201
          07/31/2000                   $16,088            0.91%      $15,340
          08/31/2000                   $16,341            1.45%      $15,562
          09/30/2000                   $16,235            0.63%      $15,660
          10/31/2000                   $15,912            0.66%      $15,763
          11/30/2000                   $15,587            1.64%      $16,022
          12/31/2000                   $16,272            1.86%      $16,320
          01/31/2001                   $16,927            1.64%      $16,588
          02/28/2001                   $16,868            0.87%      $16,732
          03/31/2001                   $16,603            0.50%      $16,815
          04/30/2001                   $16,614           -0.42%      $16,745



                                 FRANKLIN STRATEGIC            LEHMAN BROTHERS
                                 INCOME FUND -                 U.S. AGGREGATE
                                 CLASS B                           INDEX
--------------------------------------------------------------------------------

        01/01/1999                  $10,000                       $10,000
        01/31/1999                  $10,054            0.71%      $10,071
        02/28/1999                  $9,914            -1.75%      $9,895
        03/31/1999                  $10,069            0.55%      $9,949
        04/30/1999                  $10,340            0.32%      $9,981
        05/31/1999                  $10,104           -0.88%      $9,893
        06/30/1999                  $10,119           -0.32%      $9,862
        07/31/1999                  $10,036           -0.43%      $9,819
        08/31/1999                  $9,943            -0.05%      $9,814


        09/30/1999                  $9,958             1.16%      $9,928
        10/31/1999                  $9,993             0.37%      $9,965
        11/30/1999                  $10,077           -0.01%      $9,964
        12/31/1999                  $10,213           -0.48%      $9,916
        01/31/2000                  $10,053           -0.33%      $9,883
        02/29/2000                  $10,165            1.21%      $10,003
        03/31/2000                  $10,186            1.32%      $10,135
        04/30/2000                  $10,115           -0.29%      $10,105
        05/31/2000                  $9,981            -0.05%      $10,100
        06/30/2000                  $10,271            2.08%      $10,311
        07/31/2000                  $10,334            0.91%      $10,404
        08/31/2000                  $10,493            1.45%      $10,555
        09/30/2000                  $10,432            0.63%      $10,622
        10/31/2000                  $10,222            0.66%      $10,692
        11/30/2000                  $10,010            1.64%      $10,867
        12/31/2000                  $10,445            1.86%      $11,069
        01/31/2001                  $10,850            1.64%      $11,251
        02/28/2001                  $10,820            0.87%      $11,349
        03/31/2001                  $10,647            0.50%      $11,405
        04/30/2001                  $10,371           -0.42%      $11,358


                                                                   LEHMAN
                                                                   BROTHERS
                                      FRANKLIN STRATEGIC             U.S.
                                       INCOME FUND -               AGGREGATE
                                         CLASS C                     INDEX
--------------------------------------------------------------------------------
         05/01/1998                  $ 9,903                        $10,000
         05/31/1998                  $ 9,823             0.95%      $10,095
         06/30/1998                  $ 9,789             0.85%      $10,181
         07/31/1998                  $ 9,855             0.21%      $10,202
         08/31/1998                  $ 8,940             1.63%      $10,368
         09/30/1998                  $ 9,369             2.34%      $10,611
         10/31/1998                  $ 9,556            -0.53%      $10,555
         11/30/1998                  $ 9,936             0.57%      $10,615
         12/31/1998                  $ 9,940             0.30%      $10,647
         01/31/1999                  $ 9,980             0.71%      $10,722
         02/28/1999                  $ 9,844            -1.75%      $10,535
         03/31/1999                  $ 9,989             0.55%      $10,593
         04/30/1999                  $10,258             0.32%      $10,627
         05/31/1999                  $10,014            -0.88%      $10,533
         06/30/1999                  $10,028            -0.32%      $10,499
         07/31/1999                  $ 9,955            -0.43%      $10,454
         08/31/1999                  $ 9,853            -0.05%      $10,449
         09/30/1999                  $ 9,868             1.16%      $10,570
         10/31/1999                  $ 9,912             0.37%      $10,609
         11/30/1999                  $ 9,995            -0.01%      $10,608
         12/31/1999                  $10,129            -0.48%      $10,557
         01/31/2000                  $ 9,960            -0.33%      $10,523
         02/29/2000                  $10,082             1.21%      $10,650
         03/31/2000                  $10,103             1.32%      $10,790
         04/30/2000                  $10,032            -0.29%      $10,759
         05/31/2000                  $ 9,899            -0.05%      $10,754
         06/30/2000                  $10,189             2.08%      $10,977
         07/31/2000                  $10,251             0.91%      $11,077
         08/31/2000                  $10,409             1.45%      $11,238


         09/30/2000                  $10,338             0.63%      $11,309
         10/31/2000                  $10,129             0.66%      $11,383
         11/30/2000                  $ 9,929             1.64%      $11,570
         12/31/2000                  $10,351             1.86%      $11,785
         01/31/2001                  $10,764             1.64%      $11,979
         02/28/2001                  $10,734             0.87%      $12,083
         03/31/2001                  $10,551             0.50%      $12,143
         04/30/2001                  $10,555            -0.42%      $12,092

GRAPHIC MATERIAL (4)

The following line graph compares the performance of Franklin Strategic Income Fund - Advisor Class(8) with that of the Lehman Brothers U.S. Aggregate Index(7), based on a $10,000 investment from 5/24/94 to 4/30/01.

                                 FRANKLIN STRATEGIC           LEHMAN BROTHERS
                                 INCOME FUND -                U.S. AGGREGATE
                                 ADVISOR CLASS                      INDEX
--------------------------------------------------------------------------------
        05/24/1994                  $10,000                        $10,000
        05/31/1994                  $10,000            0.00%       $10,000
        06/30/1994                  $9,910            -0.22%       $9,978
        07/31/1994                  $10,040            1.99%       $10,176
        08/31/1994                  $10,190            0.12%       $10,189
        09/30/1994                  $10,240           -1.47%       $10,039
        10/31/1994                  $10,257           -0.09%       $10,030
        11/30/1994                  $10,224           -0.22%       $10,008
        12/31/1994                  $10,174            0.69%       $10,077
        01/31/1995                  $10,182            1.98%       $10,276
        02/28/1995                  $10,464            2.38%       $10,521
        03/31/1995                  $10,630            0.61%       $10,585
        04/30/1995                  $10,894            1.40%       $10,733
        05/31/1995                  $11,204            3.87%       $11,149
        06/30/1995                  $11,255            0.73%       $11,230
        07/31/1995                  $11,491           -0.22%       $11,205
        08/31/1995                  $11,521            1.21%       $11,341
        09/30/1995                  $11,672            0.97%       $11,451
        10/31/1995                  $11,769            1.30%       $11,600
        11/30/1995                  $11,866            1.50%       $11,774
        12/31/1995                  $12,075            1.40%       $11,939
        01/31/1996                  $12,289            0.66%       $12,017
        02/29/1996                  $12,297           -1.74%       $11,808
        03/31/1996                  $12,386           -0.70%       $11,726
        04/30/1996                  $12,593           -0.56%       $11,660
        05/31/1996                  $12,766           -0.20%       $11,637
        06/30/1996                  $12,821            1.34%       $11,792
        07/31/1996                  $12,830            0.27%       $11,824
        08/31/1996                  $13,077           -0.17%       $11,804
        09/30/1996                  $13,508            1.74%       $12,010
        10/31/1996                  $13,637            2.22%       $12,276
        11/30/1996                  $14,010            1.71%       $12,486
        12/31/1996                  $14,134           -0.93%       $12,370
        01/31/1997                  $14,281            0.31%       $12,408
        02/28/1997                  $14,365            0.25%       $12,439
        03/31/1997                  $14,034           -1.11%       $12,301
        04/30/1997                  $14,185            1.50%       $12,486
        05/31/1997                  $14,494            0.95%       $12,604
        06/30/1997                  $14,739            1.19%       $12,754
        07/31/1997                  $15,065            2.70%       $13,099
        08/31/1997                  $15,072           -0.85%       $12,987
        09/30/1997                  $15,376            1.47%       $13,178


        10/31/1997                  $15,138            1.45%       $13,369
        11/30/1997                  $15,336            0.46%       $13,431
        12/31/1997                  $15,551            1.01%       $13,567
        01/31/1998                  $15,726            1.28%       $13,740
        02/28/1998                  $15,845           -0.08%       $13,729
        03/31/1998                  $15,980            0.34%       $13,776
        04/30/1998                  $16,044            0.52%       $13,848
        05/31/1998                  $15,950            0.95%       $13,979
        06/30/1998                  $15,900            0.85%       $14,098
        07/31/1998                  $16,013            0.21%       $14,128
        08/31/1998                  $14,516            1.63%       $14,358
        09/30/1998                  $15,235            2.34%       $14,694
        10/31/1998                  $15,544           -0.53%       $14,616
        11/30/1998                  $16,168            0.57%       $14,699
        12/31/1998                  $16,180            0.30%       $14,743
        01/31/1999                  $16,252            0.71%       $14,848
        02/28/1999                  $16,036           -1.75%       $14,588
        03/31/1999                  $16,278            0.55%       $14,668
        04/30/1999                  $16,722            0.32%       $14,715
        05/31/1999                  $16,331           -0.88%       $14,586
        06/30/1999                  $16,359           -0.32%       $14,539
        07/31/1999                  $16,246           -0.43%       $14,477
        08/31/1999      -0.90%      $16,100           -0.05%       $14,469
        09/30/1999       0.20%      $16,132            1.16%       $14,637
        10/31/1999       0.40%      $16,197            0.37%       $14,691
        11/30/1999       0.90%      $16,342           -0.01%       $14,690
        12/31/1999       1.40%      $16,571           -0.48%       $14,620
        01/31/2000      -1.52%      $16,319           -0.33%       $14,571
        02/29/2000       1.17%      $16,510            1.21%       $14,748
        03/31/2000       0.26%      $16,553            1.32%       $14,942
        04/30/2000      -0.64%      $16,447           -0.29%       $14,899
        05/31/2000      -1.27%      $16,238           -0.05%       $14,891
        06/30/2000       2.98%      $16,722            2.08%       $15,201
        07/31/2000       0.67%      $16,834            0.91%       $15,340
        08/31/2000       1.59%      $17,102            1.45%       $15,562
        09/30/2000      -0.53%      $17,011            0.63%       $15,660
        10/31/2000      -1.96%      $16,678            0.66%       $15,763
        11/30/2000      -2.02%      $16,341            1.64%       $16,022
        12/31/2000       4.41%      $17,062            1.86%       $16,320
        01/31/2001       3.94%      $17,734            1.64%       $16,588
        02/28/2001      -0.22%      $17,695            0.87%       $16,732
        03/31/2001      -1.55%      $17,420            0.50%       $16,815
        04/30/2001      -0.02%      $17,417           -0.42%       $16,745

SHAREHOLDER LETTER


-------------------------------------------------------------------------------
Your Fund's Goal: Franklin U.S. Long-Short Fund seeks long-term capital appreciation in both up and down (bull and bear) markets. The Fund also seeks to provide less volatility than the overall stock market. Under normal market conditions, the Fund will have both long and short positions in equity securities, primarily common stocks of U.S. companies.
-------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to bring you this inaugural annual report for Franklin U.S. Long-Short Fund, covering the period ended April 30, 2001. Opened to the public on May 1, 2000, the Fund's investment philosophy is a combination of long and short equity investments that can provide positive returns in either up or down market environments, as well as reduce overall volatility. We do not attempt to time the direction of the entire market, but shift the portfolio's net exposure (the value of securities held long less the value of securities held short) depending on which specific market opportunities long or short appear to be more attractive.


CONTENTS

Shareholder Letter                                                          1

Performance Summary                                                         8

Financial Highlights & Statement of Investments                            10

Financial Statements                                                       16

Notes to Financial Statements                                              19

Independent Auditors' Report                                               23

Tax Designation                                                            24

FUND CATEGORY
[FUND CATEGORY PYRAMID GRAPHIC]


The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 11.

In response to inflated stock prices and the Federal Reserve Board's (the Fed's) six interest rate hikes, the last of which came in May 2000, the U.S. economy decelerated dramatically during the 12 months under review. The unprecedented Y2K- and Internet-related spending that helped drive up stock prices and fuel consumer demand the past few years began to wind down beginning in March 2000. The Fed remained on hold for most of the period, as it seemed that they had finally achieved their desired goal of moderating the previously red-hot U.S. economy. However, by the end of 2000, it became apparent that economic growth was decelerating too quickly, risking an end to the longest expansion in U.S. history. In response, the Fed acted aggressively by cutting the federal funds target rate four times, totaling 200 basis points (2.0%), during the first four months of 2001.

At the close of the period under review, the economy was very weak and appeared to be walking a fine line between a recession and a soft landing with little growth. Manufacturing sector activity remained at recessionary levels and businesses were still cutting back capital spending and initiating layoffs in response to slowing demand. As of April 30, 2001, consumer spending has held up relatively well as evidenced by higher than expected demand for housing and autos. However, lower stock prices, corporate layoffs, and higher energy and electricity prices could cause a further downshift in consumer spending, which could put an end to the current business cycle. Whether we will avoid a recession seems too close for us to call at this point.

The final four months of the reporting period were especially challenging for U.S. financial markets. Stock markets kicked off 2001 with a very strong upward move in January, which saw the Standard & Poor's 500(R) (S&P 500(R)) Composite Index climb 3.5% and the Nasdaq Composite Index surge more than 12%.1 However, in February the markets promptly resumed their broad downward slide that had commenced in autumn 2000. For the 12 months under review, the S&P 500 returned -12.97% and the Nasdaq(R) dropped 44.73%. Within this environment, Franklin U.S. Long-Short Fund - Class A produced a +30.61% one-year cumulative total return, as shown in the Performance Summary beginning on page 8, substantially outperforming its benchmark, the S&P 500.(1) Just before closing the Fund to new investors in February, we received large cash inflows in a very short period of time. This excess cash temporarily diluted our short positions in a month the market trended down; however, we since have made solid progress in putting these funds to work and are optimistic about the future.


TOP 10 LONG HOLDINGS
4/30/01

COMPANY                                              % OF TOTAL
INDUSTRY                                              NET ASSETS
--------------------------------------------------------------------
Leap Wireless
International Inc.                                        2.5%
Communications

SBC Communications Inc.                                   2.4%
Communications

Citrix Systems Inc.                                       2.1%
Technology Services

Phillips Petroleum Co.                                    2.0%
Energy Minerals

Microsoft Corp.                                           1.9%
Technology Services

Swift Energy Co.                                          1.8%
Energy Minerals

Devon Energy Corp.                                        1.8%
Energy Minerals

Charles Schwab Corp.                                      1.6%
Finance

International Business
Machines Corp.                                            1.6%
Electronic Technology

Triton Energy Ltd.                                        1.4%
Energy Minerals


1. Source: Standard & Poor's Micropal. The unmanaged S&P 500 Composite Index consists of 500 domestic stocks, comprising four broad sectors: industrials, utilities, financials and transportation. The S&P 500 serves as the standard for measuring large-cap U.S. stock market performance. Since some industries are characterized by companies of relatively small stock capitalizations, the index is not composed of the 500 largest, U.S. publicly traded companies. The unmanaged Nasdaq Composite Index is market value-weighted and measures all Nasdaq domestic and non-U.S.-based common stocks listed on The Nasdaq Stock Market(R). The indexes include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

INDUSTRY BREAKDOWN
Based on Total Net Assets
4/30/01

                                     % LONG         % SHORT        NET %
---------------------------------------------------------------------------
Communications                          9.5%           0.0%          9.5%

Electronic Technology                   9.4%          -1.1%          8.3%

Industrial Services                     8.1%           0.0%          8.1%

Energy Minerals                         8.8%          -3.3%          5.5%

Utilities                               5.1%           0.0%          5.1%

Technology Services                     4.9%          -0.9%          4.0%

Health Technology                       4.0%          -0.5%          3.5%

Distribution Services                   0.2%           0.0%          0.2%

Process Industries                      2.3%          -2.8%         -0.5%

Producer Manufacturing                  1.7%          -2.3%         -0.6%

Commercial Services                     0.0%          -0.9%         -0.9%

Consumer Non-Durables                   2.3%          -3.3%         -1.0%

Consumer Services                       2.1%          -4.1%         -2.0%

Finance                                 1.6%          -4.3%         -2.7%

Retail Trade                            1.2%          -4.0%         -2.8%

Consumer Durables                       0.0%         -11.9%        -11.9%


During the period under review, we attempted to invest in stocks poised for outperformance on the long side, and underperformance on the short side. On the long side, we favored stocks with strong franchises, strong growth prospects and favorable industry dynamics. We maintained on the long side broad industry exposure to electronic technology, wireless communications and energy-related companies, and initiated

PORTFOLIO BREAKDOWN
4/30/01
Based on Total Net Assets

                                     % OF TNA              # OF POSITIONS
--------------------------------------------------------------------------
Long Equity Securities Net           61.2%                 63

Short Equity Securities Net          39.4%                 43

--------------------------------------------------------------------------
      TOTAL NET                      21.8% (LONG)



several new positions. On the short side, we remained focused on companies with negative business fundamentals and weak industry dynamics, which over the 12-month period included a number of technology services, commercial services and consumer non-durables companies.

The Fund's exposure at the end of the period was 61.2% long and 39.4% short, which translates into 21.8% net long exposure. Throughout the 12-month period, the Fund was approximately 52.3% long and 34.2% short. At no time during this period was the Fund net short.

As noted earlier, we also pursue the additional goals of reduced volatility and correlation relative to the overall market. During the period, the Fund produced relative volatility (as measured by standard deviation of daily returns against the S&P 500) of about 53%, and relative correlation of 30%. Since its May 28, 1999, inception (during which time the portfolio was managed privately until May 1, 2000), the Fund's relative volatility and correlation were 62% and 28%.

Looking forward, we still expect plenty of disappointing earnings news from the U.S. technology sector. U.S. corporate managements saw their revenues and new business drop so rapidly that they became quite reluctant to give even modest guidance on the future. Instead, they prudently decline to give any guidance at all. Meanwhile, a look at current consensus Wall Street earnings estimates for a broad range of technology companies reveals that many analysts are estimating future earnings growth at levels that we believe are unachievable. In our opinion, this is an unlikely scenario and illustrates that generally earnings expectations are even now too high for many well-known U.S. tech companies.

On the positive side, in many cases, the market seems to have discounted these still overly rosy forecasts, and has pushed down many stocks to levels that reflect more realistic assumptions about future earnings prospects. In addition, it appears that the Fed recognizes this risk and is actively trying to help stimulate economic growth. Toward the period-end, business spending and growth expectations began to return to more realistic levels, which should help lay the groundwork for an eventual recovery in stock prices and economic growth.

Sincerely,


/s/ Michael R. Ward


Michael R. Ward



/s/ Charles E. Johnson


Charles E. Johnson

Portfolio Management Team
Franklin U.S. Long-Short Fund



--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of April 30, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CLASS A: Subject to the maximum 5.75% initial sales charge. The Fund's manager has agreed in advance to waive a portion of its management fees and to make certain payments to reduce expenses. If the manager had not taken this action, the Fund's total return would have been lower. The fee waiver may be discontinued at any time, upon notice to the Fund's Board of Trustees.
--------------------------------------------------------------------------------


1. The Fund inception date was 5/28/99. Fund shares were first offered to the public on 5/1/00.

2. Cumulative total return represents the change in value of an investment over the periods indicated and does not include the sales charge.

3. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the maximum sales charge.

4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the applicable, maximum sales charge.

5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.



PERFORMANCE SUMMARY AS OF 4/30/01

Distributions and returns will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of the Fund's operating expenses. All total returns include reinvested distributions at net asset value.


PRICE AND DISTRIBUTION INFORMATION

CLASS A                              CHANGE            4/30/01        4/30/00
-------------------------------------------------------------------------------
Net Asset Value (NAV)                +$3.98            $21.09         $17.11
DISTRIBUTIONS (5/1/00-4/30/01)
Dividend Income                      $0.2517
Short-Term Capital Gain              $0.9259
                                     -------
      Total                          $1.1776

PERFORMANCE

                                                                     INCEPTION
CLASS A                                              1-YEAR         (5/28/99)(1)
-------------------------------------------------------------------------------
Cumulative Total Return(2)                           +30.61%         +120.13%
Average Annual Total Return(3)                       +23.12%          +46.06%
Value of $10,000 Investment(4)                       $12,312          $20,744
Avg. Ann. Total Return (3/31/01)(5)                  +18.01%          +45.00%




For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the applicable, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvested dividends. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

                           CLASS A (5/28/99-4/30/01)
                                  [LINE GRAPH]

       DATE             FRANKLIN U.S. LONG-SHORT      S&P 500 INDEX(5)
                            FUND - CLASS A
    05/28/1999                  $ 9,423                 $10,000
    05/31/1999                  $ 9,423                 $ 9,977
    06/30/1999                  $ 9,622                 $10,531
    07/31/1999                  $ 9,802                 $10,202
    08/31/1999                  $ 9,631                 $10,151
    09/30/1999                  $10,162                 $ 9,873
    10/31/1999                  $10,757                 $10,498
    11/30/1999                  $11,577                 $10,711
    12/31/1999                  $12,996                 $11,342
    01/31/2000                  $13,534                 $10,773
    02/29/2000                  $14,101                 $10,569
    03/31/2000                  $15,846                 $11,603
    04/30/2000                  $15,883                 $11,253
    05/31/2000                  $17,201                 $11,023
    06/30/2000                  $16,941                 $11,294
    07/31/2000                  $17,257                 $11,118
    08/31/2000                  $17,953                 $11,808
    09/30/2000                  $18,408                 $11,185
    10/31/2000                  $19,095                 $11,138
    11/30/2000                  $19,048                 $10,260
    12/31/2000                  $20,154                 $10,310
    01/31/2001                  $21,236                 $10,676
    02/28/2001                  $20,331                  $9,703
    03/31/2001                  $19,839                  $9,087
    04/30/2001                  $20,744                  $9,794


AVERAGE ANNUAL TOTAL RETURN

CLASS A                                                4/30/01
----------------------------------------------------------------
1-Year                                                 +23.12%

Since Inception (5/28/99)(1)                           +46.06%



6. Source: Standard & Poor's Micropal. The unmanaged S&P 500 Composite Index consists of 500 domestic stocks, comprising four broad sectors: industrials, utilities, financials and transportation. The S&P 500 serves as the standard for measuring large-cap U.S. stock market performance. Since some industries are characterized by companies of relatively small stock capitalizations, the index is not composed of the 500 largest, U.S. publicly traded companies.


Past performance does not guarantee future results.

FRANKLIN STRATEGIC SERIES
FRANKLIN U.S. LONG-SHORT FUND
Financial Highlights

                                                                                                YEAR ENDED APRIL 30,
                                                                                    ----------------------------------------------
                                                                                        2001           2000            1999(e)
                                                                                    ----------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year                                                  $   17.12      $   10.28          $ 10.00
                                                                                    ----------------------------------------------
Income from investment operations:
 Net investment income(a)                                                                 .63            .42              .05
 Net realized and unrealized gains                                                       4.52           6.80              .23
                                                                                    ----------------------------------------------
Total from investment operations                                                         5.15           7.22              .28
                                                                                    ----------------------------------------------
Less distributions from:
 Net investment income                                                                   (.25)          (.25)              --
 Net realized gains                                                                      (.93)          (.13)              --
                                                                                    ----------------------------------------------
Total distributions                                                                     (1.18)          (.38)              --
                                                                                    ----------------------------------------------
Net asset value, end of year                                                        $   21.09      $   17.12          $ 10.28
                                                                                    ==============================================

Total return(b)                                                                         30.61%         71.60%            2.80%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's)                                                     $ 384,144      $   1,712          $ 1,028
Ratios to average net assets:
 Expenses*                                                                               1.73%            --               --
 Expenses excluding waiver and payments by affiliate*                                    1.73%          4.63%(c,d)         --
 Net investment income                                                                   3.06%          3.33%            4.22%(d)
Portfolio turnover rate                                                                125.12%        234.43%           13.47%

*Excluding dividend expense on securities sold short, the ratios of expenses and expenses, excluding waiver and payments by affiliate to average net assets would have been:
 Expenses                                                                                1.56%            --               --
 Expenses, excluding waiver and payments by affiliate                                    1.56%          4.50%(c,d)         --



(a)   Based on average shares outstanding effective April 30, 2000.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)   For the period May 28, 1999 (effective date) to April 30, 2000.

(d)   Annualized

(e)   For the period March 15, 1999 (inception date) to April 30, 1999.


                       See notes to financial statements.

FRANKLIN STRATEGIC SERIES
FRANKLIN U.S. LONG-SHORT FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2001

                                                                                       COUNTRY           SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS 61.2%
       COMMUNICATIONS 9.5%
   (a) AT&T Corp.                                                                   United States        106,580       $ 2,374,602
       British Telecommunications PLC, ADR                                         United Kingdom         50,000         4,045,000
       France Telecom SA, ADR                                                          France             43,000         3,123,950
 (a,b) Leap Wireless International Inc.                                             United States        270,300         9,422,658
 (a,b) McLeodUSA Inc.                                                               United States        422,500         3,739,125
       Nippon Telegraph & Telephone Corp., ADR                                          Japan             90,000         2,962,800
   (a) SBC Communications Inc.                                                      United States        220,300         9,087,375
 (a,b) XO Communications Inc.                                                       United States        415,000         1,630,950
                                                                                                                       -----------
                                                                                                                        36,386,460
                                                                                                                       -----------
       CONSUMER NON-DURABLES 2.3%
   (a) Anheuser-Busch Cos. Inc.                                                     United States        115,000         4,598,850
       ConAgra Foods Inc.                                                           United States        200,000         4,162,000
                                                                                                                       -----------
                                                                                                                         8,760,850
                                                                                                                       -----------
 (a,b) CONSUMER SERVICES 2.1%
       ACTV Inc.                                                                    United States        268,700           994,190
       AT&T Corp.- Liberty Media Group, A                                           United States        165,000         2,640,000
       General Motors Corp. (Hughes Electronics Corp.), H                           United States        183,800         3,905,750
       Ticketmaster Inc., B                                                         United States         50,000           699,500
                                                                                                                       -----------
                                                                                                                        8,239,440
                                                                                                                       -----------
 (a,b) DISTRIBUTION SERVICES .2%
       Akorn Inc.                                                                   United States        222,800           666,172
                                                                                                                       -----------
       ELECTRONIC TECHNOLOGY 9.4%
 (a,b) Copper Mountain Networks Inc.                                                United States        300,900           833,493
   (b) EMC Corp.                                                                    United States         50,000         1,980,000
 (a,b) Foundry Networks Inc.                                                        United States        200,000         2,970,000
   (a) International Business Machines Corp.                                        United States         55,000         6,332,700
       Linear Technology Corp.                                                      United States         60,000         2,882,400
   (a) Motorola Inc.                                                                United States        225,000         3,498,750
   (b) Pinnacle Systems Inc.                                                        United States        145,000         1,539,900
   (b) PLX Technology Inc.                                                          United States        311,000         1,508,350
   (b) Proxim Inc.                                                                  United States        215,000         2,990,650
   (b) QUALCOMM Inc.                                                                United States         40,000         2,294,400
 (a,b) Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                Taiwan            184,000         4,460,160
   (a) Telefonaktiebolaget LM Ericsson AB, B, ADR                                      Sweden            600,000         3,858,000
 (a,b) Xilinx Inc.                                                                  United States         25,000         1,186,750
                                                                                                                       -----------
                                                                                                                        36,335,553
       ENERGY MINERALS 8.8%
 (a,b) Chesapeake Energy Corp.                                                      United States        341,000         2,830,300
   (a) Devon Energy Corp.                                                           United States        115,000         6,786,150
       Petroleo Brasileiro SA (Petrobras), ADR                                         Brazil            150,000         4,050,000
   (a) Phillips Petroleum Co.                                                       United States        130,000         7,748,000

FRANKLIN STRATEGIC SERIES
FRANKLIN U.S. LONG-SHORT FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2001 (CONT.)

                                                                                       COUNTRY           SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       ENERGY MINERALS (CONT.)
 (a,b) Swift Energy Co.                                                             United States        220,000       $ 7,009,200
 (a,b) Triton Energy Ltd.                                                          Cayman Islands        220,000         5,524,200
                                                                                                                       -----------
                                                                                                                        33,947,850
                                                                                                                       -----------
   (a) FINANCE 1.6%
       Charles Schwab Corp.                                                         United States        320,000         6,336,000
                                                                                                                       -----------
       HEALTH TECHNOLOGY 4.0%
   (b) COR Therapeutics Inc.                                                        United States        100,000         3,100,000
   (b) Inhale Therapeutic Systems Inc.                                              United States        105,000         3,496,500
 (a,b) King Pharmaceuticals Inc.                                                    United States        105,000         4,423,650
       Pharmacia Corp.                                                              United States         80,000         4,180,800
                                                                                                                       -----------
                                                                                                                        15,200,950
                                                                                                                       -----------
       INDUSTRIAL SERVICES 8.1%
 (a,b) Atwood Oceanics Inc.                                                         United States         99,500         4,442,675
   (b) Grant Prideco Inc.                                                           United States        228,600         4,572,000
 (a,b) Grey Wolf Inc.                                                               United States        439,000         2,809,600
 (a,b) Rowan Cos. Inc.                                                              United States        154,000         5,111,260
       Santa Fe International Corp.                                                 United States        115,000         4,370,000
 (a,b) Superior Energy Services Inc.                                                United States        255,000         3,034,500
       Transocean Sedco Forex Inc.                                                  United States         50,000         2,714,000
       Western Gas Resources Inc.                                                   United States        103,000         4,095,280
                                                                                                                       -----------
                                                                                                                        31,149,315
                                                                                                                       -----------
       PROCESS INDUSTRIES 2.3%
       Nova Chemicals Corp.                                                            Canada            186,000         4,101,300
       Praxair Inc.                                                                 United States        100,000         4,733,000
                                                                                                                       -----------
                                                                                                                         8,834,300
                                                                                                                       -----------
   (b) PRODUCER MANUFACTURING 1.7%
   (a) Beacon Power Corp.                                                           United States        326,700         1,306,800
       Capstone Turbine Corp.                                                       United States        175,000         5,127,500
                                                                                                                       -----------
                                                                                                                         6,434,300
                                                                                                                       -----------
   (b) RETAIL TRADE 1.2%
       Dollar Tree Stores Inc.                                                      United States         66,400         1,389,088
       The Kroger Co.                                                               United States        137,000         3,094,830
                                                                                                                       -----------
                                                                                                                         4,483,918
                                                                                                                       -----------
   (b) TECHNOLOGY SERVICES 4.9%
   (a) Brio Technology Inc.                                                         United States        168,100         1,017,005
       Citrix Systems Inc.                                                          United States        285,000         8,094,000
   (a) CNET Networks Inc.                                                           United States        120,000         1,472,400
   (a) Level 8 Systems Inc.                                                         United States        252,100         1,058,820
       Microsoft Corp.                                                              United States        105,000         7,113,750
                                                                                                                       -----------
                                                                                                                        18,755,975
                                                                                                                       -----------

FRANKLIN STRATEGIC SERIES
FRANKLIN U.S. LONG-SHORT FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2001 (CONT.)


                                                                                       COUNTRY           SHARES           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
       COMMON STOCKS (CONT.)
       UTILITIES 5.1%
 (a,b) Calpine Corp.                                                                United States         90,000     $   5,129,100
   (a) DTE Energy Co.                                                               United States        115,300         4,833,376
 (a,b) Montana Power Co.                                                            United States        300,000         3,738,000
   (b) NewPower Holdings Inc.                                                       United States        536,400         4,613,040
 (b,c) Reliant Resources Inc.                                                       United States         42,200         1,266,000
                                                                                                                       -----------
                                                                                                                        19,579,516
                                                                                                                       -----------
       TOTAL LONG TERM INVESTMENTS (COST $243,031,086)                                                                 235,110,599
                                                                                                                       -----------
   (d) SHORT TERM INVESTMENTS 24.9%
       Franklin Institutional Fiduciary Trust Money Market Portfolio
         (COST $95,487,934)                                                         United States     95,487,934        95,487,934
                                                                                                                       -----------
       TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENT (COST $338,519,020)                                               330,598,533
                                                                                                                       -----------

                                                                                                    PRINCIPAL
                                                                                                      AMOUNT
                                                                                                    ------------
   (e) REPURCHASE AGREEMENT 9.4%
       Joint Repurchase Agreement 4.540%, 05/01/01, (Maturity Value $36,278,492)
       (COST $36,273,917)                                                                            $36,273,917        36,273,917
              ABN Amro Inc.
              Barclays Capital Inc.
              Bear, Stearns & Co. Inc.
              BMO Nesbitt Burns Corp.
              BNP Paribas Securities Corp.
              Chase Securities Inc.
              Deutsche Banc Securities
              Dresdner Kleinwort Benson, North America LLC
              Lehman Brothers Inc.
              Morgan Stanley & Co. Inc.
              SG Cowen Securities Corp.
              UBS Warburg LLC
                Collateralized by U.S. Treasury Bills, Notes, and Bonds, and U.S.
                  Government Agency Securities
                                                                                                                      ------------
       TOTAL INVESTMENTS (COST $374,792,937) 95.5%                                                                     366,872,450
       SECURITIES SOLD SHORT (39.4%)                                                                                  (151,274,839)
       OTHER ASSETS, LESS LIABILITIES 43.9%                                                                            168,546,291
                                                                                                                      ------------
       NET ASSETS 100.0%                                                                                              $384,143,902
                                                                                                                      ============

FRANKLIN STRATEGIC SERIES
FRANKLIN U.S. LONG-SHORT FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2001 (CONT.)

(f)    SECURITIES SOLD SHORT
       ISSUER                                                                          COUNTRY           SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
       COMMERCIAL SERVICES .9%
       ADVO Inc.                                                                    United States        104,600       $ 3,398,454
                                                                                                                       -----------
       CONSUMER DURABLES 11.9%
       The Black & Decker Corp.                                                     United States        120,000         4,783,200
       Crossmann Communities Inc.                                                   United States         60,000         1,995,000
       Electronic Arts Inc.                                                         United States         90,000         5,095,800
       Harley-Davidson Inc.                                                         United States        120,000         5,530,800
       International Game Technology                                                United States         60,000         3,355,800
       Lennar Corp.                                                                 United States        125,000         5,471,250
       NVR Inc.                                                                     United States         20,000         3,812,400
       Pulte Corp.                                                                  United States        131,000         6,128,180
       Stanley Works                                                                United States         80,000         2,900,000
       Toll Brothers Inc.                                                           United States        134,400         4,771,200
       Winnebago Industries Inc.                                                    United States        103,800         1,894,350
                                                                                                                       -----------
                                                                                                                        45,737,980
                                                                                                                       -----------
       CONSUMER NON-DURABLES 3.3%
       Campbell Soup Co.                                                            United States        136,000         4,139,840
       Gucci Group NV, N.Y. shs.                                                     Netherlands          27,900         2,540,295
       Kellogg Co.                                                                  United States        150,000         3,825,000
       Reebok International Ltd.                                                    United States         76,000         1,947,880
                                                                                                                       -----------
                                                                                                                        12,453,015
                                                                                                                       -----------
       CONSUMER SERVICES 4.1%
       Carnival Corp.                                                               United States        150,000         3,975,000
       Mandalay Resort Group                                                        United States        200,000         4,752,000
       Marriott International Inc., A                                               United States        115,000         5,276,200
       P.F. Chang's China Bistro Inc.                                               United States         43,500         1,688,670
                                                                                                                       -----------
                                                                                                                        15,691,870
                                                                                                                       -----------
       ELECTRONIC TECHNOLOGY 1.1%
       Applied Materials Inc.                                                       United States         30,000         1,638,000
       Rudolph Technologies Inc.                                                    United States         55,000         2,644,950
                                                                                                                       -----------
                                                                                                                         4,282,950
                                                                                                                       -----------
       ENERGY MINERALS 3.3%
       Ultramar Diamond Shamrock Corp.                                              United States        125,000         5,638,750
       Valero Energy Corp.                                                          United States        145,000         6,983,200
                                                                                                                       -----------
                                                                                                                        12,621,950
                                                                                                                       -----------
       FINANCE 4.3%
       Bank One Corp.                                                               United States        125,000         4,721,250
       First Union Corp.                                                            United States         30,000           899,100
       Fleet Boston Financial Corp.                                                 United States         40,000         1,534,800
       MBNA Corp.                                                                   United States         75,000         2,673,750

FRANKLIN STRATEGIC SERIES
FRANKLIN U.S. LONG-SHORT FUND
STATEMENT OF INVESTMENTS, APRIL 30, 2001 (CONT.)

(f)    SECURITIES SOLD SHORT (CONT.)
       ISSUER                                                                          COUNTRY           SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
       FINANCE (CONT.)
       NCO Group Inc.                                                               United States        150,000     $   4,050,000
       The Progressive Corp.                                                        United States         23,000         2,686,400
                                                                                                                      ------------
                                                                                                                        16,565,300
                                                                                                                      ------------
       HEALTH TECHNOLOGY .5%
       Guidant Corp.                                                                United States         50,000         2,050,000
                                                                                                                      ------------

       PROCESS INDUSTRIES 2.8%
       PPG Industries Inc.                                                          United States         70,000         3,720,500
       Rohm & Haas Co.                                                              United States         75,000         2,577,750
       Sigma-Aldrich Corp.                                                          United States         95,000         4,373,800
                                                                                                                      ------------
                                                                                                                        10,672,050
                                                                                                                      ------------
       PRODUCER MANUFACTURING 2.3%
       Herman Miller Inc.                                                           United States         75,000         1,991,250
       Minnesota Mining & Manufacturing Co.                                         United States         15,000         1,785,150
       Parker Hannifin Corp.                                                        United States        106,000         4,941,720
                                                                                                                      ------------
                                                                                                                         8,718,120
                                                                                                                      ------------
       RETAIL TRADE 4.0%
       American Eagle Outfitters Inc.                                               United States        135,000         5,024,700
       Best Buy Co. Inc.                                                            United States         70,000         3,853,500
       Kohl's Corp.                                                                 United States         59,000         3,602,540
       Ultimate Electronics Inc.                                                    United States         32,500           809,250
       Winn-Dixie Stores Inc.                                                       United States         68,000         2,146,760
                                                                                                                      ------------
                                                                                                                        15,436,750
                                                                                                                      ------------
       TECHNOLOGY SERVICES .9%
       Siebel Systems Inc.                                                          United States         80,000         3,646,400
                                                                                                                      ------------
       TOTAL SECURITIES SOLD SHORT (PROCEEDS $136,881,105)                                                            $151,274,839
                                                                                                                      ============


(a) See Note 1(c) regarding securities segregated with broker for securities sold short.

(b)   Non-income producing

(c) Sufficient collateral has been segregated for securities traded on a when-issued or delayed delivery basis.

(d)   See Note 3 regarding investment in the "Sweep Money Fund."

(e) Investment is through participation in a joint account with other funds managed by the investment advisor. At April 30, 2001, all repurchase agreements had been entered into on that date.

(f)   See Note 1(c) regarding securities sold short.


                       See notes to financial statements.

FRANKLIN STRATEGIC SERIES
FRANKLIN U.S. LONG-SHORT FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2001

Assets:
 Investments in securities:
  Cost                                                                                                                $ 374,792,937
                                                                                                                      =============
  Value (includes securities segregated with broker for securities sold short in the amount of $118,698,283)            366,872,450
 Receivables:
  Investment securities sold                                                                                              5,488,449
  Capital shares sold                                                                                                         2,279
  Dividends                                                                                                                 340,187
 Deposits with brokers for securities sold short                                                                        177,079,597
                                                                                                                      -------------
      Total assets                                                                                                      549,782,962
                                                                                                                      -------------
Liabilities:
 Payables:
  Investment securities purchased                                                                                        12,071,590
  Capital shares redeemed                                                                                                 1,740,587
  Affiliates                                                                                                                476,159
 Securities sold short, at value (proceeds $136,881,105)                                                                151,274,839
 Other liabilities                                                                                                           75,885
                                                                                                                      -------------
      Total liabilities                                                                                                 165,639,060
                                                                                                                      -------------
       Net assets, at value                                                                                           $ 384,143,902
                                                                                                                      =============
Net assets consist of:
 Undistributed net investment income                                                                                  $   3,337,560
 Net unrealized depreciation                                                                                           (22,314,221)
 Accumulated net realized gain                                                                                           27,970,296
 Capital shares                                                                                                         375,150,267
                                                                                                                      -------------
       Net assets, at value                                                                                           $ 384,143,902
                                                                                                                      =============
CLASS A:
 Net asset value per share(a) ($384,143,902 / 18,215,803 shares outstanding)                                          $       21.09
                                                                                                                      =============
 Maximum offering price per share ($21.09 / 94.25%)                                                                   $       22.38
                                                                                                                      =============


(a) Redemption price is equal to net asset value less any applicable contingent deferred sales charge.


                       See notes to financial statements.
16

FRANKLIN STRATEGIC SERIES
FRANKLIN U.S. LONG-SHORT FUND
Financial Statements (continued)

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED APRIL 30, 2001


Investment income:
 Dividends(a)                                                                                                          $  3,283,357
 Interest                                                                                                                 5,200,338
                                                                                                                       ------------
      Total investment income                                                                                             8,483,695
                                                                                                                       ------------
Expenses:
 Management fees (Note 3)                                                                                                 1,606,653
 Administrative fees (Note 3)                                                                                               352,240
 Distribution fees (Note 3)                                                                                                540,985
 Transfer agent fees (Note 3)                                                                                               146,015
 Custodian fees                                                                                                               1,421
 Reports to shareholders                                                                                                     12,960
 Registration and filing fees                                                                                                76,679
 Professional fees (Note 3)                                                                                                 23,723
 Trustees' fees and expenses                                                                                                 1,174
 Dividends on securities sold short                                                                                         296,999
 Other ..                                                                                                                       260
                                                                                                                       ------------
      Total expenses                                                                                                      3,059,109
                                                                                                                       ------------
       Net investment income                                                                                              5,424,586
                                                                                                                       ------------
Realized and unrealized gains (losses):
 Net realized gain from:
  Investments                                                                                                             4,372,814
  Foreign currency transactions                                                                                               2,377
  Securities sold short                                                                                                  31,031,794
                                                                                                                       ------------
      Net realized gain                                                                                                  35,406,985
      Net unrealized depreciation on investments and securities sold short                                             (22,666,039)
                                                                                                                       ------------
Net realized and unrealized gain                                                                                         12,740,946
                                                                                                                       ------------
Net increase in net assets resulting from operations                                                                   $ 18,165,532
                                                                                                                       ============


(a) Net of foreign taxes of $29,875.


                       See notes to financial statements.

FRANKLIN STRATEGIC SERIES
FRANKLIN U.S. LONG-SHORT FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED APRIL 30, 2001 AND 2000

                                                                                                           2001            2000
                                                                                                      -----------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income                                                                               $   5,424,586     $    42,423
  Net realized gain from investments, securities sold short, and foreign currency transactions           35,406,985         345,750
  Net unrealized appreciation (depreciation) on investments and securities sold short                   (22,666,039)        334,069
                                                                                                      -----------------------------
      Net increase in net assets resulting from operations                                               18,165,532         722,242
 Distributions to shareholders from:
  Net investment income                                                                                  (2,112,501)        (25,580)
  Net realized gains                                                                                     (7,771,018)        (13,260)
                                                                                                      -----------------------------
 Total distributions to shareholders                                                                     (9,883,519)        (38,840)
 Capital share transactions (Note 2)                                                                    374,150,267              --
                                                                                                      -----------------------------
      Net increase in net assets                                                                        382,432,280         683,402
Net assets:
 Beginning of year                                                                                        1,711,622       1,028,220
                                                                                                      -----------------------------
 End of year                                                                                          $ 384,143,902     $ 1,711,622
                                                                                                      =============================
Undistributed net investment income included in net assets:
 End of year                                                                                          $   3,337,560     $    22,109
                                                                                                      =============================

                       See notes to financial statements.

FRANKLIN STRATEGIC SERIES
FRANKLIN U.S. LONG-SHORT FUND
Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Strategic Series (The Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of thirteen separate series (the Funds). Franklin U.S. Long Short Fund (the Fund) included in this report is diversified. The Fund's investment objective is long-term capital appreciation.

Effective February 20, 2001, the Fund was closed to all new investment including shareholders adding to existing accounts. Existing shareholders are only allowed to reinvest dividends and capital gains distributions.

The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. SECURITIES SOLD SHORT:

The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at the current market value. The Fund would incur a loss, which could exceed the proceeds received, if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit for the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short.

FRANKLIN STRATEGIC SERIES
FRANKLIN U.S. LONG-SHORT FUND
Notes to Financial Statements (continued)



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

d. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

e. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income, dividends declared on securities sold short and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

f. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. SHARES OF BENEFICIAL INTEREST

At April 30, 2001, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                                           YEAR ENDED
                                                         APRIL 30, 2001
                                                 ------------------------------
                                                    SHARES            AMOUNT
                                                 ------------------------------
        Shares sold                              25,690,657       $ 528,207,363
        Shares issued in reinvestment of
         distributions                              440,919           8,712,562
        Shares redeemed                          (8,015,773)       (162,769,658)
                                                 ------------------------------
        Net increase                             18,115,803       $ 374,150,267
                                                 ==============================

There were no transactions in the Fund's shares for the year ended April 30, 2000.

FRANKLIN STRATEGIC SERIES
FRANKLIN U.S. LONG-SHORT FUND
Notes to Financial Statements (continued)


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors), Franklin Templeton Services, LLC (FT Services), and Franklin/Templeton Investor Services, LLC (Investor Services), the Fund's investment manager, principal underwriter, administrative manager and transfer agent, respectively.

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund) which is managed by Advisers.

The Fund earned dividend income of $2,501,292 from investment in the Sweep Money Fund.

The Fund pays an investment management fee to Advisers of 1.00% per year of the average daily net assets of the Fund.

The Fund pays an administrative fee to FT Services of .20% per year of the Fund's average daily net assets.

Management fees were reduced on assets invested in the Franklin Institutional Fiduciary Trust Money Market Portfolio.

The Fund reimburses Distributors up to .35% per year of average daily net assets for costs incurred in marketing the Fund's shares.

The Fund received net commissions on sales of Fund shares, and received contingent deferred sales charges for the year of $1,277,027 and $33,528, respectively.

The Fund paid transfer agent fees of $146,015, of which $124,082 was paid to Investor Services.

Included in professional fees are legal fees of $9,308 that were paid to a law firm in which a partner is an officer of the Fund.


4. INCOME TAXES

At April 30, 2001, the Fund has deferred currency losses occurring subsequent to October 31, 2000, of $989. For tax purposes, such losses will be reflected in the year ending April 30, 2002.

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions.

Net realized gains differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

At April 30, 2001, the net unrealized appreciation based on the cost of investments and short sales for income tax purposes of $242,254,062 was as follows:

        Unrealized appreciation                  $ 23,466,576
        Unrealized depreciation                   (50,123,027)
                                                 ------------
        Net unrealized depreciation              $(26,656,451)
                                                 ============

FRANKLIN STRATEGIC SERIES
FRANKLIN U.S. LONG-SHORT FUND
Notes to Financial Statements (continued)



5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities and securities sold short) for the year ended April 30, 2001, aggregated $358,071,174 and $120,271,577, respectively.

FRANKLIN STRATEGIC SERIES
FRANKLIN U.S. LONG-SHORT FUND
Independent Auditors' Report

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
FRANKLIN STRATEGIC SERIES

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Franklin U.S. Long-Short Fund (the "Fund") (one of the funds constituting the Franklin Strategic Series) at April 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
June 8, 2001

FRANKLIN STRATEGIC SERIES
FRANKLIN U.S. LONG-SHORT FUND
Tax Designation


Under Section 852(b)(3)(C) of the Internal Revenue Code, the Fund hereby designates $24,528 as a capital gain dividend for the fiscal year ended April 30, 2001.

Under Section 854(b)(2) of the Internal Revenue Code, the Fund hereby designates 5.12% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended April 30, 2001.


24





SHAREHOLDER LETTER

Your Fund's Goal: Franklin Blue Chip Fund seeks long-term capital appreciation by investing primarily in blue chip companies with market capitalizations of $1 billion or more, which the managers believe have quality management and superior products or services.


Dear Shareholder:

This annual report for Franklin Blue Chip Fund covers the period ended April 30, 2001. The 12 months under review witnessed significant economic deceleration. Gross domestic product (GDP), the broadest gauge of economic vibrancy, waned to an annualized pace of just 1.2% for the six months ended March 31, 2001, its weakest showing since 1995. Recession concerns took hold amid reports of sharply rising unemployment, weak industrial expansion and technology spending, higher energy costs and reduced production in the manufacturing sectors. In response, the Federal Reserve Board (the Fed) swiftly cut the key federal funds target rate from 6.5% to 4.5% during the first four months of 2001, in an attempt to pump some life into the economy. Toward the latter part of the period, the economy seemed to stabilize, albeit at substantially lower levels than the past few years. Inflation also became a concern as it picked up to around 3.0% by period end. Waning domestic growth seemed to exacerbate foreign economic problems, especially for export-dependent countries in the emerging markets of Latin America and Southeast Asia.

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 13.

CONTENTS

Shareholder Letter ................1

Performance Summary ...............6

Financial Highlights &
Statement of Investments .........10

Financial Statements .............17

Notes to
Financial Statements .............21

Independent
Auditors' Report .................25

Tax Designation ..................26


[Fund Category Pyramid Graph]

[Portfolio Breakdown Bar Graph]

                              PORTFOLIO BREAKDOWN
                            Franklin Blue Chip Fund
                           Based on Total Net Assets
                                    4/30/01



                                                                                                                          Short-Term
                                                                                                                         Investments
           Health    Electronic   Consumer       Producer     Consumer  Retail                 Technology  Energy          & Other
Finance  Technology  Technology  Non-Durables  Manufacturing  Services   Trade  Communications  Services  Minerals Other  Net Assets
-------  ----------  ----------  ------------  -------------  --------  ------  -------------- ---------- -------- ----- -----------
 19.2%     10.0%        9.9%        7.9%           6.4%         6.2%     6.2%       6.0%         5.9%       5.0%   12.2%     5.1%

The slowing economy had a profound effect on corporate profits, causing equity markets to wilt under a barrage of corporate earnings disappointments. During the latter half of 2000, gloomy corporate profit warnings and evidence of an economic slowdown took bites out of the markets as they began a long descent from all-time highs reached just a few months earlier. By March 2001, the cumulative effect of months of bad news seemed to overwhelm investors, sending them to the exits.

As a result, the major indexes tumbled into bear markets, defined as a prolonged decline of 20% or more. The technology-heavy Nasdaq Composite Index (Nasdaq(R)) plummeted as technology, Internet and telecommunication stocks sold off substantially and scores of Internet companies scaled back dramatically or collapsed. The broader Standard & Poor's(R) 500 Composite Index (S&P 500(R)) entered bear territory for the first time since 1987, and the Dow Jones(R) Industrial Average (the Dow) saw some of its steepest weekly declines since 1989, damaging the perceived safety of blue chip stocks. A rally ensued in April as that month's surprise Fed rate cut came amid signs of slightly revived economic activity, boosting investor optimism to sift through the rubble. But overall declines could not be overshadowed. For the year ended April 30, 2001, the Nasdaq returned -44.73%, the S&P 500 returned -12.97% and the Dow returned 1.45%.(1)

1. Source: Standard & Poor's Micropal. The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S.-based common stocks listed on The Nasdaq Stock Market(R). The index is market value-weighted and includes over 4,000 companies. The S&P 500 Composite Index consists of 500 domestic stocks, comprising four broad sectors: industrials, utilities, financials and transportation. The S&P 500 serves as the standard for measuring large-cap U.S. stock market performance. Since some industries are characterized by companies of relatively small stock capitalizations, the index is not composed of the 500 largest, publicly traded U.S. companies. The Dow Jones Industrial Average is a price-weighted index based on the average market price of 30 blue chip stocks. The average is found by adding the prices of the 30 stocks and dividing by a denominator that has been adjusted for stock splits, stock dividends and substitutions of stocks.

Continuing a trend that began in March 2000, investors returned to a more value-oriented investment style rather than the growth-at-any-price, momentum investing that dominated the latter half of the 1990s. Thus, while most former favorites among technology and Internet-related stock saw dramatic declines during the year under review, many smaller, value-oriented stocks performed better than the indexes indicated. In fact, over 60% of stocks on the New York Stock Exchange actually increased in value over the 12-month period.(2)

For the year ended April 30, 2001, Franklin Blue Chip Fund - Class A posted a -14.22% one-year cumulative total return, as shown in the Performance Summary beginning on page 6. By focusing on market leaders with sustainable competitive advantages in industries with strong earnings growth rates, we adhered to the Fund's bottom-up strategy. When we research potential purchases, we look for companies that offer market dominance combined with management excellence. We also seek companies that possess strong growth in revenue, earnings or cash flow. Rather than reacting to short-term market cycles, we try to focus on the long term. We believe our rigorous analysis eliminates all but the highest quality companies, while our long-term orientation leads to lower portfolio turnover costs.

At the end of the reporting period, the finance sector represented the Fund's largest weighting due to its strong performance relative to the technology sector. In particular, the Fund benefited from its positions in interest rate-sensitive companies, such as Countrywide Credit Industries Inc., as the Fed significantly lowered interest rates in 2001. Electronic technology and technology services combined would equal the Fund's second highest weighting, yet compared to the S&P 500, we were underweighted due to our concerns about high valuations,

TOP 10 HOLDINGS
Franklin Blue Chip Fund
4/30/01

COMPANY                             % OF TOTAL
INDUSTRY, COUNTRY                    NET ASSETS
-----------------------------------------------

General Electric Co.                 3.4%
Producer Manufacturing, U.S.

Pfizer Inc.                          3.2%
Health Technology, U.S.

Microsoft Corp.                      3.0%
Technology Services, U.S.

Exxon Mobil Corp.                    2.5%
Energy Minerals, U.S.

Wal-Mart Stores Inc.                 2.1%
Retail Trade, U.S.

Citigroup Inc.                       2.1%
Finance, U.S.

AOL Time Warner Inc.                 1.9%
Consumer Services, U.S.

J.P. Morgan Chase & Co.              1.8%
Finance, U.S.

International Business
Machines Corp.                       1.8%
Electronic Technology, U.S.

Intel Corp.                          1.8%
Electronic Technology, U.S.

2. Source: Standard & Poor's COMPUSTAT(R), April 2001.

increased volatility, the lack of future earnings visibility and the pulling back of technology spending. However, we continue to believe in this sector's fundamentals and long-term growth prospects. As a result, we added to our technology holdings when market declines allowed us to find what we believed to be bargains in storage, semiconductor equipment and data processing services companies. Thus, we increased our holdings in storage leader EMC and semiconductor manufacturer Applied Materials, and we purchased shares in payroll and benefits service provider Paychex.(3)

The Fund's positions in the food and beverage (Consumer Non-Durables in SOI), wireless (Communications), biotechnology (Health Technology), oil equipment (Industrial Services) and consumer finance (Finance) industries were overweighted relative to the S&P 500. A slower-growth economy will, in our opinion, increase investor interest for companies in these industries due to their strong and predictable growth. As a result, we purchased shares in diversified manufacturer Tyco International, grocery retailer The Kroger Co., fee-based bank State Street and pharmaceutical company Pharmacia.

From time to time, market corrections are not unusual. By weeding out weaker, less efficient competitors, we believe such corrections can be healthy to long-term growth in the financial markets. Well-managed companies can take advantage of economic downturns by laying the groundwork for stronger competitive positioning and future market share growth. We believe that as the global economy begins to recover, blue chip companies should fare strongly due to their solid balance sheets, leading-edge

3. The Fund's concentration in technology stocks, including those in health technology, could make the Fund more sensitive to changes in that sector than a fund with broader diversification. There are specific risks to investing in technology company stocks, which can be subject to abrupt or erratic price movements and have been volatile, especially over the short term.

products, experienced management teams and significant market leadership positions. Thus, looking forward, we are optimistic about the growth prospects for such high-quality, proven market leaders.

Thank you for your support of Franklin Blue Chip Fund. We welcome your comments and suggestions, and look forward to serving you in the future.

Sincerely,

/s/ Alyssa C. Rieder
-------------------------
Alyssa C. Rieder
Portfolio Manager
Franklin Blue Chip Fund

-------------------------------------------------------------------------------
Alyssa Rieder has managed Franklin Blue Chip Fund since 1999 and assumed lead portfolio manager responsibilities in December 2000. Ms. Rieder joined Franklin Templeton Investments as an analyst in 1998 and specializes in research analysis of banks. Prior to joining Franklin Templeton, she was the Chief Financial Officer and Chief Operations Officer of YFA. Ms. Rieder received a Bachelor of Arts degree in quantitative economics from Stanford University and a Masters of Business Administration from the Stanford Graduate School of Business.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of April 30, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ.*
CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.*

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.*

*The Fund's manager has agreed in advance to waive a portion of its management fees and to make certain payments to reduce expenses. If the manager had not taken this action, the Fund's total return would have been lower. The fee waiver may be discontinued at any time upon notice to the Fund's Board of Directors.
-------------------------------------------------------------------------------

PERFORMANCE SUMMARY AS OF 4/30/01

Distributions will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. All total returns include reinvested distributions at net asset value.

PRICE AND DISTRIBUTION INFORMATION

CLASS A                             CHANGE           4/30/01     4/30/00
-------------------------------------------------------------------------------
Net Asset Value (NAV)               -$3.10           $14.80      $17.90
DISTRIBUTIONS (5/1/00 - 4/30/01)
Dividend Income                     $0.0268
Short-Term Capital Gain             $0.2171
Long-Term Capital Gain              $0.3456
                                    -------
      Total                         $0.5895

CLASS B                             CHANGE           4/30/01     4/30/00
-------------------------------------------------------------------------------
Net Asset Value (NAV)               -$3.18           $14.69      $17.87
DISTRIBUTIONS (5/1/00 - 4/30/01)
Short-Term Capital Gain             $0.2171
Long-Term Capital Gain              $0.3456
                                    -------
      Total                         $0.5627

CLASS C                             CHANGE           4/30/01     4/30/00
-------------------------------------------------------------------------------
Net Asset Value (NAV)               -$3.17           $14.74      $17.91
DISTRIBUTIONS (5/1/00 - 4/30/01)
Dividend Income                     $0.0021
Short-Term Capital Gain             $0.2171
Long-Term Capital Gain              $0.3456
                                    -------
      Total                         $0.5648

Franklin Blue Chip Fund paid distributions derived from long-term capital gains of 34.56 cents ($0.3456) per share in December 2000. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852 (b)(3).

PERFORMANCE

                                                                 INCEPTION
CLASS A                                     1-YEAR     3-YEAR    (6/3/96)
-------------------------------------------------------------------------------

Cumulative Total Return (1)                 -14.22%    +27.52%    +62.01%

Average Annual Total Return (2)             -19.15%     +6.32%     +8.99%

Value of $10,000 Investment(3)              $8,085    $12,019     $15,269

Avg. Ann. Total Return (3/31/01)(4)         -26.84%     +4.25%     +7.44%



                                                                 INCEPTION
CLASS B                                                1-YEAR    (2/1/00)
-------------------------------------------------------------------------------


Cumulative Total Return (1)                            -14.84%     -7.49%

Average Annual Total Return (2)                        -18.13%     -8.98%

Value of $10,000 Investment(3)                         $8,187     $8,894

Avg. Ann. Total Return (3/31/01)(4)                    -25.89%    -15.32%



                                                                 INCEPTION
CLASS C                                                1-YEAR    (2/1/00)
-------------------------------------------------------------------------------


Cumulative Total Return(1)                             -14.74%     -7.18%

Average Annual Total Return(2)                         -16.41%     -7.30%

Value of $10,000 Investment(3)                         $8,359     $9,099

Avg. Ann. Total Return (3/31/01)(4)                    -24.22%    -13.68%

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

-------------------------------------------------------------------------------
Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
-------------------------------------------------------------------------------

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.

Past performance does not guarantee future results.

TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvested dividends. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.


AVERAGE ANNUAL TOTAL RETURN


CLASS A                  4/30/01
--------------------------------
1-Year                   -19.15%

3-Year                    +6.32%

Since Inception (6/3/96)  +8.99%

GRAPHIC MATERIAL (1)
The following line graph compares the performance of Franklin Blue Chip Fund-- Class A to that of the S&P 500 Index(5) based on $10,000 investment from 6/3/96 to 4/30/01.




Date                Franklin Blue Chip       S&P 500 Index
                      Fund - Class A
----------------------------------------------------------
06/03/1996               $ 9,425             $10,000
06/30/1996               $ 9,548             $10,038
07/31/1996               $ 9,274             $ 9,594
08/31/1996               $ 9,359             $ 9,797
09/30/1996               $ 9,651             $10,348
10/31/1996               $ 9,651             $10,634
11/30/1996               $10,028             $11,438
12/31/1996               $ 9,955             $11,211
01/31/1997               $10,126             $11,912
02/28/1997               $10,182             $12,005
03/31/1997               $10,021             $11,512
04/30/1997               $10,287             $12,199
05/31/1997               $10,969             $12,942
06/30/1997               $11,358             $13,522
07/31/1997               $11,823             $14,598
08/31/1997               $10,884             $13,780
09/30/1997               $11,358             $14,536
10/31/1997               $10,438             $14,050
11/30/1997               $10,543             $14,701
12/31/1997               $10,696             $14,953
01/31/1998               $10,802             $15,119
02/28/1998               $11,446             $16,210
03/31/1998               $11,763             $17,039
04/30/1998               $11,974             $17,212
05/31/1998               $11,696             $16,916
06/30/1998               $11,955             $17,602
07/31/1998               $11,946             $17,414
08/31/1998               $10,235             $14,896
09/30/1998               $10,658             $15,851
10/31/1998               $11,648             $17,139
11/30/1998               $12,272             $18,178
12/31/1998               $12,647             $19,225
01/31/1999               $13,053             $20,029
02/28/1999               $12,917             $19,406
03/31/1999               $13,487             $20,182
04/30/1999               $13,912             $20,963
05/31/1999               $13,506             $20,468
06/30/1999               $14,298             $21,604
07/31/1999               $14,163             $20,930
08/31/1999               $14,327             $20,826
09/30/1999               $14,114             $20,255
10/31/1999               $14,954             $21,537
11/30/1999               $15,582             $21,974
12/31/1999               $17,026             $23,269
01/31/2000               $16,359             $22,101
02/29/2000               $16,707             $21,683
03/31/2000               $18,219             $23,803
04/30/2000               $17,801             $23,087
05/31/2000               $17,413             $22,614
06/30/2000               $17,752             $23,170
07/31/2000               $17,493             $22,809
08/31/2000               $18,667             $24,225
09/30/2000               $18,139             $22,946
10/31/2000               $17,762             $22,849
11/30/2000               $16,061             $21,049
12/31/2000               $16,280             $21,152
01/31/2001               $16,807             $21,903
02/28/2001               $15,311             $19,905
03/31/2001               $14,145             $18,643
04/30/2001               $15,269             $20,092



AVERAGE ANNUAL TOTAL RETURN

CLASS B                  4/30/01
--------------------------------

1-Year                   -18.13%

Since Inception (2/1/00)  -8.98%


GRAPHIC MATERIAL (2)
The following line graph compares the performance of Franklin Blue Chip Fund-- Class B to that of the S&P 500 Index(5) based on a $10,000 investment from 2/1/00 to 4/30/01.


Date                Franklin Blue Chip       S&P 500 Index
                      Fund - Class B
----------------------------------------------------------

02/01/2000               $10,000             $10,000
02/29/2000               $10,207             $ 9,811
03/31/2000               $11,119             $10,771
04/30/2000               $10,863             $10,446
05/31/2000               $10,614             $10,232
06/30/2000               $10,815             $10,484
07/31/2000               $10,650             $10,320
08/31/2000               $11,356             $10,961
09/30/2000               $11,033             $10,382
10/31/2000               $10,796             $10,339
11/30/2000               $ 9,757             $ 9,524
12/31/2000               $ 9,887             $ 9,571
01/31/2001               $10,195             $ 9,911
02/28/2001               $ 9,282             $ 9,007
03/31/2001               $ 8,571             $ 8,436
04/30/2001               $ 8,894             $ 9,091


The following line graph compares the performance of Franklin Blue Chip Fund - Class C to that of the S&P 500 Index(5) based on a $10,000 investment from 2/1/00 to 4/30/01.

                         FRANKLIN BLUE CHIP
    DATE                   FUND - CLASS C                         S&P 500 INDEX
-------------------------------------------------------------------------------
02/01/2000                    $ 9,898                                 $10,000
02/29/2000                    $10,102                                 $ 9,811
03/31/2000                    $11,011                                 $10,771
04/30/2000                    $10,776                                 $10,446
05/31/2000                    $10,535                                 $10,232
06/30/2000                    $10,734                                 $10,484
07/31/2000                    $10,572                                 $10,320
08/31/2000                    $11,276                                 $10,961
09/30/2000                    $10,957                                 $10,382
10/31/2000                    $10,722                                 $10,339
11/30/2000                    $ 9,681                                 $ 9,524
12/31/2000                    $ 9,817                                 $ 9,571
01/31/2001                    $10,122                                 $ 9,911
02/28/2001                    $ 9,219                                 $ 9,007
03/31/2001                    $ 8,508                                 $ 8,436
04/30/2001                    $ 9,099                                 $ 9,091


AVERAGE ANNUAL TOTAL RETURN

CLASS C                  4/30/01
--------------------------------

1-Year                   -16.41%

Since Inception (2/1/00)  -7.30%



5. Source: Standard & Poor's Micropal. The unmanaged S&P 500 Composite Index consists of 500 domestic stocks, comprising four broad sectors: industrials, utilities, financials and transportation. The S&P 500 serves as the standard for measuring large-cap U.S. stock market performance. Since some industries are characterized by companies of relatively small stock capitalizations, the index is not composed of the 500 largest, U.S. publicly traded companies. The index includes reinvested dividends.

Past performance does not guarantee future results.

FRANKLIN STRATEGIC SERIES
FRANKLIN BLUE CHIP FUND

Financial Highlights

                                                                                     CLASS A
                                                         ---------------------------------------------------------------
                                                                                YEAR ENDED APRIL 30,
                                                         ---------------------------------------------------------------
                                                           2001        2000            1999          1998         1997(d)
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................     $  17.90    $  14.41       $  12.46      $  10.85      $  10.00
                                                         ---------------------------------------------------------------
Income from investment operations:
 Net investment income(a)...........................          .02          --            .04           .09           .09
 Net realized and unrealized gains (losses) ........        (2.53)       3.97           1.97          1.67           .82
                                                         ---------------------------------------------------------------
Total from investment operations ...................        (2.51)       3.97           2.01          1.76           .91
                                                         ---------------------------------------------------------------
Less distributions from:
 Net investment income .............................         (.03)       (.01)          (.06)         (.06)         (.06)
 Net realized gains ................................         (.56)       (.47)            --          (.09)           --
                                                         ---------------------------------------------------------------
Total distributions ................................         (.59)       (.48)          (.06)         (.15)         (.06)
                                                         ---------------------------------------------------------------
Net asset value, end of year .......................     $  14.80    $  17.90       $  14.41      $  12.46      $  10.85
                                                         ===============================================================

Total return(b).....................................       (14.22)%     27.96%         16.18%        16.41%         9.14%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ....................     $151,431    $140,685       $ 54,880      $ 16,836      $  5,600
Ratios to average net assets:
 Expenses ..........................................         1.24%       1.23%          1.25%         1.25%         1.25%(c)
 Expenses excluding waiver and payments by affiliate         1.36%       1.39%          1.51%         1.95%         2.22%(c)
 Net investment income .............................          .11%         --            .55%         1.04%         1.07%(c)
Portfolio turnover rate ............................        73.75%      63.04%         35.74%        57.67%        11.14%

(a)  Based on average shares outstanding effective year ended April 30, 2000.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)  Annualized

(d)  For the period June 3, 1996 (effective date) to April 30, 1997.

FRANKLIN STRATEGIC SERIES
FRANKLIN BLUE CHIP FUND

Financial Highlights (continued)

                                                                   CLASS B
                                                         ---------------------------
                                                              YEAR ENDED APRIL 30,
                                                         ---------------------------
                                                             2001            2000(d)
                                                         ---------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................     $    17.87       $    16.45
                                                         ---------------------------
Income from investment operations:
 Net investment loss(a).............................           (.09)            (.03)
 Net realized and unrealized gains (losses) ........          (2.53)            1.45
                                                         ---------------------------
Total from investment operations ...................          (2.62)            1.42
                                                         ---------------------------
 Less distributions from net realized gains ........           (.56)              --
                                                         ---------------------------
Net asset value, end of year .......................     $    14.69       $    17.87
                                                         ===========================
Total return(b).....................................         (14.84)%           8.63%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ....................     $   10,491       $    2,026
Ratios to average net assets:
 Expenses ..........................................           1.90%            1.82%(c)
 Expenses excluding waiver and payments by affiliate           2.02%            2.06%(c)
 Net investment loss ...............................           (.59)%          (7.15)%(c)
Portfolio turnover rate ............................          73.75%           63.04%

(a)  Based on average shares outstanding.

(b) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)  Annualized

(d)  For the period February 1, 2000 (effective date) to April 30, 2000.

FRANKLIN STRATEGIC SERIES
FRANKLIN BLUE CHIP FUND

Financial Highlights (continued)

                                                                    CLASS C
                                                         ---------------------------
                                                              YEAR ENDED APRIL 30,
                                                         ---------------------------
                                                              2001            2000(d)
                                                         ---------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .................     $    17.91       $    16.45
                                                         ---------------------------
Income from investment operations:
 Net investment loss(a).............................           (.09)            (.03)
 Net realized and unrealized gains (losses) ........          (2.52)            1.49
                                                         ---------------------------
Total from investment operations ...................          (2.61)            1.46
                                                         ---------------------------
 Less distributions from net realized gains ........           (.56)              --
                                                         ---------------------------
Net asset value, end of year .......................     $    14.74       $    17.91
                                                         ===========================
Total return(b).....................................         (14.74)%           8.88%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ....................     $   19,862       $    3,608
Ratios to average net assets:
 Expenses ..........................................           1.90%            1.82%(c)
 Expenses excluding waiver and payments by affiliate           2.02%            2.06%(c)
 Net investment loss ...............................           (.59)%          (6.88)%(c)
Portfolio turnover rate ............................          73.75%           63.04%


(a)  Based on average shares outstanding.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)  Annualized

(d)  For the period February 1, 2000 (effective date) to April 30, 2000.


                       See notes to financial statements.

FRANKLIN STRATEGIC SERIES
FRANKLIN BLUE CHIP FUND

STATEMENT OF INVESTMENTS, APRIL 30, 2001

                                                                                              SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS 94.9%
(a) COMMERCIAL SERVICES 2.0%
    CheckFree Corp. ..............................................................            48,000      $   1,912,320
    Robert Half International Inc. ...............................................            59,900          1,665,220
                                                                                                          -------------
                                                                                                              3,577,540
                                                                                                          -------------
    COMMUNICATIONS 6.0%
    AT&T Corp. ...................................................................            60,000          1,336,800
    CenturyTel Inc. ..............................................................            47,000          1,277,460
    SBC Communications Inc. ......................................................            65,000          2,681,250
    Sprint Corp. (FON Group) .....................................................            55,000          1,175,900
(a) Sprint Corp. (PCS Group) .....................................................            91,000          2,332,330
    Vodafone Group PLC, ADR (United Kingdom) .....................................            55,000          1,665,400
(a) XO Communications Inc. .......................................................           100,000            393,000
                                                                                                          -------------
                                                                                                             10,862,140
                                                                                                          -------------
    CONSUMER DURABLES .3%
    Sony Corp. (Japan) ...........................................................             6,000            448,780
    Sony Corp., ADR (Japan) ......................................................             2,000            153,300
                                                                                                          -------------
                                                                                                                602,080
                                                                                                          -------------
    CONSUMER NON-DURABLES 7.9%
    Anheuser-Busch Cos. Inc. .....................................................            50,000          1,999,500
    Coca-Cola Co. ................................................................            50,000          2,309,500
    Colgate-Palmolive Co. ........................................................            35,000          1,954,750
(a) Jones Apparel Group Inc. .....................................................            30,000          1,192,200
    Kimberly-Clark Corp. .........................................................            40,000          2,376,000
    Nestle SA (Switzerland) ......................................................             1,100          2,277,546
    Philip Morris Cos. Inc. ......................................................            45,000          2,254,950
                                                                                                          -------------
                                                                                                             14,364,446
                                                                                                          -------------
    CONSUMER SERVICES 6.2%
(a) AOL Time Warner Inc. .........................................................            70,000          3,535,000
(a) Cendant Corp. ................................................................            80,000          1,419,200
(a) Clear Channel Communications Inc. ............................................            30,000          1,674,000
    McDonald's Corp. .............................................................            70,000          1,925,000
(a) Viacom Inc., B ...............................................................            18,000            937,080
    The Walt Disney Co. ..........................................................            61,000          1,845,250
                                                                                                          -------------
                                                                                                             11,335,530
                                                                                                          -------------
    ELECTRONIC TECHNOLOGY 9.9%
(a) Agilent Technologies Inc. ....................................................            35,000          1,365,350
(a) Applied Materials Inc. .......................................................            30,000          1,638,000
(a) Brocade Communications Systems Inc. ..........................................            24,000            911,760
(a) Cisco Systems Inc. ...........................................................           132,000          2,241,360
(a) EMC Corp. ....................................................................            50,000          1,980,000
    Intel Corp. ..................................................................           107,000          3,307,370
    International Business Machines Corp. ........................................            29,000          3,339,060

FRANKLIN STRATEGIC SERIES
FRANKLIN BLUE CHIP FUND

STATEMENT OF INVESTMENTS, APRIL 30, 2001 (cont.)

                                                                                              SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    ELECTRONIC TECHNOLOGY (CONT.)
(a) JDS Uniphase Corp. ...........................................................            60,000      $   1,283,400
(a) Network Appliance Inc. .......................................................             8,000            182,002
(a) Sun Microsystems Inc. ........................................................            55,000            941,600
(a) Xilinx Inc. ..................................................................            18,000            854,460
                                                                                                          -------------
                                                                                                             18,044,362
                                                                                                          -------------
    ENERGY MINERALS 5.0%
    Conoco Inc., B ...............................................................            69,000          2,098,980
    Devon Energy Corp. ...........................................................            40,000          2,360,400
    Exxon Mobil Corp. ............................................................            52,000          4,607,200
                                                                                                          -------------
                                                                                                              9,066,580
                                                                                                          -------------
    FINANCE 19.2%
    AFLAC Inc. ...................................................................            44,000          1,399,200
    American International Group Inc. ............................................            27,000          2,208,600
    Capital One Financial Corp. ..................................................            44,000          2,765,840
    Charles Schwab Corp. .........................................................            80,000          1,584,000
    Citigroup Inc. ...............................................................            78,000          3,833,700
    Countrywide Credit Industries Inc. ...........................................            55,000          2,346,850
    Equity Office Properties Trust ...............................................            60,000          1,713,000
    Fannie Mae ...................................................................            20,000          1,605,200
    Fifth Third Bancorp ..........................................................            34,000          1,827,840
    Fleet Boston Financial Corp. .................................................            68,000          2,609,160
    Hartford Financial Services Group Inc. .......................................            24,000          1,490,400
    JP Morgan Chase & Co. ........................................................            70,000          3,358,600
    Marsh & McLennan Cos. Inc. ...................................................            22,000          2,121,680
    MGIC Investment Corp. ........................................................            28,000          1,819,720
    State Street Corp. ...........................................................            20,000          2,075,600
    Wells Fargo & Co. ............................................................            46,000          2,160,620
                                                                                                          -------------
                                                                                                             34,920,010
                                                                                                          -------------
    HEALTH SERVICES 1.8%
    CIGNA Corp. ..................................................................            13,000          1,387,100
    HCA-The Healthcare Co. .......................................................            50,000          1,935,000
                                                                                                          -------------
                                                                                                              3,322,100
                                                                                                          -------------
    HEALTH TECHNOLOGY 10.0%
(a) Amgen Inc. ...................................................................            13,700            837,618
    Bristol-Myers Squibb Co. .....................................................            47,000          2,632,000
(a) Genentech Inc. ...............................................................            26,000          1,365,000
    Johnson & Johnson ............................................................            20,500          1,977,840
    Pfizer Inc. ..................................................................           134,000          5,802,200
    Pharmacia Corp. ..............................................................            57,000          2,978,820
(a) Watson Pharmaceuticals Inc. ..................................................            51,700          2,574,660
                                                                                                          -------------
                                                                                                             18,168,138
                                                                                                          -------------

FRANKLIN STRATEGIC SERIES
FRANKLIN BLUE CHIP FUND

STATEMENT OF INVESTMENTS, APRIL 30, 2001 (cont.)

                                                                                              SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    INDUSTRIAL SERVICES 2.9%
    Enron Corp. ..................................................................            35,000      $   2,195,200
    Schlumberger Ltd. ............................................................            28,000          1,856,400
    Transocean Sedco Forex Inc. ..................................................            22,000          1,194,160
                                                                                                          -------------
                                                                                                              5,245,760
                                                                                                          -------------
    NON-ENERGY MINERALS .6%
    Alcoa Inc. ...................................................................            25,000          1,035,000
                                                                                                          -------------
    PROCESS INDUSTRIES .8%
    E.I. du Pont de Nemours and Co. ..............................................            33,000          1,491,270
                                                                                                          -------------
    PRODUCER MANUFACTURING 6.4%
    General Electric Co. .........................................................           126,000          6,114,780
(a) Mettler-Toledo International Inc. (Switzerland) ..............................            65,000          2,876,250
    Tyco International Ltd. (Bermuda) ............................................            50,000          2,668,500
                                                                                                          -------------
                                                                                                             11,659,530
                                                                                                          -------------
    RETAIL TRADE 6.2%
(a) Kohl's Corp. .................................................................             7,000            427,420
(a) The Kroger Co. ...............................................................            60,000          1,355,400
    Lowe's Cos. Inc. .............................................................            45,000          2,835,000
    Target Corp. .................................................................            55,000          2,114,750
    Wal-Mart Stores Inc. .........................................................            75,000          3,880,500
(a) Williams-Sonoma Inc. .........................................................            20,000            601,400
                                                                                                          -------------
                                                                                                             11,214,470
                                                                                                          -------------
    TECHNOLOGY SERVICES 5.9%
(a) Check Point Software Technologies Ltd. (Israel) ..............................            10,500            658,665
    Electronic Data Systems Corp. ................................................            13,000            838,500
(a) Microsoft Corp. ..............................................................            80,000          5,420,000
    Paychex Inc. .................................................................            55,000          1,900,800
(a) Siebel Systems Inc. ..........................................................             4,000            182,320
(a) VERITAS Software Corp. .......................................................            30,000          1,788,300
                                                                                                          -------------
                                                                                                             10,788,585
                                                                                                          -------------
    TRANSPORTATION 1.2%
    Expeditors International of Washington Inc. ..................................            15,000            750,450
    Southwest Airlines Co. .......................................................            75,000          1,365,750
                                                                                                          -------------
                                                                                                              2,116,200
                                                                                                          -------------
    UTILITIES 2.6%
    Duke Energy Corp. ............................................................            45,000          2,104,200
    Exelon Corp. .................................................................            30,000          2,071,500
(a),(b)Reliant Resources Inc. ....................................................            20,200            606,000
                                                                                                          -------------
                                                                                                              4,781,700
                                                                                                          -------------
    TOTAL COMMON STOCK (COST $172,536,837) .......................................                          172,595,440
                                                                                                          -------------

FRANKLIN STRATEGIC SERIES
FRANKLIN BLUE CHIP FUND

STATEMENT OF INVESTMENTS, APRIL 30, 2001 (CONT.)

                                                                                              SHARES            VALUE
-----------------------------------------------------------------------------------------------------------------------
(c) SHORT TERM INVESTMENTS 7.8%
    Franklin Institutional Fiduciary Trust Money Market Portfolio (COST $14,181,371)      14,181,371      $  14,181,371
                                                                                                          -------------
    TOTAL INVESTMENTS (COST $186,718,208) 102.7% .................................                          186,776,811
    OTHER ASSETS, LESS LIABILITIES (2.7)% ........................................                           (4,993,186)
                                                                                                          -------------
    NET ASSETS 100.0% ............................................................                        $ 181,783,625
                                                                                                          =============

(a)  Non-income producing

(b) Sufficient collateral has been segregated for securities traded on a when-issued or delayed delivery basis.

(c) The Franklin Institutional Fiduciary Trust Money Market Portfolio is managed by Franklin Advisers, Inc.


                       See notes to financial statements.

FRANKLIN STRATEGIC SERIES
FRANKLIN BLUE CHIP FUND

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2001

Assets:
 Investments in securities:
  Cost ........................................................     $ 186,718,208
                                                                    =============
  Value .......................................................       186,776,811
 Receivables:
  Capital shares sold .........................................           756,573
  Dividends ...................................................            69,554
  Affiliates ..................................................            42,565
                                                                    -------------
      Total assets ............................................       187,645,503
                                                                    -------------
Liabilities:
 Payables:
  Investment securities purchased .............................         5,209,447
  Capital shares redeemed .....................................           351,530
  Affiliates ..................................................           217,423
  Shareholders ................................................            41,701
 Other liabilities ............................................            41,777
                                                                    -------------
      Total liabilities .......................................         5,861,878
                                                                    -------------
       Net assets, at value ...................................     $ 181,783,625
                                                                    =============
Net assets consist of:
 Net unrealized appreciation ..................................            58,392
 Accumulated net realized loss ................................        (6,631,866)
 Capital shares ...............................................       188,357,099
                                                                    -------------
       Net assets, at value ...................................     $ 181,783,625
                                                                    =============


                       See notes to financial statements.

FRANKLIN STRATEGIC SERIES
FRANKLIN BLUE CHIP FUND

Financial Statements (continued)

STATEMENT OF ASSETS AND LIABILITIES (cont.)
APRIL 30, 2001


CLASS A:
 Net assets, at value ................................................     $151,430,528
                                                                           ============
 Shares outstanding ..................................................       10,229,214
                                                                           ============
 Net asset value per share(a).........................................     $      14.80
                                                                           ============
 Maximum offering price per share (net asset value per share / 94.25%)     $      15.70
                                                                           ============
CLASS B:
 Net assets, at value ................................................     $ 10,491,131
                                                                           ============
 Shares outstanding ..................................................          714,094
                                                                           ============
 Net asset value and maximum offering price per share(a)..............     $      14.69
                                                                           ============
CLASS C:
 Net assets, at value ................................................     $ 19,861,966
                                                                           ============
 Shares outstanding ..................................................        1,347,672
                                                                           ============
 Net asset value per share(a).........................................     $      14.74
                                                                           ============
 Maximum offering price per share (net asset value per share / 99%) ..     $      14.89
                                                                           ============


(a) Redemption price is equal to net asset value less any applicable contingent deferred sales charge.


                       See notes to financial statements.

FRANKLIN STRATEGIC SERIES
FRANKLIN BLUE CHIP FUND

Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED APRIL 30, 2001

Investment income:
(net of foreign taxes and fees of $22,903)
 Dividends ..............................................................     $  2,301,964
                                                                              ------------
Expenses:
 Management fees (Note 3) ...............................................        1,236,673
 Distribution fees (Note 3)
  Class A ...............................................................          517,529
  Class B ...............................................................           65,248
  Class C ...............................................................          113,498
 Transfer agent fees (Note 3) ...........................................          376,129
 Custodian fees .........................................................            4,176
 Reports to shareholders ................................................           36,229
 Registration and filing fees ...........................................           66,538
 Professional fees ......................................................           16,048
 Trustees' fees and expenses ............................................            1,218
 Other ..................................................................            2,113
                                                                              ------------
       Total expenses ...................................................        2,435,399
       Expenses waived/paid by affiliate (Note 3) .......................         (202,878)
                                                                              ------------
        Net expenses ....................................................        2,232,521
                                                                              ------------
         Net investment income ..........................................           69,443
                                                                              ------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ...........................................................       (5,016,008)
  Foreign currency transactions .........................................            7,316
                                                                              ------------
       Net realized loss ................................................       (5,008,692)

Net unrealized depreciation on:
  Investments ...........................................................      (22,585,671)
  Translation of assets and liabilities denominated in foreign currencies             (204)
                                                                              ------------
       Net unrealized depreciation ......................................      (22,585,875)
                                                                              ------------
 Net realized and unrealized loss .......................................      (27,594,567)
                                                                              ------------
 Net decrease in net assets resulting from operations ...................     $(27,525,124)
                                                                              ============


                       See notes to financial statements.

FRANKLIN STRATEGIC SERIES
FRANKLIN BLUE CHIP FUND

Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED APRIL 30, 2001 AND 2000

                                                                                                       2001               2000
                                                                                                 ---------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) ...............................................................   $      69,443      $      (8,592)
  Net realized gain (loss) from investments and foreign currency transactions ................      (5,008,692)         5,781,102
  Net unrealized appreciation (depreciation) on investments and translation of assets
   and liabilities denominated in foreign currencies .........................................     (22,585,875)        16,361,296
                                                                                                 ---------------------------------
       Net increase (decrease) in net assets resulting from operations .......................     (27,525,124)        22,133,806
 Distributions to shareholders from:
  Net investment income:
   Class A ...................................................................................        (247,272)           (72,881)
   Class C ...................................................................................          (1,705)                --
  Net realized gains:
   Class A ...................................................................................      (5,191,772)        (2,438,788)
   Class B ...................................................................................        (260,522)                --
   Class C ...................................................................................        (456,867)                --
                                                                                                 ---------------------------------
 Total distributions to shareholders .........................................................      (6,158,138)        (2,511,669)

 Capital share transactions: (Note 2)
   Class A ...................................................................................      40,395,010         66,352,802
   Class B ...................................................................................       9,991,158          1,974,823
   Class C ...................................................................................      18,761,722          3,488,770
                                                                                                 ---------------------------------
 Total capital share transactions ............................................................      69,147,890         71,816,395
       Net increase in net assets ............................................................      35,464,628         91,438,532
 Net assets (there is no undistributed net investment income at the beginning or end of year):
  Beginning of year ..........................................................................     146,318,997         54,880,465
                                                                                                 ---------------------------------
  End of year ................................................................................   $ 181,783,625      $ 146,318,997
                                                                                                 =================================


                       See notes to financial statements.

FRANKLIN STRATEGIC SERIES
FRANKLIN BLUE CHIP FUND

Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Strategic Series (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of thirteen separate series (the Funds). Franklin Blue Chip Fund (the Fund) included in this report is diversified. The Fund's investment objective is capital growth.

The following summarizes the Fund's significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Distributions received by the Fund from securities may be a return of capital
(ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

Realized and unrealized gains and losses and net investment income (loss), other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

FRANKLIN STRATEGIC SERIES
FRANKLIN BLUE CHIP FUND
Notes to Financial Statements (Continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONT.)

d. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS: (CONT.)

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

e. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. SHARES OF BENEFICIAL INTEREST

The Fund offers three classes of shares: Class A, Class B, and Class C. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At April 30, 2001, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Fund's shares were as follows:

                                                                               YEAR ENDED APRIL 30,
                                                       --------------------------------------------------------------------
                                                                   2001                                  2000(a)
                                                       --------------------------------------------------------------------
                                                          SHARES           AMOUNT               SHARES           AMOUNT
                                                       --------------------------------------------------------------------
CLASS A SHARES:
 Shares sold ....................................       4,643,953      $  77,026,102          7,203,769      $ 118,228,802
 Shares issued in reinvestment of distributions..         314,286          4,950,002            139,795          2,257,678
 Share redeemed .................................      (2,588,813)       (41,581,094)        (3,292,887)       (54,133,678)
                                                       --------------------------------------------------------------------
 Net increase ...................................       2,369,426      $  40,395,010          4,050,677      $  66,352,802
                                                       ====================================================================
CLASS B SHARES:
 Shares sold ....................................         659,684      $  10,907,520            115,371      $   2,009,719
 Shares issued in reinvestment of distributions..          14,970            234,578                 --                 --
 Share redeemed .................................         (73,950)        (1,150,940)            (1,981)           (34,896)
                                                       --------------------------------------------------------------------
 Net increase ...................................         600,704      $   9,991,158            113,390      $   1,974,823
                                                       ====================================================================
CLASS C SHARES:
 Shares sold ....................................       1,275,969      $  20,738,353            206,454      $   3,577,185
 Shares issued in reinvestment of distributions..          27,862            437,992                 --                 --
 Share redeemed .................................        (157,650)        (2,414,623)            (4,963)           (88,415)
                                                       --------------------------------------------------------------------
 Net increase ...................................       1,146,181      $  18,761,722            201,491      $   3,488,770
                                                       ====================================================================


(a) For the period February 1, 2000 (effective date) to April 30, 2000 for Class B and Class C.

FRANKLIN STRATEGIC SERIES
FRANKLIN BLUE CHIP FUND

Notes to Financial Statements (continued)


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of the following entities:

        ENTITY                                                               AFFILIATION
        ------                                                               -----------
        Franklin Templeton Services, LLC (FT Services)                       Administration manager
        Franklin Advisers, Inc. (Advisers)                                   Investment manager
        Franklin/Templeton Distributors, Inc. (Distributors)                 Principal Underwriter
        Franklin/Templeton Investor Services, LLC (Investor Services)        Transfer Agent

The Fund pays an investment management fee to Advisers based on the average net assets of the Fund as follows:

        ANNUALIZED
         FEE RATE    DAILY NET ASSETS
         --------    ----------------
          .750%      First $500 million
          .625%      Over $500 million, up to and including $1 billion
          .500%      Over $1 billion

Management fees were reduced on assets invested in the Franklin Institutional Fiduciary Trust Money Market Portfolio.

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

Advisers agreed in advance to waive management fees for the Fund, as noted in the Statement of Operations.

The Fund reimburses Distributors up to .35%, 1.00%, and 1.00% per year of the average daily net assets of Class A, Class B, and Class C, respectively, for costs incurred in marketing the Fund's shares.

Distributors paid net commissions on sales of the Fund's shares, and received contingent deferred sales charges for the year of $427,333 and $23,073, respectively.

The Fund paid transfer agent fees of $376,129 of which $300,239 was paid to Investors Services.


4. INCOME TAXES

At April 30, 2001, the Fund had deferred capital losses and deferred currency losses occurring subsequent to October 31, 2000 of $5,658,855 and $785, respectively. For tax purposes, such losses will be reflected in the year ending April 30, 2002.

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions.

Net realized gains differ for financial statement and tax purposes primarily due to differing treatment of wash sales and foreign currency transactions.

FRANKLIN STRATEGIC SERIES
FRANKLIN BLUE CHIP FUND

Notes to Financial Statements (continued)


4. INCOME TAXES (CONT.)

At April 30, 2001, the net unrealized depreciation based on the cost of investments for income tax purposes of $187,690,434 was as follows:

        Unrealized appreciation          $ 18,736,928
        Unrealized depreciation           (19,650,551)
                                         ------------
        Net unrealized depreciation      $   (913,623)
                                         ============

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended April 30, 2001 aggregated $181,559,989 and $118,512,927, respectively.

FRANKLIN STRATEGIC SERIES
FRANKLIN BLUE CHIP FUND

Independent Auditors' Report

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
FRANKLIN STRATEGIC SERIES

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Franklin Blue Chip Fund (the "Fund") (one of the funds constituting part of the Franklin Strategic Series) at April 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
June 8, 2001

FRANKLIN STRATEGIC SERIES

FRANKLIN BLUE CHIP FUND


Tax Designation

Under Section 852(b)(3)(C) of the Internal Revenue Code, the Fund hereby designates $1,505,256 as a capital gain dividend for the fiscal year ended April 30, 2001.

Under Section 854(b)(2) of the Internal Revenue Code, the Fund hereby designates 58.24% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended April 30, 2001.

                       This page intentionally left blank.

                       This page intentionally left blank.

SHAREHOLDER LETTER

Dear Shareholder:

This annual report for Franklin Strategic Series covers the period ended April 30, 2001.

THE ECONOMY SLOWS

The 12 months under review witnessed significant economic deceleration. Gross domestic product (GDP), the broadest gauge of economic vibrancy, waned to an annualized pace of just 1.2% for the six months ended March 31, 2001, its weakest showing since 1995. Recession concerns took hold amid reports of sharply rising unemployment, weak industrial expansion and technology spending, higher energy costs and reduced production in the manufacturing sectors. In response, the Federal Reserve Board (the Fed) swiftly cut the key federal funds target rate from 6.5% to 4.5% during the first four months of 2001, in an attempt to pump some life into the economy. Toward the latter part of the period, the economy seemed to stabilize, albeit at substantially lower levels than the past few years. Inflation also became a concern as it picked up to around 3.0% by period end. Waning domestic growth seemed to exacerbate foreign economic problems, especially for export-dependent countries in the emerging markets of Latin America and Southeast Asia.

CONTENTS

Shareholder Letter ........................................................   1

Fund Reports

  Franklin Biotechnology
  Discovery Fund ..........................................................   6

  Franklin Global
  Communications Fund .....................................................  12

  Franklin Global
  Health Care Fund ........................................................  20

  Franklin Natural
  Resources Fund ..........................................................  28

  Franklin
  Technology Fund .........................................................  35

Financial Highlights &
Statements of Investments .................................................  44

Financial Statements ......................................................  71

Notes to
Financial Statements ......................................................  80

Independent
Auditors' Report ..........................................................  88

Tax Designation ...........................................................  89

U.S. STOCK MARKET PERFORMANCE
Price Returns of Nasdaq, S&P 500 and Dow
(5/1/00-4/30/01)

[LINE GRAPH]

                  S&P 500     S&P 500 Price Return       DJIA     DJIA Price Return     NASDAQ       NASDAQ Price Return
                  -------     --------------------       ----     -----------------     ------       -------------------
28-Apr-00         1452.43                              10733.91                         3860.66
01-May-00         1468.25          0.010892091         10811.78       0.007254579       3958.08          0.025234027
02-May-00         1446.29         -0.004227398         10731.12      -0.000259924       3785.45         -0.019481125
03-May-00         1415.1          -0.025701755         10480.13      -0.023642829       3707.31         -0.039721188
04-May-00         1409.57         -0.029509167         10412.49      -0.029944354       3720.24         -0.036372019
05-May-00         1432.63         -0.013632327         10577.86      -0.014538039       3816.82         -0.011355571
08-May-00         1424.17         -0.019457048         10603.63      -0.012137236       3669.38         -0.049545933
09-May-00         1412.14         -0.027739719         10536.75      -0.018367957       3585.01         -0.071399709
10-May-00         1383.05         -0.047768223         10367.78      -0.034109658       3384.73         -0.123276849
11-May-00         1407.81          -0.03072093         10545.97      -0.017508997       3499.58          -0.09352805
12-May-00         1420.96         -0.021667137         10609.37      -0.011602482       3529.06          -0.08589205
15-May-00         1452.36         -4.81951E-05         10807.78       0.006881928       3607.65         -0.065535427
16-May-00         1466.04          0.009370503         10934.57       0.018694027       3717.57         -0.037063611
17-May-00         1447.8          -0.003187761         10769.74       0.003338019       3644.96         -0.055871276
18-May-00         1437.21          -0.01047899         10777.28       0.004040466       3538.71         -0.083392477
19-May-00         1406.95         -0.031313041         10626.85      -0.009973998        3390.4         -0.121808188
22-May-00         1400.72         -0.035602404         10542.55      -0.017827614       3364.21         -0.128592002
23-May-00         1373.86          -0.05409555         10422.27      -0.029033223       3164.55         -0.180308548
24-May-00         1399.05         -0.036752201         10535.35      -0.018498385       3270.61         -0.152836562
25-May-00         1381.52          -0.04882163         10323.92      -0.038195774       3205.35         -0.169740407
26-May-00         1378.02         -0.051231385         10299.24      -0.040495029       3205.11         -0.169802573
30-May-00         1422.45          -0.02064127         10527.13      -0.019264182       3459.48         -0.103914875
31-May-00         1420.6          -0.021914998         10522.33      -0.019711363       3400.91         -0.119085856
01-Jun-00         1448.81         -0.002492375          10652.2      -0.007612324        3582.5         -0.072049857
02-Jun-00         1477.26          0.017095488         10794.76        0.00566895       3813.38         -0.012246611
05-Jun-00         1467.63           0.01046522          10815.3       0.007582512       3821.76         -0.010075997
06-Jun-00         1457.84          0.003724792         10735.57        0.00015465       3756.37         -0.027013516
07-Jun-00         1471.36           0.01303333          10812.86      0.007355195       3839.26         -0.005543094
08-Jun-00         1461.67          0.006361752         10668.72      -0.006073276       3825.56          -0.00909171
09-Jun-00         1456.95          0.003112026         10614.06      -0.011165549       3874.84          0.003672947
12-Jun-00          1446           -0.004427064         10564.21       -0.01580971       3767.91          -0.02402439
13-Jun-00         1469.44          0.011711408         10621.84      -0.010440743       3851.06         -0.002486621
14-Jun-00         1470.54          0.012468759         10687.95      -0.004281758       3797.41         -0.016383209
15-Jun-00         1478.73          0.018107585         10714.82      -0.001778476       3845.74         -0.003864624
16-Jun-00         1464.46          0.008282671          10449.3      -0.026515035       3860.56         -2.59023E-05
19-Jun-00          1486             0.02311299         10557.84      -0.016403156       3989.83           0.03345801
20-Jun-00         1475.95          0.016193551         10435.16     -0.027832356       4013.36          0.039552823
21-Jun-00         1479.13          0.018382986         10497.74     -0.022002234       4064.01          0.052672341
22-Jun-00         1452.18         -0.000172125         10376.12     -0.033332681       3936.84          0.019732377
23-Jun-00         1441.48          -0.00753909         10404.75     -0.030665433       3845.34         -0.003968233
26-Jun-00         1455.31          0.001982884         10542.99     -0.017786622       3912.12          0.013329327
27-Jun-00         1450.55         -0.001294383         10504.46     -0.021376181       3858.96         -0.000440339
28-Jun-00         1454.82          0.001645518         10527.79     -0.019202695       3940.34          0.020638958
29-Jun-00         1442.39         -0.006912553         10398.04     -0.031290555       3877.23          0.004292012
30-Jun-00          1454.6          0.001494048         10447.89     -0.026646394       3966.11          0.027313983
03-Jul-00         1469.54          0.011780258         10560.67     -0.016139506       3991.93          0.034001958
05-Jul-00         1446.23         -0.004268708         10483.6      -0.023319555        3863.1          0.000632016
06-Jul-00         1456.67          0.002919246         10481.47     -0.023517991       3960.57          0.025878995
07-Jul-00          1478.9           0.01822463         10635.98     -0.009123423        4023.2           0.04210161
10-Jul-00         1475.62          0.015966346         10646.58     -0.008135898       3980.29           0.03098693
11-Jul-00         1480.88          0.019587863         10727.19     -0.000626053       3956.42          0.024804049
12-Jul-00         1492.92          0.027877419         10783.41      0.004611553       4099.59          0.061888382
13-Jul-00         1495.84          0.029887843         10788.71      0.005105316       4174.86          0.081385048
14-Jul-00         1509.98          0.039623252         10812.75      0.007344947       4246.18          0.099858573
17-Jul-00         1510.49          0.039974388         10804.27      0.006554927       4274.67          0.107238141
18-Jul-00         1493.74           0.02844199         10739.92      0.000559908       4177.17          0.081983391
19-Jul-00         1481.96          0.020331445         10696.08     -0.003524345       4055.63          0.050501728
20-Jul-00         1495.57          0.029701948         10843.87       0.01024417       4184.56          0.083897572
21-Jul-00         1480.19          0.019112797         10733.56     -3.26069E-05       4094.45          0.060557003
24-Jul-00         1464.29          0.008165626         10685.12     -0.004545408       3981.57          0.031318479
25-Jul-00         1474.47           0.01517457         10699.97     -0.003161942       4029.57          0.043751587
26-Jul-00         1452.42         -6.88501E-06         10516.48     -0.020256365       3987.72          0.032911471
27-Jul-00         1449.62         -0.001934689         10586.13     -0.013767583       3842.23         -0.004773795
28-Jul-00         1419.89         -0.022403834         10511.17     -0.020751059          3663           -0.0511985
31-Jul-00         1430.83         -0.014871629         10521.98      -0.01974397       3766.99         -0.024262691
01-Aug-00          1438.1         -0.009866224         10606.95     -0.011827936       3685.52           -0.0453653
02-Aug-00          1438.7         -0.009453123         10687.53     -0.004320886       3658.46         -0.052374464
03-Aug-00         1452.56          8.95052E-05         10706.58     -0.002546136       3759.88         -0.026104345
04-Aug-00         1462.93          0.007229264         10767.75      0.003152626       3787.36         -0.018986391
07-Aug-00         1479.32          0.018513801         10867.01      0.012399955       3862.99          0.000603524
08-Aug-00          1482.8          0.020909786         10976.89      0.022636672       3848.55         -0.003136769
09-Aug-00         1472.87          0.014072967         10905.83      0.016016531        3853.5         -0.001854605
10-Aug-00         1460.25           0.00538408         10908.76      0.016289497       3759.99         -0.026075852
11-Aug-00         1471.84          0.013363811          11027.8      0.027379585       3789.47         -0.018439852
14-Aug-00         1491.56          0.026941057         11176.14      0.041199339       3849.69         -0.002841483
15-Aug-00         1484.43          0.022032043            11067      0.031031563       3851.66         -0.002331208
16-Aug-00         1479.85          0.018878707         11008.39      0.025571297        3861.2          0.000139872
17-Aug-00         1496.07          0.030046198         11055.64      0.029973234       3940.87           0.02077624
18-Aug-00         1491.72          0.027051218         11046.48      0.029119864       3930.34          0.018048727
21-Aug-00         1499.48          0.032393988         11079.81      0.032224977       3953.15          0.023957044
22-Aug-00         1498.13          0.031464511         11139.15      0.037753251       3958.21            0.0252677
23-Aug-00         1505.97          0.036862362         11144.65      0.038265646       4011.01          0.038944118
24-Aug-00         1508.31          0.038473455         11182.74      0.041814213       4053.28          0.049893023
25-Aug-00         1506.45          0.037192842         11192.63      0.042735592       4042.68          0.047147379
28-Aug-00         1514.09          0.042452993         11252.84      0.048344918       4070.59          0.054376713
29-Aug-00         1509.84      0.039526862          11215.1      0.044828958          4082.17        0.0573762
30-Aug-00         1502.59      0.034535227         11103.01      0.034386351          4103.81      0.062981459
31-Aug-00         1517.68      0.044924712          11215.1      0.044828958          4206.35      0.089541685
01-Sep-00         1520.77      0.047052182         11238.78      0.047035051          4234.33       0.09678915
05-Sep-00         1507.08      0.037626598         11260.61      0.049068792          4143.18      0.073179197
06-Sep-00         1492.25      0.027416123         11310.64      0.053729722          4013.34      0.039547642
07-Sep-00         1502.51      0.034480147         11259.87      0.048999852          4098.35      0.061567193
08-Sep-00          1494.5      0.028965251         11220.65      0.045346011          3978.41      0.030499966
11-Sep-00         1489.26      0.025357504         11195.49      0.043002037          3896.35      0.009244533
12-Sep-00         1481.99        0.0203521         11233.23      0.046517998          3849.51     -0.002888107
13-Sep-00         1484.91      0.022362523         11182.18      0.041762042          3893.89      0.008607337
14-Sep-00         1480.87      0.019580978         11087.47      0.032938603          3913.86      0.013780027
15-Sep-00         1465.81      0.009212148            10927      0.017988785          3835.23     -0.006586957
18-Sep-00         1444.51     -0.005452931         10808.52      0.006950869          3726.52     -0.034745354
19-Sep-00          1459.9      0.005143105         10789.29       0.00515935          3865.64      0.001289935
20-Sep-00         1451.34     -0.000750466         10687.92     -0.004284552          3897.44      0.009526868
21-Sep-00         1449.05     -0.002327135         10765.52      0.002944873          3828.87     -0.008234343
22-Sep-00         1448.72      -0.00255434         10847.37       0.01057024          3803.76     -0.014738413
25-Sep-00         1439.03     -0.009225918         10808.15      0.006916399          3741.22     -0.030937715
26-Sep-00         1427.21     -0.017364004         10631.32     -0.009557561           3689.1     -0.044437998
27-Sep-00         1426.57     -0.017804645         10628.36     -0.009833323           3656.3     -0.052933954
28-Sep-00         1458.29      0.004034618         10824.06      0.008398617          3778.32     -0.021327959
29-Sep-00         1436.51     -0.010960941         10650.92     -0.007731572          3672.82     -0.048654893
02-Oct-00         1436.23     -0.011153722         10700.13     -0.003147036           3568.9      -0.07557257
03-Oct-00         1426.46      -0.01788038         10719.74     -0.001320115          3455.83     -0.104860309
04-Oct-00         1434.32     -0.012468759         10784.48      0.004711238           3523.1     -0.087435827
05-Oct-00         1436.28     -0.011119297         10724.92     -0.000837533           3472.1     -0.100646004
06-Oct-00         1408.99     -0.029908498         10596.54      -0.01279776          3361.01     -0.129420876
09-Oct-00         1402.03     -0.034700467         10568.43     -0.015416563          3355.56     -0.130832552
10-Oct-00         1387.02     -0.045034873          10524.4     -0.019518517          3240.54     -0.160625385
11-Oct-00         1364.59     -0.060477958         10413.79     -0.029823242          3168.49     -0.179287997
12-Oct-00         1329.78     -0.084444689         10034.58     -0.065151469          3074.68     -0.203586951
13-Oct-00         1374.17     -0.053882115         10192.18     -0.050469028          3316.77     -0.140880057
16-Oct-00         1374.62     -0.053572289          10238.8     -0.046125783          3290.28     -0.147741578
17-Oct-00         1349.97     -0.070543847         10089.71     -0.060015409          3213.96     -0.167510218
18-Oct-00         1342.13     -0.075941698          9975.02     -0.070700239          3171.56     -0.178492797
19-Oct-00         1388.76      -0.04383688         10142.98     -0.055052632           3418.6     -0.114503738
20-Oct-00         1396.93     -0.038211824         10226.59     -0.047263299          3483.14     -0.097786389
23-Oct-00         1395.78     -0.039003601         10271.72     -0.043058867          3468.69     -0.101529272
24-Oct-00         1398.13     -0.037385623         10393.07     -0.031753573          3419.79       -0.1141955
25-Oct-00          1364.9     -0.060264522         10326.48     -0.037957277          3229.57     -0.163466868
26-Oct-00         1364.44     -0.060581233         10380.12      -0.03296003          3272.18     -0.152429895
27-Oct-00         1379.58     -0.050157323         10590.62     -0.013349283          3278.36     -0.150829133
30-Oct-00         1398.66     -0.037020717         10835.77      0.009489552           3191.4     -0.173353779
31-Oct-00          1429.4     -0.015856186         10971.14      0.022100986          3369.63     -0.127188097
01-Nov-00         1421.22     -0.021488127         10899.47      0.015424016          3333.39     -0.136575093
02-Nov-00         1428.32     -0.016599767         10880.51      0.013657651          3429.02     -0.111804717
03-Nov-00         1426.69     -0.017722024         10817.95      0.007829393          3451.58     -0.105961157
06-Nov-00         1432.19     -0.013935267         10977.21      0.022666484          3416.21     -0.115122803
07-Nov-00         1431.87     -0.014155588         10952.18      0.020334622          3415.79     -0.115231593
08-Nov-00         1409.28     -0.029708833         10907.06      0.016131121           3231.7     -0.162915149
09-Nov-00         1400.14     -0.036001735         10834.25      0.009347945          3200.35     -0.171035522
10-Nov-00         1365.98     -0.059520941         10602.95     -0.012200587          3028.99     -0.215421715
13-Nov-00         1351.26      -0.06965568         10517.25      -0.02018463          2966.72     -0.231551082
14-Nov-00         1382.95     -0.047837073         10681.06     -0.004923649          3138.27     -0.187115675
15-Nov-00         1389.81     -0.043113954          10707.6     -0.002451111          3165.49     -0.180065067
16-Nov-00         1372.32     -0.055155842         10656.03     -0.007255511          3031.88     -0.214673139
17-Nov-00         1367.72     -0.058322948         10629.87     -0.009692647          3027.19     -0.215887957
20-Nov-00         1342.62     -0.075604332         10462.65     -0.025271313          2875.64     -0.255142903
21-Nov-00         1347.35     -0.072347721          10494.5     -0.022304081          2871.45      -0.25622821
22-Nov-00         1322.36     -0.089553369         10399.32     -0.031171307          2755.34     -0.286303378
24-Nov-00         1341.77     -0.076189558         10470.23      -0.02456514          2904.38      -0.24769858
27-Nov-00         1348.97     -0.071232349         10546.07     -0.017499681          2880.49     -0.253886641
28-Nov-00         1336.09     -0.080100246         10507.58     -0.021085513          2734.98     -0.291577088
29-Nov-00         1341.91     -0.076093168         10629.11     -0.009763451          2706.93     -0.298842685
30-Nov-00         1314.95     -0.094655164         10414.49     -0.029758029          2597.93     -0.327076199
01-Dec-00         1315.23     -0.094462384         10373.54     -0.033573041          2645.29     -0.314808867
04-Dec-00         1324.97     -0.087756381          10560.1     -0.016192608          2615.75     -0.322460408
05-Dec-00         1376.54     -0.052250367         10898.72      0.015354144           2889.8     -0.251475136
06-Dec-00         1351.46      -0.06951798         10664.38     -0.006477602           2796.5     -0.275641989
07-Dec-00         1343.55     -0.074964026         10617.36     -0.010858112          2752.66      -0.28699756
08-Dec-00         1369.89     -0.056828901         10712.91     -0.001956417          2917.43     -0.244318329
11-Dec-00          1380.2     -0.049730452          10725.8     -0.000755549           3015.1     -0.219019546
12-Dec-00         1371.18     -0.055940734         10768.27       0.00320107          2931.77     -0.240603938
13-Dec-00         1359.99     -0.063645064         10794.44      0.005639138          2822.77     -0.268837453
14-Dec-00         1340.93     -0.076767899         10674.99     -0.005489146          2728.51     -0.293252967
15-Dec-00         1312.15     -0.096582968         10434.96     -0.027850988          2653.27     -0.312741863
18-Dec-00         1322.74     -0.089291739         10645.42     -0.008243967          2624.52     -0.320188776
19-Dec-00          1305.6     -0.101092652         10584.37      -0.01393155          2511.71     -0.349409168
20-Dec-00         1264.74     -0.129224816         10318.93     -0.038660656          2332.78     -0.395756166
21-Dec-00         1274.86     -0.122257183         10487.29     -0.022975784          2340.12     -0.393854937
22-Dec-00         1305.97     -0.100837906         10635.56     -0.009162551          2517.02     -0.348033756
26-Dec-00         1315.19     -0.094489924         10692.44     -0.003863457          2493.52     -0.354120798
27-Dec-00         1328.92       -0.0850368         10803.16      0.006451517          2539.35     -0.342249771
28-Dec-00         1334.22     -0.081387743         10868.76       0.01256299          2557.76     -0.337481156
29-Dec-00         1320.28     -0.090985452         10786.85      0.004932033          2470.52     -0.360078329
02-Jan-01         1283.27     -0.116466887         10646.15     -0.008175958          2291.86      -0.40635539
03-Jan-01         1347.56     -0.072203135         10945.75      0.019735586          2616.69     -0.322216927
04-Jan-01         1333.34     -0.081993624         10912.41      0.016629541          2566.83     -0.335131817
05-Jan-01         1298.35     -0.106084286         10662.01     -0.006698398          2407.65     -0.376363109
08-Jan-01         1295.86     -0.107798655         10621.35     -0.010486393          2395.92     -0.379401449
09-Jan-01          1300.8     -0.104397458         10572.55     -0.015032733           2441.3     -0.367646983
10-Jan-01         1313.27     -0.095811846         10604.27     -0.012077612          2524.18     -0.346179151
11-Jan-01         1326.82     -0.086482653         10609.55     -0.011585713          2640.57     -0.316031456
12-Jan-01         1318.32     -0.092334915         10525.38     -0.019427217           2626.5      -0.31967591
16-Jan-01         1326.65     -0.086599698         10652.66     -0.007569469          2618.55     -0.321735144
17-Jan-01         1329.47     -0.084658125         10584.34     -0.013934345          2682.78     -0.305098092
18-Jan-01         1347.97      -0.07192085         10678.28     -0.005182641          2768.49     -0.282897225
19-Jan-01         1342.55     -0.075652527         10587.59     -0.013631566          2770.38     -0.282407671
22-Jan-01          1342.9     -0.075411552         10578.24     -0.014502637          2757.91     -0.285637689
23-Jan-01          1360.4     -0.063362778         10649.81     -0.007834983          2840.39     -0.264273466
24-Jan-01          1364.3     -0.060677623         10646.97     -0.008099565          2859.15     -0.259414193
25-Jan-01         1357.51     -0.065352547         10729.52     -0.000408984          2754.28     -0.286577943
26-Jan-01         1354.95     -0.067115111         10659.98     -0.006887518           2781.3     -0.279579139
29-Jan-01         1364.17     -0.060767128         10702.19     -0.002955121          2838.34     -0.264804463
30-Jan-01         1373.73     -0.054185055          10881.2      0.013721934          2838.35     -0.264801873
31-Jan-01         1366.01     -0.059500286         10887.36      0.014295816          2772.73     -0.281798967
01-Feb-01         1373.47     -0.054364066         10983.63      0.023264589          2782.79     -0.279193195
02-Feb-01         1349.47     -0.070888098          10864.1      0.012128851           2660.5     -0.310869126
05-Feb-01         1354.31     -0.067555751         10965.85      0.021608156          2643.21     -0.315347635
06-Feb-01         1352.26     -0.068967179         10957.42      0.020822794          2664.49     -0.309835624
07-Feb-01         1340.89     -0.076795439         10946.72      0.019825953          2607.82     -0.324514461
08-Feb-01         1332.53     -0.082551311         10880.55      0.013661378          2562.06     -0.336367357
09-Feb-01         1314.76     -0.094785979         10781.45      0.004428955          2470.97     -0.359961768
12-Feb-01         1330.31     -0.084079784         10946.77      0.019830612          2489.66     -0.355120627
13-Feb-01          1318.8     -0.092004434         10903.32      0.015782692          2427.72     -0.371164516
14-Feb-01         1315.92     -0.093987318         10795.41      0.005729506           2491.4     -0.354669927
15-Feb-01         1326.61     -0.086627238         10891.02      0.014636791          2552.91     -0.338737418
16-Feb-01         1301.53     -0.103894852         10799.82      0.006140353          2425.38      -0.37177063
20-Feb-01         1278.94     -0.119448097         10730.88     -0.000282283          2318.35     -0.399493869
21-Feb-01         1255.27     -0.135744924         10526.58     -0.019315422          2268.94     -0.412292199
22-Feb-01         1252.82     -0.137431752         10526.81     -0.019293994          2244.96     -0.418503572
23-Feb-01         1245.86     -0.142223722          10441.9     -0.027204439          2262.51     -0.413957717
26-Feb-01         1267.65     -0.127221277         10642.53     -0.008513207           2308.5     -0.402045246
27-Feb-01         1257.94     -0.133906625         10636.88     -0.009039576          2207.82     -0.428123689
28-Feb-01         1239.94      -0.14629965         10495.28     -0.022231414          2151.83      -0.44262639
01-Mar-01         1241.23     -0.145411483         10450.14     -0.026436778          2183.37     -0.434456803
02-Mar-01         1234.18     -0.150265417         10466.31     -0.024930338          2117.63     -0.451484979
05-Mar-01         1241.41     -0.145287553          10562.3      -0.01598765          2142.92     -0.444934286
06-Mar-01          1253.8     -0.136757021         10591.22     -0.013293385          2204.43     -0.429001777
07-Mar-01         1261.89     -0.131187045          10729.6     -0.000401531          2223.92     -0.423953417
08-Mar-01         1264.74     -0.129224816         10858.25       0.01158385          2168.73       -0.4382489
09-Mar-01         1233.42     -0.150788678         10644.62     -0.008318497          2052.78     -0.468282625
12-Mar-01         1180.16      -0.18745826         10208.25     -0.048971903          1923.38      -0.50180021
13-Mar-01         1197.66     -0.175409486          10290.8     -0.041281322          2014.78     -0.478125502
14-Mar-01         1166.71     -0.196718603          9973.46     -0.070845573          1972.09     -0.489183197
15-Mar-01         1173.56     -0.192002368         10031.28     -0.065458905          1940.71     -0.497311341
16-Mar-01         1150.53     -0.207858554          9823.41     -0.084824635          1890.91     -0.510210689
19-Mar-01         1170.81     -0.193895747          9959.11     -0.072182457          1951.18     -0.494599369
20-Mar-01         1142.62       -0.2133046          9720.76     -0.094387786          1857.44     -0.518880191
21-Mar-01         1122.14     -0.227405107             9487     -0.116165498          1830.23     -0.525928209
22-Mar-01         1117.58     -0.230544673          9389.48     -0.125250724           1897.7     -0.508451923
23-Mar-01         1139.83     -0.215225519          9504.78     -0.114509065          1928.68     -0.500427388
26-Mar-01         1152.69     -0.206371391          9687.53     -0.097483582          1918.49     -0.503066833
27-Mar-01         1182.17     -0.186074372          9947.54      -0.07326035          1972.26     -0.489139163
28-Mar-01         1153.29     -0.205958291          9785.35     -0.088370407          1854.13     -0.519737558
29-Mar-01         1147.95     -0.209634888          9799.06     -0.087093147          1820.57     -0.528430372
30-Mar-01         1160.33     -0.201111241          9878.78     -0.079666217          1840.26     -0.523330208
02-Apr-01         1145.87     -0.211066971          9777.93     -0.089061675          1782.97     -0.538169639
03-Apr-01         1106.46     -0.238200808          9485.71     -0.116285678             1673     -0.566654406
04-Apr-01         1103.25     -0.240410898          9515.42     -0.113517814           1638.8     -0.575512995
05-Apr-01         1151.44     -0.207232018          9918.05     -0.076007718             1785     -0.537643823
06-Apr-01         1128.43     -0.223074434          9791.09     -0.087835654          1720.36     -0.554387074
09-Apr-01         1137.59     -0.216767762          9845.15     -0.082799278          1745.71     -0.547820839
10-Apr-01         1168.38     -0.195568805         10102.74     -0.058801499          1852.03     -0.520281506
11-Apr-01         1165.89     -0.197283174         10013.47     -0.067118133          1898.95     -0.508128144
12-Apr-01          1183.5     -0.185158665         10126.94     -0.056546962          1961.43     -0.491944383
16-Apr-01         1179.68      -0.18778874         10158.56     -0.053601157          1909.57     -0.505377319
17-Apr-01         1191.81     -0.179437219         10216.73     -0.048181883          1923.22     -0.501841654
18-Apr-01         1238.16     -0.147525182         10615.83     -0.011000651          2079.44      -0.46137707
19-Apr-01          1253.7     -0.136825871         10693.71      -0.00374514          2182.14     -0.434775401
20-Apr-01         1242.98     -0.144206605         10579.85     -0.014352645          2163.41     -0.439626903
23-Apr-01         1224.36       -0.1570265         10532.23     -0.018789053          2059.32     -0.466588614
24-Apr-01         1209.47     -0.167278285         10454.34     -0.026045495          2016.61      -0.47765149
25-Apr-01         1228.75      -0.15400398          10625.2     -0.010127717           2059.8     -0.466464283
26-Apr-01         1234.52     -0.150031327         10692.35     -0.003871842          2034.88     -0.472919138
27-Apr-01         1253.05     -0.137273397         10810.05      0.007093408          2075.68     -0.462350997
30-Apr-01         1249.46     -0.139745117         10734.97      9.87525E-05          2116.24     -0.451845021

The graph is intended to show stock market performance, as reflected in the price returns of the Nasdaq, S&P 500 and Dow indexes, and does not illustrate the past or future performance of any Franklin Strategic Series Fund.

BULL OR BEAR?

The slowing economy had a profound effect on corporate profits, causing equity markets to wilt under a barrage of corporate earnings disappointments. During the latter half of 2000, gloomy corporate profit warnings and evidence of an economic slowdown took bites out of the markets as they began a long descent from all-time highs reached just a few months earlier. By March 2001, the cumulative effect of months of bad news seemed to overwhelm investors, sending them to the exits.

As a result, the major indexes tumbled into bear markets, defined as a prolonged decline of 20% or more. The technology-heavy Nasdaq Composite Index (Nasdaq(R)) plummeted as technology, Internet and telecommunication stocks sold off substantially and scores of Internet companies scaled back dramatically or collapsed. The broader Standard & Poor's 500(R) Composite Index (S&P 500(R)) entered bear territory for the first time since 1987, and the Dow Jones(R) Industrial Average (the Dow) saw some of its steepest weekly declines since 1989, damaging the
2
perceived safety of blue chip stocks. A rally ensued in April as that month's surprise Fed rate cut came amid signs of slightly revived economic activity, boosting investor optimism. But overall declines could not be overshadowed. For the year ended April 30, 2001, the Nasdaq returned -44.73%, the S&P 500 -12.97% and the Dow eked out a 1.45% gain.(1)

Continuing a trend that began in March 2000, many investors returned to a more value-oriented investment style rather than the growth-at-any-price, momentum investing that dominated the latter half of the 1990s. Thus, while most former favorites among technology and Internet-related stocks saw dramatic declines during the year under review, many smaller, value-oriented stocks performed better than the indexes indicated. In fact, more than 60% of stocks on the New York Stock Exchange actually increased in value over the 12-month period.(2) Bonds, likewise, performed relatively well, driven by lower interest rates and heightened stock market volatility, and the 10-year Treasury note posted a total return of 10.57% for the period.

WEATHERING THE STORM

There's nothing like market volatility to clarify an investor's risk tolerance. But, mostly, people have questions. Has the market hit bottom? Will a drop in interest rates reinvigorate stocks? What's going to happen next?


1. Source: Standard & Poor's Micropal. The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S.-based common stocks listed on The Nasdaq Stock Market(R). The index is market value-weighted and includes over 4,000 companies. The S&P 500 Composite Index consists of 500 domestic stocks, comprising four broad sectors: industrials, utilities, financials and transportation. The S&P 500 serves as the standard for measuring large-cap U.S. stock market performance. Since some industries are characterized by companies of relatively small stock capitalizations, the index is not composed of the 500 largest, publicly traded U.S. companies. The Dow Jones Industrial Average is a price-weighted index based on the average market price of 30 blue chip stocks. The average is found by adding the prices of the 30 stocks and dividing by a denominator that has been adjusted for stock splits, stock dividends and substitutions of stocks.

2. Source: Standard & Poor's COMPUSTAT(R), April 2001.

"Professional advice can make a difference."

The answer to all of these questions is the same: Nobody knows for sure. Although the market swings of the past year can be unsettling, it is important to remember that securities markets always have been -- and always will be -- subject to volatility. Speculative investors who are trying to spot the market bottom now are the same people who were trying to spot the market top a year ago. Only a handful succeed at this game, and then mostly because of luck. We don't recommend luck as the basis for an investment strategy. We believe a long-term plan including diversification is in order. Combine that plan with some discipline and you have a solid formula for success.

Professional advice can make a difference. Stock markets go through natural cycles, and when there is a general decline, no one with equity holdings is immune from the effect. But we firmly believe that most people benefit from the advice of a financial professional, and that advice is never more valuable than during a volatile market. For that reason, we urge you to consult your investment representative, focus on your long-term goals rather than short-term market ups and downs, and diversify your investments.

As you already know, the mutual funds in this report offer a level of diversification almost impossible for individual investors to achieve on their own. Although each Fund has a distinct investment goal, all of Franklin Templeton's management teams are dedicated to providing shareholders with a careful selection of securities, diversification and constant professional supervision. For specific information about each Fund, please refer to the Fund reports following this letter.

As always, we appreciate your support, welcome your comments and questions, and look forward to serving your future investment needs.

Sincerely,



/s/ Rupert H. Johnson, Jr.

Rupert H. Johnson, Jr.
President
Franklin Strategic Series

FUND CATEGORY

[PYRAMID GRAPHIC]



FRANKLIN BIOTECHNOLOGY DISCOVERY FUND


--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Biotechnology Discovery Fund seeks capital appreciation by investing primarily in equity securities of biotechnology companies and discovery research firms located in the U.S. and other countries.
--------------------------------------------------------------------------------

This annual report for Franklin Biotechnology Discovery Fund covers the period ended April 30, 2001 -- an extremely frustrating time for biotechnology investors. Over the 12-month reporting period, biotechnology stocks became increasingly affected by broad market swings, despite their detachment from overall market fundamentals. Because biotechnology companies discover, develop and sell biopharmaceuticals to very sick people, interest rates, economic weakness and declining consumer confidence do not influence demand for their products. Thus, the U.S. economy's recent deterioration did not affect biotechnology companies' fundamentals.

Within this environment, Franklin Biotechnology Discovery Fund - Class A posted a -4.14% cumulative total return for the 12 months ended April 30, 2001, as shown in the Performance Summary beginning on page 10. The Nasdaq Biotechnology Index, one of the Fund's benchmarks, returned -4.28% during the same time. We feel these negative returns do not reflect the sector's positive outlook but rather investor distaste for all equities caused by numerous earnings disappointments and a worsening outlook for technology and other sectors. Despite the

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 45.

PORTFOLIO BREAKDOWN
Franklin Biotechnology Discovery Fund
Based on Total Net Assets
4/30/01

[Pie Chart]

Biotechnology                                                             72.2%
Medical Specialist                                                         8.7%
Other Pharmaceuticals                                                      5.9%
Electronic Equipment & Instruments                                         1.7%
Other                                                                      1.1%
Short-Term Investments & Other Net Assets                                 10.4%


sector's negative return, it did outperform the Nasdaq Composite Index, which returned -44.73% during the period. This highlights the defensive nature of even the most aggressive health care stocks. The Standard & Poor's 500 Composite Index, the Fund's broad benchmark, posted a -12.97% total return.(1)

Fundamentals of many biotechnology companies remained strong during the year under review. One factor contributing to this strength was the progress made on the Human Genome Project and its published report in the magazines Science and Nature in February 2001. This government-sponsored project is dedicated to the identification of all the genes in human DNA, with important implications for new drug development since it will result in an explosion of new genomics-based treatments. Another factor was Amgen's winning a controversial court battle against Transkaryotic Therapies. This decision essentially protects patents on naturally occurring proteins and strengthens the industry's intellectual property position.

Amgen, a core holding, was one of the Fund's largest positions during the reporting period. Amgen, the largest biotechnology company, has what we believe is one of the industry's best management teams. The company is on the front end of a strong, new product cycle, and we anticipate the FDA soon will grant approval for distribution of its anemia-fighting drug, Aranesp(TM). In addition, Amgen expects to launch three other products in the




1.Standard & Poor's Micropal. The unmanaged Nasdaq Biotechnology Index is a capitalization-weighted index designed to measure the performance of all Nasdaq stocks in the biotechnology sector. The index was developed with a base value of 200 as of 11/1/93. Prior to 10/1/98, the index's returns are based on price appreciation; after 10/1/98, returns include reinvested dividends. The unmanaged Nasdaq Composite Index measures all Nasdaq domestic and non-U.S.-based common stocks listed on The Nasdaq Stock Market. The index is market value-weighted and includes over 4,000 companies. The unmanaged S&P 500 Composite Index consists of 500 domestic stocks, comprising four broad sectors: industrials, utilities, financials and transportation. The S&P 500 serves as the standard for measuring large-cap U.S. stock market performance. Since some industries are characterized by companies of relatively small stock capitalizations, the index is not composed of the 500 largest, publicly traded U.S. companies. The indexes include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

TOP 10 EQUITY HOLDINGS
Franklin Biotechnology
Discovery Fund 4/30/01

COMPANY                                                              % OF TOTAL
INDUSTRY                                                             NET ASSETS
--------------------------------------------------------------------------------
Amgen Inc.                                                             8.0%
Biotechnology

COR Therapeutics Inc.                                                  4.7%
Biotechnology

Gilead Sciences Inc.                                                   4.5%
Biotechnology

Inhale Therapeutic
Systems Inc.                                                           4.4%
Medical Specialties

Genentech Inc.                                                         3.9%
Biotechnology

Genzyme Corp. -
General Division                                                       3.9%
Biotechnology

Aviron                                                                 3.6%
Other Pharmaceuticals

Invitrogen Corp.                                                       3.5%
Biotechnology

MedImmune Inc.                                                         3.4%
Biotechnology

Biogen Inc.                                                            3.4%
Biotechnology


next 18 months. Genzyme - General, another core position, was one of the Fund's top 10 holdings. Genzyme, one of the oldest biotechnology companies, benefited from its recent acquisition of GelTex Pharmaceuticals. GelTex's lead compound Renagel(R) contributed to Genzyme's accelerated growth during the period. Furthermore, the company has an extensive product pipeline for rare genetic disorders.

We are optimistic about the biotechnology sector's fundamentals. We expect several exciting new product launches in the coming months and more than 60 products to be approved in the next one to two years. This, in addition to favorable clinical data to be presented at upcoming scientific meetings, should fuel further investment into the sector. Long-term, we feel that biotechnology is poised to benefit from the increasing number of novel therapeutics coming out of the pipeline as well as the country's aging population. Our goal, as always, is to provide superior returns to our shareholders. Consistent with that goal, we closed the Fund to new investors (except retirement accounts) to preserve the Fund's liquidity and focus on long-term investments. Looking forward, we will continue our bottom-up approach to investing in promising companies with new technologies we feel are attractively valued in the market.

We appreciate your participation in Franklin Biotechnology Discovery Fund and look forward to serving your investment needs in the years to come.


/s/ Evan McCulloch

Evan McCulloch
Portfolio Manager
Franklin Biotechnology Discovery Fund


This discussion reflects our views, opinions and portfolio holdings as of April 30, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy. There are, of course, special risks involved with investing in a non-diversified fund concentrating its investments in a single industry. These risks, which include increased susceptibility to adverse economic, political, social and regulatory developments, are further outlined in the Fund's prospectus.

FRANKLIN BIOTECHNOLOGY
DISCOVERY FUND

--------------------------------------------------------------------------------
Class A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Past expense reductions by the Fund's manager increased the Fund's total returns. Without these reductions, the Fund's total returns would have been lower.
--------------------------------------------------------------------------------

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include the sales charge.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, maximum sales charge.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, maximum sales charge.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

--------------------------------------------------------------------------------
Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY AS OF 4/30/01

Distributions and returns will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of the Fund's operating expenses. All total returns include reinvested distributions at net asset value.

PRICE AND DISTRIBUTION INFORMATION

CLASS A                                CHANGE      4/30/01      4/30/00
-------------------------------------------------------------------------
NET ASSET VALUE (NAV)                  -$2.65       $57.78      $60.43
DISTRIBUTIONS (5/1/00 - 4/30/01)
LONG-TERM CAPITAL GAIN                 $0.1884




PERFORMANCE

                                                               INCEPTION
CLASS A                                  1-YEAR     3-YEAR     (9/15/97)
--------------------------------------------------------------------------
CUMULATIVE TOTAL RETURN(1)                -4.14%   +119.65%      +136.73%
AVERAGE ANNUAL TOTAL RETURN(2)            -9.65%    +27.45%       +24.80%
VALUE OF $10,000 INVESTMENT(3)           $9,035     $20,702       $22,307
AVG. ANN. TOTAL RETURN (3/31/01)(4)      -33.71%    +23.73%       +20.10%


Franklin Biotechnology Discovery Fund paid distributions derived from long-term capital gains of 18.84 cents ($0.1884) per share in December 2000. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852 (b)(3).

For updated performance figures, see "Prices and Performance" at franklintempleton.com. or call Franklin Templeton Investments at 1-800/342-5236.

TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvested dividends. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index. We are replacing the Amex Biotechnology Index with the Nasdaq Biotechnology Index because the Nasdaq Biotechnology Index more accurately reflects the Fund's composition.

CLASS A (9/15/97-4/30/01)
(Graph)

    Date            Franklin Biotechnology        S&P 500        AMEX Biotechnology     Nasdaq Biotechnology
                   Discovery Fund - Class A        Index              Index                     Index

 09/15/1997                 $9,423                $10,000            $10,000                   $10,000
 09/30/1997                $10,019                $10,274            $10,786                   $10,472
 10/31/1997                 $9,668                $9,931             $10,327                    $9,841
 11/30/1997                 $9,514                $10,391            $10,151                    $9,595
 12/31/1997                 $8,774                $10,569             $9,948                    $9,279
 01/31/1998                 $9,121                $10,687             $9,626                    $9,247
 02/28/1998                 $9,665                $11,457             $9,842                    $9,641
 03/31/1998                 $9,514                $12,044            $10,660                   $10,362
 04/30/1998                $10,156                $12,165            $10,700                   $10,129
 05/31/1998                 $9,843                $11,956             $9,873                    $9,775
 06/30/1998                 $8,932                $12,442             $8,991                    $9,711
 07/31/1998                 $8,592                $12,308             $8,436                   $10,005
 08/31/1998                 $6,678                $10,529             $6,441                    $7,806
 09/30/1998                 $7,988                $11,204             $8,536                    $9,750
 10/31/1998                 $8,660                $12,114            $10,031                   $10,564
 11/30/1998                 $9,189                $12,849            $10,026                   $10,931
 12/31/1998                 $9,715                $13,589            $11,316                   $13,388
 01/31/1999                $10,195                $14,157            $11,991                   $14,757
 02/28/1999                 $9,365                $13,716            $10,826                   $13,893
 03/31/1999                 $9,200                $14,265            $11,415                   $15,255
 04/30/1999                 $8,992                $14,817            $11,674                   $13,917
 05/31/1999                 $9,061                $14,467            $12,275                   $14,989
 06/30/1999                 $9,957                $15,270            $13,141                   $15,530
 07/31/1999                $11,053                $14,794            $15,292                   $17,537
 08/31/1999                $12,064                $14,720            $16,404                   $19,240
 09/30/1999                $11,918                $14,317            $15,436                   $18,047
 10/31/1999                $12,148                $15,223            $16,054                   $18,354
 11/30/1999                $13,728                $15,532            $17,581                   $20,728
 12/31/1999                $19,227                $16,447            $23,907                   $27,000
 01/31/2000                $23,031                $15,621            $26,440                   $31,103
 02/29/2000                $35,831                $15,326            $43,444                   $45,204
 03/31/2000                $27,186                $16,825            $30,955                   $33,566
 04/30/2000                $23,270                $16,318            $30,523                   $29,173
 05/31/2000                $22,165                $15,984            $29,914                   $28,359
 06/30/2000                $31,095                $16,377            $40,401                   $37,258
 07/31/2000                $28,981                $16,121            $36,969                   $34,403
 08/31/2000                $34,969                $17,123            $47,550                   $41,736
 09/30/2000                $35,739                $16,219            $47,728                   $40,272
 10/31/2000                $32,238                $16,150            $44,956                   $36,996
 11/30/2000                $26,578                $14,878            $36,421                   $32,117
 12/31/2000                $28,183                $14,951            $39,612                   $33,209
 01/31/2001                $26,091                $15,481            $38,545                   $31,927
 02/28/2001                $23,767                $14,070            $36,472                   $29,468
 03/31/2001                $19,122                $13,178            $29,175                   $23,474
 04/30/2001                $22,307                $14,201            $34,958                   $27,925



5. Source: Standard & Poor's Micropal, American Stock Exchange. The S&P 500 Composite Index consists of 500 domestic stocks, comprising four broad sectors: industrials, utilities, financials and transportation. The S&P 500 serves as the standard for measuring large-cap U.S. stock market performance. Since some industries are characterized by companies of relatively small stock capitalizations, the index is not composed of the 500 largest, publicly traded U.S. companies. The Amex Biotechnology Index is an equal dollar-weighted index designed to measure the performance of a cross section of companies in the biotechnology industry that are primarily involved in the use of biological processes to develop products or provide services. The Nasdaq Biotechnology Index is a capitalization-weighted index designed to measure the performance of all Nasdaq stocks in the biotechnology sector. The index was developed with a base value of 200 as of 11/1/93. Prior to 10/1/98, the index's returns are based on price appreciation; after 10/1/98, returns include reinvested dividends.


Past performance does not guarantee future results.

FUND CATEGORY
[PYRAMID GRAPHIC]

FRANKLIN GLOBAL
COMMUNICATIONS FUND

--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Global Communications Fund seeks capital appreciation and current income by investing in equity securities of companies that are primarily engaged in providing communications services and communications equipment.
--------------------------------------------------------------------------------

This annual report for Franklin Global Communications Fund covers the period ended April 30, 2001. During the year under review, global economic weakness affected many industries as reduced commercial and consumer demand lowered earnings visibility. Many central banks responded to this downturn by lowering interest rates to increase liquidity and pave the way for future growth.

The communications sector was exceptionally hard hit by the worldwide slowdown, as evidenced by the -60.19% 12-month total return in the Nasdaq Telecommunications Index, compared with a -44.73% total return for the broader Nasdaq Composite Index.(1) The sector went through the equivalent of its awkward teenage years as we saw poor execution by a few companies while others entered the latter stages of building their networks.

1. Source: Standard & Poor's Micropal. The unmanaged Nasdaq Telecommunications Index is a capitalization-weighted index designed to measure the performance of all Nasdaq stocks in the telecommunications sector. The unmanaged Nasdaq Composite Index measures all Nasdaq domestic and non-U.S.-based common stocks listed on The Nasdaq Stock Market. The index is market value-weighted and includes over 4,000 companies. The indexes include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 51.

Consequently, investor sentiment turned from excessively optimistic to excessively pessimistic as investors began to question, rightfully in some cases, the growth rates of many communications companies. As investors readjusted their expectations for these stocks, capital flowed out of the sector. This is especially important because the sector is capital intensive. Funding reductions from the debt and equity markets brought into question whether many emerging operators would be able to complete their business plans.

Within this challenging environment, Franklin Global Communications Fund - Class A produced a -39.49% cumulative total return for the 12 months ended April 30, 2001, as shown in the Performance Summary beginning on page 16. During the same time, the broader Standard & Poor's 500 (S&P 500) Composite Index returned -12.97%.(2)

The Fund was able to maintain strong relative performance within its peer group through its extensive holdings in incumbent service providers such as BellSouth and Alltel. These companies have strong cash flows and do not rely on the capital markets for funding. As the closing of capital markets weakened such emerging players as competitive local exchange carriers (CLECs), the incumbents benefited through decreased competition.

Throughout the reporting period, we continued to maintain a well-diversified portfolio as we aimed to provide investors with broad exposure to the communications sector. We increased our holdings in large incumbent service providers as some of

2. Source: Standard & Poor's Micropal. The unmanaged S&P 500 Composite Index consists of 500 domestic stocks, comprising four broad sectors: industrials, utilities, financials and transportation. The S&P 500 serves as the standard for measuring large-cap U.S. stock market performance. Since some industries are characterized by companies of relatively small stock capitalizations, the index is not composed of the 500 largest, publicly traded U.S. companies. The index includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

TOP 10 EQUITY HOLDINGS
Franklin Global
Communications Fund
4/30/01

COMPANY                   % OF TOTAL
INDUSTRY                  NET ASSETS
-------------------------------------
Clear Channel
Communications Inc.             2.6%
Broadcasting

Leap Wireless
International Inc.              2.4%
Wireless Communications

Alltel Corp.                    2.4%
Major Telecommunications

AT&T Corp.                      2.3%
Major Telecommunications

BellSouth Corp.                 2.2%
Major Telecommunications

Western Wireless Corp.,A        2.2%
Wireless Communications

EchoStar
Communications Corp., A         2.1%
Cable & Satellite TV

Vodafone Group PLC, ADR         2.0%
Wireless Communications

Motorola Inc.                   2.0%
Telecommunications
Equipment

Centurytel Inc.                 2.0%
Specialty Communications

PORTFOLIO BREAKDOWN
Franklin Global Communications Fund
Based on Total Net Assets
4/30/01

Major Telecommunications                 21.5%
Wireless Communications                  17.7%
Telecommunications Equipment             12.3%
Specialty Telecommunications              9.6%
Cable & Satellite TV                      5.5%
Broadcasting                              5.5%
Electronic Equipment & Instruments        3.9%
Semiconductors                            3.8%
Internet Software & Services              2.0%
Media Conglomerates                       1.8%
Other Industries                          6.0%
Short-Term Investments &
Other Net Assets                         10.4%


these companies' stocks discounted extremely negative fundamentals and bearish investor sentiment. In addition, the values of European incumbent providers' shares were decimated, and we sought to take advantage of this opportunity by establishing positions in British Telecommunications and France Telecom. Although these companies certainly have their share of challenges, they are also positioned to benefit from large customer bases and robust international telecommunications networks. We added Nippon Telegraph & Telephone (NTT) of Japan to the portfolio for similar reasons during the period. NTT's stock traded at an extremely depressed valuation despite the limited progress made by the company's competitors over the past several years. We also looked for opportunities to exit positions when we believed these stocks offered limited appreciation potential. Two examples of stocks that we sold during the Fund's fiscal year were Comverse Technology and Juniper Networks. Based on our analysis, both companies were unlikely to meet investors' expectations.

Looking forward, we remain optimistic about the communication sector's fundamentals despite recent market gyrations. We intend to maintain an independent view of the sector and attempt to take advantage of opportunities as they present themselves. We are committed to the continued use of fundamental research to identify such companies for our shareholders.

Thank you for investing in Franklin Global Communications Fund. We welcome your questions and comments and look forward to serving you in the future.


/s/ Alex W. Peters
-----------------------------------
Alex W. Peters
Portfolio Manager
Franklin Global Communications Fund

--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of April 30, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy. There are, of course, special risks involved with investing globally in a non-diversified fund concentrating its investments in a single industry. These risks, which include currency fluctuations and increased susceptibility to adverse economic, political, social and regulatory developments, are further discussed in the Fund's prospectus.
--------------------------------------------------------------------------------

FRANKLIN GLOBAL
COMMUNICATIONS FUND



CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Past expense reductions by the Fund's manager increased the Fund's total returns. Without these reductions, the Fund's total returns would have been lower.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

PERFORMANCE SUMMARY AS OF 4/30/01

Distributions and returns will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. All total returns include reinvested distributions at net asset value.

PRICE AND DISTRIBUTION INFORMATION

CLASS A                              CHANGE         4/30/01   4/30/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                -$9.28         $10.70    $19.98
DISTRIBUTIONS (5/1/00-4/30/01)
Dividend Income                      $0.0370
Short-Term Capital Gain              $0.8682
Long-Term Capital Gain               $0.8099
                                     -------
        Total                        $1.7151



CLASS B                              CHANGE         4/30/01   4/30/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                -$9.29         $10.50    $19.79
DISTRIBUTIONS (5/1/00-4/30/01)
Dividend Income                      $0.0364
Short-Term Capital Gain              $0.8682
Long-Term Capital Gain               $0.8099
                                     -------
        Total                        $1.7145


CLASS C                              CHANGE         4/30/01   4/30/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                -$9.26         $10.53    $19.79
DISTRIBUTIONS (5/1/00-4/30/01)
Short-Term Capital Gain              $0.8682
Long-Term Capital Gain               $0.8099
                                     --------
        Total                        $1.6781


Franklin Global Communications Fund paid distributions derived from long-term capital gains of 80.99 cents ($0.8099) per share in December 2000. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852 (b)(3).

PERFORMANCE


                                                                       INCEPTION
CLASS A                                         1-YEAR   5-YEAR         (7/2/92)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                      -39.49%  +35.32%        +125.73%
Average Annual Total Return(2)                  -42.97%   +4.99%          +8.93%
Value of $10,000 Investment(3)                   $5,703   $12,755        $21,275
Avg. Ann. Total Return (3/31/01)(4)             -55.08%   +2.91%          +7.58%



                                                                       INCEPTION
CLASS B                                                 1-YEAR          (1/1/99)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                                -39.94%        -11.48%
Average Annual Total Return(2)                            -42.06%         -6.02%
Value of $10,000 Investment(3)                            $5,794         $8,653
Avg. Ann. Total Return (3/31/01)(4)                       -54.38%        -10.95%



                                                                       INCEPTION
CLASS C                                        1-YEAR   5-YEAR          (5/1/95)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                       -39.93%  +30.47%        +60.64%
Average Annual Total Return(2)                   -41.06%   +5.26%         +8.04%
Value of $10,000 Investment(3)                   $5,894   $12,919        $15,907
Avg. Ann. Total Return (3/31/01)(4)              -53.60%   +3.17%         +6.06%


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

--------------------------------------------------------------------------------
Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.

Past performance does not guarantee future results.

FRANKLIN GLOBAL
COMMUNICATIONS FUND


AVERAGE ANNUAL TOTAL RETURN
CLASS A                  4/30/01
--------------------------------
1-Year                   -42.97%

5-Year                    +4.99%

Since Inception (7/2/92)  +8.93%

AVERAGE ANNUAL TOTAL RETURN
CLASS B                  4/30/01
--------------------------------
1-Year                   -42.06%

Since Inception (1/1/99)  -6.02%


TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvested dividends. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.

CLASS A (7/2/92-4/30/01)
[Line graph]


      Date        Franklin Global          S&P 500
                  Communications-          Composite
                  Class A                  Index

   07/02/1992            $9,425            $10,000
   07/31/1992            $9,510            $10,383
   08/31/1992            $9,491            $10,170
   09/30/1992            $9,453            $10,289
   10/31/1992            $9,529            $10,324
   11/30/1992            $9,680            $10,675
   12/31/1992            $9,943            $10,806
   01/31/1993            $10,124           $10,897
   02/28/1993            $10,506           $11,045
   03/31/1993            $10,764           $11,278
   04/30/1993            $10,840           $11,006
   05/31/1993            $10,964           $11,299
   06/30/1993            $11,134           $11,332
   07/31/1993            $11,357           $11,287
   08/31/1993            $12,083           $11,715
   09/30/1993            $12,209           $11,624
   10/31/1993            $12,780           $11,865
   11/30/1993            $12,296           $11,752
   12/31/1993            $13,068           $11,895
   01/31/1994            $13,284           $12,299
   02/28/1994            $12,588           $11,966
   03/31/1994            $12,195           $11,444
   04/30/1994            $12,362           $11,590
   05/31/1994            $12,362           $11,780
   06/30/1994            $11,881           $11,492
   07/31/1994            $12,413           $11,869
   08/31/1994            $12,700           $12,355
   09/30/1994            $12,516           $12,054
   10/31/1994            $12,618           $12,325
   11/30/1994            $12,137           $11,877
   12/31/1994            $11,919           $12,052
   01/31/1995            $12,180           $12,364
   02/28/1995            $12,284           $12,847
   03/31/1995            $12,420           $13,226
   04/30/1995            $12,754           $13,614
   05/31/1995            $13,473           $14,159
   06/30/1995            $13,409           $14,488
   07/31/1995            $13,676           $14,969
   08/31/1995            $13,505           $15,006
   09/30/1995            $14,147           $15,639
   10/31/1995            $14,169           $15,583
   11/30/1995            $14,639           $16,267
   12/31/1995            $15,193           $16,581
   01/31/1996            $15,480           $17,145
   02/29/1996            $15,502           $17,304
   03/31/1996            $15,469           $17,470
   04/30/1996            $15,722           $17,727
   05/31/1996            $16,030           $18,184
   06/30/1996            $16,306           $18,254
   07/31/1996            $15,646           $17,447
   08/31/1996            $16,116           $17,815
   09/30/1996            $16,328           $18,818
   10/31/1996            $16,741           $19,337
   11/30/1996            $17,378           $20,799
   12/31/1996            $17,474           $20,387
   01/31/1997            $18,371           $21,661
   02/28/1997            $18,285           $21,830
   03/31/1997            $17,622           $20,933
   04/30/1997            $17,757           $22,183
   05/31/1997            $19,083           $23,534
   06/30/1997            $19,782           $24,588
   07/31/1997            $20,380           $26,545
   08/31/1997            $19,445           $25,059
   09/30/1997            $20,778           $26,432
   10/31/1997            $19,919           $25,549
   11/30/1997            $20,915           $26,732
   12/31/1997            $22,185           $27,192
   01/31/1998            $21,933           $27,494
   02/28/1998            $23,068           $29,476
   03/31/1998            $24,764           $30,985
   04/30/1998            $24,330           $31,298
   05/31/1998            $23,377           $30,760
   06/30/1998            $24,105           $32,009
   07/31/1998            $23,709           $31,666
   08/31/1998            $20,139           $27,087
   09/30/1998            $20,986           $28,824
   10/31/1998            $21,748           $31,167
   11/30/1998            $22,312           $33,056
   12/31/1998            $23,622           $34,960
   01/31/1999            $23,622           $36,421
   02/28/1999            $22,713           $35,288
   03/31/1999            $23,399           $36,700
   04/30/1999            $25,307           $38,120
   05/31/1999            $25,591           $37,221
   06/30/1999            $26,936           $39,286
   07/31/1999            $26,951           $38,061
   08/31/1999            $26,557           $37,870
   09/30/1999            $26,648           $36,833
   10/31/1999            $29,177           $39,164
   11/30/1999            $31,584           $39,959
   12/31/1999            $35,810           $42,313
   01/31/2000            $35,898           $40,189
   02/29/2000            $39,682           $39,429
   03/31/2000            $39,752           $43,285
   04/30/2000            $35,159           $41,982
   05/31/2000            $32,696           $41,122
   06/30/2000            $35,757           $42,133
   07/31/2000            $33,399           $41,476
   08/31/2000            $35,230           $44,052
   09/30/2000            $32,449           $41,726
   10/31/2000            $30,953           $41,550
   11/30/2000            $24,513           $38,276
   12/31/2000            $24,198           $38,464
   01/31/2001            $27,479           $39,829
   02/28/2001            $21,753           $36,197
   03/31/2001            $18,949           $33,902
   04/30/2001            $21,275           $36,536

CLASS B (1/1/99-4/30/01)
[Line graph]


      Date          Franklin Global      S&P 500
                    Communications-      Composite
                    Class B              Index

   01/01/1999           $10,000          $10,000
   01/31/1999           $9,994           $10,418
   02/28/1999           $9,602           $10,094
   03/31/1999           $9,886           $10,498
   04/30/1999           $10,682          $10,904
   05/31/1999           $10,802          $10,647
   06/30/1999           $11,355          $11,238
   07/31/1999           $11,355          $10,887
   08/31/1999           $11,182          $10,833
   09/30/1999           $11,214          $10,536
   10/31/1999           $12,271          $11,203
   11/30/1999           $13,277          $11,430
   12/31/1999           $15,044          $12,103
   01/31/2000           $15,074          $11,496
   02/29/2000           $16,646          $11,278
   03/31/2000           $16,668          $12,381
   04/30/2000           $14,739          $12,009
   05/31/2000           $13,704          $11,763
   06/30/2000           $14,970          $12,052
   07/31/2000           $13,972          $11,864
   08/31/2000           $14,731          $12,601
   09/30/2000           $13,562          $11,935
   10/31/2000           $12,929          $11,885
   11/30/2000           $10,233          $10,949
   12/31/2000           $10,100          $11,002
   01/31/2001           $11,457          $11,393
   02/28/2001           $9,063           $10,354
   03/31/2001           $7,883            $9,697
   04/30/2001           $8,653           $10,451

CLASS C (5/1/95 - 4/30/01)

[LINE GRAPH]

      Date        Franklin Global        S&P 500
                  Communications-        Composite
                  Class C                Index(5)

   05/01/1995             $9,902            $10,000
   05/31/1995            $10,504            $10,388
   06/30/1995            $10,449            $10,629
   07/31/1995            $10,641            $10,982
   08/31/1995            $10,507            $11,009
   09/30/1995            $10,991            $11,474
   10/31/1995            $11,008            $11,433
   11/30/1995            $11,358            $11,935
   12/31/1995            $11,825            $12,165
   01/31/1996            $12,030            $12,578
   02/29/1996            $12,039            $12,695
   03/31/1996            $12,004            $12,817
   04/30/1996            $12,193            $13,006
   05/31/1996            $12,424            $13,341
   06/30/1996            $12,628            $13,392
   07/31/1996            $12,116            $12,800
   08/31/1996            $12,472            $13,070
   09/30/1996            $12,619            $13,806
   10/31/1996            $12,932            $14,187
   11/30/1996            $13,409            $15,260
   12/31/1996            $13,480            $14,957
   01/31/1997            $14,155            $15,892
   02/28/1997            $14,089            $16,016
   03/31/1997            $13,566            $15,358
   04/30/1997            $13,661            $16,275
   05/31/1997            $14,678            $17,266
   06/30/1997            $15,221            $18,039
   07/31/1997            $15,663            $19,475
   08/31/1997            $14,942            $18,385
   09/30/1997            $15,951            $19,392
   10/31/1997            $15,278            $18,745
   11/30/1997            $16,038            $19,612
   12/31/1997            $17,000            $19,950
   01/31/1998            $16,806            $20,171
   02/28/1998            $17,658            $21,626
   03/31/1998            $18,952            $22,733
   04/30/1998            $18,607            $22,962
   05/31/1998            $17,863            $22,567
   06/30/1998            $18,403            $23,484
   07/31/1998            $18,089            $23,232
   08/31/1998            $15,358            $19,873
   09/30/1998            $15,997            $21,147
   10/31/1998            $16,561            $22,866
   11/30/1998            $16,983            $24,252
   12/31/1998            $17,980            $25,649
   01/31/1999            $17,957            $26,721
   02/28/1999            $17,250            $25,890
   03/31/1999            $17,764            $26,925
   04/30/1999            $19,200            $27,967
   05/31/1999            $19,417            $27,307
   06/30/1999            $20,406            $28,823
   07/31/1999            $20,406            $27,924
   08/31/1999            $20,106            $27,784
   09/30/1999            $20,152            $27,023
   10/31/1999            $22,058            $28,733
   11/30/1999            $23,871            $29,317
   12/31/1999            $27,045            $31,043
   01/31/2000            $27,098            $29,485
   02/29/2000            $29,922            $28,928
   03/31/2000            $29,962            $31,757
   04/30/2000            $26,483            $30,801
   05/31/2000            $24,596            $30,170
   06/30/2000            $26,898            $30,912
   07/31/2000            $25,104            $30,429
   08/31/2000            $26,469            $32,319
   09/30/2000            $24,368            $30,613
   10/31/2000            $23,231            $30,484
   11/30/2000            $18,387            $28,082
   12/31/2000            $18,128            $28,220
   01/31/2001            $20,575            $29,221
   02/28/2001            $16,285            $26,556
   03/31/2001            $14,170            $24,873
   04/30/2001            $15,907            $26,805


5. Source: Standard & Poor's Micropal. The S&P 500 Composite Index consists of 500 domestic stocks, comprising four broad sectors: industrials, utilities, financials and transportation. The S&P 500 serves as the standard for measuring large-cap U.S. stock market performance. Since some industries are characterized by companies of relatively small stock capitalizations, the index is not composed of the 500 largest, publicly traded U.S. companies.

Past performance does not guarantee future results.


AVERAGE ANNUAL TOTAL RETURN
CLASS C                   4/30/01
----------------------------------
1-Year                    -41.06%

5-Year                     +5.26%

Since Inception (5/1/95)   +8.04%

FUND CATEGORY

[PYRAMID GRAPHIC]

FRANKLIN GLOBAL HEALTH CARE FUND

--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Global Health Care Fund seeks capital appreciation by investing primarily in equity securities of health care companies, including small capitalization companies, located throughout the world.
--------------------------------------------------------------------------------

We are pleased to bring you Franklin Global Health Care Fund's annual report, which covers the period ended April 30, 2001 -- an extremely difficult period for equity investors. During the year under review, economic growth rapidly decelerated, technology stock valuations contracted and earnings estimates shrank. This type of environment highlights the health care industry's defensive nature and its insulation from business cycle gyrations. Health care businesses' revenues and earnings streams remained on their previous upward trajectory and allowed health care stocks to hold up reasonably well despite recent market volatility.

Within this environment, Franklin Global Health Care Fund - Class A produced a +22.00% cumulative total return for the 12-month period ended April 30, 2001, as shown in the Performance Summary beginning on page 24. During the same time, the S&P(R) Health Care Index provided a 9.44% return, the Nasdaq Composite returned -44.73% and the Fund's broad benchmark, the Standard & Poor's 500 (S&P 500) Composite


The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 57.

Index, posted -12.97%.(1) The Lipper Health/Biotech Funds Average, composed of 83 health care and biotechnology mutual funds as of 4/30/01, returned 10.73% for the year under review.(2)

Our largest industry weighting for most of the 12-month period was biotechnology, which represented 22.9% of the Fund's total net assets at period-end. Biotechnology stocks were extremely volatile as swings in technology and other aggressive growth shares affected investors' appetites for these stocks. However, we continued to believe that the biotechnology industry's fundamentals were as solid as ever and seized the opportunity to add to our positions in the strongest companies at more attractive valuations.

Genentech and Gilead Sciences, both headquartered within 10 minutes of our San Mateo, California, headquarters, were among our largest biotechnology positions at period-end. We believe Genentech is the industry's best long-term player due to its excellent management, superior research effort, strong new product pipeline and extensive experience in the cancer area. We are particularly excited about OSI-774, the company's cancer compound, which is about to enter phase III clinical trials. We expect this drug to have a profound impact on cancer treat-

[PIE CHART]

GEOGRAPHIC DISTRIBUTION

Franklin Global Health Care Fund Based on Total Net Assets 4/30/01

U.S. 82.3%
Canada 4.2%
U.K. 1.0%
Other Countries 1.0%
Short-Term Investments & Other Net Assets 11.5%

----------

1. Source: Standard & Poor's Micropal. The unmanaged S&P Health Care Index is a subsector of the Industrial Sector of the S&P 500. It includes all the companies in the health care industry that are in the S&P 500. The unmanaged Nasdaq Composite Index measures all Nasdaq domestic and non-U.S.-based common stocks listed on The Nasdaq Stock Market. The index is market value-weighted and includes over 4,000 companies. The unmanaged S&P 500 Composite Index consists of 500 domestic stocks, comprising four broad sectors: industrials, utilities, financials and transportation. The S&P 500 serves as the standard for measuring large-cap U.S. stock market performance. Since some industries are characterized by companies of relatively small stock capitalizations, the index is not composed of the 500 largest, publicly traded U.S. companies. The indexes include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

2. Source: Lipper Inc. The Lipper calculations do not include sales charges, and past expense reductions by the Fund's manager increased the Fund's total returns. The Fund's performance relative to the average may have been different if such factors had been considered.

PORTFOLIO BREAKDOWN
Franklin Global Health Care Fund
Based on Total Net Assets
4/30/01

[BAR GRAPH]

Biotechnology                                                              22.9%
Major Pharmceuticals                                                       20.6%
Medical Specialties                                                        13.0%
Other Pharmaceuticals                                                      11.5%
Hospital & Nursing Management                                               7.5%
Managed Health Care                                                         4.7%
Genetic Pharmaceuticals                                                     4.7%
Services to the Health Industry                                             3.6%
Short-Term Investments & Other Net-Assets                                  11.5%


ment. Gilead has four products on the market, but we have our eye on Tenofovir, the company's lead pipeline compound. Tenofovir is an HIV/AIDS drug that possesses a superior resistance profile compared to existing AIDS drugs. This is important because the HIV virus mutates over time making existing drugs less effective.

During the Fund's fiscal year, we added slightly to our generic pharmaceutical weighting, which accounted for 4.7% of the Fund's total net assets at period-end. Our research indicates that patents of approximately $35 billion in branded drugs will expire in the next three years, including such top-sellers as Prilosec and Prozac. We believe this should benefit generic drug manufacturers, such as portfolio holding Watson Pharmaceuticals.

We also found value in selected pharmaceutical companies such as Pfizer and Abbott Laboratories. Driven by an aging population and increased life expectancy, these companies should prove to be solid long-term investments, in our opinion. Current estimates show that senior citizens account for 42% of U.S. prescription drug sales. With baby boomers reaching their elder years in the next 10-20 years, we expect high utilization and rapid growth for this industry.

We remain positive about the health care sector's long-term fundamentals. We are excited about the sector's frequent and numerous improvements and advancements. Health care is also generally a sound defensive position given that swings in the business cycle do not necessarily affect the demand for health care services and products. Our goal, as always, is to provide superior returns to our shareholders. Looking forward, we will continue our bottom-up approach to investing in promising companies that we feel are attractively valued in the market.

Thank you for your participation in the Fund. We welcome your comments and suggestions, and look forward to serving your investment needs in the years to come.

/s/ Evan McCulloch

Evan McCulloch
Portfolio Manager
Franklin Global Health Care Fund

--------------------------------------------------------------------------------

Effective January 2001,EVAN McCULLOCH assumed lead portfolio manager responsibilities for investments in Franklin Global Health Care Fund, after serving as portfolio manager since 1995. A vice president, he specializes in research analysis of the health care industry, including pharmaceuticals, health care information systems/Internet and health care providers.

Mr. McCulloch received a bachelor's degree in economics from the University of California at Berkeley. He is also a Chartered Financial Analyst (CFA) and a member of the Association for Investment Management and Research (AIMR) and the Security Analysts of San Francisco (SASF).

================================================================================

This discussion reflects our views, opinions and portfolio holdings as of April 30, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy. There are, of course, special risks involved with investing globally in a non-diversified fund concentrating its investments in a single industry. These risks, which include currency fluctuations and increased susceptibility to adverse economic, political, social and regulatory developments, are further discussed in the Fund's prospectus.

--------------------------------------------------------------------------------

TOP 10 EQUITY HOLDINGS
Franklin Global Health Care Fund
4/30/01

COMPANY                                                       % OF TOTAL
INDUSTRY, COUNTRY                                             NET ASSETS
--------------------------------------------------------------------------------
Pfizer Inc.                                                      5.1%
Major Pharmaceuticals, U.S.

Gilead Sciences Inc.                                             4.1%
Biotechnology, U.S.

Bristol-Myers Squibb Co.                                         3.9%
Major Pharmaceuticals, U.S.

Pharmacia Corp.                                                  3.9%
Major Pharmaceuticals, U.S.

COR Therapeutics Inc.                                            3.5%
Biotechnology, U.S.

Inhale Therapeutic
Systems Inc.                                                     3.4%
Medical Specialties, U.S.

Watson Pharmaceuticals Inc.                                      3.4%
Generic Pharmaceuticals, U.S.

Genentech Inc.                                                   3.1%
Biotechnology, U.S.

Triad Hospitals Inc.                                             2.9%
Hospital & Nursing Management, U.S.

Abbott Laboratories                                              2.8%
Major Pharmaceuticals, U.S.

FRANKLIN GLOBAL
HEALTH CARE FUND

--------------------------------------------------------------------------------

CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ. Past expense reductions by the Fund's manager increased the Fund's total returns. Without these reductions, the Fund's total returns would have been lower.

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.

--------------------------------------------------------------------------------

PERFORMANCE SUMMARY AS OF 4/30/01

Distributions and returns will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. All total returns include reinvested distributions at net asset value.

PRICE AND DISTRIBUTION INFORMATION

CLASS A                          CHANGE         4/30/01     4/30/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)             +$3.00         $23.29      $20.29
DISTRIBUTIONS (5/1/00-4/30/01)
Dividend Income                  $0.1121
Short-Term Capital Gain          $0.3565
Long-Term Capital Gain           $1.1407
                                 -------
      Total                      $1.6093


CLASS B                          CHANGE         4/30/01     4/30/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)             +$2.84         $22.93      $20.09
DISTRIBUTIONS (5/1/00-4/30/01)
Dividend Income                  $0.0362
Short-Term Capital Gain          $0.3565
Long-Term Capital Gain           $1.1407
                                 -------
  Total                          $1.5334


CLASS C                          CHANGE         4/30/01     4/30/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)             +$2.83         $22.72      $19.89
DISTRIBUTIONS (5/1/00-4/30/01)
Short-Term Capital Gain          $0.3565
Long-Term Capital Gain           $1.1407
                                 -------
        Total                    $1.4972


Franklin Global Health Care Fund paid distributions derived from long-term capital gains of $1.1407 per share in December 2000. The Fund hereby designates such distributions as capital gain dividends per Internal Revenue Code Section 852 (b)(3).

PERFORMANCE

                                                                            INCEPTION
CLASS A                                   1-YEAR            5-YEAR          (2/14/92)
--------------------------------------------------------------------------------------
Cumulative Total Return(1)               +22.00%           +40.59%          +226.60%
Average Annual Total Return(2)           +14.97%            +5.79%           +12.99%
Value of $10,000 Investment(3)          $ 11,497          $ 13,250          $ 30,782
Avg. Ann. Total Return (3/31/01)(4)       +4.19%            +5.13%           +12.08%

                                                                     INCEPTION
CLASS B                                             1-YEAR           (1/1/99)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                         +21.06%           +43.32%
Average Annual Total Return(2)                     +17.06%           +15.66%
Value of $10,000 Investment(3)                     $11,706           $14,032
Avg. Ann. Total Return (3/31/01)(4)                 +5.71%           +11.96%

                                                                     INCEPTION
CLASS C                                1-YEAR            3-YEAR       (9/3/96)
--------------------------------------------------------------------------------
Cumulative Total Return(1)             +21.05%           +25.71%       +51.53%
Average Annual Total Return(2)         +18.86%            +7.57%        +9.10%
Value of $10,000 Investment(3)         $11,886           $12,447       $14,998
Avg. Ann. Total Return (3/31/01)(4)     +7.63%            +4.40%        +7.30%

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.
3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.
4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

--------------------------------------------------------------------------------

Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.


Past performance does not guarantee future results.                          25

FRANKLIN GLOBAL
HEALTH CARE FUND

AVERAGE ANNUAL TOTAL RETURN

CLASS A                                                           4/30/01
--------------------------------------------------------------------------------
1-Year                                                            +14.97%

5-Year                                                            +5.79%

Since Inception                                                   +12.99%
(2/14/92)



AVERAGE ANNUAL TOTAL RETURN

CLASS B                                                          4/30/01
--------------------------------------------------------------------------------
1-Year                                                            +17.06%

Since Inception                                                   +15.66%
(1/1/99)


TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvested dividends. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.

CLASS A (2/14/92-4/30/01)

[LINE GRAPH]

  Date          Franklin Global Health      S&P 500                   S&P 500
--------         Care-Class A               Composite                 Healthcare
                 ------------               Index                     Index
                                            -----                     -----
02/14/1992         $ 9,425                    $10,000                    $10,000
02/29/1992         $ 9,661                    $10,065                    $ 9,934
03/31/1992         $ 8,963                    $ 9,868                    $ 9,444
04/30/1992         $ 8,332                    $10,158                    $ 9,401
05/31/1992         $ 8,549                    $10,208                    $ 9,427
06/30/1992         $ 8,229                    $10,056                    $ 8,994
07/31/1992         $ 8,779                    $10,467                    $ 9,548
08/31/1992         $ 8,485                    $10,253                    $ 9,233
09/30/1992         $ 8,296                    $10,373                    $ 8,740
10/31/1992         $ 8,693                    $10,408                    $ 8,970
11/30/1992         $ 9,328                    $10,762                    $ 9,227
12/31/1992         $ 9,477                    $10,894                    $ 9,064
01/31/1993         $ 9,477                    $10,986                    $ 8,338
02/28/1993         $ 8,211                    $11,135                    $ 7,760
03/31/1993         $ 8,306                    $11,370                    $ 7,832
04/30/1993         $ 8,449                    $11,095                    $ 7,992
05/31/1993         $ 8,877                    $11,391                    $ 8,185
06/30/1993         $ 9,172                    $11,424                    $ 7,901
07/31/1993         $ 8,684                    $11,379                    $ 7,292
08/31/1993         $ 8,837                    $11,810                    $ 7,594
09/30/1993         $ 9,057                    $11,719                    $ 7,531
10/31/1993         $ 9,621                    $11,961                    $ 7,951
11/30/1993         $ 9,917                    $11,848                    $ 8,155
12/31/1993         $10,065                    $11,991                    $ 8,318
01/31/1994         $11,063                    $12,399                    $ 8,366
02/28/1994         $10,974                    $12,063                    $ 7,860
03/31/1994         $10,411                    $11,537                    $ 7,429
04/30/1994         $10,302                    $11,685                    $ 7,661
05/31/1994         $10,421                    $11,876                    $ 8,118
06/30/1994         $ 9,964                    $11,585                    $ 7,913
07/31/1994         $10,406                    $11,965                    $ 7,988
08/31/1994         $11,431                    $12,456                    $ 8,931
09/30/1994         $11,622                    $12,152                    $ 9,116
10/31/1994         $11,893                    $12,425                    $ 9,232
11/30/1994         $11,783                    $11,973                    $ 9,321
12/31/1994         $11,503                    $12,150                    $ 9,408
01/31/1995         $11,566                    $12,465                    $10,022
02/28/1995         $12,027                    $12,951                    $10,165
03/31/1995         $12,561                    $13,333                    $10,465
04/30/1995         $11,985                    $13,725                    $10,746
05/31/1995         $12,341                    $14,274                    $11,025
06/30/1995         $12,741                    $14,605                    $11,492
07/31/1995         $13,921                    $15,090                    $12,041
08/31/1995         $14,701                    $15,128                    $12,021
09/30/1995         $15,565                    $15,766                    $13,070
10/31/1995         $15,481                    $15,709                    $13,439
11/30/1995         $16,250                    $16,399                    $14,107
12/31/1995         $17,783                    $16,716                    $14,849
01/31/1996         $19,097                    $17,284                    $15,692
02/29/1996         $20,037                    $17,445                    $15,439
03/31/1996         $20,773                    $17,612                    $15,427
04/30/1996         $21,894                    $17,871                    $15,131
05/31/1996         $22,246                    $18,332                    $15,751
06/30/1996         $21,170                    $18,402                    $16,043
07/31/1996         $18,267                    $17,588                    $15,255
08/31/1996         $19,696                    $17,960                    $15,824
09/30/1996         $21,272                    $18,971                    $17,120
10/31/1996         $19,514                    $19,494                    $17,284
11/30/1996         $19,968                    $20,968                    $18,736
12/31/1996         $20,712                    $20,553                    $17,930
01/31/1997         $21,385                    $21,837                    $19,890
02/28/1997         $21,385                    $22,008                    $20,181
03/31/1997         $19,541                    $21,103                    $18,794
04/30/1997         $18,682                    $22,363                    $20,333
05/31/1997         $20,897                    $23,725                    $21,578
06/30/1997         $22,683                    $24,788                    $23,647
07/31/1997         $23,333                    $26,761                    $24,108
08/31/1997         $23,136                    $25,262                    $22,156
09/30/1997         $25,664                    $26,647                    $23,438
10/31/1997         $24,145                    $25,757                    $23,682
11/30/1997         $23,240                    $26,949                    $24,686
12/31/1997         $22,825                    $27,413                    $25,770
01/31/1998         $22,800                    $27,717                    $27,569
02/28/1998         $23,347                    $29,716                    $29,113
03/31/1998         $24,117                    $31,237                    $30,132
04/30/1998         $23,955                    $31,552                    $30,843
05/31/1998         $22,502                    $31,010                    $30,247
06/30/1998         $22,079                    $32,269                    $32,458
07/31/1998         $20,712                    $31,923                    $32,630
08/31/1998         $16,065                    $27,307                    $28,966
09/30/1998         $18,165                    $29,058                    $32,404
10/31/1998         $18,799                    $31,420                    $33,577
11/30/1998         $19,967                    $33,324                    $35,629
12/31/1998         $21,103                    $35,244                    $37,165
01/31/1999         $21,265                    $36,717                    $37,347
02/28/1999         $18,840                    $35,575                    $37,799
03/31/1999         $18,504                    $36,998                    $38,808
04/30/1999         $17,261                    $38,430                    $36,394
05/31/1999         $17,261                    $37,523                    $35,349
06/30/1999         $18,206                    $39,605                    $37,007
07/31/1999         $18,430                    $38,370                    $34,905
08/31/1999         $18,156                    $38,178                    $36,169
09/30/1999         $17,422                    $37,132                    $33,326
10/31/1999         $17,758                    $39,482                    $37,342
11/30/1999         $19,089                    $40,284                    $37,476
12/31/1999         $20,942                    $42,656                    $34,100
01/31/2000         $22,571                    $40,515                    $36,279
02/29/2000         $27,968                    $39,749                    $32,477
03/31/2000         $25,605                    $43,637                    $34,250
04/30/2000         $25,232                    $42,323                    $36,986
05/31/2000         $26,475                    $41,456                    $38,987
06/30/2000         $30,753                    $42,475                    $42,184
07/31/2000         $29,671                    $41,813                    $39,700
08/31/2000         $34,385                    $44,409                    $39,922
09/30/2000         $36,225                    $42,065                    $41,838
10/31/2000         $35,006                    $41,888                    $43,311
11/30/2000         $33,104                    $38,587                    $45,091
12/31/2000         $35,447                    $38,776                    $46,358
01/31/2001         $33,174                    $40,153                    $42,547
02/28/2001         $31,945                    $36,491                    $42,628
03/31/2001         $28,310                    $34,177                    $39,444
04/30/2001         $30,782                    $36,833                    $40,481

CLASS B (1/1/99-4/30/01)

[LINE GRAPH]

      Date           Franklin Global Health       S&P 500       S&P 500
     -----                Care-Class B            Composite     Healthcare
                     ----------------------       Index         Index
                                                  -----         -----
01/01/1999                  $10,000                    $10,000                    $10,000
01/31/1999                  $10,059                    $10,418                    $10,049
02/28/1999                  $ 8,910                    $10,094                    $10,171
03/31/1999                  $ 8,745                    $10,498                    $10,442
04/30/1999                  $ 8,156                    $10,904                    $ 9,793
05/31/1999                  $ 8,150                    $10,647                    $ 9,512
06/30/1999                  $ 8,592                    $11,238                    $ 9,958
07/31/1999                  $ 8,692                    $10,887                    $ 9,392
08/31/1999                  $ 8,556                    $10,833                    $ 9,732
09/30/1999                  $ 8,209                    $10,536                    $ 8,967
10/31/1999                  $ 8,362                    $11,203                    $10,048
11/30/1999                  $ 8,975                    $11,430                    $10,084
12/31/1999                  $ 9,847                    $12,103                    $ 9,175
01/31/2000                  $10,607                    $11,496                    $ 9,762
02/29/2000                  $13,129                    $11,278                    $ 8,739
03/31/2000                  $12,021                    $12,381                    $ 9,216
04/30/2000                  $11,839                    $12,009                    $ 9,952
05/31/2000                  $12,416                    $11,763                    $10,490
06/30/2000                  $14,414                    $12,052                    $11,351
07/31/2000                  $13,889                    $11,864                    $10,682
08/31/2000                  $16,081                    $12,601                    $10,742
09/30/2000                  $16,930                    $11,935                    $11,258
10/31/2000                  $16,352                    $11,885                    $11,654
11/30/2000                  $15,457                    $10,949                    $12,133
12/31/2000                  $16,544                    $11,002                    $12,474
01/31/2001                  $15,469                    $11,393                    $11,448
02/28/2001                  $14,888                    $10,354                    $11,470
03/31/2001                  $13,188                    $ 9,697                    $10,613
04/30/2001                  $14,032                    $10,451                    $10,892

CLASS C (9/3/96-4/30/01)

[LINE GRAPH]

      Date           Franklin Global Health    S&P 500           S&P 500
    -------               Care-Class C         Composite        Healthcare
                    -----------------------    Index(5)           Index(5)
                                               -----              -----
09/03/1996                 $ 9,897             $10,000             $10,000
09/30/1996                 $10,720             $10,507             $10,737
10/31/1996                 $ 9,823             $10,797             $10,840
11/30/1996                 $10,040             $11,613             $11,751
12/31/1996                 $10,417             $11,383             $11,245
01/31/1997                 $10,743             $12,095             $12,474
02/28/1997                 $10,738             $12,189             $12,657
03/31/1997                 $ 9,810             $11,688             $11,787
04/30/1997                 $ 9,378             $12,386             $12,752
05/31/1997                 $10,475             $13,140             $13,533
06/30/1997                 $11,368             $13,729             $14,831
07/31/1997                 $11,683             $14,822             $15,120
08/31/1997                 $11,578             $13,992             $13,895
09/30/1997                 $12,838             $14,758             $14,700
10/31/1997                 $12,062             $14,266             $14,853
11/30/1997                 $11,601             $14,926             $15,482
12/31/1997                 $11,389             $15,183             $16,162
01/31/1998                 $11,370             $15,351             $17,290
02/28/1998                 $11,632             $16,458             $18,258
03/31/1998                 $12,011             $17,301             $18,897
04/30/1998                 $11,931             $17,475             $19,343
05/31/1998                 $11,196             $17,175             $18,970
06/30/1998                 $10,985             $17,872             $20,357
07/31/1998                 $10,300             $17,681             $20,465
08/31/1998                 $ 7,979             $15,124             $18,167
09/30/1998                 $ 9,018             $16,094             $20,323
10/31/1998                 $ 9,323             $17,402             $21,059
11/30/1998                 $ 9,895             $18,457             $22,345
12/31/1998                 $10,458             $19,520             $23,308
01/31/1999                 $10,533             $20,336             $23,423
02/28/1999                 $ 9,325             $19,703             $23,706
03/31/1999                 $ 9,157             $20,491             $24,339
04/30/1999                 $ 8,540             $21,285             $22,825
05/31/1999                 $ 8,534             $20,782             $22,170
06/30/1999                 $ 9,001             $21,936             $23,210
07/31/1999                 $ 9,107             $21,251             $21,891
08/31/1999                 $ 8,957             $21,145             $22,684
09/30/1999                 $ 8,596             $20,566             $20,901
10/31/1999                 $ 8,752             $21,867             $23,419
11/30/1999                 $ 9,399             $22,311             $23,504
12/31/1999                 $10,309             $23,625             $21,386
01/31/2000                 $11,106             $22,439             $22,753
02/29/2000                 $13,747             $22,015             $20,368
03/31/2000                 $12,582             $24,168             $21,480
04/30/2000                 $12,389             $23,441             $23,197
05/31/2000                 $12,994             $22,960             $24,452
06/30/2000                 $15,087             $23,525             $26,457
07/31/2000                 $14,538             $23,158             $24,898
08/31/2000                 $16,843             $24,596             $25,038
09/30/2000                 $17,728             $23,298             $26,239
10/31/2000                 $17,123             $23,200             $27,163
11/30/2000                 $16,183             $21,372             $28,280
12/31/2000                 $17,315             $21,476             $29,074
01/31/2001                 $16,192             $22,239             $26,684
02/28/2001                 $15,585             $20,211             $26,735
03/31/2001                 $13,803             $18,929             $24,738
04/30/2001                 $14,998             $20,400             $25,388


AVERAGE ANNUAL TOTAL RETURN

CLASS C                                                                4/30/01
--------------------------------------------------------------------------------
1-Year                                                                 +18.86%

3-Year                                                                  +7.57%

Since Inception (9/3/96)                                                +9.10%


5. Source: Standard & Poor's Micropal. The S&P 500 Composite Index consists of 500 domestic stocks, comprising four broad sectors: industrials, utilities, financials and transportation. The S&P 500 serves as the standard for measuring large-cap U.S. stock market performance. Since some industries are characterized by companies of relatively small stock capitalizations, the index is not composed of the 500 largest, publicly traded U.S. companies. The S&P Health Care Index is a subsector of the Industrial Sector of the S&P 500. It includes all the companies in the health care industry that are in the S&P 500.

Past performance does not guarantee future results.                         27

FUND CATEGORY

[PYRAMID GRAPH]



--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Natural Resources Fund seeks high total return by investing at least 65% of its total assets in securities of companies that own, produce, refine, process or market natural resources, as well as those that provide support services for natural resources companies.
--------------------------------------------------------------------------------

We are pleased to bring you Franklin Natural Resources Fund's annual report for the period ended April 30, 2001. During the year under review, most global equity markets were hindered by fears that potential inflation and moderating global growth could lead to a hard landing in the U.S. economy. Consensus estimates call for slowing gross domestic product (GDP) growth from 4.0% in 2000 to around 2.2% in 2001. Investors' fears of a weakening U.S. economy hurt most cyclical stocks, which appeared to price in a more drastic fall in GDP growth. However, the energy sector performed exceptionally well as oil and gas prices moved higher during the period.

Within this environment, Franklin Natural Resources Fund -Class A posted a +23.55% cumulative total return for the 12-month period ended April 30, 2001, as shown in the Performance Summary beginning on page 32. The Standard & Poor's

The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 61.

500 (S&P 500) Composite Index, the Fund's broad benchmark, delivered -12.97% over the same period.(1)


During the reporting period, the Fund benefited from its overweighted position in the energy sector. Energy holdings, which accounted for just over 60% of the Fund's total net assets at the beginning of the period, increased to 68.8% at the end, and were more than 70% at times during the Fund's fiscal year. In addition, all of our top 10 holdings on April 30, 2001, were leveraged toward energy. The Fund held several energy positions that appreciated by more than 40% during the period. This includes oil service companies Weatherford International and Grey Wolf and oil and gas exploration and production companies Barrett Resources, Chesapeake Energy, EOG Resources and Spinnaker Exploration.


Within the energy sector, the Fund held a heavy concentration in natural gas-related equities. Among the commodities we follow, natural gas has the strongest supply and demand fundamentals. We believe demand growth will outpace supply over the next year, resulting in higher prices to force industrial users out of the market. Before period-end, there was already growing concern that the U.S. may be short of this fuel in the summer. In our opinion, this should lead to sustainably higher average prices going forward and makes us extremely favorable toward this group.

The Fund's weighting in pulp and paper companies declined substantially, from 10% to 3.5% of the Fund's total net assets



1. Source: Standard & Poor's Micropal. The unmanaged S&P 500 Composite Index consists of 500 domestic stocks, comprising four broad sectors: industrials, utilities, financials and transportation. The S&P 500 serves as the standard for measuring large-cap U.S. stock market performance. Since some industries are characterized by companies of relatively small stock capitalizations, the index is not composed of the 500 largest, publicly traded U.S. companies. The index includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

PORTFOLIO BREAKDOWN
Franklin Natural Resources Fund
Based on Total Net Assets
4/30/01

[Pie Chart]


Energy Minerals                                                           39.5%
Industrial Services                                                       29.4%
Process Industries                                                        10.3%
Non-Energy Minerals                                                        9.8%
Producer Manufacturing                                                     3.0%
Utilities                                                                  1.0%
Communications                                                             0.1%
Short-Term Investments & Other Net Assets                                  6.9%

GEOGRAPHIC DISTRIBUTION
Franklin Natural Resources Fund
Based on Total Net Assets
4/30/01


[PLOTPOINTS]


U.S.                                           74.4%

Europe                                          9.2%

Canada                                          4.6%

Asia                                            2.9%

Latin America                                   2.0%

Short-Term Investments & Other Net Assets       6.9%

during the year under review, due to concerns regarding over-capacity and the slowing economy's impact on demand.

Looking forward, we hold a positive outlook about long-term prospects for natural resources companies and for Franklin Natural Resources Fund. In our opinion, energy should continue to dominate the Fund's performance over the near term. The energy sector looks robust with high commodity prices leading to strong internal growth rates for individual companies. Even if oil prices pull back into the mid-$20 range, as we expect, oil companies can still economically increase production and reserves while generating significant cash flow to create shareholder value.

We are still optimistic about the prospects for natural gas and plan to maintain a bias toward natural gas in our portfolio. Although high drilling levels should increase supply in the near term, we feel this new supply may be insufficient to offset the expected demand increase from new power generation facilities, which are virtually all natural gas-fired. Storage is well below last year's levels, which sets the stage for high natural gas prices through the rest of 2001.

In addition, many other sectors offer attractive future growth potential if the U.S. economy does not experience a recession. We think that long-term prospects are improving for companies in the natural resources sector, and we believe that the Fund is well-positioned with investments in companies having superior managements, relatively low costs, and the capabilities to add value throughout commodity-price cycles.

Thank you for your participation in Franklin Natural Resources Fund. We appreciate your support, welcome your comments or suggestions, and look forward to serving your investment needs in the future.


/s/ Stephen M. Land

Stephen M. Land
Portfolio Manager
Franklin Natural Resources Fund




--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of April 30, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy. There are, of course, special risks involved with investing in a non-diversified fund concentrating its investments in a single sector. Economic, business, political or other changes that affect one issuer or security may adversely affect other issuers or securities in that sector. These risks and others, including currency volatility and social, political, economic or regulatory uncertainty associated with foreign and emerging market investing, are discussed in the prospectus.
--------------------------------------------------------------------------------

TOP 10 EQUITY HOLDINGS
Franklin Natural Resources Fund
4/30/01

COMPANY                                                               % OF TOTAL
INDUSTRY, COUNTRY                                                     NET ASSETS
--------------------------------------------------------------------------------
Conoco Inc., B                                                              3.8%
Energy Minerals, U.S.

Exxon Mobil Corp.                                                           3.7%
Energy Minerals, U.S.

Chesapeake Energy Corp.                                                     2.7%
Energy Minerals, U.S.

Devon Energy Corp.                                                          2.7%
Energy Minerals, U.S.

Grey Wolf Inc.                                                              2.6%
Industrial Services, U.S.

Transocean Sedco Forex Inc.                                                 2.5%
Industrial Services, U.S.

Weatherford International Inc.                                              2.5%
Industrial Services, U.S.

Shell Transport & Trading Co. PLC, N.Y. shs.                                2.3%
Energy Minerals, U.K.

Dynegy Inc.                                                                 2.3%
Industrial Services, U.S.

Cal Dive International Inc.                                                 2.1%
Industrial Services, U.S.

FRANKLIN NATURAL
RESOURCES FUND


--------------------------------------------------------------------------------
CLASS A: Subject to the current, maximum 5.75% initial sales charge. Prior to 8/3/98, Fund shares were offered at a lower initial sales charge; thus actual total returns may differ.*

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.*

*The Fund's manager has agreed in advance to waive a portion of its management fees and to make certain payments to reduce expenses. If the manager had not taken this action, the Fund's total return would have been lower. The fee waiver may be discontinued at any time upon notice to the Fund's Board of Directors.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARY AS OF 4/30/01

Distributions and returns will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. All total returns include reinvested distributions at net asset value.

PRICE AND DISTRIBUTION INFORMATION

CLASS A                                          CHANGE      4/30/01     4/30/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$3.61       $19.35      $15.74
DISTRIBUTIONS (5/1/00 - 4/30/01)
Dividend Income                                 $0.0830

ADVISOR CLASS                                    CHANGE      4/30/01     4/30/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                            +$3.75       $19.99      $16.24
DISTRIBUTIONS (5/1/00 - 4/30/01)
Dividend Income                                 $0.1351

PERFORMANCE


                                                                       INCEPTION
CLASS A                                    1-YEAR        5-YEAR         (6/5/95)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                 +23.55%       +65.62%        +120.86%
Average Annual Total Return(2)             +16.45%       +9.32%          +13.22%
Value of $10,000 Investment(3)             $11,645       $15,612         $20,817
Avg. Ann. Total Return (3/31/01)(4)        +8.21%        +9.36%          +12.14%

                                                                       INCEPTION
ADVISOR CLASS(5)                           1-YEAR        5-YEAR         (6/5/95)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                 +24.06%       +75.05%        +133.44%
Average Annual Total Return(2)             +24.06%       +11.85%         +15.44%
Value of $10,000 Investment(3)             $12,406       $17,505         $23,344
Avg. Ann. Total Return (3/31/01)(4)        +15.28%       +11.89%         +14.36%

1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

5. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or Rule 12b-1 plans. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge and including the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, an actual Advisor Class figure is used reflecting a deduction of all charges and fees applicable to that class. Since 1/2/97 (commencement of sales), the cumulative and average annual total returns of Advisor Class shares were +50.97% and +9.98%.


--------------------------------------------------------------------------------
Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.


Past performance does not guarantee future results.

FRANKLIN NATURAL
RESOURCES FUND



AVERAGE ANNUAL TOTAL RETURN
CLASS A                                                                  4/30/01
--------------------------------------------------------------------------------
1-Year                                                                   +16.45%

5-Year                                                                    +9.32%

Since Inception (6/5/95)                                                 +13.22%



AVERAGE ANNUAL TOTAL RETURN
ADVISOR CLASS(7)                                                         4/30/01
--------------------------------------------------------------------------------
1-Year                                                                   +24.06%

5-Year                                                                   +11.85%

Since Inception (6/5/95)                                                 +15.44%



TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged index includes reinvested dividends. It differs from the Fund in composition and does not pay management fees or expenses. One cannot invest directly in an index.


         CLASS A (6/5/95-4/30/01)

[LINE GRAPH]

      Date          Franklin Natural Resources       S&P 500 Index(6)
                           Fund - Class A
   06/05/1995                            $ 9,425        $10,000
   06/30/1995                            $ 9,538        $10,193
   07/31/1995                            $ 9,727        $10,531
   08/31/1995                            $ 9,764        $10,558
   09/30/1995                            $ 9,698        $11,003
   10/31/1995                            $ 9,321        $10,964
   11/30/1995                            $ 9,783        $11,445
   12/31/1995                            $10,436        $11,666
   01/31/1996                            $10,943        $12,062
   02/29/1996                            $11,048        $12,175
   03/31/1996                            $11,737        $12,292
   04/30/1996                            $12,569        $12,472
   05/31/1996                            $12,798        $12,794
   06/30/1996                            $12,796        $12,843
   07/31/1996                            $11,952        $12,275
   08/31/1996                            $12,719        $12,534
   09/30/1996                            $13,170        $13,240
   10/31/1996                            $13,678        $13,605
   11/30/1996                            $14,493        $14,634
   12/31/1996                            $14,574        $14,344
   01/31/1997                            $14,968        $15,240
   02/28/1997                            $14,416        $15,359
   03/31/1997                            $13,796        $14,728
   04/30/1997                            $13,855        $15,607
   05/31/1997                            $15,076        $16,558
   06/30/1997                            $15,231        $17,299
   07/31/1997                            $15,716        $18,677
   08/31/1997                            $16,290        $17,631
   09/30/1997                            $17,497        $18,597
   10/31/1997                            $16,904        $17,976
   11/30/1997                            $15,182        $18,808
   12/31/1997                            $15,108        $19,131
   01/31/1998                            $14,192        $19,344
   02/28/1998                            $14,950        $20,738
   03/31/1998                            $15,688        $21,800
   04/30/1998                            $16,289        $22,020
   05/31/1998                            $14,993        $21,642
   06/30/1998                            $14,073        $22,520
   07/31/1998                            $12,484        $22,279
   08/31/1998                            $ 9,527        $19,058
   09/30/1998                            $11,318        $20,279
   10/31/1998                            $12,102        $21,928
   11/30/1998                            $11,201        $23,257
   12/31/1998                            $11,176        $24,597
   01/31/1999                            $10,633        $25,625
   02/28/1999                            $10,313        $24,828
   03/31/1999                            $11,878        $25,821
   04/30/1999                            $14,103        $26,820
   05/31/1999                            $13,432        $26,187
   06/30/1999                            $14,387        $27,641
   07/31/1999                            $14,761        $26,778
   08/31/1999                            $14,986        $26,644
   09/30/1999                            $14,633        $25,914
   10/31/1999                            $13,969        $27,555
   11/30/1999                            $14,055        $28,114
   12/31/1999                            $14,922        $29,770
   01/31/2000                            $14,536        $28,275
   02/29/2000                            $14,408        $27,741
   03/31/2000                            $16,966        $30,454
   04/30/2000                            $16,849        $29,537
   05/31/2000                            $18,251        $28,932
   06/30/2000                            $17,887        $29,644
   07/31/2000                            $16,645        $29,181
   08/31/2000                            $18,989        $30,993
   09/30/2000                            $18,968        $29,357
   10/31/2000                            $17,683        $29,234
   11/30/2000                            $16,549        $26,930
   12/31/2000                            $20,117        $27,062
   01/31/2001                            $19,397        $28,023
   02/28/2001                            $19,515        $25,467
   03/31/2001                            $19,483        $23,852
   04/30/2001                            $20,817        $25,706



         ADVISOR CLASS (6/5/95-4/30/01)(7)

[LINE GRAPH]

      Date          Franklin Natural Resources       S&P 500 Index (6)
                       Fund - Advisor Class
                       --------------------
   06/05/1995                            $10,000       $10,000
   06/30/1995                            $10,120       $10,193
   07/31/1995                            $10,320       $10,531
   08/31/1995                            $10,360       $10,558
   09/30/1995                            $10,290       $11,003
   10/31/1995                             $9,890       $10,964
   11/30/1995                            $10,380       $11,445
   12/31/1995                            $11,072       $11,666
   01/31/1996                            $11,610       $12,062
   02/29/1996                            $11,722       $12,175
   03/31/1996                            $12,453       $12,292
   04/30/1996                            $13,336       $12,472
   05/31/1996                            $13,579       $12,794
   06/30/1996                            $13,576       $12,843
   07/31/1996                            $12,681       $12,275
   08/31/1996                            $13,495       $12,534
   09/30/1996                            $13,973       $13,240
   10/31/1996                            $14,513       $13,605
   11/30/1996                            $15,378       $14,634
   12/31/1996                            $15,463       $14,344
   01/31/1997                            $15,870       $15,240
   02/28/1997                            $15,285       $15,359
   03/31/1997                            $14,637       $14,728
   04/30/1997                            $14,700       $15,607
   05/31/1997                            $16,006       $16,558
   06/30/1997                            $16,163       $17,299
   07/31/1997                            $16,689       $18,677
   08/31/1997                            $17,320       $17,631
   09/30/1997                            $18,592       $18,597
   10/31/1997                            $17,972       $17,976
   11/30/1997                            $16,153       $18,808
   12/31/1997                            $16,061       $19,131
   01/31/1998                            $15,096       $19,344
   02/28/1998                            $15,915       $20,738
   03/31/1998                            $16,722       $21,800
   04/30/1998                            $17,362       $22,020
   05/31/1998                            $15,982       $21,642
   06/30/1998                            $15,014       $22,520
   07/31/1998                            $13,327       $22,279
   08/31/1998                            $10,179       $19,058
   09/30/1998                            $12,081       $20,279
   10/31/1998                            $12,931       $21,928
   11/30/1998                            $11,980       $23,257
   12/31/1998                            $11,951       $24,597
   01/31/1999                            $11,369       $25,625
   02/28/1999                            $11,039       $24,828
   03/31/1999                            $12,726       $25,821
   04/30/1999                            $15,543       $26,820
   05/31/1999                            $14,813       $26,187
   06/30/1999                            $15,872       $27,641
   07/31/1999                            $16,285       $26,778
   08/31/1999                            $16,549       $26,644
   09/30/1999                            $16,159       $25,914
   10/31/1999                            $15,436       $27,555
   11/30/1999                            $15,528       $28,114
   12/31/1999                            $16,492       $29,770
   01/31/2000                            $16,079       $28,275
   02/29/2000                            $15,930       $27,741
   03/31/2000                            $18,764       $30,454
   04/30/2000                            $18,638       $29,537
   05/31/2000                            $20,199       $28,932
   06/30/2000                            $19,797       $29,644
   07/31/2000                            $18,420       $29,181
   08/31/2000                            $21,037       $30,993
   09/30/2000                            $21,014       $29,357
   10/31/2000                            $19,591       $29,234
   11/30/2000                            $18,351       $26,930
   12/31/2000                            $22,313       $27,062
   01/31/2001                            $21,515       $28,023
   02/28/2001                            $21,654       $25,467
   03/31/2001                            $21,631       $23,852
   04/30/2001                            $23,344       $25,706



6. Source: Standard & Poor's Micropal. The S&P 500 Composite Index consists of 500 domestic stocks, comprising four broad sectors: industrials, utilities, financials and transportation. The S&P 500 serves as the standard for measuring large-cap U.S. stock market performance. Since some industries are characterized by companies of relatively small stock capitalizations, the index is not composed of the 500 largest, publicly traded U.S. companies.

7. Effective 1/2/97, the Fund began offering Advisor Class shares, which do not have sales charges or Rule 12b-1 plans. Performance quotations for this class reflect the following methods of calculation: (a) For periods prior to 1/2/97, a restated figure is used based upon the Fund's Class A performance, excluding the effect of Class A's maximum initial sales charge and including the effect of the Class A Rule 12b-1 fees; and (b) for periods after 1/1/97, an actual Advisor Class figure is used reflecting a deduction of all charges and fees applicable to that class.

Past performance does not guarantee future results.

FRANKLIN TECHNOLOGY FUND


--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Technology Fund seeks capital appreciation by investing at least 65% of its total assets in equity securities of companies expected to benefit from the development, advancement, and use of technology.
--------------------------------------------------------------------------------


This annual report for Franklin Technology Fund covers the period ended April 30, 2001 -- a time of extreme U.S. equity market volatility. During the 12 months under review, domestic economic growth decelerated dramatically from the previous year. U.S. gross domestic product, which grew more than 5.0% during 1999, slowed to a 1.0% annualized growth rate in the fourth quarter of 2000 and an annualized 1.3% in the first quarter of 2001. Higher energy costs, lower consumer confidence and weaker capital spending all seemed to place downward pressure on the economy. From the beginning of 2001, the Federal Reserve Board tried to ward off a recession by reducing the federal funds target rate a total of 200 basis points (2.0%). These interest rate reductions are expected to stimulate the economy and enable technology stocks to produce stronger earnings growth in the future. Generally, corporations' borrowing costs decrease when interest rates are lower, which significantly improves their ability to grow and finance new projects.


[FUND CATEGORY PYRAMID GRAPHIC]



The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments
(SOI). The SOI begins on page 68.

PORTFOLIO BREAKDOWN
Franklin Technology Fund
Based on Total Net Assets
4/30/01

[PIE CHART]

Electronic Technology                                 55.2%

Technology Services                                   23.2%

Health Technology                                      8.8%

Producer Manufacturing                                 4.8%

Communications                                         3.0%

Utilities                                              0.3%

Short-Term Investments & Other Net Assets              4.7%


Within this environment, Franklin Technology Fund - Class A posted a -36.00% cumulative total return for the 12 months since the Fund's inception on May 1, 2000, as shown in the Performance Summary beginning on page 40. In comparison, the technology-heavy Nasdaq Composite Index and the broader Standard & Poor's 500 Composite Index returned -44.73% and -12.97% over the same period.(1) The Fund compared favorably to the Lipper Science and Technology Funds Average, which was composed of 234 science and technology funds as of April 30, 2001, and returned -49.41% during the Fund's fiscal year.(2)

By remaining focused on what we believed were the highest quality technology companies, the Fund managed to maintain strong relative performance in spite of technology sector weakness during the period. Our staff of equity analysts and portfolio managers are continually evaluating Fund positions as well as keeping an eye out for opportunities that arise as a result of market confusion. We believe that one of investors' biggest mistakes is to do nothing during a market correction when some of the most attractive opportunities may appear.

Another positive aspect to this kind of economic downturn is that companies with the best products, management teams and


1. Source: Standard & Poor's Micropal. The unmanaged Nasdaq Composite Index measures all Nasdaq domestic and non-U.S.-based common stocks listed on The Nasdaq Stock Market. The index is market value-weighted and includes over 4,000 companies. The unmanaged S&P 500 Composite Index consists of 500 domestic stocks, comprising four broad sectors: industrials, utilities, financials and transportation. The S&P 500 serves as the standard for measuring large-cap U.S. stock market performance. Since some industries are characterized by companies of relatively small stock capitalizations, the index is not composed of the 500 largest, publicly traded U.S. companies. The indexes include reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

2. Source: Lipper Inc. Lipper calculations do not include sales charges. The Fund's manager and administrator have agreed in advance to waive a portion of their respective fees and to make certain payments to reduce expenses. If the manager and administrator had not taken this action, the Fund's total returns would have been lower, and the Fund's performance relative to the average may have been different if such factors had been considered.

strategic positioning emerge from these difficult periods as stronger competitors. We look for companies that aggressively cut costs and improve efficiency so that they are in a much better position when the economy begins to grow again.


Amid widespread technology sector turbulence, we looked for signs of a bottom to the market correction and were encouraged that many stocks appeared to price in a very pessimistic economic outlook. We recognize that equity markets rebound well ahead of an earnings trough, so we positioned the Fund with the expectation that technology stocks will begin performing better in the coming fiscal year. Thus, we believe the Fund is well-situated for a market rebound.

During the reporting period, we maintained a fully invested portfolio with cash ranging only from 5% to 10% of the Fund's total net assets. We used a few of the strong rallies to sell some of our more highly valued stocks and invested the proceeds in companies with higher earnings visibility and more attractive valuations. We also sought to take advantage of market volatility to purchase stocks of International Business Machines (IBM), Agilent Technologies, CIENA, Intel, Nokia, Biogen, JDS Uniphase, Apple Computer, Scientific-Atlanta and Electronic Data Systems.

The Fund focused on several areas, which included communications equipment (CIENA, Cisco Systems, Nokia and Juniper Networks), semiconductors (Intel, Micron Technology and Vitesse Semiconductor) and fiber-optic components (Agere Systems, ONI Systems and JDS Uniphase). In enterprise computing, we favored the data storage (Brocade Communications Systems, EMC and VERITAS Software) and computer hardware (IBM,

TOP 10 EQUITY HOLDINGS
Franklin Technology Fund
Based on Total Net Assets
4/30/01

COMPANY                                                               % OF TOTAL
INDUSTRY                                                              NET ASSETS
--------------------------------------------------------------------------------
Avocent Corp.                                                               2.5%
Electronic Technology

Intel Corp.                                                                 2.1%
Electronic Technology

Agilent Technologies Inc.                                                   2.0%
Electronic Technology

Scientific-Atlanta Inc.                                                     2.0%
Electronic Technology

Micron Technology Inc.                                                      1.9%
Electronic Technology

CIENA Corp.                                                                 1.9%
Electronic Technology

Intersil Holding Corp.                                                      1.8%
Electronic Technology

Cisco Systems Inc.                                                          1.8%
Electronic Technology

Compaq Computer Corp.                                                       1.8%
Electronic Technology

Tektronix Inc.                                                              1.8%
Electronic Technology

Dell Computer, Compaq Computer and Sun Microsystems) sectors. We believe that these companies represent top-quality investments in their respective technology market segments.

Looking forward, we remain positive about the technology sector's long-term prospects in general and Franklin Technology Fund in particular. The Fund will remain focused on individual technology leaders and maintain broad diversification across all technology segments and market capitalizations. We believe our broad diversification mitigated some of the day-to-day volatility in this difficult market. We will continue to avoid "concept stocks" because we believe there is still a great deal of downside risk in companies without current revenues and near-term profitability. In the future, we expect that technology will continue to increase in importance in our daily lives. Technology has grown steadily as a percentage of the U.S. economy over the past 40 years, and we believe that this trend will continue. In our opinion, corporations and individuals will utilize technology to improve efficiency, create new products and services, and improve our standard of living. We consider the Fund uniquely positioned to take advantage of this trend.

Thank you for your participation in Franklin Technology Fund. We appreciate your support, welcome your comments, and look forward to serving your investment needs in the years ahead.

/s/ Ian Link

Ian Link

/s/ Robert R. Dean

Robert R. Dean

Portfolio Management Team
Franklin Technology Fund



--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of April 30, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any country, industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy. There are, of course, special risks involved with investing in a non-diversified fund concentrating its investments in a single sector. Economic, business, political or other changes that affect one issuer or security may adversely affect other issuers or securities in that sector. These risks and others are discussed in the prospectus.
--------------------------------------------------------------------------------

FRANKLIN TECHNOLOGY FUND


--------------------------------------------------------------------------------
CLASS A: Subject to the maximum 5.75% initial sales charge.*

CLASS B: Subject to no initial sales charge, but subject to a contingent deferred sales charge (CDSC) declining from 4% to 0% over six years. These shares have higher annual fees and expenses than Class A shares.*

CLASS C: Subject to 1% initial sales charge and 1% CDSC for shares redeemed within 18 months of investment. These shares have higher annual fees and expenses than Class A shares.*

ADVISOR CLASS: No initial sales charge or Rule 12b-1 fees and are available to a limited class of investors.*

*The Fund's manager and administrator have agreed in advance to waive a portion of their respective fees and to make certain payments to reduce expenses. If the manager and administrator had not taken this action, the Fund's total return would have been lower. The Fund's manager and administrator may end this arrangement at any time.
--------------------------------------------------------------------------------


PERFORMANCE SUMMARY AS OF 4/30/01


Distributions and returns will vary based on earnings of the Fund's portfolio and any profits realized from the sale of the portfolio's securities, as well as the level of operating expenses for each class. All total returns include reinvested distributions at net asset value.


PRICE INFORMATION

CLASS A                                     CHANGE           4/30/01      5/1/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                       -$3.60             $6.40      $10.00

CLASS B                                     CHANGE           4/30/01      5/1/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                       -$3.63             $6.37      $10.00

CLASS C                                     CHANGE           4/30/01      5/1/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                       -$3.64             $6.36      $10.00

ADVISOR CLASS                               CHANGE           4/30/01      5/1/00
--------------------------------------------------------------------------------
Net Asset Value (NAV)                       -$3.58             $6.42      $10.00

PERFORMANCE

                                                                       INCEPTION
CLASS A                                                   1-YEAR        (5/1/00)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                                -36.00%        -36.00%
Average Annual Total Return(2)                            -39.68%        -39.68%
Value of $10,000 Investment(3)                          $   6,032      $   6,032
Avg. Ann. Total Return (3/31/01)(4)                                      -51.18%


                                                                       INCEPTION
CLASS B                                                   1-YEAR        (5/1/00)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                                -36.30%        -36.30%
Average Annual Total Return(2)                            -38.85%        -38.85%
Value of $10,000 Investment(3)                          $   6,115      $   6,115
Avg. Ann. Total Return (3/31/01)(4)                                      -50.56%

                                                                       INCEPTION
CLASS C                                                   1-YEAR        (5/1/00)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                                -36.40%        -36.40%
Average Annual Total Return(2)                            -37.66%        -37.66%
Value of $10,000 Investment(3)                          $   6,234      $   6,234
Avg. Ann. Total Return (3/31/01)(4)                                      -49.62%


                                                                       INCEPTION
ADVISOR CLASS                                             1-YEAR        (5/1/00)
--------------------------------------------------------------------------------
Cumulative Total Return(1)                                -35.80%        -35.80%
Average Annual Total Return(2)                            -35.80%        -35.80%
Value of $10,000 Investment(3)                          $   6,420      $   6,420
Avg. Ann. Total Return (3/31/01)(4)                                      -48.10%



For updated performance figures, see "Prices and Performance" at franklintempleton.com, or call Franklin Templeton Investments at 1-800/342-5236.


Past performance does not guarantee future results.


1. Cumulative total return represents the change in value of an investment over the periods indicated and does not include sales charges.

2. Average annual total return represents the average annual change in value of an investment over the periods indicated and includes the current, applicable, maximum sales charge(s) for that class.

3. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include the current, applicable, maximum sales charge(s) for that class.

4. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.


--------------------------------------------------------------------------------
Ongoing stock market volatility can dramatically change the Fund's short-term performance; current results may differ. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, and you may have a gain or loss when you sell your shares.
--------------------------------------------------------------------------------

FRANKLIN TECHNOLOGY FUND


AVERAGE ANNUAL TOTAL RETURN

CLASS A                                                                  4/30/01
--------------------------------------------------------------------------------
1-Year                                                                   -39.68%

Since Inception (5/1/00)                                                 -39.68%

AVERAGE ANNUAL TOTAL RETURN
CLASS B                                                                  4/30/01
--------------------------------------------------------------------------------
1-Year                                                                   -38.85%

Since Inception (5/1/00)                                                 -38.85%



TOTAL RETURN INDEX COMPARISON
FOR HYPOTHETICAL $10,000 INVESTMENT

Total return represents the change in value of an investment over the periods shown. It includes the current, applicable, maximum sales charge(s), Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvested dividends. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.


CLASS A (5/1/00-4/30/01)

[LINE GRAPH]

      Date         Franklin Technology        Nasdaq(5)     Merrill Lynch
                      Fund - Class A                       100 Technology
                                                               Index(5)
   05/01/2000             $9,425             $10,000           $10,000
   05/31/2000             $8,878              $8,825           $ 8,639
   06/30/2000            $10,688             $10,315           $ 9,828
   07/31/2000            $10,424              $9,796           $ 9,149
   08/31/2000            $12,290             $10,940           $10,768
   09/30/2000            $11,414              $9,555           $ 9,458
   10/31/2000            $10,132              $8,769           $ 8,464
   11/30/2000             $7,125              $6,765           $ 6,079
   12/31/2000             $7,097              $6,439           $ 5,744
   01/31/2001             $8,115              $7,228           $ 6,733
   02/28/2001             $5,881              $5,612           $ 4,785
   03/31/2001             $4,882              $4,803           $ 4,022
   04/30/2001             $6,032              $5,527           $ 4,913



CLASS B (5/1/00-4/30/01)

[LINE GRAPH]

      Date         Franklin Technology       Nasdaq(5)     Merrill Lynch
                      Fund - Class B                      100 Technology
                                                              Index(5)
   05/01/2000            $10,000             $10,000          $10,000
   05/31/2000             $9,410              $8,825          $8,639
   06/30/2000            $11,340             $10,315          $9,828
   07/31/2000            $11,040              $9,796          $9,149
   08/31/2000            $13,020             $10,940          $10,768
   09/30/2000            $12,080              $9,555          $9,458
   10/31/2000            $10,720              $8,769          $8,464
   11/30/2000             $7,540              $6,765          $6,079
   12/31/2000             $7,500              $6,439          $5,744
   01/31/2001             $8,580              $7,228          $6,733
   02/28/2001             $6,210              $5,612          $4,785
   03/31/2001             $5,150              $4,803          $4,022
   04/30/2001             $6,115              $5,527          $4,913

CLASS C (5/1/00 - 4/30/01)

[LINE GRAPH]

      Date         Franklin Technology          Nasdaq(5)         Merrill Lynch
                      Fund - Class C                              100 Technology
                                                                     Index(5)
--------------------------------------------------------------------------------
   05/01/2000             $9,901                $10,000               $10,000
   05/31/2000             $9,307                 $8,825               $8,639
   06/30/2000            $11,208                $10,315               $9,828
   07/31/2000            $10,901                 $9,796               $9,149
   08/31/2000            $12,861                $10,940               $10,768
   09/30/2000            $11,931                 $9,555               $9,458
   10/31/2000            $10,584                 $8,769               $8,464
   11/30/2000             $7,446                 $6,765               $6,079
   12/31/2000             $7,416                 $6,439               $5,744
   01/31/2001             $8,465                 $7,228               $6,733
   02/28/2001             $6,129                 $5,612               $4,785
   03/31/2001             $5,089                 $4,803               $4,022
   04/30/2001             $6,234                 $5,527               $4,913

ADVISOR CLASS (5/1/00 - 4/30/01)

[LINE GRAPH]

      Date           Franklin Technology         Nasdaq(5)          Merrill Lynch
                        Fund - Advisor                            100 Technology
                                                                     Index(5)
--------------------------------------------------------------------------------
   05/01/2000              $10,000               $10,000              $10,000
   05/31/2000               $9,410                $8,825              $8,639
   06/30/2000              $11,340               $10,315              $9,828
   07/31/2000              $11,060                $9,796              $9,149
   08/31/2000              $13,050               $10,940              $10,768
   09/30/2000              $12,110                $9,555              $9,458
   10/31/2000              $10,760                $8,769              $8,464
   11/30/2000               $7,570                $6,765              $6,079
   12/31/2000               $7,540                $6,439              $5,744
   01/31/2001               $8,620                $7,228              $6,733
   02/28/2001               $6,250                $5,612              $4,785
   03/31/2001               $5,190                $4,803              $4,022
   04/30/2001               $6,420                $5,527              $4,913

AVERAGE ANNUAL TOTAL RETURN


CLASS C                                                                  4/30/01
--------------------------------------------------------------------------------
1-Year                                                                   -37.66%

Since Inception (5/1/00)                                                 -37.66%

AVERAGE ANNUAL TOTAL RETURN


ADVISOR CLASS                                                            4/30/01
--------------------------------------------------------------------------------
1-Year                                                                   -35.80%

Since Inception (5/1/00)                                                 -35.80%


5. Source: Standard & Poor's Micropal. The Nasdaq Composite Index measures all Nasdaq domestic and non-U.S.-based common stocks listed on The Nasdaq Stock Market. The index is market value-weighted and includes over 4,000 companies. The Merrill Lynch 100 Technology Index is an equal dollar index of 100 stocks designed to measure the performance of a cross section of large, actively traded technology stocks and American Depositary Receipts. The index was developed with a base value of 200 as of 1/30/98.

Past performance does not guarantee future results.

FRANKLIN STRATEGIC SERIES
Financial Highlights


FRANKLIN BIOTECHNOLOGY DISCOVERY FUND

                                                                                      Year Ended April 30,
                                                             -----------------------------------------------------------------------
                                                                 2001                2000              1999              1998(c)
                                                             -----------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..................        $    60.44            $  23.41          $ 26.89          $    25.00
                                                             -----------------------------------------------------------------------
Income from investment operations:
  Net investment loss(a) ............................              (.39)               (.23)            (.10)               (.05)
  Net realized and unrealized gains (losses) ........             (2.08)              37.32            (2.96)               1.99
                                                             -----------------------------------------------------------------------
Total from investment operations ....................             (2.47)              37.09            (3.06)               1.94
                                                             -----------------------------------------------------------------------
Less distributions from net realized gains ..........              (.19)               (.06)            (.42)               (.05)
                                                             -----------------------------------------------------------------------
Net asset value, end of year ........................        $    57.78            $  60.44          $ 23.41          $    26.89
                                                             =======================================================================

Total return(b) .....................................             (4.14)%            158.78%          (11.46)%              7.78%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .....................        $1,010,844            $918,473          $69,450          $   73,546
Ratios to average net assets:
  Expenses ..........................................              1.09%               1.13%            1.52%               1.50%(d)
  Expenses excluding waiver and payments by affiliate              1.09%               1.13%            1.52%               1.61%(d)
  Net investment loss ...............................              (.54)%              (.40)%           (.40)%             (.44)%(d)
Portfolio turnover rate .............................             46.82%              40.87%           97.62%              75.50%

(a) Based on average shares outstanding effective year ended April 30, 2000.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)      For the period September 15, 1997 (effective date) to April 30, 1998.

(d)      Annualized

                       See notes to financial statements.

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS, APRIL 30, 2001

    FRANKLIN BIOTECHNOLOGY
    DISCOVERY FUND                          COUNTRY                 SHARES             VALUE
-----------------------------------------------------------------------------------------------
    COMMON STOCKS 88.6%
    BIOTECHNOLOGY 72.2%
(a) Abgenix Inc. .................        United States              795,000        $ 29,812,500
(a) Adolor Corp. .................        United States              328,700           5,275,635
(a) Affymetrix Inc. ..............        United States              225,100           7,439,555
(a) Alkermes Inc. ................        United States              578,800          17,734,432
(a) Amgen Inc. ...................        United States            1,325,900          81,065,526
(a) Biogen Inc. ..................        United States              530,200          34,282,732
(a) Celgene Corp. ................        United States              221,000           3,905,070
(a) Cephalon Inc. ................        United States              207,600          13,224,120
(a) Chiron Corp. .................        United States              675,000          32,406,750
(a) COR Therapeutics Inc. ........        United States            1,540,000          47,740,000
(a) Cubist Pharmaceuticals Inc. ..        United States              477,400          14,856,688
(a) Epoch Biosciences Inc. .......        United States               89,000             302,600
(a) Exelixis Inc. ................        United States              233,900           3,204,430
(a) Genentech Inc. ...............        United States              760,000          39,900,000
(a) Genmab AS, Br. ...............           Denmark                 408,900           6,800,185
(a) Genzyme Corp-General Division         United States              364,000          39,665,080
(a) Gilead Sciences Inc. .........        United States              929,000          45,502,420
(a) Human Genome Sciences Inc. ...        United States               54,000           3,468,420
(a) ICOS Corp. ...................        United States              133,200           7,673,652
(a) IDEC Pharmaceuticals Corp. ...        United States              572,800          28,181,760
(a) ILEX Oncology Inc. ...........        United States              475,800           8,802,300
(a) Immunomedics Inc. ............        United States              637,500           8,721,000
(a) Invitrogen Corp. .............        United States              500,000          35,255,000
(a) Kosan Biosciences Inc., C ....        United States            1,357,791          11,568,379
(a) Luminex Corp. ................        United States              237,700           3,334,931
(a) Medarex Inc. .................        United States              412,000           9,850,920
(a) MedImmune Inc. ...............        United States              882,000          34,530,300
(a) Neurocrine Biosciences Inc. ..        United States              300,000           7,605,000
(a) NPS Pharmaceuticals Inc. .....        United States              411,300          12,421,260
(a) OSI Pharmaceuticals Inc. .....        United States              270,200          13,872,068
(a) Oxford GlycoSciences PLC .....        United Kingdom             575,000           8,288,800
    Serono SA, B .................         Switzerland                25,430          20,961,409
(a) SuperGen Inc. ................        United States              617,000           6,663,600
(a) Texas Biotechnology Corp. ....        United States              715,100           5,077,210
(a) Third Wave Technologies Inc ..        United States               50,900             267,225
(a) Titan Pharmaceuticals Inc. ...        United States              596,600          21,030,150
(a) Trimeris Inc. ................        United States              143,300           5,039,861
(a) Vertex Pharmaceuticals Inc. ..        United States              350,000          13,496,000
(a) ViroPharma Inc. ..............        United States              700,000          25,928,000
(a) Xoma Ltd. ....................        United States            1,272,000          14,233,680
                                                                                    -----------
                                                                                    729,388,648
                                                                                    -----------

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS, APRIL 30, 2001 (CONT.)

        FRANKLIN BIOTECHNOLOGY DISCOVERY FUND                    COUNTRY              SHARES           VALUE
--------------------------------------------------------------------------------------------------------------
        COMMON STOCKS (CONT.)
(a)     ELECTRONIC EQUIPMENT/INSTRUMENTS 1.7%
        Caliper Technologies Corp. ..........................   United States          270,000     $  6,210,000
        Waters Corp. ........................................   United States          215,300       11,238,660
                                                                                                   ------------
                                                                                                     17,448,660
                                                                                                   ------------
        MEDICAL SPECIALTIES 8.7%
(a)     Aerogen Inc. ........................................   United States          305,000        1,122,400
        Applera Corp-Applied Biosystems Group ...............   United States          450,000       14,427,000
(a)     Argonaut Technologies Inc. ..........................   United States            3,200           15,168
(a)     Digene Corp. ........................................   United States          170,700        3,576,165
(a),(d) Fusion Medical Technologies Inc. ....................   United States          730,000        4,234,000
(a)     Inhale Therapeutic Systems Inc. .....................   United States        1,340,800       44,648,640
(a)     Molecular Devices Corp. .............................   United States          152,600        2,937,550
(a)     Packard BioScience Co. ..............................   United States          701,400        4,874,730
(a)     Qiagen N.V ..........................................    Netherlands           250,000        6,600,000
(a)     Visible Genetics Inc. ...............................       Canada             381,385        5,785,610
                                                                                                   ------------
                                                                                                     88,221,263
                                                                                                   ------------
(a)     OTHER PHARMACEUTICALS 5.9%
        Angiotech Pharmaceuticals Inc. ......................      Canada              287,300       12,468,820
        Aviron ..............................................   United States          735,900       36,213,639
        Collateral Therapeutics Inc. ........................   United States          278,000        2,296,280
        Sepracor Inc. .......................................   United States          323,800        8,535,369
                                                                                                   ------------
                                                                                                     59,514,108
                                                                                                   ------------
(a)     SERVICES TO THE HEALTH INDUSTRY .1%
        Medichem Life Sciences Inc. .........................   United States          490,100          882,180
                                                                                                   ------------
        TOTAL COMMON STOCKS (COST $919,443,776) .............                                       895,454,859
                                                                                                   ------------

(a),(c) PREFERRED STOCKS 1.0%
        Fibrogen Inc., pfd., E (COST $10,000,002) ...........   United States        2,227,172       10,000,002
                                                                                                   ------------
        TOTAL LONG TERM INVESTMENTS (COST $929,443,778) ....                                        905,454,861
                                                                                                   ------------
        SHORT TERM INVESTMENTS 8.9%
(b)     MONEY FUND 2.1%
        Franklin Institutional Fiduciary Trust Money
          Market Portfolio (COST $89,900,682) ...............   United States       89,900,682       89,900,682
                                                                                                   ------------
        TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS
          (COST $1,019,344,460) .............................                                       995,355,543
                                                                                                   ------------

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS, APRIL 30, 2001 (CONT.)


                                                                                                       PRINCIPAL
         FRANKLIN BIOTECHNOLOGY DISCOVERY FUND                                            COUNTRY        AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------------------
(e),(f)  REPURCHASE AGREEMENTS 6.8%
         Bear, Stearns & Co., Inc., 4.55%, 5/01/01, (Maturity Value $17,279,367) ....  United States  $17,277,183       $17,277,183
           Collateralized by U.S. Treasury Notes
         BNP Paribas Securities Corp. 4.51%, 5/01/01, (Maturity Value $17,279,328) ..  United States   17,277,164        17,277,164
           Collateralized by U.S. Treasury Notes
         Greenwich Capital Markets Inc., 4.50%, 5/01/01, (Maturity Value $17,279,319)  United States   17,277,159        17,277,159
           Collateralized by U.S. Treasury Notes
         UBS Warburg LLC, 4.53%, 5/01/01, (Maturity Value $17,278,348) ..............  United States   17,276,174        17,276,174
           Collateralized by U.S. Treasury Notes and Bonds
                                                                                                                     --------------
         TOTAL REPURCHASE AGREEMENTS (COST $69,107,680) .............................                                    69,107,680
                                                                                                                     --------------
         TOTAL INVESTMENTS (COST $1,088,452,140) 105.3% .............................                                 1,064,463,223
         OTHER ASSETS, LESS LIABILITIES (5.3)% ......................................                                   (53,619,543)
                                                                                                                     --------------
         NET ASSETS 100.0% ..........................................................                                $1,010,843,680
                                                                                                                     ==============

(a)      Non-income producing

(b)      See Note 3 regarding investments in the "Sweep Money Fund."

(c)      See Note 6 regarding restricted securities.

(d)      See Note 7 regarding Holdings of 5% Voting Securities.

(e)      See Note 1(d) regarding securities lending.

(f) At April 30, 2001, all repurchase agreements held by the Fund had been entered into on that date.

                       See notes to financial statements.

FRANKLIN STRATEGIC SERIES
Financial Highlights


FRANKLIN GLOBAL COMMUNICATIONS FUND

                                                                                   CLASS A
                                                 -----------------------------------------------------------------------------
                                                                             YEAR ENDED APRIL 30,
                                                 -----------------------------------------------------------------------------
                                                    2001            2000             1999             1998             1997
                                                 -----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........    $  19.98         $  16.97         $  17.36         $  14.46         $  14.28
                                                 -----------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a) ..................          --              .13              .27              .33              .42
  Net realized and unrealized gains (losses).       (7.56)            6.20              .31             4.69             1.35
                                                 -----------------------------------------------------------------------------
Total from investment operations ............       (7.56)            6.33              .58             5.02             1.77
                                                 -----------------------------------------------------------------------------
Less distributions from:
  Net investment income .....................        (.04)            (.35)            (.19)            (.37)            (.38)
  Net realized gains ........................       (1.68)           (2.97)            (.78)           (1.75)           (1.21)
                                                 -----------------------------------------------------------------------------
Total distributions .........................       (1.72)           (3.32)            (.97)           (2.12)           (1.59)
                                                 -----------------------------------------------------------------------------
Net asset value, end of year ................    $  10.70         $  19.98         $  16.97         $  17.36         $  14.46
                                                 =============================================================================

Total return(b) .............................      (39.49)%          38.93%            4.02%           37.02%           12.94%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............    $159,050         $291,103         $199,824         $226,594         $174,023
Ratios to average net assets:
  Expenses ..................................        1.01%             .99%            1.05%            1.03%            1.00%
  Net investment income .....................         .02%             .64%            1.55%            2.02%            2.82%
Portfolio turnover rate .....................      124.61%          132.25%           68.50%           45.51%           47.55%

(a) Based on average shares outstanding effective year ended April 30, 2000.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

FRANKLIN  STRATEGIC  SERIES
Financial Highlights (continued)


FRANKLIN GLOBAL COMMUNICATIONS FUND (CONT.)

                                                                         CLASS B
                                                     -------------------------------------------------
                                                                   YEAR ENDED APRIL 30,
                                                     -------------------------------------------------
                                                       2001               2000             1999(c)
                                                     -------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........        $ 19.80            $ 16.92            $ 15.84
                                                     -------------------------------------------------
Income from investment operations:
  Net investment income (loss)(a) ...........           (.11)              (.08)               .02
  Net realized and unrealized gains (losses)           (7.47)              6.25               1.06
                                                     -------------------------------------------------
Total from investment operations ............          (7.58)              6.17               1.08
                                                     -------------------------------------------------
Less distributions from:
  Net investment income .....................           (.04)              (.32)                --
  Net realized gains ........................          (1.68)             (2.97)                --
                                                     -------------------------------------------------
Total distributions .........................          (1.72)             (3.29)                --
                                                     -------------------------------------------------
Net asset value, end of year ................        $ 10.50            $ 19.80            $ 16.92
                                                     =================================================

Total return(b) .............................         (39.94)%            37.98%              6.82%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............        $ 6,106            $ 4,338            $    79
Ratios to average net assets:
  Expenses ..................................           1.77%              1.74%              1.80%(d)
  Net investment income (loss) ..............           (.73)%             (.38)%              .83%(d)
Portfolio turnover rate .....................         124.61%            132.25%             68.50%

(a) Based on average shares outstanding effective year ended April 30, 2000.

(b) Total return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.

(c)      For the period January 1, 1999 (effective date) to April 30, 1999.

(d)      Annualized

FRANKLIN  STRATEGIC  SERIES
Financial Highlights (continued)


FRANKLIN GLOBAL COMMUNICATIONS FUND (CONT.)

                                                                                        CLASS C
                                                   ---------------------------------------------------------------------------------
                                                                                   YEAR ENDED APRIL 30,
                                                   ---------------------------------------------------------------------------------
                                                      2001              2000              1999              1998              1997
                                                   ---------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........      $  19.79          $  16.85          $  17.25          $  14.37          $  14.24
Income from investment operations:
  Net investment income (loss)(a) ...........          (.11)             (.03)              .14               .24               .32
  Net realized and unrealized gains (losses)          (7.47)             6.16               .32              4.66              1.33
                                                   ---------------------------------------------------------------------------------
Total from investment operations ............         (7.58)             6.13               .46              4.90              1.65
                                                   ---------------------------------------------------------------------------------
Less distributions from:
  Net investment income .....................            --              (.22)             (.08)             (.27)             (.31)
  Net realized gains ........................         (1.68)            (2.97)             (.78)            (1.75)            (1.21)
                                                   ---------------------------------------------------------------------------------
Total distributions .........................         (1.68)            (3.19)             (.86)            (2.02)            (1.52)
                                                   ---------------------------------------------------------------------------------
Net asset value, end of year ................      $  10.53          $  19.79          $  16.85          $  17.25          $  14.37
                                                   =================================================================================

Total return(b) .............................        (39.93)%           37.93%             3.19%            36.21%            12.04%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............      $ 20,939          $ 33,216          $ 16,807          $ 16,324          $  8,467
Ratios to average net assets:
  Expenses ..................................          1.76%             1.74%             1.80%             1.78%             1.77%
  Net investment income (loss) ..............          (.73)%            (.14)%             .81%             1.29%             1.98%
Portfolio turnover rate .....................        124.61%           132.25%            68.50%            45.51%            47.55%

(a) Based on average shares outstanding effective year ended April 30, 2000.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

                       See notes to financial statements.

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS, APRIL 30, 2001

    FRANKLIN GLOBAL COMMUNICATIONS FUND                  COUNTRY                 SHARES            VALUE
----------------------------------------------------------------------------------------------------------
    COMMON STOCKS 89.3%
(a) BROADCASTING 5.5%
    Clear Channel Communications Inc .........        United States              87,000        $ 4,854,600
    Entravision Communications Corp ..........        United States             220,000          2,222,000
    Univision Communications Inc., A .........        United States              72,400          3,164,604
                                                                                               -----------
                                                                                                10,241,204
                                                                                               -----------
(a) CABLE/SATELLITE TV 5.5%
    Charter Communications Inc., A ...........        United States             144,400          3,091,604
    Comcast Corp., A .........................        United States              72,700          3,192,257
    EchoStar Communications Corp., A .........        United States             134,000          4,014,640
                                                                                               -----------
                                                                                                10,298,501
                                                                                               -----------
(a) COMPUTER COMMUNICATIONS 1.6%
    Foundry Networks Inc .....................        United States             108,000          1,603,800
    Redback Networks Inc .....................        United States              77,000          1,466,080
                                                                                               -----------
                                                                                                 3,069,880
                                                                                               -----------
(a) COMPUTER PROCESSING HARDWARE .9%
    Palm Inc .................................        United States             210,000          1,682,100
                                                                                               -----------

(a) DATA PROCESSING SERVICES 1.2%
    Amdocs Ltd ...............................        United States              38,300          2,255,870
                                                                                               -----------
    ELECTRICAL PRODUCTS .8%
    Furukawa Electric Co. Ltd ................            Japan                 120,000          1,432,792
                                                                                               -----------
(a) ELECTRONIC EQUIPMENT/INSTRUMENTS 3.9%
    Agilent Technologies Inc .................        United States              84,000          3,276,840
    JDS Uniphase Corp ........................        United States              38,000            812,820
    Tektronix Inc ............................        United States             132,800          3,213,760
                                                                                               -----------
                                                                                                 7,303,420
                                                                                               -----------
(a) INTERNET SOFTWARE/SERVICES 2.0%
    Genuity Inc ..............................        United States             620,000          1,785,600
    Openwave Systems Inc .....................        United States              55,000          1,903,550
                                                                                               -----------
                                                                                                 3,689,150
                                                                                               -----------
    MAJOR TELECOMMUNICATIONS 21.5%
(a) Alaska Communications Systems Holdings Inc        United States              51,400            290,410
    Alltel Corp ..............................        United States              80,500          4,396,105
    AT&T Corp ................................        United States             191,500          4,266,620
    BellSouth Corp ...........................        United States              99,400          4,170,824
    British Telecommunications PLC ...........        United Kingdom            385,000          3,062,769
    Cable & Wireless PLC .....................        United Kingdom              2,285             16,854
(a) France Telecom SA ........................            France                 41,500          3,016,924
    Korea Telecom Corp .......................         South Korea               66,870          3,198,793
    Nippon Telegraph & Telephone Corp ........            Japan                     470          2,986,603
(a) NTL Inc ..................................        United States              97,500          2,836,275
    SBC Communications Inc ...................        United States              70,000          2,887,500

FRANKLIN  STRATEGIC  SERIES
STATEMENT OF INVESTMENTS, APRIL 30, 2001 (CONT.)

    FRANKLIN GLOBAL COMMUNICATIONS FUND                  COUNTRY                SHARES           VALUE
---------------------------------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
    MAJOR TELECOMMUNICATIONS (CONT.)
    Sprint Corp. (FON Group) .................        United States            146,000        $ 3,121,480
(a) Telefonica SA, ADR .......................            Spain                 55,848          2,806,920
(a) UnitedGlobalCom Inc., A ..................        United States            184,300          2,953,868
                                                                                              -----------
                                                                                               40,011,945
                                                                                              -----------
(a) MEDIA CONGLOMERATES 1.8%
    AOL Time Warner Inc ......................        United States             68,000          3,434,000
                                                                                              -----------
(a) PACKAGED SOFTWARE 1.5%
    VERITAS Software Corp ....................        United States             45,600          2,718,216
                                                                                              -----------
    SEMICONDUCTORS 3.8%
(a) Agere Systems ............................        United States            274,400          1,920,800
    Infineon Technologies AG, ADR ............           Germany                65,000          2,772,900
(a) Intersil Holding Corp ....................        United States             74,300          2,395,432
                                                                                              -----------
                                                                                                7,089,132
                                                                                              -----------
    SPECIALTY TELECOMMUNICATIONS 9.6%
    Allegiance Telecom Inc ...................        United States            107,000          1,924,930
    Centurytel Inc ...........................        United States            139,300          3,786,174
    Embratel Participacoes SA, ADR, pfd ......           Brazil                 81,900            742,833
    General Motors Corp., H ..................        United States            151,000          3,208,750
(a) Global Crossing Ltd ......................           Bermuda               184,500          2,311,785
(a) Level 3 Communications Inc ...............        United States             72,000          1,024,560
(a) Pinnacle Holdings Inc ....................        United States            120,100          1,062,885
(a) Qwest Communications International Inc ...        United States             85,300          3,488,770
(a) XO Communications Inc ....................        United States             63,500            249,555
                                                                                              -----------
                                                                                               17,800,242
                                                                                              -----------
    TELECOMMUNICATIONS EQUIPMENT 12.0%
(a) Advanced Fibre Communications Inc ........        United States            147,800          2,318,982
    Motorola Inc .............................        United States            243,600          3,787,980
    Nokia Corp., ADR .........................           Finland                90,400          3,090,776
(a) Polycom Inc ..............................        United States            151,900          3,528,637
(a) Powerwave Technologies Inc ...............        United States            104,000          1,889,680
(a) QUALCOMM Inc .............................        United States             25,000          1,434,000
    Scientific-Atlanta Inc ...................        United States             56,000          3,232,880
(a) Sonus Networks Inc .......................        United States             28,800            733,248
    Telefonaktiebolaget LM Ericsson AB, B, ADR           Sweden                354,500          2,279,435
                                                                                              -----------
                                                                                               22,295,618
                                                                                              -----------
WIRELESS COMMUNICATIONS 17.7%
(a) AT&T Wireless Group ......................        United States            172,000          3,457,200
(a) China Mobile (Hong Kong) Ltd., ADR .......            China                120,500          3,051,060
(a) Leap Wireless International Inc ..........        United States            127,000          4,427,220
(a) Microcell Telecommunications Inc., B .....           Canada                 43,900            402,857
(a) Nextel Communications Inc., A ............        United States             97,800          1,589,250
(a) Nextel Partners Inc., A ..................        United States            127,300          2,188,287
    SK Telecom Co. Ltd., ADR .................         South Korea             139,000          2,925,950

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS, APRIL 30, 2001 (CONT.)

        FRANKLIN GLOBAL COMMUNICATIONS FUND                             COUNTRY           SHARES                 VALUE
-------------------------------------------------------------------------------------------------------------------------
        COMMON STOCKS (CONT.)
        WIRELESS COMMUNICATIONS (CONT.)
(a)     Sprint Corp. (PCS Group)                                      United States        60,200           $  1,542,926
(a)     U.S. Cellular Corp                                            United States        50,400              3,326,400
        Vodafone Group PLC, ADR                                      United Kingdom       125,200              3,791,056
(a)     VoiceStream Wireless Corp                                     United States        19,948              2,094,540
(a)     Western Wireless Corp., A                                     United States        90,600              4,034,419
                                                                                                            ------------
                                                                                                              32,831,165
                                                                                                            ------------
        TOTAL COMMON STOCKS (COST $189,812,833)                                                              166,153,235
                                                                                                            ------------
(a),(c) PREFERRED STOCKS .3%
        Kestrel Solutions, pfd., D (COST $1,249,994)                  United States        95,932                575,592
                                                                                                            ------------
        TOTAL LONG TERM INVESTMENTS (COST $191,062,827)                                                      166,728,827
                                                                                                            ------------

(b)     SHORT TERM INVESTMENTS 11.2%
        Franklin Institutional Fiduciary Trust Money
          Market Portfolio (COST $20,890,814)                         United States    20,890,814             20,890,814
                                                                                                            ------------

        TOTAL INVESTMENTS (COST $211,953,641) 100.8%                                                         187,619,641
        OTHER ASSETS, LESS LIABILITIES (.8)%                                                                  (1,524,990)
                                                                                                            ------------
        NET ASSETS 100.0%                                                                                   $186,094,651
                                                                                                            ============

(a)      Non-income producing

(b)      See Note 3 regarding investments in the "Sweep Money Fund."

(c)      See Note 6 regarding restricted securities.

                       See notes to financial statements.

FRANKLIN STRATEGIC SERIES
Financial Highlights


FRANKLIN GLOBAL HEALTH CARE FUND

                                                                                       CLASS A
                                                   --------------------------------------------------------------------------------
                                                                                  YEAR ENDED APRIL 30,
                                                   --------------------------------------------------------------------------------
                                                      2001              2000             1999             1998              1997
                                                   --------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........      $  20.29          $  13.88         $  19.28         $  16.11          $  19.34
                                                   --------------------------------------------------------------------------------
Income from investment operations:
  Net investment loss(a) ....................          (.10)             (.12)            (.16)            (.14)             (.06)
  Net realized and unrealized gains (losses)           4.71              6.53            (5.23)            4.58             (2.75)
                                                   --------------------------------------------------------------------------------
Total from investment operations ............          4.61              6.41            (5.39)            4.44             (2.81)
                                                   --------------------------------------------------------------------------------
Less distributions from:
  Net investment income .....................          (.11)               --               --             (.09)             (.04)
  Net realized gains ........................         (1.50)               --             (.01)           (1.18)             (.38)
                                                   --------------------------------------------------------------------------------
Total distributions .........................         (1.61)               --             (.01)           (1.27)             (.42)
                                                   --------------------------------------------------------------------------------
Net asset value, end of year ................      $  23.29          $  20.29         $  13.88         $  19.28          $  16.11
                                                   ================================================================================

Total return(b) .............................         22.00%            46.18%          (27.95)%          28.22%           (14.71)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............      $131,063          $ 90,563         $ 74,252         $176,545          $150,653
Ratios to average net assets:
  Expenses ..................................          1.17%             1.52%            1.34%            1.15%             1.14%
  Net investment loss .......................          (.40)%            (.70)%           (.72)%           (.67)%            (.39)%
Portfolio turnover rate .....................        131.79%           123.48%           66.54%           66.84%            73.17%

(a) Based on average shares outstanding effective year ended April 30, 2000.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

FRANKLIN STRATEGIC SERIES
Financial Highlights (continued)


FRANKLIN GLOBAL HEALTH CARE FUND (CONT.)

                                                                       CLASS B
                                                   --------------------------------------------------
                                                                 YEAR ENDED APRIL 30,
                                                   --------------------------------------------------
                                                      2001              2000               1999(c)
                                                   --------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........      $  20.09          $  13.84           $  16.97
                                                   --------------------------------------------------
Income from investment operations:
  Net investment loss(a) ....................          (.29)             (.26)              (.03)
  Net realized and unrealized gains (losses)           4.67              6.51              (3.10)
                                                   --------------------------------------------------
Total from investment operations ............          4.38              6.25              (3.13)
                                                   --------------------------------------------------
Less distributions from:
  Net investment income .....................          (.04)               --                 --
  Net realized gains ........................         (1.50)               --                 --
                                                   --------------------------------------------------
Total distributions .........................         (1.54)               --                 --
                                                   --------------------------------------------------
Net asset value, end of year ................      $  22.93          $  20.09           $  13.84
                                                   ==================================================

Total return(b) .............................         21.06%            45.16%            (18.44)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............      $ 12,873          $  3,037           $    208
Ratios to average net assets:
  Expenses ..................................          1.92%             2.27%              1.84%(d)
  Net investment loss .......................         (1.17)%           (1.44)%            (1.22)%(d)
Portfolio turnover rate .....................        131.79%           123.48%             66.54%

(a) Based on average shares outstanding effective year ended April 30, 2000.

(b) Total return does not reflect contingent deferred sales charge, and is not annualized for periods less than one year.

(c)      For the period January 1, 1999 (effective date) to April 30, 1999.

(d)      Annualized

FRANKLIN STRATEGIC SERIES
Financial Highlights (continued)


FRANKLIN GLOBAL HEALTH CARE FUND (CONT.)


                                                                                  CLASS C
                                                   --------------------------------------------------------------------------
                                                                            YEAR ENDED APRIL 30,
                                                   --------------------------------------------------------------------------
                                                     2001           2000           1999           1998           1997(c)
                                                   --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........      $ 19.89        $ 13.71        $ 19.17        $ 16.07          $ 17.37
                                                   --------------------------------------------------------------------------
Income from investment operations:
  Net investment loss(a) ....................         (.28)          (.23)          (.29)          (.20)            (.07)
  Net realized and unrealized gains (losses)          4.61           6.41          (5.16)          4.48             (.85)
                                                   --------------------------------------------------------------------------
Total from investment operations ............         4.33           6.18          (5.45)          4.28             (.92)
                                                   --------------------------------------------------------------------------
Less distributions from net realized gains ..        (1.50)            --           (.01)         (1.18)            (.38)
                                                   --------------------------------------------------------------------------
Net asset value, end of year ................      $ 22.72        $ 19.89        $ 13.71        $ 19.17          $ 16.07
                                                   ==========================================================================

Total return(b) .............................        21.05%         45.08%        (28.42)%        27.22%           (5.47)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............      $32,212        $20,398        $13,747        $25,321          $10,099
Ratios to average net assets:
  Expenses ..................................         1.92%          2.27%          2.07%          1.90%            1.92%(d)
  Net investment loss .......................        (1.15)%        (1.44)%        (1.45)%        (1.44)%          (1.29)%(d)
Portfolio turnover rate .....................       131.79%        123.48%         66.54%         66.84%           73.17%

(a) Based on average shares outstanding effective year ended April 30, 2000.

(b) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(c)      For the period September 3, 1996 (effective date) to April 30, 1997.

(d)      Annualized

                       See notes to financial statements.

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS, APRIL 30, 2001


                                                                                                             SHARES/
     FRANKLIN GLOBAL HEALTH CARE FUND                                                        COUNTRY         WARRANTS       VALUE
------------------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS AND WARRANTS 88.1%
  (a)BIOTECHNOLOGY 22.9%
     Abgenix Inc. ....................................................................     United States       89,000  $  3,337,500
     Amgen Inc. ......................................................................     United States       75,100     4,591,614
     Biogen Inc. .....................................................................     United States       13,200       853,512
     COR Therapeutics Inc. ...........................................................     United States      200,100     6,203,100
     Genentech Inc. ..................................................................     United States      105,300     5,528,250
     Genzyme Corp-General Division ...................................................     United States       23,000     2,506,310
     Gilead Sciences Inc. ............................................................     United States      146,800     7,190,264
     Invitrogen Corp. ................................................................     United States       13,100       923,681
     NPS Pharmaceuticals Inc. ........................................................     United States       24,300       733,860
     Ortec International Inc. ........................................................     United States      222,222     1,388,888
     OSI Pharmaceuticals Inc. ........................................................     United States        7,400       379,916
     Titan Pharmaceuticals Inc. ......................................................     United States      135,900     4,790,475
     ViroPharma Inc. .................................................................     United States       52,000     1,926,080
                                                                                                                       -------------
                                                                                                                         40,353,450
                                                                                                                       -------------
     GENERIC PHARMACEUTICALS 4.7%
     Ivax Corp. ......................................................................     United States       55,300     2,214,765
  (a)Watson Pharmaceuticals Inc. .....................................................     United States      120,400     5,995,920
                                                                                                                       -------------
                                                                                                                          8,210,685
                                                                                                                       -------------
     HOSPITAL/NURSING MANAGEMENT 7.5%
     HCA-The Healthcare Co. ..........................................................     United States       49,000     1,896,300
  (a)Paracelsus Healthcare Corp. .....................................................     United States       43,365            72
     Select Medical Corp. ............................................................     United States       88,500     1,170,855
  (a)Tenet Healthcare Corp. ..........................................................     United States       77,800     3,472,992
  (a)Triad Hospitals Inc. ............................................................     United States      164,000     5,152,880
  (a)Universal Health Services Inc., B ...............................................     United States       17,600     1,579,776
                                                                                                                       -------------
                                                                                                                         13,272,875
                                                                                                                       -------------
     HOUSEHOLD/PERSONAL CARE
     Givaudan AG .....................................................................      Switzerland           100        26,400
                                                                                                                       -------------
     MAJOR PHARMACEUTICALS 20.6%
     Abbott Laboratories .............................................................     United States      106,500     4,939,470
     American Home Products Corp. ....................................................     United States       58,000     3,349,500
     Bristol-Myers Squibb Co. ........................................................     United States      124,000     6,944,000
     Glaxosmithkline PLC, ADR ........................................................    United Kingdom       34,200     1,832,094
     Pfizer Inc. .....................................................................     United States      207,400     8,980,420
     Pharmacia Corp. .................................................................     United States      132,350     6,916,611
     Roche Holding AG ................................................................      Switzerland           100       718,218
     Schering-Plough Corp. ...........................................................     United States       65,900     2,539,786
                                                                                                                       -------------
                                                                                                                         36,220,099
                                                                                                                       -------------
     MANAGED HEALTH CARE 4.7%
  (a)Caremark RX Inc. ................................................................     United States      299,900     4,753,415
     CIGNA Corp. .....................................................................     United States       16,000     1,707,200
     UnitedHealth Group Inc. .........................................................     United States       27,500     1,800,700
                                                                                                                       -------------
                                                                                                                          8,261,315
                                                                                                                       -------------

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS, APRIL 30, 2001 (CONT.)


                                                                                                             SHARES/
     FRANKLIN GLOBAL HEALTH CARE FUND                                                        COUNTRY         WARRANTS       VALUE
------------------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS AND WARRANTS (CONT.)
     MEDICAL SPECIALTIES 12.6%
  (a)Argonaut Technologies Inc. ........................................................   United States        4,600  $     21,804
     Baxter International Inc. .........................................................   United States       43,000     3,919,450
  (a)Cerus Corp. .......................................................................   United States          600        33,330
     Cooper Cos. Inc. ..................................................................   United States       46,000     2,042,400
  (a)Cryolife Inc. .....................................................................   United States       91,800     2,432,700
  (a)Digene Corp. ......................................................................   United States       66,000     1,382,700
  (a)Inhale Therapeutic Systems Inc. ...................................................   United States      181,400     6,040,620
  (a)Inverness Medical Technology Inc. .................................................   United States       56,700     1,984,500
  (a)North American Scientific Inc. ....................................................   United States       77,900     1,031,396
  (a)ORATEC Interventions Inc. .........................................................   United States      275,300     1,704,107
  (a)Pharsight Corp. ...................................................................   United States       16,000        49,440
  (a)Visible Genetics Inc. .............................................................      Canada          107,400     1,629,258
                                                                                                                       -------------
                                                                                                                         22,271,705
                                                                                                                       -------------
     OTHER PHARMACEUTICALS 11.5%
  (a)Andrx Group .......................................................................   United States       62,500     3,687,500
  (a)Angiotech Pharmaceuticals Inc. ....................................................      Canada           60,800     2,638,720
  (a)Aviron ............................................................................   United States       83,600     4,113,956
     FH Faulding & Co. Ltd. ............................................................     Australia        174,639       990,083
  (a)King Pharmaceuticals Inc. .........................................................   United States      113,300     4,773,329
  (a)Salix Pharmaceuticals Ltd. ........................................................      Canada          176,000     3,141,600
  (a)Sepracor Inc. .....................................................................   United States       33,100       872,516
                                                                                                                       -------------
                                                                                                                         20,217,704
                                                                                                                       -------------
  (a)SERVICES TO THE HEALTH INDUSTRY 3.6%
     AdvancePCS ........................................................................   United States       31,200     1,797,120
     Laboratory Corp. of America Holdings ..............................................   United States       27,000     3,807,000
     Per-Se Technologies Inc., wts., 7/08/03 ...........................................   United States        1,719           211
     Specialty Laboratories Inc. .......................................................   United States       21,600       721,438
                                                                                                                       -------------
                                                                                                                          6,325,769
                                                                                                                       -------------
     TOTAL COMMON STOCKS AND WARRANTS (COST $135,598,153) ..............................                                155,160,002
                                                                                                                       -------------
(a,c)PREFERRED STOCKS .4%
     Masimo Corp., pfd., F (COST $1,500,004) ...........................................   United States      136,364       750,002
                                                                                                                       -------------
     TOTAL LONG TERM INVESTMENTS (COST $137,098,157) ...................................                                155,910,004
                                                                                                                       -------------
  (b)SHORT TERM INVESTMENTS 9.9%
     Franklin Institutional Fiduciary Trust Money Market Portfolio (COST $17,392,665) ..   United States   17,392,665    17,392,665
                                                                                                                       -------------
     TOTAL INVESTMENTS (COST $154,490,822) 98.4% .......................................                                173,302,669
     OTHER ASSETS, LESS LIABILITIES 1.6% ...............................................                                  2,844,757
                                                                                                                       -------------
     NET ASSETS 100.0% .................................................................                               $176,147,426
                                                                                                                       =============

(a)Non-income producing

(b)See Note 3 regarding investments in the "Sweep Money Fund."

(c)See Note 6 regarding restricted securities.


                       See notes to financial statements.

FRANKLIN STRATEGIC SERIES
Financial Highlights

FRANKLIN NATURAL RESOURCES FUND

                                                                                           CLASS A
                                                           ------------------------------------------------------------------------
                                                                                     YEAR ENDED APRIL 30,
                                                           ------------------------------------------------------------------------
                                                             2001            2000            1999            1998            1997
                                                           ------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year .....................   $ 15.74         $ 13.25         $ 15.46         $ 14.07         $ 13.14
                                                           ------------------------------------------------------------------------
Income from investment operations:
 Net investment income(a) ..............................       .12             .05             .12             .10             .09
 Net realized and unrealized gains (losses) ............      3.58            2.52           (2.21)           2.26            1.25
                                                           ------------------------------------------------------------------------
Total from investment operations .......................      3.70            2.57           (2.09)           2.36            1.34
                                                           ------------------------------------------------------------------------
Less distributions from:
 Net investment income .................................      (.08)           (.08)           (.12)           (.09)           (.09)
 Net realized gains ....................................        --              --              --            (.88)           (.32)
                                                           ------------------------------------------------------------------------
Total distributions ....................................      (.08)           (.08)           (.12)           (.97)           (.41)
                                                           ------------------------------------------------------------------------
Net asset value, end of year ...........................   $ 19.36         $ 15.74         $ 13.25         $ 15.46         $ 14.07
                                                           ========================================================================

Total return(b) ........................................     23.55%          19.47%         (13.42)%         17.57%          10.23%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ........................   $58,721         $41,106         $44,014         $62,274         $45,386
Ratios to average net assets:
 Expenses ..............................................      1.01%            .98%            .97%            .96%            .98%
 Expenses excluding waiver and payments by affiliate ...      1.26%           1.43%           1.47%           1.31%           1.31%
 Net investment income .................................       .69%            .39%            .97%            .67%            .72%
Portfolio turnover rate ................................     54.42%          81.52%          74.03%          72.93%          46.31%

(a)Based on average shares outstanding effective year ended April 30, 2000.
(b)Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

FRANKLIN STRATEGIC SERIES
Financial Highlights (continued)

FRANKLIN NATURAL RESOURCES FUND (CONT.)

                                                                                        ADVISOR CLASS
                                                           ------------------------------------------------------------------------
                                                                                     YEAR ENDED APRIL 30,
                                                           ------------------------------------------------------------------------
                                                             2001            2000           1999          1998            1997(c)
                                                           ------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ....................    $  16.24         $ 13.63       $  15.48       $ 14.07        $  14.66
                                                           ------------------------------------------------------------------------
Income from investment operations:
 Net investment income(a) .............................         .19             .07            .19           .23              --
 Net realized and unrealized gains (losses) ...........        3.70            2.63          (1.85)         2.20            (.59)
                                                           ------------------------------------------------------------------------
Total from investment operations ......................        3.89            2.70          (1.66)         2.43            (.59)
                                                           ------------------------------------------------------------------------
Less distributions from:
 Net investment income ................................        (.14)           (.09)          (.19)         (.14)             --
 Net realized gains ...................................          --              --             --          (.88)             --
                                                           ------------------------------------------------------------------------
Total distributions ...................................        (.14)           (.09)          (.19)        (1.02)             --
                                                           ------------------------------------------------------------------------
Net asset value, end of year ..........................    $  19.99         $ 16.24       $  13.63       $ 15.48        $  14.07
                                                           ========================================================================
Total return(b) .......................................       24.06%          19.91%        (10.48)%       18.11%          (4.02)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .......................    $ 13,992         $ 8,791       $    319       $   892        $  1,123
Ratios to average net assets:
 Expenses .............................................         .66%            .65%           .65%          .64%            .64%(d)
 Expenses excluding waiver and payments by affiliate ..         .91%           1.10%          1.15%         1.03%            .86%(d)
 Net investment income ................................        1.03%            .49%          1.29%         1.02%           1.03%(d)
Portfolio turnover rate ...............................       54.42%          81.52%         74.03%        72.93%          46.31%

(a)Based on average shares outstanding effective year ended April 30, 2000.

(b)Total return is not annualized for periods less than one year

(c)For the period January 2, 1997 (effective date) to April 30, 1997.

(d)Annualized


                       See notes to financial statements.

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS, APRIL 30, 2001

   FRANKLIN NATURAL RESOURCES FUND                                                          COUNTRY        SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 93.1%
   ENERGY MINERALS 39.5%
   Anadarko Petroleum Corp. ...........................................................  United States     14,287      $   923,226
(a)Barrett Resources Corp. ............................................................  United States     11,400          733,590
   BP PLC, ADR ........................................................................  United Kingdom    23,400        1,265,472
   Cabot Oil & Gas Corp., A ...........................................................  United States     37,500        1,084,500
(a)Callon Petroleum Co. ...............................................................  United States     50,000          622,000
(a)Chesapeake Energy Corp. ............................................................  United States    238,300        1,977,890
   Conoco Inc., B .....................................................................  United States     91,097        2,771,171
   Devon Energy Corp. .................................................................  United States     32,886        1,940,603
   EOG Resources Inc. .................................................................  United States     28,400        1,317,476
   Exxon Mobil Corp. ..................................................................  United States     30,008        2,658,709
(a)Gulf Indonesia Resources Ltd. ......................................................    Indonesia       40,000          346,000
   Murphy Oil Corp. ...................................................................  United States     10,500          861,000
(a)Newfield Exploration Co. ...........................................................  United States     23,400          842,400
   Petroleo Brasileiro SA (Petrobras), ADR ............................................     Brazil         54,700        1,476,900
   Royal Dutch Petroleum Co., N.Y. shs. ...............................................   Netherlands      24,500        1,458,485
   Shell Transport & Trading Co. PLC, N.Y. shs. .......................................  United Kingdom    34,000        1,703,060
(a)Spinnaker Exploration Co. ..........................................................  United States     23,800        1,082,900
(a)Stone Energy Corp. .................................................................  United States     11,325          562,853
(a)Swift Energy Co. ...................................................................  United States     23,600          751,896
   Texaco Inc. ........................................................................  United States     19,900        1,438,372
   Tosco Corp. ........................................................................  United States     23,400        1,077,570
(a)Triton Energy Ltd. .................................................................  United States     18,000          451,980
   Unocal Corp. .......................................................................  United States     17,000          648,720
   USX-Marathon Group Inc. ............................................................  United States     23,000          735,080
                                                                                                                       -------------
                                                                                                                        28,731,853
                                                                                                                       -------------
   INDUSTRIAL SERVICES 29.4%
(a)Atwood Oceanics Inc. ...............................................................  United States     12,000          535,800
   Baker Hughes Inc. ..................................................................  United States     34,900        1,371,221
(c)Bouygues Offshore SA ...............................................................     France         16,616          830,822
(a)Cal Dive International Inc. ........................................................  United States     55,800        1,562,958
   Dynegy Inc. ........................................................................  United States     28,400        1,642,940
   Enron Corp. ........................................................................  United States     15,900          997,248
(a)Global Marine Inc. .................................................................  United States     27,100          779,125
(a)Grant Prideco Inc. .................................................................  United States     41,700          834,000
(a)Grey Wolf Inc. .....................................................................  United States    295,000        1,888,000
(a)Gulf Island Fabrication Inc. .......................................................  United States     37,000          573,500
   Halliburton Co. ....................................................................  United States      4,800          207,408
(a)Oceaneering International Inc. .....................................................  United States     15,000          357,000
(a)Oil States International Inc. ......................................................  United States     75,000          787,500
(a)Parker Drilling Co. ................................................................  United States    161,000        1,006,250
(a)Stolt Offshore SA, ADR .............................................................  United Kingdom    50,000          703,500
(a)Superior Energy Services Inc. ......................................................  United States     93,000        1,106,700
   Transocean Sedco Forex Inc. ........................................................  United States     34,000        1,845,520
(a)Trico Marine Services Inc. .........................................................  United States     48,500          702,280
(a)Universal Compression Holdings Inc. ................................................  United States      9,100          327,600
(a)Varco International Inc. ...........................................................  United States     37,255          871,022

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS, APRIL 30, 2001 (CONT.)

   FRANKLIN NATURAL RESOURCES FUND                                                          COUNTRY        SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   INDUSTRIAL SERVICES (CONT.)
(a)Weatherford International Inc. .....................................................  United States     31,400      $ 1,828,422
   Williams Cos. Inc. .................................................................  United States     14,100          594,597
                                                                                                                       -------------
                                                                                                                        21,353,413
                                                                                                                       -------------
(a)MISCELLANEOUS .1%
   Williams Communications Group Inc. .................................................  United States     11,596           52,413
                                                                                                                       -------------

   NON-ENERGY MINERALS 9.8%
   Alcoa Inc. .........................................................................  United States     18,000          745,200
   Barrick Gold Corp. .................................................................     Canada         30,100          494,844
   Franco-Nevada Mining Corp. Ltd. ....................................................     Canada         36,000          421,738
   Ispat International NV, A, N.Y. shs. ...............................................   Netherlands     136,700          375,925
   Newmont Mining Corp. ...............................................................  United States     20,935          381,645
(a)NS Group Inc. ......................................................................  United States     68,000        1,111,120
   Pohang Iron & Steel Co. Ltd., ADR ..................................................   South Korea      51,100        1,022,511
   Rio Tinto PLC ......................................................................  United Kingdom    18,600          377,370
(a)Stillwater Mining Co. ..............................................................  United States     36,100        1,103,577
   Weyerhaeuser Co. ...................................................................  United States     18,900        1,068,417
                                                                                                                       -------------
                                                                                                                         7,102,347
                                                                                                                       -------------
   PROCESS INDUSTRIES 10.3%
(a)China Petroleum & Chemical Corp., ADR ..............................................      China         39,900          722,988
   Domtar Inc. ........................................................................     Canada         84,200          835,698
   Dow Chemical Co. ...................................................................  United States     43,980        1,471,131
   Eastman Chemical Co. ...............................................................  United States     20,000        1,064,800
   Nova Chemicals Corp. ...............................................................     Canada         34,500          760,725
   Potash Corp. of Saskatchewan Inc. ..................................................     Canada          8,285          475,228
   Praxair Inc. .......................................................................  United States     15,500          733,615
(a)Smurfit-Stone Container Corp. ......................................................  United States     47,500          695,875
   Valspar Corp. ......................................................................  United States     24,200          747,780
                                                                                                                       -------------
                                                                                                                         7,507,840
                                                                                                                       -------------
(a)PRODUCER MANUFACTURING 3.0%
   Active Power Inc. ..................................................................  United States     29,200          652,620
   Beacon Power Corp. .................................................................  United States    108,500          434,000
   Capstone Turbine Corp. .............................................................  United States     26,700          782,310
   Westport Innovations Inc. ..........................................................     Canada         51,000          340,553
                                                                                                                       -------------
                                                                                                                         2,209,483
                                                                                                                       -------------
(a)UTILITIES 1.0%
   NewPower Holdings Inc. .............................................................  United States     54,900          472,140
(c)Reliant Resources Inc. .............................................................  United States      8,100          243,000
                                                                                                                       -------------
                                                                                                                           715,140
                                                                                                                       -------------
   TOTAL COMMON STOCKS (COST $54,895,230) .............................................                                 67,672,489
                                                                                                                       -------------
   CONVERTIBLE PREFERRED STOCKS 2.2%
   Enron Corp., 7.00%, cvt. pfd. ......................................................  United States     17,500          712,249
   IMC Global/Merrill Lynch, 6.25%, cvt. pfd., IGL ....................................  United States     77,000          920,150
                                                                                                                       -------------
   TOTAL CONVERTIBLE PREFERRED STOCKS (COST $1,518,736) ...............................                                  1,632,399
                                                                                                                       -------------
   TOTAL LONG TERM INVESTMENTS (COST $56,413,966) .....................................                                 69,304,888
                                                                                                                       -------------

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS, APRIL 30, 2001 (CONT.)

   FRANKLIN NATURAL RESOURCES FUND                                                          COUNTRY        SHARES          VALUE
------------------------------------------------------------------------------------------------------------------------------------
(b) SHORT TERM INVESTMENTS 8.3%
    Franklin Institutional Fiduciary Trust Money Market Portfolio (Cost $ 6,060,775) ..  United States  6,060,775      $ 6,060,775
                                                                                                                       -------------
    TOTAL INVESTMENTS (COST $62,474,741) 103.6% .......................................                                  75,365,663
    OTHER ASSETS, LESS LIABILITIES (3.6)% .............................................                                  (2,652,032)
                                                                                                                       -------------
    NET ASSETS 100.0% .................................................................                                 $72,713,631
                                                                                                                       =============

(a)Non-income producing
(b)See Note 3 regarding investments in the "Sweep Money Fund."
(c)Sufficient collateral has been segregated for securities traded on a when-issued or delayed delivery basis.


                       See notes to financial statements.

FRANKLIN STRATEGIC SERIES
Financial Highlights

FRANKLIN TECHNOLOGY FUND

                                                                      CLASS A
                                                                  --------------
                                                                    YEAR ENDED
                                                                  APRIL 30, 2001
                                                                  --------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................      $ 10.00
                                                                     ---------
Income from investment operations:
 Net investment loss(a) .......................................         (.08)
 Net realized and unrealized losses ...........................        (3.51)
                                                                     ---------
Total from investment operations ..............................        (3.59)
                                                                     ---------
Net asset value, end of year ..................................      $  6.41
                                                                     =========
Total return(b) ...............................................       (36.00)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ...............................      $33,598
Ratios to average net assets:
 Expenses .....................................................         1.40%
 Expenses excluding waiver and payments by affiliate ..........         1.68%
 Net investment loss ..........................................         (.88)%
Portfolio turnover rate .......................................       198.78%

(a)Based on average shares outstanding.

(b)Total return does not reflect sales commissions or contingent deferred sales charges, and is not annualized for periods less than one year.

FRANKLIN STRATEGIC SERIES
Financial Highlights (continued)

FRANKLIN TECHNOLOGY FUND (CONT.)

                                                                    CLASS B
                                                                 --------------
                                                                   YEAR ENDED
                                                                 APRIL 30, 2001
                                                                 --------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........................        $10.00
                                                                 --------------
Income from investment operations:
 Net investment loss(a) .....................................          (.13)
 Net realized and unrealized losses .........................         (3.50)
                                                                 --------------
Total from investment operations ............................         (3.63)
                                                                 --------------
Net asset value, end of year ................................        $ 6.37
                                                                 ==============
Total return(b) .............................................        (36.30)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .............................        $5,877
Ratios to average net assets:
 Expenses ...................................................          2.03%
 Expenses excluding waiver and payments by affiliate ........          2.31%
 Net investment loss ........................................         (1.51)%
Portfolio turnover rate .....................................        198.78%


(a)Based on average shares outstanding.

(b)Total return does not reflect contingent deferred sales charges, and is not annualized for periods less than one year.

FRANKLIN STRATEGIC SERIES
Financial Highlights (continued)


FRANKLIN TECHNOLOGY FUND (CONT.)

                                                                     CLASS C
                                                                 --------------
                                                                   YEAR ENDED
                                                                 APRIL 30, 2001
                                                                 --------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ...........................    $    10.00
                                                                 --------------
Income from investment operations:
 Net investment loss(a) ......................................          (.13)
 Net realized and unrealized losses ..........................         (3.51)
                                                                 --------------
Total from investment operations .............................         (3.64)
                                                                 --------------
Net asset value, end of year .................................    $     6.36
                                                                 ==============
Total return(b) ..............................................        (36.40)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ..............................    $   13,471
Ratios to average net assets:
 Expenses ....................................................          2.04%
 Expenses excluding waiver and payments by affiliate .........          2.32%
 Net investment loss .........................................         (1.53)%
Portfolio turnover rate ......................................        198.78%

(a)Based on average shares outstanding.

(b)Total return does not reflect sales commissions or contingent deferred sales charges, and is not annualized for periods less than one year.

FRANKLIN STRATEGIC SERIES
Financial Highlights (continued)

FRANKLIN TECHNOLOGY FUND (CONT.)

                                                                  ADVISOR CLASS
                                                                  --------------
                                                                    YEAR ENDED
                                                                  APRIL 30, 2001
                                                                  --------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................      $ 10.00
                                                                  --------------
Income from investment operations:
 Net investment loss(a) .......................................         (.05)
 Net realized and unrealized losses ...........................        (3.52)
                                                                  --------------
Total from investment operations ..............................        (3.57)
                                                                  --------------
Net asset value, end of year ..................................      $  6.43
                                                                  ==============

Total return(b) ...............................................       (35.80)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ...............................      $11,911
Ratios to average net assets:
 Expenses .....................................................         1.05%
 Expenses excluding waiver and payments by affiliate ..........         1.33%
 Net investment loss ..........................................         (.55)%
Portfolio turnover rate .......................................       198.78%

(a)Based on average shares outstanding.

(b)Total return is not annualized for periods less than one year.


                       See notes to financial statements.

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS, APRIL 30, 2001

    FRANKLIN TECHNOLOGY FUND                  COUNTRY      SHARES       VALUE
--------------------------------------------------------------------------------
    COMMON STOCKS 95.1%
(a) COMMUNICATIONS 3.0%
    Allegiance Telecom Inc. ............    United States    37,000   $  665,630
    Level 3 Communications Inc. ........    United States    45,000      640,350
    Qwest Communications International Inc. United States    16,200      662,580
                                                                      ----------
                                                                       1,968,560
                                                                      ----------
    ELECTRONIC TECHNOLOGY 55.2%
(a) Agere Systems Inc., A ..............    United States   153,900    1,077,300
(a) Agilent Technologies Inc. ..........    United States    34,000    1,326,340
(a) Apple Computer Inc. ................    United States    27,000      688,230
(a) Avocent Corp. ......................    United States    65,000    1,617,850
(a) Brocade Communications Systems Inc.     United States    18,000      683,820
(a) Celestica Inc. .....................       Canada        16,700      853,370
(a) Centillium Communications Inc. .....    United States    19,000      528,200
(a) CIENA Corp..........................    United States    22,000    1,211,320
(a) Cisco Systems Inc...................    United States    68,000    1,154,640
    Compaq Computer Corp................    United States    65,000    1,137,500
(a) Dell Computer Corp. ................    United States    30,000      788,700
(a) EMC Corp............................    United States    16,000      633,600
(a) Extreme Networks Inc. ..............    United States    33,000    1,085,700
(a) Flextronics International Ltd.......    Singapore        32,000      860,480
(a) Integrated Circuit Systems Inc. ....    United States    37,200      623,844
    Intel Corp. ........................    United States    43,000    1,329,130
    International Business Machines Corp.   United States     6,500      748,410
(a) Intersil Holding Corp. .............    United States    37,000    1,192,880
(a) Jabil Circuit Inc. .................    United States    22,000      638,880
(a) JDS Uniphase Corp. .................    United States    50,000    1,069,500
(a) Juniper Networks Inc. ..............    United States    13,500      796,905
    Linear Technology Corp. ............    United States    18,000      864,720
(a) Micron Technology Inc. .............    United States    27,000    1,225,260
(a) Network Appliance Inc. .............    United States    29,000      659,756
(a) Nokia Corp., ADR ...................       Finland       32,000    1,094,080
(a) Novellus Systems Inc. ..............    United States    13,000      716,950
(a) ONI Systems Corp. ..................    United States    31,500    1,131,795
(a) Palm Inc. ..........................    United States    84,000      672,840
(a) PMC-Sierra Inc. ....................       Canada        16,000      665,920
(a) Polycom Inc. .......................    United States    47,000    1,091,810
(a) Rudolph Technologies Inc. ..........    United States    15,000      721,350
    Scientific-Atlanta Inc. ............    United States    22,000    1,270,060
(a) Semtech Corp. ......................    United States    21,000      604,170
(a) Sierra Wireless Inc. ...............       Canada        18,800      497,260
(a) Sonus Networks Inc. ................    United States    36,000      916,560
(a) Sun Microsystems Inc. ..............    United States    65,000    1,112,800
(a) Tektronix Inc. .....................    United States    47,000    1,137,400
(a) Vitesse Semiconductor Corp. ........    United States    23,500      796,650
(a) Western Digital Corp. ..............    United States   110,000      585,200
                                                                      ----------
                                                                      35,811,180
                                                                      ----------

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS, APRIL 30, 2001 (CONT.)

    FRANKLIN TECHNOLOGY FUND                  COUNTRY       SHARES      VALUE
--------------------------------------------------------------------------------
    COMMON STOCKS (CONT.)
(a) HEALTH TECHNOLOGY 8.8%
    Abgenix Inc. .......................     United States   23,500   $  881,250
    Argonaut Technologies Inc. .........     United States    4,300       20,382
    Aviron .............................     United States   20,500    1,008,805
    Biogen Inc. ........................     United States    9,000      581,940
    Celgene Corp. ......................     United States   34,000      600,780
    COR Therapeutics Inc. ..............     United States   27,000      837,000
    Genentech Inc. .....................     United States   16,500      866,250
    Inhale Therapeutic Systems Inc. ....     United States   26,500      882,450
                                                                      ----------
                                                                       5,678,857
                                                                      ----------
(a) PRODUCER MANUFACTURING 4.8%
    AstroPower Inc. ....................     United States   16,000      670,080
    Beacon Power Corp. .................     United States   21,700       86,800
    Capstone Turbine Corp. .............     United States   15,600      457,080
    Rofin-Sinar Technologies Inc. ......     United States   90,000      900,000
    Varian Inc. ........................     United States   30,000      969,600
                                                                      ----------
                                                                       3,083,560
                                                                      ----------
    TECHNOLOGY SERVICES 23.0%
(a) Actuate Corp. ......................     United States   70,000      875,700
(a) Affiliated Computer Services Inc., A     United States   15,500    1,116,000
(a) Brio Technology Inc. ...............     United States  102,000      617,100
(a) Cadence Design Systems Inc. ........     United States   40,000      828,000
(a) Check Point Software Technologies Ltd.      Israel        9,000      564,570
(a) Concord EFS Inc. ...................     United States   22,000    1,024,100
    Electronic Data Systems Corp. ......     United States   16,000    1,032,000
(a) Evolve Software Inc. ...............     United States   94,400      155,760
(a) HNC Software Inc. ..................     United States   20,000      544,600
(a) Inforte Corp. ......................     United States   35,502      360,345
(a) Interwoven Inc. ....................     United States   70,000    1,024,800
    Jack Henry & Associates Inc. .......     United States   34,000      958,460
(a) Microsoft Corp. ....................     United States   14,000      948,500
    Paychex Inc. .......................     United States   30,000    1,036,800
(a) Predictive Systems Inc. ............     United States   75,000      169,500
(a) Quest Software Inc. ................     United States   29,000    1,066,620
(a) Sapient Corp. ......................     United States   84,000    1,129,800
(a) Siebel Systems Inc. ................     United States   15,000      683,700
(a) VERITAS Software Corp. .............     United States   13,000      774,930
                                                                     -----------
                                                                      14,911,285
                                                                     -----------
(a),(d) UTILITIES .3%
    Reliant Resources Inc. .............     United States    6,900      207,000
                                                                     -----------
    TOTAL COMMON STOCKS (COST $69,678,621)                            61,660,442
                                                                     -----------

FRANKLIN STRATEGIC SERIES
STATEMENT OF INVESTMENTS, APRIL 30, 2001 (CONT.)

       FRANKLIN TECHNOLOGY FUND                                                          COUNTRY           SHARES        VALUE
--------------------------------------------------------------------------------------------------------------------------------

(a),(c) PREFERRED STOCKS .2%
        Micro Photonix Integration Corp., pfd., C (Cost $190,255)                        United States      30,126    $   150,630
                                                                                                                      -----------
        TOTAL LONG TERM INVESTMENTS (Cost $69,868,876)                                                                 61,811,072
                                                                                                                      -----------
(b)     SHORT TERM INVESTMENTS 5.6%
        Franklin Institutional Fiduciary Trust Money Market Portfolio (Cost $3,603,232)  United States   3,603,232      3,603,232
                                                                                                                      -----------
        TOTAL INVESTMENTS (COST $73,472,108) 100.9%                                                                    65,414,304
        OTHER ASSETS, LESS LIABILITIES (.9%)                                                                             (557,156)
                                                                                                                      -----------
        NET ASSETS 100.0%                                                                                             $64,857,148
                                                                                                                      -----------


(a) Non-income producing
(b) See Note 3 regarding investments in the "Sweep Money Fund."
(c) See Note 6 regarding restricted securities.
(d) Sufficient collateral has been segregated for securities traded on a when issued or delayed delivery basis.


                       See notes to financial statements.

FRANKLIN STRATEGIC SERIES
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2001


                                                    FRANKLIN       FRANKLIN GLOBAL   FRANKLIN GLOBAL        FRANKLIN
                                                  BIOTECHNOLOGY     COMMUNICATIONS     HEALTH CARE      NATURAL RESOURCES
                                                 DISCOVERY FUND          FUND             FUND                FUND
                                               --------------------------------------------------------------------------
Assets:
 Investments in securities:
  Cost - Unaffiliated issuers                  $1,079,801,667       $211,953,641       $154,490,822       $62,474,741
  Cost - Non-controlled affiliated issuers          8,650,473                 --                 --                --
                                               ==========================================================================
  Value - Unaffiliated issuers                  1,060,229,223        187,619,641        173,302,669        75,365,663
  Value - Non-controlled affiliated issuers         4,234,000                 --                 --                --
 Receivables:
  Investment securities sold                       12,065,136            587,847          9,737,335           701,776
  Capital shares sold                               2,734,218            113,380            540,430           489,862
  Dividends and interest                               31,242             88,260             73,327           109,458
 Deposits with brokers (Note 1)                     4,415,479                 --                 --                --
                                               --------------------------------------------------------------------------
      Total assets                              1,083,709,298        188,409,128        183,653,761        76,666,759
                                               --------------------------------------------------------------------------
Liabilities:
 Payables:
  Investment securities purchased                         --                  --          4,966,390         2,636,855
  Capital shares redeemed                           2,590,645          1,899,633            311,703         1,197,791
  Affiliates                                          827,363            172,473            189,177            57,466
  Shareholders                                         82,979            202,025             64,327            29,844
 Funds advanced by custodian                              --                  --          1,936,714                --
 Collateral on securities loaned (Note 1)          69,107,680                 --                 --                --
 Other liabilities                                    256,951             40,346             38,024            31,172
                                               --------------------------------------------------------------------------
      Total liabilities                            72,865,618          2,314,477          7,506,335         3,953,128
                                               --------------------------------------------------------------------------
       Net assets, at value                    $1,010,843,680       $186,094,651       $176,147,426       $72,713,631
                                               ==========================================================================
Net assets consist of:
 Undistributed net investment income           $          --        $         --       $         --       $   311,843
 Net unrealized appreciation (depreciation)       (23,988,917)       (24,334,039)        18,799,857        12,890,922
 Accumulated net realized gain (loss)            (132,183,370)       (41,409,494)         1,374,970         1,048,602
 Capital shares                                 1,167,015,967        251,838,184        155,972,599        58,462,264
                                               --------------------------------------------------------------------------
       Net assets, at value                    $1,010,843,680       $186,094,651       $176,147,426       $72,713,631
                                               ==========================================================================

                       See notes to financial statements.

FRANKLIN STRATEGIC SERIES
Financial Statements (continued)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
APRIL 30, 2001


                                                             FRANKLIN       FRANKLIN GLOBAL   FRANKLIN GLOBAL        FRANKLIN
                                                           BIOTECHNOLOGY     COMMUNICATIONS     HEALTH CARE      NATURAL RESOURCES
                                                          DISCOVERY FUND          FUND             FUND                FUND
                                                         --------------------------------------------------------------------------
CLASS A:
 Net assets, at value                                      $1,010,843,680       $159,049,568   $131,062,525         $58,721,187
                                                         --------------------------------------------------------------------------
 Shares outstanding                                            17,493,305         14,863,163      5,627,027           3,033,108
                                                         --------------------------------------------------------------------------
 Net asset value per share(a)                                        $57.78             $10.70         $23.29              $19.36
                                                         --------------------------------------------------------------------------
 Maximum offering price per share
 (net asset value per share / 94.25%)                              $61.31             $11.35         $24.71              $20.54
                                                         --------------------------------------------------------------------------
CLASS B:
 Net assets, at value                                                  --       $  6,105,603   $ 12,872,820                  --
                                                         --------------------------------------------------------------------------
 Shares outstanding                                                    --            581,581        561,440                  --
                                                         --------------------------------------------------------------------------
 Net asset value and maximum offering price per share(a)               --             $10.50         $22.93                  --
                                                         --------------------------------------------------------------------------
CLASS C:
 Net assets, at value                                                  --       $ 20,939,480   $ 32,212,081                  --
                                                         --------------------------------------------------------------------------
 Shares outstanding                                                    --          1,988,437      1,417,510                  --
                                                         --------------------------------------------------------------------------
 Net asset value per share(a)                                          --             $10.53         $22.72                  --
                                                         --------------------------------------------------------------------------
 Maximum offering price per share
 (net asset value per share / 99%)                                     --             $10.64         $22.95                  --
                                                         --------------------------------------------------------------------------
ADVISOR CLASS:
 Net assets, at value                                                  --                 --             --         $13,992,444
                                                         --------------------------------------------------------------------------
 Shares outstanding                                                    --                 --             --             699,963
                                                         --------------------------------------------------------------------------
 Net asset value and maximum offering price per share                  --                 --             --              $19.99
                                                         --------------------------------------------------------------------------




(a) Redemption price is equal to net asset value less any applicable contingent deferred sales charges.


                       See notes to financial statements.

FRANKLIN STRATEGIC SERIES
Financial Statements (continued)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
APRIL 30, 2001


                                                                   FRANKLIN
                                                                  TECHNOLOGY
                                                                     FUND
                                                                -------------
Assets:
 Investments in securities:
 Cost ....................................................      $73,472,108
                                                                =============
  Value ...................................................       65,414,304
 Receivables:
  Investment securities sold ..............................        1,071,670
  Capital shares sold .....................................          128,411
  Dividends and interest ..................................            3,420
                                                                -------------
      Total assets ........................................       66,617,805
                                                                -------------
Liabilities:
 Payables:
  Investment securities purchased .........................        1,495,306
  Capital shares redeemed .................................          219,032
  Affiliates ..............................................           26,078
  Shareholders ............................................            1,864
 Other liabilities ........................................           18,377
                                                                -------------
      Total liabilities ...................................        1,760,657
                                                                -------------
       Net assets, at value ...............................      $64,857,148
                                                                =============
Net assets consist of:
 Undistributed net investment income ......................     $        --
 Net unrealized depreciation ..............................       (8,057,804)
 Accumulated net realized loss ............................      (26,012,455)
 Capital shares ...........................................       98,927,407
                                                                -------------
       Net assets, at value ...............................      $64,857,148
                                                                =============


                       See notes to financial statements.

FRANKLIN STRATEGIC SERIES
Financial Statements (continued)

STATEMENTS OF ASSETS AND LIABILITIES (CONT.)
APRIL 30, 2001


                                                                          FRANKLIN
                                                                         TECHNOLOGY
                                                                            FUND
                                                                        -------------
CLASS A:
 Net assets, at value ...............................................    $33,598,431
                                                                        -------------
 Shares outstanding .................................................      5,244,227
                                                                        -------------
 Net asset value per share(a) .........................................          $6.41
                                                                        -------------
 Maximum offering price per share (net asset value per share / 94.25%)         $6.80
                                                                        -------------
CLASS B:
 Net assets, at value ...............................................    $ 5,876,806
                                                                        -------------
 Shares outstanding .................................................        922,151
                                                                        -------------
 Net asset value and maximum offering price per share(a) ..............          $6.37
                                                                        -------------
CLASS C:
 Net assets, at value ...............................................    $13,470,990
                                                                        -------------
 Shares outstanding .................................................      2,119,049
                                                                        -------------
 Net asset value per share(a) .........................................          $6.36
                                                                        -------------
 Maximum offering price per share (net asset value per share / 99%) .          $6.42
                                                                        -------------
ADVISOR CLASS:
 Net assets, at value ...............................................    $11,910,921
                                                                        -------------
 Shares outstanding .................................................      1,853,315
                                                                        -------------
 Net asset value and maximum offering price per share ...............          $6.43
                                                                        -------------




(a) Redemption price is equal to net asset value less any applicable contingent deferred sales charges.



                       See notes to financial statements.

FRANKLIN STRATEGIC SERIES
Financial Statements (continued)

Statements of Operations
for the year ended April 30, 2001

                                                             FRANKLIN       FRANKLIN GLOBAL   FRANKLIN GLOBAL        FRANKLIN
                                                           BIOTECHNOLOGY     COMMUNICATIONS     HEALTH CARE      NATURAL RESOURCES
                                                          DISCOVERY FUND          FUND             FUND                FUND
                                                         --------------------------------------------------------------------------
Investment income:(a)
 Dividends ..........................................     $  6,300,174       $  2,697,078     $ 1,395,460          $ 1,048,607
 Interest ...........................................          593,696            102,712              --                   --
                                                         --------------------------------------------------------------------------
      Total investment income .......................        6,893,870          2,799,790       1,395,460            1,048,607
                                                         --------------------------------------------------------------------------
Expenses:
 Management fees (Note 3) ...........................        5,505,558          1,380,345       1,004,746              369,327
 Administrative fees (Note 3) .......................        1,489,834                 --              --                   --
 Distribution fees (Note 3)
  Class A ...........................................        3,161,794            589,785         357,111              176,201
  Class B ...........................................               --             65,802          91,100                   --
  Class C ...........................................               --            297,060         303,177                   --
 Transfer agent fees (Note 3) .......................        2,752,079            519,103         515,585              140,800
 Custodian fees .....................................           38,565             18,765           7,658                1,732
 Reports to shareholders ............................          218,258             44,696          36,171               11,092
 Registration and filing fees .......................          395,017             75,749          65,283               24,811
 Professional fees (Note 3) .........................           63,109             26,901          43,632               12,721
 Trustees' fees and expenses ........................            9,340              1,972           1,363                  463
 Other ..............................................           13,856                233           4,109                1,347
                                                         --------------------------------------------------------------------------
      Total expenses ................................       13,647,410          3,020,411       2,429,935              738,494
      Expenses waived/paid by affiliate (Note 3) ....               --                 --              --             (155,619)
                                                         --------------------------------------------------------------------------
       Net expenses .................................       13,647,410          3,020,411       2,429,935              582,875
                                                         --------------------------------------------------------------------------
        Net investment income (loss) ................       (6,753,540)          (220,621)     (1,034,475)             465,732
                                                         --------------------------------------------------------------------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments
   Unaffiliated issuers .............................     (110,589,647)       (41,409,494)     20,128,489           4,299,372
   Non-controlled affiliated issuers (Note 7) .......      (14,417,743)                --              --                  --
  Foreign currency transactions .....................          149,967            (94,019)         31,958              (2,866)
                                                         --------------------------------------------------------------------------
      Net realized gain (loss) ......................     (124,857,423)       (41,503,513)     20,160,447           4,296,506
 Net unrealized appreciation (depreciation) on:
  Investments .......................................        1,108,389        (91,708,709)      3,932,789           7,982,876
  Translation of assets and liabilities denominated in
   foreign currencies ...............................               --              5,083         (11,990)                 --
                                                         --------------------------------------------------------------------------
      Net unrealized appreciation (depreciation) ....        1,108,389        (91,703,626)      3,920,799           7,982,876
                                                         --------------------------------------------------------------------------
Net realized and unrealized gain (loss) .............     (123,749,034)      (133,207,139)     24,081,246          12,279,382
                                                         --------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
 operations .........................................    $(130,502,574)     $(133,427,760)    $23,046,771        $12,745,114
                                                         ==========================================================================



(a) Net of foreign taxes and fees of $51,451, $12,228, and $27,512 for the Franklin Global Communications Fund, Franklin Global Health Care Fund, and Franklin Natural Resources Fund, respectively.


                       See notes to financial statements.

FRANKLIN STRATEGIC SERIES
Financial Statements (continued)

STATEMENTS OF OPERATIONS (CONT.)
FOR THE YEAR ENDED APRIL 30, 2001



                                                                             FRANKLIN
                                                                            TECHNOLOGY
                                                                               FUND
                                                                           ------------
Investment income:
(net of foreign taxes of $1,210)
 Dividends ...........................................................     $   282,456
 Interest ............................................................           4,547
                                                                           ------------
      Total investment income ........................................         287,003
                                                                           ------------
Expenses:
 Management fees (Note 3) ............................................         292,660
 Administrative fees (Note 3) ........................................         111,762
 Distribution fees (Note 3)
  Class A ............................................................         107,286
  Class B ............................................................          60,851
  Class C ............................................................         112,822
 Transfer agent fees (Note 3) ........................................         158,596
 Custodian fees ......................................................             800
 Reports to shareholders .............................................           6,860
 Registration and filing fees ........................................          26,101
 Professional fees ...................................................          12,813
 Trustees' fees and expenses .........................................             388
 Amortization of offering costs (Note 1) .............................         136,465
 Other ...............................................................             313
                                                                           ------------
      Total expenses .................................................       1,027,717
      Expenses waived/paid by affiliate (Note 3) .....................        (158,084)
                                                                           ------------
       Net expenses ..................................................         869,633
                                                                           ------------
        Net investment loss ..........................................        (582,630)
                                                                           ------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments ........................................................     (26,012,455)
  Foreign currency transactions ......................................             786
                                                                           ------------
       Net realized loss .............................................     (26,011,669)
 Net unrealized depreciation on investments ..........................      (8,057,804)
                                                                           ------------
Net realized and unrealized loss .....................................     (34,069,473)
                                                                           ------------
Net decrease in net assets resulting from operations .................    $(34,652,103)
                                                                           ============



                       See notes to financial statements.

FRANKLIN STRATEGIC SERIES
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED APRIL 30, 2001 AND 2000


                                                          FRANKLIN BIOTECHNOLOGY                    FRANKLIN
                                                              DISCOVERY FUND               GLOBAL COMMUNICATIONS FUND
                                                    -------------------------------------------------------------------
                                                            2001          2000                  2001           2000
                                                    -------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss)                      $   (6,753,540)   $  (1,384,129)      $    (220,621)  $  1,517,088
  Net realized gain (loss) from investments and
   foreign currency transactions                      (124,857,423)       4,784,048         (41,503,513)    46,156,983
  Net unrealized appreciation (depreciation) on
   investments and translation of assets and
   liabilities denominated in foreign currencies         1,108,389      (21,785,672)        (91,703,626)    28,526,623
      Net increase (decrease) in net assets        -------------------------------------------------------------------
      resulting from operations                       (130,502,574)     (18,385,753)       (133,427,760)    76,200,694
 Distributions to shareholders from:
  Net investment income:
   Class A                                                      --               --            (527,184)    (4,009,477)
   Class B                                                      --               --             (17,429)        (6,176)
   Class C                                                      --               --                  --       (215,000)
  Net realized gains:
   Class A                                              (3,470,648)        (223,281)        (23,908,347)   (33,553,640)
   Class B                                                      --               --            (803,487)      (110,158)
   Class C                                                      --               --          (3,203,428)    (3,053,817)
                                                    -------------------------------------------------------------------
 Total distributions to shareholders                    (3,470,648)        (223,281)        (28,459,875)   (40,948,268)
 Capital share transactions: (Note 2)
   Class A                                             226,343,633      867,632,458           6,959,890     57,951,832
   Class B                                                      --               --           6,246,763      4,489,511
   Class C                                                      --               --           6,119,507     14,252,127
                                                    -------------------------------------------------------------------
 Total capital share transactions                      226,343,633      867,632,458          19,326,160     76,693,470
      Net increase (decrease) in net assets             92,370,411      849,023,424        (142,561,475)   111,945,896
Net assets:
 Beginning of year                                     918,473,269       69,449,845         328,656,126    216,710,230
                                                    -------------------------------------------------------------------
 End of year                                        $1,010,843,680     $918,473,269       $ 186,094,651   $328,656,126
                                                    ===================================================================
Undistributed net investment income included
 in net assets:
 End of year                                        $           --     $     (1,189)     $          --     $   156,014
                                                    ===================================================================


                       See notes to financial statements.

FRANKLIN STRATEGIC SERIES
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED APRIL 30, 2001 AND 2000

                                                               Franklin                                 Franklin
                                                          Global Health Care Fund                  Natural Resources Fund
                                                      -------------------------------------------------------------------
                                                           2001                2000              2001            2000
                                                      -------------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) ..................     $  (1,034,475)    $    (758,261)    $    465,732     $    164,594
  Net realized gain from investments and foreign
    currency transactions .......................        20,160,447         9,286,216        4,296,506        3,472,068
  Net unrealized appreciation on investments and
    translation of assets and liabilities
    denominated in foreign currencies ...........         3,920,799        23,890,150        7,982,876        3,095,782
                                                      -------------------------------------------------------------------
      Net increase in net assets resulting from
        operations ..............................        23,046,771        32,418,105       12,745,114        6,732,444
 Distributions to shareholders from:
  Net investment income:
   Class A ......................................          (678,151)             --           (249,767)        (250,190)
   Class B ......................................           (15,918)             --               --               --
   Advisor Class ................................              --                --            (81,650)          (2,323)
  Net realized gains:
   Class A ......................................        (9,057,349)             --               --               --
   Class B ......................................          (658,343)             --               --               --
   Class C ......................................        (1,930,638)             --               --               --
                                                      -------------------------------------------------------------------
 Total distributions to shareholders                    (12,340,399)             --           (331,417)        (252,513)
 Capital share transactions: (Note 2)
   Class A ......................................        31,001,157       (10,806,942)       7,592,522       (9,142,232)
   Class B ......................................        10,436,713         2,675,497             --               --
   Class C ......................................        10,004,358         1,505,360             --               --
   Advisor Class ................................              --                --          2,810,456        8,226,100
                                                      -------------------------------------------------------------------
 Total capital share transactions ...............        51,442,228        (6,626,085)      10,402,978         (916,132)
      Net increase in net assets ................        62,148,600        25,792,020       22,816,675        5,563,799
Net assets:
 Beginning of year ..............................       113,998,826        88,206,806       49,896,956       44,333,157
                                                      -------------------------------------------------------------------
 End of year ....................................     $ 176,147,426     $ 113,998,826     $ 72,713,631     $ 49,896,956
                                                      ===================================================================
Undistributed net investment income
 included in net assets:
 End of year ....................................     $        --       $        --       $    311,843     $    175,143
                                                      ===================================================================


                       See notes to financial statements.
78

FRANKLIN STRATEGIC SERIES
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS (CONT.)
FOR THE YEARS ENDED APRIL 30, 2001

                                                                                                                 Franklin
                                                                                                              Technology Fund
                                                                                                              ---------------
                                                                                                                   2001
                                                                                                              ---------------
Increase in net assets:
 Operations:
  Net investment loss .......................................................................................   $  (582,630)
  Net realized loss from investments and foreign currency transactions ......................................   (26,011,669)
  Net unrealized depreciation on investments ................................................................    (8,057,804)
                                                                                                                -------------
      Net decrease in net assets resulting from operations ..................................................   (34,652,103)
 Capital share transactions: (Note 2)
  Class A ...................................................................................................    52,291,063
  Class B ...................................................................................................     9,411,317
  Class C ...................................................................................................    20,968,401
  Advisor Class .............................................................................................    16,838,470
                                                                                                                -------------
 Total capital share transactions ...........................................................................    99,509,251
      Net increase in net assets ............................................................................    64,857,148
Net assets (there is no undistributed net investment income at end of year):
 Beginning of year ..........................................................................................           --
                                                                                                                -------------
 End of year ................................................................................................   $64,857,148
                                                                                                                =============

                       See notes to financial statements.

FRANKLIN STRATEGIC SERIES
Notes to Financial Statements



1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Strategic Series (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of thirteen separate series. All funds included in this report (the Funds) are non-diversified. The investment objectives of the Funds are:

         Capital Growth                                     Total Return
         --------------------------------------------------------------------------------
         Franklin Biotechnology Discovery Fund        Franklin Global Communications Fund
         Franklin Global Health Care Fund             Franklin Natural Resources Fund
         Franklin Technology Fund

Effective May 1, 2000, the Franklin Strategic Series began offering shares of the Franklin Technology Fund.

The following summarizes the Funds' significant accounting policies.

a. SECURITY VALUATION:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Restricted securities and securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. FOREIGN CURRENCY TRANSLATION:

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. SECURITIES SOLD SHORT:

The Franklin Biotechnology Discovery Fund can engage in selling securities short, which obligates the fund to replace a borrowed security with the same security at current market value. The fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund would realize a gain if the price of the security declines between those dates.

The fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the fund must maintain a deposit for the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. At April 30, 2001, the Franklin Biotechnology Discovery Fund had no open short sales.

FRANKLIN STRATEGIC SERIES
NOTES TO FINANCIAL STATEMENTS (continued)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

d. SECURITIES LENDING:

The Franklin Biotechnology Discovery Fund loans securities to certain brokers for which it receives cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. The collateral is invested in short-term instruments as noted in the Statement of Investments. The fund bears the risk of loss with respect to the investment of the collateral.

e. INCOME TAXES:

No provision has been made for income taxes because each fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

f. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Realized and unrealized gains and losses and net investment income (loss), other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets. Other expenses are charged to each fund on a specific identification basis.

g. OFFERING COSTS:

Offering costs are amortized on a straight line basis over twelve months.

h. ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. SHARES OF BENEFICIAL INTEREST

The classes of shares offered within each of the Funds are indicated below. Each class of shares differs by its initial sales load, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

                                                                              CLASS A,
                                                     CLASS A,                 CLASS B,
                                CLASS A &            Class B, &               Class C, &
Class A                       ADVISOR CLASS          Class C                 ADVISOR CLASS
------------------------------------------------------------------------------------------
Franklin                      Franklin Natural     Franklin Global          Franklin
Biotechnology                 Resources Fund       Communications Fund      Technology Fund
Discovery Fund
                                                   Franklin Global
                                                   Health Care Fund

FRANKLIN STRATEGIC SERIES
NOTES TO FINANCIAL STATEMENTS (continued)


2. SHARES OF BENEFICIAL INTEREST (cont.)

At April 30, 2001, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Funds' shares were as follows:

                                       FRANKLIN BIOTECHNOLOGY             FRANKLIN GLOBAL                    FRANKLIN GLOBAL
                                           DISCOVERY FUND                COMMUNICATIONS FUND                HEALTH CARE FUND
                                       --------------------------------------------------------------------------------------
                                        SHARES       AMOUNT             SHARES       AMOUNT              SHARES       AMOUNT
                                       --------------------------------------------------------------------------------------
CLASS A SHARES:
Year ended April 30, 2001
 Shares sold ...................     10,875,012    $ 824,148,677       5,371,164    $ 78,700,165        7,863,660   $196,566,035
 Shares issued in reinvestment
 of distributions ..............         40,417      2,931,473         1,654,136      21,835,997          345,880      8,861,450
 Shares redeemed ...............     (8,619,124)    (600,736,517)     (6,730,110)    (93,576,272)      (7,045,657)  (174,426,328)
                                    ---------------------------------------------------------------------------------------------
 Net increase ..................      2,296,305    $ 226,343,633         295,190    $  6,959,890        1,163,883   $ 31,001,157
                                    =============================================================================================
Year ended April 30, 2000
 Shares sold ...................     17,971,248   $1,271,076,030       6,271,281    $129,648,724        7,355,772   $125,127,747
 Shares issued in reinvestment
 of distributions ..............          4,597        178,540         1,754,362      32,769,923              --             --
 Shares redeemed ...............     (5,745,246)  (403,622,112)       (5,232,137)   (104,466,815)      (8,241,799)  (135,934,689)
                                    ---------------------------------------------------------------------------------------------
 Net increase (decrease) .......     12,230,599   $867,632,458         2,793,506    $ 57,951,832         (886,027)  $(10,806,942)
                                    =============================================================================================
CLASS B SHARES:
Year ended April 30, 2001
 Shares sold .......................................................     375,207    $ 6,409,480          508,124    $12,705,359
 Shares issued in reinvestment
 of distributions ..................................................      52,680         684,313           23,366        590,711
 Shares redeemed ...................................................     (65,341)       (847,030)        (121,258)    (2,859,357)
                                                                       ----------------------------------------------------------
 Net increase ......................................................     362,546    $  6,246,763          410,232   $ 10,436,713
                                                                       ==========================================================
Year ended April 30, 2000
 Shares sold .......................................................     211,587    $  4,444,191          140,895   $  2,768,142
 Shares issued in reinvestment
 of distributions ..................................................      5,728         106,660              --             --
 Shares redeemed ...................................................      (2,948)        (61,340)          (4,723)       (92,645)
                                                                       ----------------------------------------------------------
 Net increase ......................................................     214,367    $  4,489,511          136,172   $ 2,675,497
                                                                       ==========================================================
CLASS C SHARES
Year ended April 30, 2001
 Shares sold .......................................................     957,395    $ 14,700,918        1,035,845   $ 25,684,138
 Shares issued in reinvestment
 of distributions ..................................................     218,569       2,845,774           70,358      1,763,183
 Shares redeemed ...................................................    (865,639)    (11,427,185)        (714,096)   (17,442,963)
                                                                       ----------------------------------------------------------
 Net increase ......................................................     310,325    $  6,119,507          392,107   $ 10,004,358
                                                                       ==========================================================
Year ended April 30, 2000
 Shares sold .......................................................     759,183    $ 15,751,309          486,834   $  8,924,197
 Shares issued in reinvestment
 of distributions ..................................................     154,008       2,861,777              --             --
 Shares redeemed ...................................................    (232,780)     (4,360,959)        (464,033)    (7,418,837)
                                                                       ----------------------------------------------------------
 Net increase ......................................................     680,411    $ 14,252,127           22,801   $  1,505,360
                                                                       ==========================================================

FRANKLIN STRATEGIC SERIES
NOTES TO FINANCIAL STATEMENTS (continued)


2. SHARES OF BENEFICIAL INTEREST (cont.)

                                                                           FRANKLIN
                                                                    NATURAL RESOURCES FUND          FRANKLIN TECHNOLOGY FUND
                                                                  ----------------------------------------------------------
                                                                     SHARES        AMOUNT             SHARES       AMOUNT
                                                                  ----------------------------------------------------------
CLASS A SHARES:
Year ended April 30, 2001
 Shares sold ...............................................       3,274,194    $57,277,578         7,174,533   $68,741,873
 Shares issued in reinvestment of distributions ............          13,356        221,312               --            --
 Shares redeemed ...........................................      (2,866,813)   (49,906,368)       (1,930,306)  (16,450,810)
                                                                  ----------------------------------------------------------

 Net increase ..............................................         420,737    $ 7,592,522         5,244,227   $52,291,063
                                                                  ==========================================================

Year ended April 30, 2000
 Shares sold ...............................................       2,824,749    $39,331,408
 Shares issued in reinvestment of distributions ............          17,350        232,665
 Shares redeemed ...........................................      (3,551,679)   (48,706,305)
                                                                  --------------------------

 Net decrease ..............................................        (709,580)   $(9,142,232)
                                                                  ==========================

CLASS B SHARES:
Year ended April 30, 2001
 Shares sold ...............................................................................        1,039,131   $10,327,019
 Shares redeemed ...........................................................................         (116,980)     (915,702)
                                                                                                   -------------------------
 Net increase ..............................................................................          922,151   $ 9,411,317
                                                                                                   =========================
CLASS C SHARES
Year ended April 30, 2001
 Shares sold ...............................................................................        2,566,195   $24,183,528
 Shares redeemed ...........................................................................         (447,146)   (3,215,127)
                                                                                                   -------------------------
 Net increase ..............................................................................        2,119,049   $20,968,401
                                                                                                   =========================
ADVISOR CLASS SHARES:
Year ended April 30, 2001
 Shares sold ...............................................         173,047     $3,070,474         2,059,975   $18,683,006
 Shares issued in reinvestment of distributions ............           4,699         80,311               --            --
 Shares redeemed ...........................................         (19,179)      (340,329)         (206,660)   (1,844,536)
                                                                  ----------------------------------------------------------
 Net increase ..............................................         158,567     $2,810,456         1,853,315   $16,838,470
                                                                  ==========================================================
Year ended April 30, 2000
 Shares sold ...............................................         532,473     $8,436,067
 Shares issued in reinvestment of distributions ............             166          2,297
 Shares redeemed ...........................................         (14,648)      (212,264)
                                                                  --------------------------
 Net increase ..............................................         517,991     $8,226,100
                                                                  ==========================

FRANKLIN STRATEGIC SERIES
Notes to Financial Statements (continued)


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/ Templeton Distributors, Inc. (Distributors), Franklin Templeton Services, LLC (FT Services), and Franklin/Templeton Investor Services, LLC (Investor Services), the Funds' investment manager, principal underwriter, administrative manager and transfer agent, respectively.

All Funds, except the Franklin Technology Fund, pay an investment management fee to Advisers based on the average net assets of the funds as follows:

        Annualized
         Fee Rate       Daily Net Assets
        -------------------------------------------------------------------
           .625%        First $100 million
           .500%        Over $100 million, up to and including $250 million
           .450%        Over $250 million, up to and including $10 billion

Fees are further reduced on net assets over $10 billion.

The Franklin Technology Fund pays an investment management fee to Advisers based on the average net assets of the fund as follows:

        Annualized
         Fee Rate       Daily Net Assets
        -------------------------------------------------------------------
           .550%        First $500 million
           .450%        Over $500 million, up to and including $1 billion
           .400%        Over $1 billion, up to and including $1.5 billion

Fees are further reduced on net assets over $1.5 billion.

The Franklin Biotechnology Discovery Fund pays an administrative fee to FT Services based on the average net assets of the fund as follows:

        Annualized
         Fee Rate       Daily Net Assets
        -------------------------------------------------------------------
           .150%        First $200 million
           .135%        Over $200 million, up to and including $700 million
           .100%        Over $700 million, up to and including $1.2 billion
           .075%        Over $1.2 billion

Under an agreement with Advisers, FT Services provides administrative services to the Franklin Global Communications Fund, the Franklin Global Health Care Fund, and the Franklin Natural Resources Fund. The fee is paid by Advisers based on the average daily net assets, and is not an additional expense of the funds.

The Franklin Technology Fund pays an administrative fee to FT Services based on an annual rate of .20% of the fund's average daily net assets.

FRANKLIN STRATEGIC SERIES
Notes to Financial Statements (continued)

3. TRANSACTIONS WITH AFFILIATES (CONT.)

Advisers agreed in advance to waive management fees and/or administrative fees for the Franklin Natural Resources Fund and the Franklin Technology Fund, as noted in the Statements of Operations.

The Funds may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund) which is managed by Advisers.

The Funds earned dividend income from investment in the Sweep Money Fund as follows:

                                            FRANKLIN        FRANKLIN GLOBAL       FRANKLIN          FRANKLIN         FRANKLIN
                                          BIOTECHNOLOGY     COMMUNICATIONS      GLOBAL HEALTH   NATURAL RESOURCES   TECHNOLOGY
                                         DISCOVERY FUND          FUND             CARE FUND           FUND             FUND
                                         -------------------------------------------------------------------------------------
Dividend Income .....................      $6,223,674         $1,538,780          $572,499          $295,198         $252,701

Management fees were reduced on assets invested in the Sweep Money Fund.

The Funds reimburse Distributors for costs incurred in marketing the Funds' shares up to a certain percentage per year of their average daily net assets of each class as follows:

                                             FRANKLIN       FRANKLIN GLOBAL     FRANKLIN          FRANKLIN         FRANKLIN
                                           BIOTECHNOLOGY    COMMUNICATIONS    GLOBAL HEALTH   NATURAL RESOURCES   TECHNOLOGY
                                          DISCOVERY FUND         FUND           CARE FUND           FUND             FUND
                                         -------------------------------------------------------------------------------------
Class A .............................        .25%                .25%            .25%               .35%            .35%
Class B .............................         --                1.00%           1.00%                --            1.00%
Class C .............................         --                1.00%           1.00%                --            1.00%


Distributors received (paid) net commissions on sales of the Funds' shares, and received contingent deferred sales charges for the year as follows:

                                              FRANKLIN        FRANKLIN GLOBAL       FRANKLIN          FRANKLIN         FRANKLIN
                                            BIOTECHNOLOGY     COMMUNICATIONS      GLOBAL HEALTH   NATURAL RESOURCES   TECHNOLOGY
                                           DISCOVERY FUND          FUND             CARE FUND           FUND             FUND
                                         -------------------------------------------------------------------------------------
Net commissions received (paid) .....       $2,408,100          $(249,300)          $(482,173)           $55,204       $(429,306)
Contingent deferred sales charges ...       $ 112,002            $ 31,301            $ 72,960            $     4       $  21,594

The Funds paid transfer agent fees of $4,086,163, of which $3,153,957 was paid to Investor Services.

At April 30, 2001, Advisers and/or investment companies managed by Advisers owned 16.31% of the Franklin Technology Fund.

Included in professional fees are legal fees of $11,556 that were paid to a law firm in which a partner was an officer of the Funds.

FRANKLIN STRATEGIC SERIES
Notes to Financial Statements (continued)

4. INCOME TAXES

At April 30, 2001, the funds had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

                                     FRANKLIN GLOBAL      FRANKLIN
                                     COMMUNICATIONS       TECHNOLOGY
                                          FUND              FUND
                                     -------------------------------
         Capital loss carryovers
         expiring in:
         2009 .......................  $2,272,567         $385,516
                                     -------------------------------
                                       $2,272,567         $385,516
                                     ===============================

At April 30, 2001, the Franklin Biotechnology Discovery Fund, the Franklin Global Communications Fund, and the Franklin Technology Fund had deferred capital losses occurring subsequent to October 31, 2000 of $129,109,274, $35,026,640, and $18,919,877, respectively. For tax purposes, such losses will be reflected in the year ending April 30, 2002.

At April 30, 2001, the Franklin Biotechnology Discovery Fund and the Franklin Natural Resources Fund had deferred currency losses subsequent to October 31, 2000 of $279 and $5,281, respectively. For tax purposes, such losses will be reflected in the year ending April 30, 2002.

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

At April 30, 2001, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes was as follows:

                                                 FRANKLIN       FRANKLIN GLOBAL      FRANKLIN          FRANKLIN         FRANKLIN
                                               BIOTECHNOLOGY    COMMUNICATIONS     GLOBAL HEALTH   NATURAL RESOURCES   TECHNOLOGY
                                              DISCOVERY FUND         FUND            CARE FUND           FUND             FUND
                                              ------------------------------------------------------------------------------------

Investments at cost ...................       $1,091,526,723     $216,063,928     $154,597,691        $62,536,256      $80,179,170
                                              ====================================================================================
Unrealized appreciation ...............       $  246,177,321     $ 13,340,339     $ 30,811,732        $15,843,110      $ 6,313,695
Unrealized depreciation ...............         (273,240,821)     (41,784,626)     (12,106,754)        (3,013,703)     (21,078,561)
                                              ------------------------------------------------------------------------------------
Net unrealized appreciation
(depreciation) ........................       $  (27,063,500)    $(28,444,287)    $ 18,704,978        $12,829,407     $(14,764,866)
                                              ====================================================================================


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the year ended April 30, 2001 were as follows:

                                       FRANKLIN        FRANKLIN GLOBAL       FRANKLIN          FRANKLIN           FRANKLIN
                                     BIOTECHNOLOGY     COMMUNICATIONS      GLOBAL HEALTH   NATURAL RESOURCES     TECHNOLOGY
                                    DISCOVERY FUND          FUND             CARE FUND           FUND               FUND
                                    ---------------------------------------------------------------------------------------
Purchases ......................      $727,133,006      $309,571,439      $256,949,756        $42,492,370        $197,148,601
Sales ..........................      $530,896,957      $305,482,774      $227,632,772        $31,183,801        $101,267,270

FRANKLIN STRATEGIC SERIES
Notes to Financial Statements (continued)

6. RESTRICTED SECURITIES

The Funds may purchase securities through a private offering that generally cannot be resold to the public without prior registration under the Securities Act of 1933. The costs of registering such securities are paid by the issuer. At April 30, 2001, the funds held restricted securities as follows:

                                                                                      ACQUISITION
  SHARES    ISSUER                                                                       DATE            COST              VALUE
----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN BIOTECHNOLOGY DISCOVERY FUND
2,227,172   Fibrogen Inc., pfd., E (1.0% of Net Assets) .........................        5/19/00      $10,000,002      $10,000,002
                                                                                                                       ===========
FRANKLIN GLOBAL COMMUNICATIONS FUND
   95,932   Kestrel Solutions, pfd., D (.3% of Net Assets) ......................        1/20/00      $ 1,249,994       $  575,592
                                                                                                                       ===========
FRANKLIN GLOBAL HEALTH CARE FUND
  136,364   Masimo Corp., pfd., F (.4% of Net Assets) ...........................        5/15/00      $ 1,500,004       $  750,002
                                                                                                                       ===========
FRANKLIN TECHNOLOGY FUND
   30,126   Micro Photonix Integration Corp., pfd., C (.2% of Net Assets) .......        6/23/00       $  190,255       $  150,630
                                                                                                                       ===========


7. HOLDING OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines "affiliated companies" as investments in portfolio companies in which the Fund owns 5% or more of the outstanding voting securities. Investments in "affiliated companies" including net realized loss at April 30, 2001 were shown as below:

                                                                                          NUMBER
                                          NUMBER OF SHARES                              OF SHARES
                                               HELD AT            GROSS      GROSS         HELD AT       VALUE AT      REALIZED
NAME OF ISSUER                            BEGINNING OF YEAR     ADDITIONS  REDUCTIONS    END OF YEAR    END OF YEAR      LOSS
------------------------------------------------------------------------------------------------------------------------------------

FRANKLIN BIOTECHNOLOGY DISCOVERY FUND
BioSource International Inc. ..........     505,000             368,800     (873,800)         --          --           $(14,417,743)
Fusion Medical Technologies Inc. ......     350,000             380,000       --           730,000      $4,234,000           --
                                                                                                        ----------------------------
                                                                                                        $4,234,000     $(14,417,743)
                                                                                                        ============================


8. SECURITIES LENDING

At April 30, 2001, the Franklin Biotechnology Discovery Fund loaned securities with a value of $70,261,755 and received net interest income of $91,249 from the investment of cash collateral.

FRANKLIN STRATEGIC SERIES
Independent Auditors' Report

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
FRANKLIN STRATEGIC SERIES

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the funds included in this report constituting part of the Franklin Strategic Series (hereafter referred to as the "Funds") at April 30, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets and financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at April 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
June 8, 2001

FRANKLIN STRATEGIC SERIES
Tax Designation

Under Section 852(b)(3)(C) of the Internal Revenue Code, the funds hereby designate the following amounts as capital gain dividends for the fiscal year ended April 30, 2001:

                                                   CAPITAL GAINS
                                                   20% RATE GAIN
         -------------------------------------------------------
         Franklin Biotechnology Discovery Fund ..  $ 3,471,414
         Franklin Global Health Care Fund .......  $10,659,568
         Franklin Natural Resources Fund ........  $ 1,115,397

Under Section 854(b)(2) of the Internal Revenue Code, the funds hereby designate the following percentage amounts of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended April 30, 2001:

         FRANKLIN GLOBAL       FRANKLIN
         COMMUNICATIONS      GLOBAL HEALTH     FRANKLIN NATURAL
              FUND             CARE FUND        RESOURCES FUND
         ------------------------------------------------------
              4.89%             19.79%               100%

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